                                                    REGISTRATION NO. 333-134307
                                                     REGISTRATION NO. 811-04335
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-6
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 23    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 134           [X]
                     (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2017 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (      ) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Separate Account FP.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 23 ("PEA") to the Form N-6 Registration Statement No. 333-134307 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statements the additions/modifications reflected in the Prospectuses, Statement of Additional Information and Supplements. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend or delete any other part of the Registration Statement except as specifically noted herein.

IncentiveLife Legacy(R) III

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2017


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the IncentiveLife Legacy(R) III policy, but itself is not a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVELIFE LEGACY(R) III?

IncentiveLife Legacy(R) III provides life insurance coverage, plus the opportunity for you to earn a return in (i) our guaranteed interest option,
(ii) an investment option we refer to as the Market Stabilizer Option(R), which is described in the separate Market Stabilizer Option(R) prospectus and/or
(iii) one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. 1290 VT Convertible Securities/(2)/
.. 1290 VT DoubleLine Dynamic Allocation/(3)/
.. 1290 VT DoubleLine Opportunistic Bond/(4)/
.. 1290 VT Equity Income/(2)/
.. 1290 VT GAMCO Mergers & Acquisitions/(2)/
.. 1290 VT GAMCO Small Company Value/(2)/
.. 1290 VT SmartBeta Equity/(2)/
.. 1290 VT Socially Responsible
.. All Asset Aggressive-Alt 25/(5)/

.. All Asset Growth-Alt 20


.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) New World Fund(R)
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth
   Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy/(1)/
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Growth Strategy/(1)/


.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise

.. AXA/Loomis Sayles Growth

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. EQ/BlackRock Basic Value Equity


.. EQ/Capital Guardian Research
.. EQ/Common Stock Index


.. EQ/Core Bond Index
.. EQ/Equity 500 Index


VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market


.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
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(1)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

(2)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(3)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. Please see "About the Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.
(4)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(5)Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to shareholder approval.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information on the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #240244/AA & ADL
                                                                 (N 44 AR only)
free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences under "Estate, gift, and generation-skipping taxes."


OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with IncentiveLife Legacy(R) III or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

Contents of this Prospectus

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             ------------------------------------------------------
             1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
               WILL PAY                                          6
             ------------------------------------------------------
             Tables of policy charges                            6
             How we allocate charges among your investment
               options                                           8
             Changes in charges                                  8

             ------------------------------------------------------
             2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
               AND RISKS                                        10
             ------------------------------------------------------
             How you can pay for and contribute to your policy  10
             The minimum amount of premiums you must pay        11
             You can guarantee that your policy will not
               terminate before a certain date                  11
             You can elect a "paid up" death benefit guarantee 11 You can receive an accelerated death benefit
               under the Long- Term Care Services/SM/ Rider     12
             Investment options within your policy              12
             About your life insurance benefit                  13
             Alternative higher death benefit in certain cases 13 You can increase or decrease your insurance
               coverage                                         14
             Accessing your money                               15
             Risks of investing in a policy                     15
             How the IncentiveLife Legacy(R) III variable life
               insurance policy is available                    16

             ------------------------------------------------------
             3. WHO IS AXA EQUITABLE?                           17
             ------------------------------------------------------
             How to reach us                                    18
             About our Separate Account FP                      18
             Your voting privileges                             19
             About the Trusts                                   19

             ------------------------------------------------------
             4. ABOUT THE PORTFOLIOS OF THE TRUSTS              20
             ------------------------------------------------------
             Portfolios of the Trust                            21

             ------------------------------------------------------
             5. DETERMINING YOUR POLICY'S VALUE                 29
             ------------------------------------------------------
             Your policy account value                          29

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"We," "our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer IncentiveLife Legacy(R) III anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

           ----------------------------------------------------------
           6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
             OPTIONS                                              30
           ----------------------------------------------------------
           Transfers you can make                                 30
           How to make transfers                                  30
           Our automatic transfer service                         30
           Our asset rebalancing service                          31

           ----------------------------------------------------------
           7. ACCESSING YOUR MONEY                                32
           ----------------------------------------------------------
           Borrowing from your policy                             32
           Loan extension (for guideline premium test policies
             only)                                                33
           Making withdrawals from your policy                    34
           Surrendering your policy for its net cash surrender
             value                                                34
           Your option to receive a terminal illness living
             benefit                                              34

           ----------------------------------------------------------
           8. TAX INFORMATION                                     35
           ----------------------------------------------------------
           Basic income tax treatment for you and your
             beneficiary                                          35
           Tax treatment of distributions to you (loans, partial
             withdrawals, and full surrender; impact of certain
             policy changes and transactions)                     35
           Tax treatment of living benefits rider or Long-Term
             Care Services/SM/ Rider under a policy with the
             applicable rider                                     37
           Business and employer owned policies                   37
           Requirement that we diversify investments              38
           Estate, gift, and generation-skipping taxes            38
           Pension and profit-sharing plans                       38
           Split-dollar and other employee benefit programs       38
           ERISA                                                  39
           3.8% Tax on Net Investment Income or "NII"             39
           Our taxes                                              39
           When we withhold taxes from distributions              39
           Possibility of future tax changes and other tax
             information                                          39

           ----------------------------------------------------------
           9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 41
           ----------------------------------------------------------
           Guarantee premium test for the no lapse guarantee      41
           Paid up death benefit guarantee                        41
           Other benefits you can add by rider                    42
           Variations among IncentiveLife Legacy(R) III policies  46
           Your options for receiving policy proceeds             46
           Your right to cancel within a certain number of days   47

           ----------------------------------------------------------
           10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES      48
           ----------------------------------------------------------
           Deducting policy charges                               48
           Charges that the Trusts deduct                         51

           ----------------------------------------------------------
           11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO
             YOUR POLICY                                          52
           ----------------------------------------------------------
           Dates and prices at which policy events occur          52
           Policy issuance                                        53
           Ways to make premium and loan payments                 53
           Assigning your policy                                  54

           You can change your policy's insured person            54
           Requirements for surrender requests                    54
           Gender-neutral policies                                54
           Future policy exchanges                                54
           Broker transaction authority                           54

           ----------------------------------------------------------
           12. MORE INFORMATION ABOUT OTHER MATTERS               55
           ----------------------------------------------------------
           About our general account                              55
           Transfers of your policy account value                 55
           Telephone and Internet requests                        56
           Cybersecurity                                          57
           Suicide and certain misstatements                      57
           When we pay policy proceeds                            57
           Changes we can make                                    57
           Reports we will send you                               58
           Distribution of the policies                           58
           Legal proceedings                                      60

           ----------------------------------------------------------
           13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND
             AXA EQUITABLE                                        61
           ----------------------------------------------------------

           ----------------------------------------------------------
           14. PERSONALIZED ILLUSTRATIONS                         62
           ----------------------------------------------------------
           Illustrations of policy benefits                       62

           ----------------------------------------------------------
           APPENDICES
           ----------------------------------------------------------

            I  --  Hypothetical illustrations                     I-1
           II  --  States where certain policy features and/or
                     benefits are not available or vary          II-1
          III  --  Calculating the alternate death benefit      III-1

          -----------------------------------------------------------
          REQUESTING MORE INFORMATION
            Statement of Additional Information
            Table of contents
          -----------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.

                                                                PAGE

           account value                                          29
           actual premium fund value                              41
           Administrative Office                                  18
           age; age at issue                                      53
           Allocation Date                                        12
           alternative death benefit                              10
           amount at risk                                         49
           anniversary                                            10
           assign; assignment                                 54, 52
           automatic transfer service                             30
           AXA Equitable                                          17
           AXA Equitable Access Account                           46
           AXA Financial, Inc.                                    17
           basis                                                  36
           beneficiary                                            46
           business day                                           52
           cash surrender value                                   32
           Code                                                   35
           collateral                                             32
           commencement of insurance coverage                     53
           cost of insurance charge                               49
           cost of insurance rates                                49
           day                                                    52
           default                                                11
           disruptive transfer activity                       30, 55
           dollar cost averaging service                          30
           face amount                                            13
           grace period                                           11
           guaranteed interest option                             13
           guarantee premium test                                 41
           Guaranteed Interest Account                            13
           IncentiveLife Legacy(R) III                             1
           initial premium                                        53
           insured person                                         53
           Internet                                               18
           investment funds                                       12
           investment option                                       1
           investment start date                                  53
           issue date                                             53
           lapse                                                  11
           loan extension                                         33
           loan, loan interest                                    32


                                                                PAGE

           Long-Term Care Services/SM/ Rider                  12, 50
           Market Stabilizer Option(R)                            13
           market timing                                          55
           modified endowment contract                            35
           Money Market Lock-in Period                            12
           month, year                                            53
           monthly deduction                                       8
           mortality and expense risk charge                      50
           net cash surrender value                               34
           no lapse guarantee premium fund value                  41
           no lapse guarantee                                     11
           Option A, B                                            13
           our                                                     3
           owner                                                   3
           paid up                                                35
           paid up death benefit guarantee                        11
           partial withdrawal                                     34
           payments                                               53
           planned periodic premium                               10
           policy                                                  1
           Portfolio                                               1
           premium payments                                       10
           prospectus                                              1
           rebalancing                                            31
           receive                                                52
           register date                                          53
           restore, restoration                               11, 37
           riders                                                 10
           SEC                                                     1
           Separate Account FP                                    18
           state                                                   3
           subaccount                                             18
           surrender                                              34
           surrender charge                                        6
           target premium                                         58
           transfers                                              30
           Trusts                                                  1
           units                                                  29
           unit values                                            18
           us                                                      3
           variable investment option                              1
           we                                                      3
           withdrawal                                             34
           you, your                                               3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."

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 TRANSACTION FEES
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 CHARGE                        WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
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PREMIUM CHARGE/(1)/            From each premium               8%

SURRENDER (TURNING IN) OF      Upon surrender                  Initial surrender charge per $1,000 of initial base
YOUR POLICY DURING ITS FIRST                                   policy face amount or per $1,000 of requested base
15 YEARS OR THE FIRST 15                                       policy face amount increase:/(3)/
YEARS AFTER YOU HAVE                                           Highest: $48.52
REQUESTED AN INCREASE IN YOUR                                  Lowest: $11.72
POLICY'S FACE AMOUNT/(2)/                                      Representative: $20.24/(4)/

REQUEST A DECREASE IN YOUR     Effective date of the decrease  A pro rata portion of the charge that would apply to
POLICY'S FACE AMOUNT DURING                                    a full surrender at the time of the decrease.
ITS FIRST 15 YEARS OR THE
FIRST 15 YEARS AFTER YOU HAVE
REQUESTED AN INCREASE IN YOUR
POLICY'S FACE AMOUNT

TRANSFERS AMONG INVESTMENT     Upon transfer                   $25 per transfer./(5)/
OPTIONS

ADDING THE TERMINAL ILLNESS    At the time of the transaction  $100 (if elected after policy issue)
LIVING BENEFIT RIDER

EXERCISE OF OPTION TO RECEIVE  At the time of the transaction  $250
THE TERMINAL ILLNESS LIVING
BENEFIT

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(6)/  At the time of the transaction  Current and Maximum Charge: $90

..   Express mail charge/(6)/   At the time of the transaction  Current and Maximum Charge: $35

..   Policy illustration        At the time of the transaction  Current and Maximum Charge: $25 charge/(7)/

..   Duplicate policy           At the time of the transaction  Current and Maximum Charge: $35 charge/(7)/

..   Policy history             At the time of the transaction  Current and Maximum Charge: $50 charge/(7)(8)/

..   Charge for returned        At the time of the transaction  Current and Maximum Charge: $25 payments/(7)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
 CHARGE                             WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/(9)(10)/          Monthly           Charge per $1,000 of the amount for which we
                                                             are at risk:/(11)/
                                                             Highest: $83.34
                                                             Lowest: $0.02
                                                             Representative: $0.10/(12)/
MORTALITY AND EXPENSE RISK CHARGE          Monthly           0.85% (annual rate) of your value in our
                                                             variable investment options

ADMINISTRATIVE CHARGE/(9)/                   Monthly  (1) Current Amount            Maximum Amount
                                                      Deducted                      Deducted
                                                      $10                           $15

                                                                    -plus-

                                                      (2) Charge per $1,000 of the initial base policy face
                                                      amount and any requested base policy face
                                                      amount increase that exceeds the highest previous
                                                      face amount:

                                                      Highest: $1.20
                                                      Lowest: $0.05
                                                      Representative: $0.11/(4)/

LOAN INTEREST SPREAD/(13)/                   On each policy anniversary (or    1% of loan amount.
                                             on loan termination, if earlier)

OPTIONAL RIDER CHARGES                       While the rider is in effect

CHILDREN'S TERM INSURANCE                    Monthly                           Charge per $1,000 of rider benefit amount:
                                                                               $0.50

DISABILITY DEDUCTION WAIVER                  Monthly                           Percentage of all other monthly charges:
                                                                               Highest: 132%
                                                                               Lowest: 7%
                                                                               Representative: 12%/(12)/

OPTION TO PURCHASE ADDITIONAL INSURANCE      Monthly                           Charge per $1,000 of rider benefit amount:
                                                                               Highest: $0.17
                                                                               Lowest: $0.04
                                                                               Representative: $0.16/(14)/

LONG-TERM CARE SERVICES/SM/ RIDER/(9)/       Monthly                           Charge per $1,000 of the amount for which we are
                                                                               at risk:/(15)/
                                                                               With the optional Nonforfeiture Benefit:
                                                                                  Highest: $2.94
                                                                                  Lowest: $0.25
                                                                                  Representative: $0.53/(14)/
                                                                               Without the optional Nonforfeiture Benefit:
                                                                                  Highest: $2.67
                                                                                  Lowest: $0.22
                                                                                  Representative: $0.49/(14)/
--------------------------------------------------------------------------------------------------------------------------------

(1)We currently deduct 8% of each premium payment in policy years one and two and 6% thereafter. Any premium received in the 24th month following policy issuance will also attract the lower premium charge of 6%.

(2)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(3)The initial amount of surrender charge depends on each policy's specific characteristics.

(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)Unless you specify otherwise, this charge will be deducted from the amount you request.

(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(9)Not applicable after the insured person reaches age 121.

(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(11)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.

(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The interest rate we charge on policy loans is the greater of (a) 2.5% or
    (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.

(14)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and, for the Long-Term Care Services /SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(15)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


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 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Total Annual Portfolio Operating Expenses for 2016 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(1)/        0.61%  2.60%
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(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2018 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



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 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.61%  1.62%
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   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, longevity, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

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IncentiveLife Legacy(R) III is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice.

If you elect a "paid up" death benefit guarantee, you cannot make additional premium payments under your policy. Otherwise, with a few additional exceptions mentioned below, you can make premium payments at any time and in any amount. See "Paid up death benefit guarantee" in "More information about policy features and benefits" later in this prospectus for more information.


SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an IncentiveLife Legacy(R) III policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the IncentiveLife Legacy(R) III policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the IncentiveLife Legacy(R) III policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).


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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and the cash value accumulation test to see the possible impact of making future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long-Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN THE NO LAPSE GUARANTEE THAT CAN KEEP
YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 15 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for the no lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES. THE NO LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less and provided you have death benefit Option A in effect.

If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received a living benefit on account of terminal illness at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected.

The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG-TERM CARE SERVICES/SM/ RIDER


In states where approved and subject to our eligibility requirements, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long-Term Care Services/SM/ Rider. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see"Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

If you exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (1.5% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

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WE WILL PAY AT LEAST 1.5% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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MARKET STABILIZER OPTION(R) ("MSO"). The MSO rider, if available under your policy, provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. The S&P 500 Price Return Index includes 500 companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option(R) prospectus for more information.

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an IncentiveLife Legacy(R) III policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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  AGE:*  40 AND UNDER 45    50   55   60       65
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   %:        250%     215%  185% 150% 130%     120%
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  AGE:*       70      75-90 91   92   93   94 AND OVER
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   %:        115%     105%  104% 103% 102%     101%
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*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III:
Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long-Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long-Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIRST YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES THE MAXIMUM AGE FOR CHANGES TO OPTION B SHOWN IN THEIR POLICY.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please also refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy; or (ii) while the Long-Term Care Services/SM/ Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15 year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. You may have to pay surrender charges if you surrender your policy. See "Surrendering your policy for its net cash surrender value" later in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See "Tax information" later in this prospectus for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay".

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

..   There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

..   The guarantees we make to you under this policy are supported by AXA
    Equitable's general account and are subject to AXA Equitable's claims paying ability. You should look solely to the financial strength of AXA Equitable for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVELIFE LEGACY(R) III VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

IncentiveLife Legacy(R) III is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. IncentiveLife Legacy(R) III is generally available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day-7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s);

(5)designation of new beneficiary(ies); and

(6)authorization for transfers by your financial professional.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address
(1) by toll-free phone and assisted service, (2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. You can transfer among investment options using (2) and
(3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")


FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.


The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in

                             WHO IS AXA EQUITABLE?

Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under IncentiveLife Legacy(R) III invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of IncentiveLife Legacy(R) III and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUST

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                 INVESTMENT MANAGER (OR                   VOLATILITY
 NAME                OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.

-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                INVESTMENT MANAGER
 SHARES PORTFOLIO                                              (OR SUB-ADVISER(S),              VOLATILITY
 NAME/(*)/           OBJECTIVE                                 AS APPLICABLE)                   MANAGEMENT
-----------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.       AXA Equitable Funds Management
  SECURITIES/(1)/                                                 Group, LLC
                                                               Palisade Capital Management,
                                                                  L.L.C.
-----------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks long-term capital appreciation and  DoubleLine Capital LP
  DYNAMIC            current income, with a greater emphasis
  ALLOCATION/(**)/   on current income.
-----------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and      DoubleLine Capital LP
  OPPORTUNISTIC      total return.
  BOND/(+)/
-----------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                   INVESTMENT MANAGER
 SHARES PORTFOLIO                                                 (OR SUB-ADVISER(S),              VOLATILITY
 NAME/(*)/           OBJECTIVE                                    AS APPLICABLE)                   MANAGEMENT
----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and            Boston Advisors, LLC
  INCOME/(2)/        income to achieve an above-average and
                     consistent total return.
----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.       GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS/(3)/
----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.      GAMCO Asset Management, Inc.
  COMPANY VALUE/(4)/
----------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital           AXA Rosenberg Management, LLC
  EQUITY/(5)/        appreciation.
----------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of     BlackRock Investment
  RESPONSIBLE        the MSCI KLD 400 Social Index.                  Management, LLC
----------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and     AXA Equitable Funds Management
  AGGRESSIVE - ALT   current income, with a greater emphasis         Group, LLC
  25/(++)/           on capital appreciation.
----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALT 20             current income.                                 Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of         AllianceBernstein L.P.           (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                     returns and managing volatility in the          Group, LLC
                     Portfolio.                                   BlackRock Investment
                                                                     Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of         AllianceBernstein L.P.           (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                     returns and managing volatility in the          Group, LLC
                     Portfolio.                                   BlackRock Investment
                                                                     Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of         AllianceBernstein L.P.           (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                     returns and managing volatility in the          Group, LLC
                     Portfolio.                                   BlackRock Investment
                                                                     Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  GROWTH             capital.                                     AXA Equitable Funds Management
                                                                     Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and     AXA Equitable Funds Management   (check mark)
  STRATEGY           current income.                                 Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital growth.   ClearBridge Investments, LLC
  LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of           AXA Equitable Funds Management   (check mark)
  GROWTH STRATEGY    capital, with a greater emphasis on             Group, LLC
                     current income.
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.        AXA Equitable Funds Management   (check mark)
  STRATEGY                                                           Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital           AXA Equitable Funds Management   (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-          Group, LLC
                     adjusted returns and managing volatility in  BlackRock Investment
                     the Portfolio.                                  Management, LLC
                                                                  Morgan Stanley Investment
                                                                     Management Inc.
                                                                  OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY  Seeks long-term capital appreciation and     AXA Equitable Funds Management   (check mark)
                     current income, with a greater emphasis         Group, LLC
                     on capital appreciation.
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                   INVESTMENT MANAGER
 SHARES PORTFOLIO                                                 (OR SUB-ADVISER(S),                VOLATILITY
 NAME/(*)/           OBJECTIVE                                    AS APPLICABLE)                     MANAGEMENT
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of         AXA Equitable Funds Management     (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted       Group, LLC
  VOLATILITY         returns and managing volatility in the       BlackRock Investment
                     Portfolio.                                      Management, LLC
                                                                  EARNEST Partners, LLC
                                                                  Massachusetts Financial Services
                                                                     Company d/b/a MFS Investment
                                                                     Management
                                                                  Federated Global Investment
                                                                     Management Corp.
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of         AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                     returns and managing volatility in the          Group, LLC
                     Portfolio.                                   BlackRock Investment
                                                                     Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-    AXA Equitable Funds Management     (check mark)
  VALUE MANAGED      term growth of income, accompanied by           Group, LLC
  VOLATILITY         growth of capital with an emphasis on        BlackRock Investment
                     risk-adjusted returns and managing              Management, LLC
                     volatility in the Portfolio.                 Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.             Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of         AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted       Group, LLC
                     returns and managing volatility in the       BlackRock Investment
                     Portfolio.                                      Management, LLC
                                                                  Capital Guardian Trust Company
                                                                  Vaughan Nelson Investment
                                                                     Management
                                                                  Thornburg Investment
                                                                     Management, Inc.
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth    AXA Equitable Funds Management     (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns       Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.    BlackRock Investment
                                                                     Management, LLC
                                                                  HS Management Partners, LLC
                                                                  Loomis, Sayles & Company, L.P.
                                                                  Polen Capital Management, LLC
                                                                  T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of         AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                     returns and managing volatility in the          Group, LLC
                     Portfolio.                                   BlackRock Investment
                                                                     Management, LLC
                                                                  Massachusetts Financial Services
                                                                     Company d/b/a MFS Investment
                                                                     Management
------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.       Loomis, Sayles & Company, L.P.
  GROWTH
------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital           AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk           Group, LLC
                     adjusted returns and managing volatility in  BlackRock Investment
                     the Portfolio.                                  Management, LLC
                                                                  Diamond Hill Capital Management,
                                                                     Inc.
                                                                  Wellington Management
                                                                     Company, LLP
------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                      INVESTMENT MANAGER
 SHARES PORTFOLIO                                                    (OR SUB-ADVISER(S),                 VOLATILITY
 NAME/(*)/           OBJECTIVE                                       AS APPLICABLE)                      MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH  Seeks long-term capital appreciation and        AXA Equitable Funds Management      (check mark)
  STRATEGY           current income, with a greater emphasis            Group, LLC
                     on current income.
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and       BlackRock Investment
  VALUE EQUITY       secondarily, income.                               Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH           capital.
----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Barclays Intermediate
                     U.S. Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Bond
                     Index.
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before          AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
----------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and             AXA Equitable Funds Management
                     current income.                                    Group, LLC
                                                                     BlackRock Investment
                                                                        Management, LLC
                                                                     First International Advisors, LLC
                                                                     Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before          AXA Equitable Funds Management
  GOVERNMENT BOND    expenses that approximates the total return        Group, LLC
                     performance of the Barclays U.S.                SSgA Funds Management, Inc.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Barclays U.S. Intermediate Government
                     Bond Index.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before         AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and             Invesco Advisers, Inc.
                     income.
----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital              J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                      Management Inc.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                       INVESTMENT MANAGER
 SHARES PORTFOLIO                                                     (OR SUB-ADVISER(S),                VOLATILITY
 NAME/(*)/           OBJECTIVE                                        AS APPLICABLE)                     MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           Massachusetts Financial Services
  INTERNATIONAL                                                          Company d/b/a MFS Investment
  GROWTH                                                                 Management
--------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MONEY             Seeks to obtain a high level of current          The Dreyfus Corporation
  MARKET/(+++)/      income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          Pacific Investment Management
  SHORT BOND         traditional money market products while             Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             AllianceBernstein L.P.
                     consistent with moderate risk to capital.        AXA Equitable Funds Management
                                                                         Group, LLC
                                                                      Pacific Investment Management
                                                                         Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            UBS Global Asset Management
  INCOME             capital appreciation with income as a               (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of             AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                         AXA Equitable Funds Management
                                                                         Group, LLC
                                                                      ClearBridge Investments, LLC
                                                                      Scotia Institutional Asset
                                                                         Management US, Ltd.
                                                                      T. Rowe Price Associates, Inc.
                                                                      Westfield Capital Management
                                                                         Company, L.P.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                  INVESTMENT MANAGER
 SHARES PORTFOLIO                                                (OR SUB-ADVISER(S),                 VOLATILITY
 NAME/(*)/           OBJECTIVE                                   AS APPLICABLE)                      MANAGEMENT
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  AXA Equitable Funds Management
  BOND               income and capital appreciation,               Group, LLC
                     consistent with a prudent level of risk.    BlackRock Financial Management,
                                                                    Inc.
                                                                 DoubleLine Capital LP
                                                                 Pacific Investment Management
                                                                    Company LLC
                                                                 SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH         capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Franklin Advisers, Inc.
                                                                 Wellington Management
                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        AXA Equitable Funds Management
  CAP VALUE          capital.                                       Group, LLC
                                                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Diamond Hill Capital
                                                                    Management, Inc.
                                                                 Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 SSgA Funds Management, Inc.
                                                                 Wellington Management
                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company
------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------

 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------

(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the ''FN'' column corresponds with the number contained in the table above.



--------------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME UNTIL MAY 19, 2017
--------------------------------------------------------
(1)          EQ/Convertible Securities
--------------------------------------------------------
(2)          EQ/Boston Advisors Equity Income
--------------------------------------------------------
(3)          EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------
(4)          EQ/GAMCO Small Company Value
--------------------------------------------------------
(5)          AXA SmartBeta Equity
--------------------------------------------------------



(**)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. The variable investment option's name in effect until on or about May 19, 2017 is All Asset Moderate Growth-Alt 15.
(+)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(++)Effective on or about May 19, 2017, subject to regulatory and shareholder approval, interests in the All Asset Growth-Alt 20 investment option (the "surviving option") will replace interests in the All Asset Growth-Alt 25 investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to a replaced option will be considered as an allocation election to the surviving option. For more information about this Portfolio merger, please contact our customer service representative.
(+++)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

The account value of policy amounts transferred to the Market Stabilizer Option(R), if applicable, is calculated as described in the separate Market Stabilizer Option(R) prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 1.5% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

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TRANSFERS YOU CAN MAKE

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YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee is in effect, there are no restrictions on transfers into or out of the guaranteed interest option. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access.

This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. Generally, you can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

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USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
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Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 2.5% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.5% for the first fifteen policy years and 1.5% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.5% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received

                             ACCESSING YOUR MONEY
during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your pay- ment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long-Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

                             ACCESSING YOUR MONEY

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services/SM/ Rider and selected death benefit Option A, a partial withdrawal will reduce the current long term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long-Term Care Services/SM/ Rider (see "Other benefits you can add by rider:
Long-Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long-Term Care Services/SM/ Rider for chronic illness benefits, if elected and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An IncentiveLife Legacy(R) III policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are during its first seven years (or within seven years after a material change) greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally

                                TAX INFORMATION
not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.


Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

                                TAX INFORMATION

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable and may reduce your investment in the policy in part. Generally the income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (not below zero) and will not be taxable. Please see the "States where certain policy features and/or benefits are not available or vary" Appendix later in this prospectus for more information on state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see the "States where certain policy features and/or benefits are not available or vary" Appendix later in this prospectus for more information on state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee directly to their provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.


The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

                                TAX INFORMATION

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.49 million in 2017). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2017, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5.49 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

                                TAX INFORMATION

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments requires AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

                                TAX INFORMATION

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.


The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.


We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE NO LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "no lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this prospectus.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for the no lapse guarantee and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long-Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to reallocate your fund values to the guaranteed interest option and the AXA Strategic Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers" below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation investment options.) For information about restrictions on transfers to the Market Stabilizer Option(R) if the paid up death benefit guarantee is in effect, see the separate supplement accompanying this prospectus. When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long-Term Care Services/SM/ Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

..   Long-Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   loan extension endorsement -- (see "Loan extension (for guide- line premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

LONG-TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDIX II LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS). The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.
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(1)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any Period of coverage (see below), the maximum Total Benefit is determined as of the first day of that Period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

   After a period of coverage ends before coverage is continued as a Nonforfeiture Benefit:

   1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

   2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

   3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

   4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

   5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

   6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

   7. The accumulated benefit lien amount is reset to zero.

   The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

   After the period of coverage has ended, we will provide you with notice of the adjusted values.

   If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

   . RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

   1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

   2. upon termination or surrender of the policy;

   3. the date of the insured person's death;

   4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

   5. the effective date of the election of the paid up death benefit guarantee;

   6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

   7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

   8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

   If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

   . EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

   NONFORFEITURE BENEFIT

   For a higher monthly charge, you can elect the Long-Term Care Services/SM/ Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
   (a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)One month's maximum monthly benefit and

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

(b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture Benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e., for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.


The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.


.. RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

VARIATIONS AMONG INCENTIVELIFE LEGACY(R) III POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of IncentiveLife Legacy(R) III where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with IncentiveLife Legacy(R) III. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy or see Appendix II later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us, including any premium payments that increase the face amount of your policy. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $11.72 and $48.52 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit,"

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Subject to any necessary regulatory approvals, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Legacy(R) III policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Legacy(R) III policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. Currently we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.05 and $1.20 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% (on a guaranteed basis) of the actual amounts of all the other monthly charges (including charges for other riders you elected) deducted from your policy account value, and depends on the individual insurance risk characteristics of the insured person. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider and while it is in effect, we deduct between $0.04 and $0.17 per $1,000 from your policy account value each month until the insured under the base policy reaches age 40.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

THIRD PARTY AGREEMENTS. If we have entered into a prior written agreement that authorizes your financial professional to submit transfer requests and/or changes to allocation instructions on your behalf, any such transfer request or change to allocation instructions will be considered received by us on the business day it arrives from your financial professional in complete and proper form at our Administrative Office, or via the appropriate telephone or fax number if the item is of the type we accept by those means. We may terminate any such agreement at any time without prior notice.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's Investment Start Date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

..   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of (a) the date you signed part I, section D of the policy application or (b) the date a medical or paramedical professional signed part II of the policy application.

..   In general, if we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In certain circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.


..   For Section 1035 exchanges:

     . If you submit the full initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a), the date you signed part I, section D of the policy application, or (b) the date a medical professional signed part II of the policy application.

     . If we do not receive your full initial premium payment at our Administrative Office before the issue date, or we issue the policy on a different (less favorable) basis than you applied for, the register date will be:

          . For Internal 1035 exchanges -- your original policy will be surrendered as of the date the new policy is approved by the underwriter, and the register date of the new policy will be the same date.

          . For External 1035 exchanges -- the date we receive the 1035 exchange check from the external carrier, provided it meets the minimum initial premium requirement, otherwise the register date will be the date we deliver the policy to you provided we received your full minimum initial premium.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, the no lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, other documentation we require, and provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of IncentiveLife Legacy(R) III in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for IncentiveLife Legacy(R) III policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific IncentiveLife Legacy(R) III policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,

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which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S., if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment



For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

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We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 10 days in paying you such amounts, we will pay interest of at least 1.5% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to IncentiveLife Legacy(R) III from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in

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addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten; plus 2.5% of all other premiums you pay in policy years eleven and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense

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allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first two years; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

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1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)
PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Appendix I to this prospectus contains an arithmetic hypothetical illustration.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.09)%, 4.85% and 10.78%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by AXA Equitable in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including AXA Equitable's currently planned reductions after the 15th policy year). The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of 0.55% and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.54%. These rates are the arithmetic average for all Portfolios that are available as investment options for each table/(1)/. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.


-------------

/(1)/The arithmetic average of the fees and expenses deducted from the assets of the underlying portfolios used in this illustration is the arithmetic average of such fees and expenses as of May 1, 2017.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY III
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
                             -------------                -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,000 $400,000 $  400,000 $ 1,111  $  1,201 $    1,291 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $400,000 $400,000 $  400,000 $ 2,196  $  2,445 $    2,706 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $400,000 $400,000 $  400,000 $ 3,296  $  3,777 $    4,300 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $400,000 $400,000 $  400,000 $ 4,375  $  5,162 $    6,051 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $400,000 $400,000 $  400,000 $ 5,434  $  6,603 $    7,976 $     0  $      0 $      976
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $400,000 $400,000 $  400,000 $ 6,474  $  8,102 $   10,092 $     0  $  1,450 $    3,440
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $400,000 $400,000 $  400,000 $ 7,489  $  9,656 $   12,413 $ 1,201  $  3,368 $    6,125
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $400,000 $400,000 $  400,000 $ 8,478  $ 11,266 $   14,956 $ 2,566  $  5,354 $    9,043
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $400,000 $400,000 $  400,000 $ 9,441  $ 12,932 $   17,742 $ 3,921  $  7,412 $   12,222
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $400,000 $400,000 $  400,000 $10,382  $ 14,661 $   20,800 $ 5,266  $  9,545 $   15,684
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $400,000 $400,000 $  400,000 $17,124  $ 27,089 $   44,410 $17,124  $ 27,089 $   44,410
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $400,000 $400,000 $  400,000 $23,894  $ 43,643 $   85,402 $23,894  $ 43,643 $   85,402
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $400,000 $400,000 $  400,000 $29,414  $ 63,746 $  153,195 $29,414  $ 63,746 $  153,195
------------------------------------------------------------------------------------------------------------
  30     $  150,683   $400,000 $400,000 $  400,000 $32,880  $ 87,589 $  265,833 $32,880  $ 87,589 $  265,833
------------------------------------------------------------------------------------------------------------
  35     $  204,846   $400,000 $400,000 $  527,239 $32,917  $115,089 $  454,517 $32,917  $115,089 $  454,517
------------------------------------------------------------------------------------------------------------
  40     $  273,974   $400,000 $400,000 $  822,483 $27,904  $146,455 $  768,676 $27,904  $146,455 $  768,676
------------------------------------------------------------------------------------------------------------
  45     $  362,200   $400,000 $400,000 $1,356,193 $12,625  $180,241 $1,291,612 $12,625  $180,241 $1,291,612
------------------------------------------------------------------------------------------------------------
  50     $  474,801         ** $400,000 $2,263,411      **  $213,400 $2,155,630      **  $213,400 $2,155,630
------------------------------------------------------------------------------------------------------------
  55     $  618,512         ** $400,000 $3,751,432      **  $242,369 $3,572,792      **  $242,369 $3,572,792
------------------------------------------------------------------------------------------------------------
  60     $  801,928         ** $400,000 $5,973,980      **  $259,163 $5,914,832      **  $259,163 $5,914,832
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         ** $400,000 $9,966,086      **  $316,426 $9,867,412      **  $316,426 $9,867,412
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,000  $400,000 $400,000   $  818   $   899   $   980   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $400,000  $400,000 $400,000   $1,598   $ 1,811   $ 2,033   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $400,000  $400,000 $400,000   $2,344   $ 2,739   $ 3,170   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $400,000  $400,000 $400,000   $3,042   $ 3,669   $ 4,383   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $400,000  $400,000 $400,000   $3,695   $ 4,604   $ 5,684   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $400,000  $400,000 $400,000   $4,301   $ 5,542   $ 7,078   $    0   $     0   $   426
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $400,000  $400,000 $400,000   $4,850   $ 6,470   $ 8,561   $    0   $   182   $ 2,273
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $400,000  $400,000 $400,000   $5,330   $ 7,377   $10,132   $    0   $ 1,465   $ 4,220
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $400,000  $400,000 $400,000   $5,736   $ 8,253   $11,791   $  216   $ 2,733   $ 6,271
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $400,000  $400,000 $400,000   $6,057   $ 9,086   $13,534   $  941   $ 3,970   $ 8,418
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $400,000  $400,000 $400,000   $6,370   $12,460   $23,800   $6,370   $12,460   $23,800
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $400,000  $400,000 $400,000   $4,222   $13,893   $37,476   $4,222   $13,893   $37,476
------------------------------------------------------------------------------------------------------------
  25     $  108,245         **  $400,000 $400,000       **   $ 9,681   $53,501       **   $ 9,681   $53,501
------------------------------------------------------------------------------------------------------------
  30     $  150,683         **        ** $400,000       **        **   $70,330       **        **   $70,330
------------------------------------------------------------------------------------------------------------
  35     $  204,846         **        ** $400,000       **        **   $83,034       **        **   $83,034
------------------------------------------------------------------------------------------------------------
  40     $  273,974         **        ** $400,000       **        **   $81,731       **        **   $81,731
------------------------------------------------------------------------------------------------------------
  45     $  362,200         **        ** $400,000       **        **   $32,440       **        **   $32,440
------------------------------------------------------------------------------------------------------------
  50     $  474,801         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  55     $  618,512         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
                             -------------                -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $401,110 $401,200 $  401,290 $ 1,110  $  1,200 $    1,290 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $402,194 $402,443 $  402,703 $ 2,194  $  2,443 $    2,703 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $403,292 $403,772 $  404,294 $ 3,292  $  3,772 $    4,294 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $404,369 $405,154 $  406,042 $ 4,369  $  5,154 $    6,042 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $405,425 $406,591 $  407,962 $ 5,425  $  6,591 $    7,962 $     0  $      0 $      962
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $406,461 $408,085 $  410,070 $ 6,461  $  8,085 $   10,070 $     0  $  1,433 $    3,418
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $407,472 $409,634 $  412,382 $ 7,472  $  9,634 $   12,382 $ 1,184  $  3,346 $    6,094
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $408,457 $411,235 $  414,913 $ 8,457  $ 11,235 $   14,913 $ 2,545  $  5,323 $    9,001
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $409,414 $412,893 $  417,685 $ 9,414  $ 12,893 $   17,685 $ 3,894  $  7,373 $   12,165
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $410,349 $414,612 $  420,725 $10,349  $ 14,612 $   20,725 $ 5,233  $  9,496 $   15,609
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $417,043 $426,943 $  444,145 $17,043  $ 26,943 $   44,145 $17,043  $ 26,943 $   44,145
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $423,728 $443,287 $  484,613 $23,728  $ 43,287 $   84,613 $23,728  $ 43,287 $   84,613
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $429,072 $462,881 $  550,866 $29,072  $ 62,881 $  150,866 $29,072  $ 62,881 $  150,866
------------------------------------------------------------------------------------------------------------
  30     $  150,683   $432,183 $485,483 $  658,860 $32,183  $ 85,483 $  258,860 $32,183  $ 85,483 $  258,860
------------------------------------------------------------------------------------------------------------
  35     $  204,846   $431,557 $510,022 $  834,334 $31,557  $110,022 $  434,334 $31,557  $110,022 $  434,334
------------------------------------------------------------------------------------------------------------
  40     $  273,974   $425,535 $534,889 $1,119,964 $25,535  $134,889 $  719,964 $25,535  $134,889 $  719,964
------------------------------------------------------------------------------------------------------------
  45     $  362,200   $409,053 $554,066 $1,582,423 $ 9,053  $154,066 $1,182,423 $ 9,053  $154,066 $1,182,423
------------------------------------------------------------------------------------------------------------
  50     $  474,801         ** $554,518 $2,326,680      **  $154,518 $1,926,680      **  $154,518 $1,926,680
------------------------------------------------------------------------------------------------------------
  55     $  618,512         ** $514,866 $3,522,283      **  $114,866 $3,122,283      **  $114,866 $3,122,283
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **       ** $5,437,491      **        ** $5,037,491      **        ** $5,037,491
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **       ** $8,731,809      **        ** $8,331,809      **        ** $8,331,809
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts and frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY III
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,817  $400,898 $400,979   $  817   $   898   $   979   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $401,594  $401,806 $402,028   $1,594   $ 1,806   $ 2,028   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $402,337  $402,730 $403,160   $2,337   $ 2,730   $ 3,160   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $403,030  $403,654 $404,366   $3,030   $ 3,654   $ 4,366   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $403,677  $404,582 $405,656   $3,677   $ 4,582   $ 5,656   $    0   $     0   $     0
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $404,277  $405,510 $407,036   $4,277   $ 5,510   $ 7,036   $    0   $     0   $   384
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $404,817  $406,426 $408,501   $4,817   $ 6,426   $ 8,501   $    0   $   138   $ 2,213
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $405,288  $407,316 $410,047   $5,288   $ 7,316   $10,047   $    0   $ 1,404   $ 4,135
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $405,682  $408,173 $411,673   $5,682   $ 8,173   $11,673   $  162   $ 2,653   $ 6,153
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $405,990  $408,982 $413,375   $5,990   $ 8,982   $13,375   $  874   $ 3,866   $ 8,259
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $406,212  $412,154 $423,212   $6,212   $12,154   $23,212   $6,212   $12,154   $23,212
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $403,954  $413,202 $435,744   $3,954   $13,202   $35,744   $3,954   $13,202   $35,744
------------------------------------------------------------------------------------------------------------
  25     $  108,245         **  $408,342 $448,752       **   $ 8,342   $48,752       **   $ 8,342   $48,752
------------------------------------------------------------------------------------------------------------
  30     $  150,683         **        ** $458,251       **        **   $58,251       **        **   $58,251
------------------------------------------------------------------------------------------------------------
  35     $  204,846         **        ** $454,466       **        **   $54,466       **        **   $54,466
------------------------------------------------------------------------------------------------------------
  40     $  273,974         **        ** $419,801       **        **   $19,801       **        **   $19,801
------------------------------------------------------------------------------------------------------------
  45     $  362,200         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  50     $  474,801         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  55     $  618,512         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts and frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: States where certain policy features and/or benefits are not available or vary

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                  See "Long Term Care       The following paragraph
                          Services/SM/ Rider"       replaces the third
                          under "Other benefits     paragraph in this
                          you can add by rider" in  section in its entirety:
                          "More information about   Benefits are payable
                          policy features and       once we receive: 1) a
                          benefits"                 written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured per-son
                                                    is a chronically ill
                                                    individual who is
                                                    receiv-ing qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "eligibility
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in the
                                                    status of the insured or
                                                    payout of the maximum
                                                    total benefit amount,
                                                    benefit payments will
                                                    termi-nate at the end of
                                                    the twelve month period.
                                                    We also, at our own
                                                    expense, may have the
                                                    insured person examined
                                                    as often as we may
                                                    reasonably require
                                                    during the period of
                                                    cover-age, but not more
                                                    frequently than every 90
                                                    days. This rider may not
                                                    cover all of the costs
                                                    associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    Maximum monthly payments
                                                    The maximum monthly
                                                    payment limitation for
                                                    this rider is as follows:
                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:
                                                    1. the maximum monthly
                                                    benefit (or lesser
                                                    amount as requested,
                                                    however, this may not be
                                                    less than $500); or
-----------------------------------------------------------------------------

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            2. the monthly
(CONTINUED)                                         equivalent of 100% of
                                                    the per day limit
                                                    allowed by the Health
                                                    Insurance Portability
                                                    and Accountability Act
                                                    or "HIPAA". To find out
                                                    the current per day
                                                    limit allowed by HIPAA,
                                                    go to www.irs.gov. We
                                                    may also include this
                                                    information in your
                                                    policy's annual report.
                                                    At issue, the maximum
                                                    monthly benefit is equal
                                                    to the long term care
                                                    specified amount
                                                    multiplied by the
                                                    benefit percentage
                                                    selected. After that,
                                                    the maximum monthly
                                                    benefit is equal to the
                                                    maximum total benefit as
                                                    of the first day of the
                                                    period of coverage
                                                    multiplied by the
                                                    benefit percentage
                                                    selected, and will not
                                                    change thereafter.
                                                    ELIMINATION PERIOD
                                                    The "Elimination Period"
                                                    subsection is renamed
                                                    "Eligibility Period".
                                                    Accordingly, all
                                                    references to the
                                                    "elimination period" are
                                                    replaced with references
                                                    to the "eligibility
                                                    period". Once the
                                                    eligibility period has
                                                    been satisfied, benefits
                                                    will be retroactively
                                                    paid for the eligibility
                                                    period.
                                                    PERIOD OF COVERAGE
                                                    The first paragraph of
                                                    the "Period of coverage"
                                                    subsection is replaced
                                                    in its entirety with the
                                                    following:
                                                    ..  PERIOD OF COVERAGE.
                                                     The period of coverage
                                                     is the period of time
                                                     during which the
                                                     insured person receives
                                                     services that are
                                                     covered under the
                                                     Long-Term Care
                                                     Services/SM/ Rider and
                                                     for which benefits are
                                                     payable. This begins on
                                                     the first day covered
                                                     services are received
                                                     after the end of the
                                                     eligibility period,
                                                     although benefits are
                                                     payable retroactively
                                                     to the beginning of the
                                                     eligibility period. A
                                                     period of coverage will
                                                     end on the earliest of
                                                     the following dates:
                                                    1. the date we receive
                                                    the notice of release
                                                    which must be sent to us
                                                    when the insured person
                                                    is no longer receiving
                                                    continuous qualified
                                                    long-term care services;
                                                    2. the date we determine
                                                    you are no longer
                                                    eligible to receive
                                                    benefits under this
                                                    rider;
                                                    3. the date you request
                                                    that we terminate
                                                    benefit payments under
                                                    this rider;
                                                    4. the date the
                                                    accumulated benefit lien
                                                    amount equals the
                                                    maximum total benefit;
                                                    5. the date you
                                                    surrender the policy;
                                                    6. the date we make a
                                                    payment under the
                                                    accelerated death
                                                    benefits rider (for
                                                    terminal illness); and
                                                    7. the date of death of
                                                    the insured person.
-----------------------------------------------------------------------------

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            The effects of a period
(CONTINUED)                                         of coverage ending as
                                                    described in the "Period
                                                    of Coverage" subsection
                                                    also apply if the
                                                    contract owner exercises
                                                    the fixed paid-up option
                                                    during the period of
                                                    coverage. It is not
                                                    anticipated that there
                                                    will be more than one
                                                    period of coverage for
                                                    the term of this rider.
                                                    FIXED PAID-UP OPTION
                                                    If you exercise the
                                                    fixed paid-up option of
                                                    your policy, your
                                                    coverage under this
                                                    policy will be continued
                                                    in a reduced amount and
                                                    there will be no further
                                                    charges for this rider.
                                                    If such exercise occurs
                                                    during the period of
                                                    coverage, the
                                                    accumulated benefit lien
                                                    amount will be reset to
                                                    zero after policy values
                                                    have been reduced as
                                                    described in the Period
                                                    of Coverage" subsection.
                                                    The face amount of
                                                    paid-up insurance will
                                                    be whatever the
                                                    resulting net cash
                                                    surrender value will buy
                                                    when applied as a net
                                                    single premium.
                                                    If benefits have
                                                    previously been paid
                                                    under this rider, the
                                                    maximum monthly benefit
                                                    will not change. If
                                                    benefits have not
                                                    previously been paid
                                                    under this rider, the
                                                    maximum monthly benefit
                                                    will be equal to the
                                                    maximum total benefit as
                                                    determined immediately
                                                    before the fixed paid-up
                                                    option went into effect
                                                    multiplied by the
                                                    benefit percentage.
                                                    When the fixed paid-up
                                                    option goes into effect,
                                                    the maximum total
                                                    benefit will be
                                                    re-determined as the sum
                                                    of all monthly charges
                                                    deducted for this rider
                                                    since policy issue,
                                                    excluding any such
                                                    charges that were not
                                                    deducted while rider
                                                    benefits were being
                                                    paid. This maximum total
                                                    benefit will be reduced,
                                                    but not below zero, by
                                                    all monthly benefit
                                                    payments made under this
                                                    rider, including any
                                                    loan repayments.
                                                    However, the resulting
                                                    maximum total benefit
                                                    will not exceed the
                                                    lesser of (a) the
                                                    maximum total benefit of
                                                    this rider as determined
                                                    immediately before the
                                                    fixed paid-up option
                                                    went into effect, and
                                                    (b) the face amount of
                                                    paid-up insurance
                                                    multiplied by the
                                                    acceleration percentage.
                                                    If you elect to continue
                                                    coverage as described
                                                    above, you will receive
                                                    additional information
                                                    regarding this benefit,
                                                    including the available
                                                    maximum total benefit.
                                                    OTHER VARIATIONS
                                                    The Nonforfeiture
                                                    benefit is not available.
                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.
                                                    The pre-existing
                                                    condition limitation
                                                    does not apply.
-----------------------------------------------------------------------------

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                  See "Tax treatment of     The benefits paid under
(CONTINUED)               living benefits rider or  this rider are intended
                          Long Term Care            to be treated for
                          Services/SM/ Rider under  Federal income tax
                          a policy with the         purposes as accelerated
                          applicable rider" in      death benefits under
                          "Tax Information"         section 101 (g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    receiving qualified
                                                    long-term care services
                                                    within the meaning of
                                                    section 7702B of the
                                                    Code. The benefit is
                                                    intended to qualify for
                                                    exclusion from income
                                                    within the limits of
                                                    those provisions of the
                                                    Code in effect at the
                                                    issuance of this rider.
                                                    Receipt of these
                                                    benefits may be taxable.
                                                    Charges for this rider
                                                    may be considered
                                                    distributions for income
                                                    tax purposes, and may be
                                                    taxable. This rider is
                                                    not intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Code.
                                                    The long term care
                                                    specified amount for
                                                    this rider will not be
                                                    increased by operation
                                                    of section 7702 of the
                                                    Code.

                          See "Tables of policy     Surrender charges are
                          charges" in               applicable during the
                          "Risk/benefit summary:    first 10 years of your
                          Charges and expenses you  policy or the first 10
                          will pay", "You can       years after you have
                          increase or decrease      requested an increase in
                          your insurance coverage"  your policy's face
                          in "Risk/benefit          amount.
                          summary: Policy           Surrender charges are
                          features, benefits and    applicable if you
                          risks" and "Deducting     request a decrease in
                          policy charges" in "More  your policy's face
                          information about         amount during its first
                          certain policy charges"   10 years or the first 10
                                                    years after you have
                                                    requested an increase in
                                                    your policy's face
                                                    amount.

                          See "Tables of policy     Footnote (3) is replaced
                          charges" in               in its entirety with the
                          "Risk/benefit summary:    following:
                          Charges and expenses you  "The initial amount of
                          will pay"                 surrender charge depends
                                                    on your policy's
                                                    specific
                                                    characteristics.
                                                    Furthermore, depending
                                                    on your policy's
                                                    specific
                                                    characteristics, the
                                                    actual period during
                                                    which you are subject to
                                                    surrender charges, which
                                                    is specified in your
                                                    policy, may be less than
                                                    10 years."
-----------------------------------------------------------------------------

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

Appendix III: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                        120%      120%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                      185.7%    185.7%
         Death Benefit under Option A               $100,000  $157,845
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

                                     III-1

             APPENDIX III: CALCULATING THE ALTERNATE DEATH BENEFIT

Requesting more information



--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2017, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial statements                                          2


                                                                        #257776

Incentive Life Legacy(R) II

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2017


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

This prospectus describes the Incentive Life Legacy(R) II policy, but itself is not a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


The policy is no longer being sold. This prospectus is for current policy owners only. You should note that your investment options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE LEGACY(R) II?

Incentive Life Legacy(R) II provides life insurance coverage, plus the opportunity for you to earn a return in (i) our guaranteed interest option;
(ii) an investment option we refer to as the Market Stabilizer Option(R) prospectus and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT Convertible Securities/(2)/
.. 1290 VT DoubleLine Dynamic Allocation/(3)/
.. 1290 VT DoubleLine Opportunistic Bond/(4)/
.. 1290 VT Equity Income/(2)/
.. 1290 VT GAMCO Mergers & Acquisitions/(2)/
.. 1290 VT GAMCO Small Company Value/(2)/
.. 1290 VT SmartBeta Equity/(2)/
.. 1290 VT Socially Responsible
.. All Asset Aggressive-Alt 25/(5)/
.. All Asset Growth-Alt 20

.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) New World Fund(R)
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth
   Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy/(1)/
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Growth Strategy/(1)/


.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise

.. AXA/Loomis Sayles Growth

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. EQ/BlackRock Basic Value Equity


.. EQ/Capital Guardian Research
.. EQ/Common Stock Index


.. EQ/Core Bond Index
.. EQ/Equity 500 Index


.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock


--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------


.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index


.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

(2)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(3)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. Please see "About the Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.
(4)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(5)Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to shareholder approval.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information on the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #240242/AA & ADL
                                                                 (N 44 AR only)
this prospectus. In this section you will also find additional information about possible estate tax consequences under "Estate, gift, and generation-skipping taxes."


OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) II or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
     1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY          6
     ----------------------------------------------------------------------
     Tables of policy charges                                            6
     How we allocate charges among your investment options               8
     Changes in charges                                                  8

     ----------------------------------------------------------------------
     2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS         9
     ----------------------------------------------------------------------
     How you can pay for and contribute to your policy                   9
     The minimum amount of premiums you must pay                        10
     You can guarantee that your policy will not terminate before a
       certain date                                                     10
     You can elect a "paid up" death benefit guarantee                  11
     You can receive an accelerated death benefit under the Long- Term
       Care Services/SM/ Rider                                          11
     Investment options within your policy                              11
     About your life insurance benefit                                  12
     Alternative higher death benefit in certain cases                  13
     You can increase or decrease your insurance coverage               14
     Accessing your money                                               15
     Risks of investing in a policy                                     15
     How the Incentive Life Legacy(R) II variable life insurance
       policy is available                                              15

     ----------------------------------------------------------------------
     3. WHO IS AXA EQUITABLE?                                           16
     ----------------------------------------------------------------------
     How to reach us                                                    17
     About our Separate Account FP                                      17
     Your voting privileges                                             18
     About the Trusts                                                   18

     ----------------------------------------------------------------------
     4. ABOUT THE PORTFOLIOS OF THE TRUSTS                              19
     ----------------------------------------------------------------------
     Portfolios of the Trust                                            20

     ----------------------------------------------------------------------
     5. DETERMINING YOUR POLICY'S VALUE                                 28
     ----------------------------------------------------------------------
     Your policy account value                                          28

-------------
"We," "our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life Legacy(R) II anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

     ----------------------------------------------------------------------
     6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS            29
     ----------------------------------------------------------------------
     Transfers you can make                                             29
     How to make transfers                                              29
     Our automatic transfer service                                     29
     Our asset rebalancing service                                      30

     ----------------------------------------------------------------------
     7. ACCESSING YOUR MONEY                                            31
     ----------------------------------------------------------------------
     Borrowing from your policy                                         31
     Loan extension (for guideline premium test policies only)          32
     Making withdrawals from your policy                                33
     Surrendering your policy for its net cash surrender value          33
     Your option to receive a terminal illness living benefit           33

     ----------------------------------------------------------------------
     8. TAX INFORMATION                                                 35
     ----------------------------------------------------------------------
     Basic income tax treatment for you and your beneficiary            35
     Tax treatment of distributions to you (loans, partial
       withdrawals, and full surrender; impact of certain policy
       changes and transactions)                                        35
     Tax treatment of living benefits rider or Long-Term Care
       Services/SM/ Rider under a policy with the applicable rider      37
     Business and employer owned policies                               37
     Requirement that we diversify investments                          38
     Estate, gift, and generation-skipping taxes                        38
     Pension and profit-sharing plans                                   38
     Split-dollar and other employee benefit programs                   38
     ERISA                                                              39
     3.8% Tax on Net Investment Income or "NII"                         39
     Our taxes                                                          39
     When we withhold taxes from distributions                          39
     Possibility of future tax changes and other tax information        39

     ----------------------------------------------------------------------
     9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS             41
     ----------------------------------------------------------------------
     Guarantee premium test for no lapse guarantees                     41
     Paid up death benefit guarantee                                    41
     Other benefits you can add by rider                                42
     Variations among Incentive Life Legacy(R) II policies              47
     Your options for receiving policy proceeds                         47
     Your right to cancel within a certain number of days               48

     ----------------------------------------------------------------------
     10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                  49
     ----------------------------------------------------------------------
     Deducting policy charges                                           49
     Charges that the Trusts deduct                                     52

     ----------------------------------------------------------------------
     11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY    53
     ----------------------------------------------------------------------
     Dates and prices at which policy events occur                      53
     Policy issuance                                                    54
     Ways to make premium and loan payments                             54
     Assigning your policy                                              54
     You can change your policy's insured person                        55

     Requirements for surrender requests                                55
     Gender-neutral policies                                            55
     Future policy exchanges                                            55
     Broker transaction authority                                       55

     ----------------------------------------------------------------------
     12. MORE INFORMATION ABOUT OTHER MATTERS                           56
     ----------------------------------------------------------------------
     About our general account                                          56
     Transfers of your policy account value                             56
     Telephone and Internet requests                                    57
     Cybersecurity                                                      58
     Suicide and certain misstatements                                  58
     When we pay policy proceeds                                        58
     Changes we can make                                                58
     Reports we will send you                                           59
     Distribution of the policies                                       59
     Legal proceedings                                                  61

     ----------------------------------------------------------------------
     13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE  62
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     14. PERSONALIZED ILLUSTRATIONS                                     63
     ----------------------------------------------------------------------
     Illustrations of policy benefits                                   63

     ----------------------------------------------------------------------
     APPENDICES
     ----------------------------------------------------------------------

          I   --   Policy variations                                   I-1
         II        States where certain policy features and/or
                     benefits are not available or vary               II-1
        III   --   Calculating the alternate death benefit           III-1

        ------------------------------------------------------------------
        REQUESTING MORE INFORMATION
          Statement of Additional Information
          Table of contents                                             73
        ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                                PAGE

           account value                                          28
           actual premium fund value                              41
           Administrative Office                                  17
           age; age at issue                                      54
           Allocation Date                                        11
           alternative death benefit                               9
           amount at risk                                         50
           anniversary                                             9
           assign; assignment                                 54, 53
           automatic transfer service                             29
           AXA Equitable                                          16
           AXA Equitable Access Account                           48
           AXA Financial, Inc.                                    16
           basis                                                  36
           beneficiary                                            47
           business day                                           53
           cash surrender value                                   31
           Code                                                   35
           collateral                                             31
           commencement of insurance coverage                     54
           cost of insurance charge                               50
           cost of insurance rates                                50
           day                                                    53
           default                                                10
           disruptive transfer activity                       29, 56
           dollar cost averaging service                          29
           extended no lapse guarantee                            10
           face amount                                            12
           grace period                                           10
           guaranteed interest option                             12
           guarantee premium test                                 41
           Guaranteed Interest Account                            12
           Incentive Life Legacy(R) II                             1
           initial premium                                        54
           insured person                                         54
           Internet                                               17
           investment funds                                       12
           investment option                                       1
           investment start date                                  54
           issue date                                             54
           lapse                                                  10
           loan extension                                         32
           loan, loan interest                                    31
                                                                PAGE

           Long-Term Care Services/SM/ Rider                  11, 52
           market timing                                          56
           modified endowment contract                            35
           Money Market Lock-in Period                            11
           month, year                                            54
           monthly deduction                                       8
           mortality and expense risk charge                      51
           net cash surrender value                               33
           no lapse guarantee premium fund value                  41
           no lapse guarantee                                     10
           Option A, B                                            13
           our                                                     3
           owner                                                   3
           paid up                                                35
           paid up death benefit guarantee                        11
           partial withdrawal                                     33
           payments                                               54
           planned periodic premium                                9
           policy                                                  1
           Portfolio                                               1
           premium payments                                        9
           prospectus                                              1
           rebalancing                                            30
           receive                                                53
           register date                                          54
           restore, restoration                               10, 36
           riders                                                  9
           SEC                                                     1
           Separate Account FP                                    17
           state                                                   3
           subaccount                                             17
           surrender                                              33
           surrender charge                                        6
           target premium                                     49, 59
           transfers                                              29
           Trusts                                                  1
           units                                                  28
           unit values                                            17
           us                                                      3
           variable investment option                              1
           we                                                      3
           withdrawal                                             33
           you, your                                               3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."

--------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE/(1)/            From each premium               9%, if the extended no lapse guarantee rider is in
                                                               effect.

                                                                                       -or-

                                                               8%, if the extended no lapse guarantee rider is not
                                                               in effect.

SURRENDER (TURNING IN) OF      Upon surrender                  Initial surrender charge per $1,000 of initial base
YOUR POLICY DURING ITS FIRST                                   policy face amount or per $1,000 of requested base
15 YEARS OR THE FIRST 15                                       policy face amount increase:/(3)/
YEARS AFTER YOU HAVE                                           Highest: $47.92
REQUESTED AN INCREASE IN YOUR                                  Lowest: $10.38
POLICY'S FACE AMOUNT/(2)/                                      Representative: $17.32/(4)/

REQUEST A DECREASE IN YOUR     Effective date of the decrease  A pro rata portion of the charge that would apply to
POLICY'S FACE AMOUNT                                           a full surrender at the time of the decrease.

TRANSFERS AMONG INVESTMENT     Upon transfer                   $25 per transfer./(5)/
OPTIONS

ADDING THE TERMINAL ILLNESS    At the time of the transaction  $100 (if elected after policy issue)
LIVING BENEFIT RIDER

EXERCISE OF OPTION TO RECEIVE  At the time of the transaction  $250
THE TERMINAL ILLNESS LIVING
BENEFIT

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(6)/  At the time of the transaction  Current and Maximum Charge: $90

..   Express mail charge/(6)/   At the time of the transaction  Current and Maximum Charge: $35

..   Policy illustration        At the time of the transaction  Current and Maximum Charge: $25 charge/(7)/

..   Duplicate policy           At the time of the transaction  Current and Maximum Charge: $35 charge/(7)/

..   Policy history             At the time of the transaction  Current and Maximum Charge: $50 charge/(7)(8)/

..   Charge for returned        At the time of the transaction  Current and Maximum Charge: $25 payments/(7)/
--------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
 CHARGE                             WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/(9)(10)/          Monthly           Charge per $1,000 of the amount for which we
                                                             are at risk:/(11)/
                                                             Highest: $83.34
                                                             Lowest: $0.02
                                                             Representative: $0.10/(12)/
------------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
 CHARGE                             WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE          Monthly           0.85% (annual rate) of your value in our
                                                             variable investment options

ADMINISTRATIVE CHARGE/(9)/                   Monthly  (1) Policy Year  Amount Deducted
                                                      1                $20
                                                      2+               $15

                                                                   -plus-

                                                                             (2) Charge per $1,000 of the initial base policy face
                                                                             amount and any requested base policy face amount
                                                                             increase that exceeds the highest previous face
                                                                             amount:

                                                                             Highest: $0.35
                                                                             Lowest: $0.03
                                                                             Representative: $0.04/(4)/

LOAN INTEREST SPREAD/(13)/                 On each policy anniversary (or    1% of loan amount.
                                           on loan termination, if earlier)

OPTIONAL RIDER CHARGES                     While the rider is in effect

CHILDREN'S TERM INSURANCE                  Monthly                           Charge per $1,000 of rider benefit amount:
                                                                             $0.50

DISABILITY DEDUCTION WAIVER                Monthly                           Percentage of all other monthly charges:
                                                                             Highest: 132%
                                                                             Lowest: 7%
                                                                             Representative: 12%/(12)/

OPTION TO PURCHASE ADDITIONAL INSURANCE    Monthly                           Charge per $1,000 of rider benefit amount:
                                                                             Highest: $0.17
                                                                             Lowest: $0.04
                                                                             Representative: $0.16/(14)/

EXTENDED NO LAPSE GUARANTEE                Monthly                           (1) Charge per $1,000 of the initial base policy face
                                                                             amount, and per $1,000 of any requested base policy
                                                                             face amount increase that exceeds the highest pre-
                                                                             vious face amount:

                                                                             Highest: $0.05
                                                                             Lowest: $0.01
                                                                             Representative: $0.02/(4)/

                                                                                                    -plus-

                                                                             (2) Percentage of Separate Account Fund Value
                                                                             charge: 0.15% (annual rate) of your value in our
                                                                             variable investment options.

LONG-TERM CARE SERVICES/SM/ RIDER/(9)/     Monthly                           Charge per $1,000 of the amount for which we are
                                                                             at risk:/(15)/
                                                                             With the optional Nonforfeiture Benefit:
                                                                                Highest: $2.94
                                                                                Lowest: $0.25
                                                                                Representative: $0.53/(14)/
                                                                             Without the optional Nonforfeiture Benefit:
                                                                                Highest: $2.67
                                                                                Lowest: $0.22
                                                                                Representative: $0.49/(14)/
-----------------------------------------------------------------------------------------------------------------------------------

                                           (2) Charge per $1,000 of the initial base policy face
                                           amount and any requested base policy face amount
                                           increase that exceeds the highest previous face
                                           amount:

                                           Highest: $0.35
                                           Lowest: $0.03
                                           Representative: $0.04/(4)/

LOAN INTEREST SPREAD/(13)/                 1% of loan amount.


OPTIONAL RIDER CHARGES

CHILDREN'S TERM INSURANCE                  Charge per $1,000 of rider benefit amount:
                                           $0.50

DISABILITY DEDUCTION WAIVER                Percentage of all other monthly charges:
                                           Highest: 132%
                                           Lowest: 7%
                                           Representative: 12%/(12)/

OPTION TO PURCHASE ADDITIONAL INSURANCE    Charge per $1,000 of rider benefit amount:
                                           Highest: $0.17
                                           Lowest: $0.04
                                           Representative: $0.16/(14)/

EXTENDED NO LAPSE GUARANTEE                (1) Charge per $1,000 of the initial base policy face
                                           amount, and per $1,000 of any requested base policy
                                           face amount increase that exceeds the highest pre-
                                           vious face amount:

                                           Highest: $0.05
                                           Lowest: $0.01
                                           Representative: $0.02/(4)/

                                                                  -plus-

                                           (2) Percentage of Separate Account Fund Value
                                           charge: 0.15% (annual rate) of your value in our
                                           variable investment options.

LONG-TERM CARE SERVICES/SM/ RIDER/(9)/     Charge per $1,000 of the amount for which we are
                                           at risk:/(15)/
                                           With the optional Nonforfeiture Benefit:
                                              Highest: $2.94
                                              Lowest: $0.25
                                              Representative: $0.53/(14)/
                                           Without the optional Nonforfeiture Benefit:
                                              Highest: $2.67
                                              Lowest: $0.22
                                              Representative: $0.49/(14)/
-------------------------------------------------------------------------------------------------

(1)Currently, we deduct 8% of each premium payment up to six "target premiums" and then 3% of each premium payment after an amount equal to six "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If you elect the extended no lapse guarantee rider, an additional 1% of each premium payment will be deducted while the rider is in effect.

(2)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

(3)The initial amount of surrender charge depends on each policy's specific characteristics.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)Unless you specify otherwise, this charge will be deducted from the amount you request.

(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(9)Not applicable after the insured person reaches age 121.

(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(11)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.

(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.

(14)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and, for the Long-Term Care Services /SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(15)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(1)/        0.61%  2.60%
-------------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2018 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.61%  1.62%
-----------------------------------------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

In addition, depending on when you purchased your policy, certain variations may apply to your policy which differ from the information contained in this section. Please see "Appendix I: Policy variations" later in this prospectus for more information.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.


SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).


--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and the cash value accumulation test to see the possible impact of making future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long-Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this prospectus. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, the remainder will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates. Please see "Appendix I: Policy variations" later in this prospectus for more information.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES. FOR THE EXTENDED NO LAPSE GUARANTEE RIDER, YOUR DEATH BENEFIT MUST ALWAYS HAVE BEEN OPTION A. THE
NO LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. If the policy guaranteed interest option limitation is in effect at the time you elect the "paid up" death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the "paid up" death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Our paid up death benefit guarantee is not available if you received a living benefit on account of terminal illness at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected. Please also see Appendix I later in this prospectus for policy and/or rider variations.

The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG-TERM CARE SERVICES/SM/ RIDER


In states where approved and subject to our eligibility requirements, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long-Term Care Services/SM/ Rider. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus. Please also see Appendix I later in this prospectus for rider variations.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see"Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment. Otherwise, the excess will

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix I: Policy variations" later in this prospectus for more information.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

Upon advance notification, AXA Equitable has the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, AXA Equitable has the right to limit you from allocating more than a specified percentage of your premium to the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee or the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the paid up death benefit guarantee and the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" and "Appendix I: Policy variations" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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MARKET STABILIZER OPTION(R) ("MSO"). The MSO rider, if available under your policy, provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. The S&P 500 Price Return Index includes 500 companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option(R) prospectus for more information.

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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  AGE:*  40 AND UNDER 45    50   55   60       65
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   %:        250%     215%  185% 150% 130%     120%
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  AGE:*       70      75-90 91   92   93   94 AND OVER
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   %:        115%     105%  104% 103% 102%     101%
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*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long-Term Care Services/SM/

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long-Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIRST YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES THE MAXIMUM AGE FOR CHANGES TO OPTION B SHOWN IN THEIR POLICY.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please see Appendix I later in this prospectus for rider variations. Please also refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long-Term Care Services/SM/ Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15 year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay".

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) II VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) II is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) II is generally available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day-7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address
(1) by toll-free phone and assisted service, (2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. You can transfer among investment options using (2) and
(3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")


FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.


The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

                             WHO IS AXA EQUITABLE?

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Legacy(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) II and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUST

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.

------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                              INVESTMENT MANAGER
 CLASS IB SHARES                                                (OR SUB-ADVISER(S),              VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                 AS APPLICABLE)                   MANAGEMENT
------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE   Seeks a high level of total return.       AXA Equitable Funds Management
  SECURITIES/(1)/                                                  Group, LLC
                                                                Palisade Capital Management,
                                                                   L.L.C.
------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks long-term capital appreciation and  DoubleLine Capital LP
  DYNAMIC             current income, with a greater emphasis
  ALLOCATION/(**)/    on current income.
------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks to maximize current income and      DoubleLine Capital LP
  OPPORTUNISTIC       total return.
  BOND/(+)/
------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                 (OR SUB-ADVISER(S),              VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                  AS APPLICABLE)                   MANAGEMENT
---------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and          Boston Advisors, LLC
  INCOME/(2)/         income to achieve an above-average and
                      consistent total return.
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Seeks to achieve capital appreciation.     GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS/(3)/
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.    GAMCO Asset Management, Inc.
  COMPANY VALUE/(4)/
---------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA     Seeks to achieve long-term capital         AXA Rosenberg Management, LLC
  EQUITY/(5)/         appreciation.
---------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to track the investment results of   BlackRock Investment
  RESPONSIBLE         the MSCI KLD 400 Social Index.                Management, LLC
---------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and   AXA Equitable Funds Management
  AGGRESSIVE - ALT    current income, with a greater emphasis       Group, LLC
  25/(++)/            on capital appreciation.
---------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and   AXA Equitable Funds Management
  ALT 20              current income.                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY          capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY          capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY          capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH              capital.                                   AXA Equitable Funds Management
                                                                    Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and   AXA Equitable Funds Management   (check mark)
  STRATEGY            current income.                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE       Seeks to achieve long-term capital         ClearBridge Investments, LLC
  LARGE CAP GROWTH    growth.
---------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks current income and growth of         AXA Equitable Funds Management   (check mark)
  GROWTH STRATEGY     capital, with a greater emphasis on           Group, LLC
                      current income.
---------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks a high level of current income.      AXA Equitable Funds Management   (check mark)
  STRATEGY                                                          Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital         AXA Equitable Funds Management   (check mark)
  MANAGED VOLATILITY  appreciation with an emphasis on risk-        Group, LLC
                      adjusted returns and managing volatility   BlackRock Investment
                      in the Portfolio.                             Management, LLC
                                                                 Morgan Stanley Investment
                                                                    Management Inc.
                                                                 OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                 (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY   Seeks long-term capital appreciation and   AXA Equitable Funds Management     (check mark)
                      current income, with a greater emphasis       Group, LLC
                      on capital appreciation.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  CORE MANAGED        capital with an emphasis on risk-adjusted     Group, LLC
  VOLATILITY          returns and managing volatility in the     BlackRock Investment
                      Portfolio.                                    Management, LLC
                                                                 EARNEST Partners, LLC
                                                                 Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                 Federated Global Investment
                                                                    Management Corp.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY  capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-  AXA Equitable Funds Management     (check mark)
  VALUE MANAGED       term growth of income, accompanied by         Group, LLC
  VOLATILITY          growth of capital with an emphasis on      BlackRock Investment
                      risk-adjusted returns and managing            Management, LLC
                      volatility in the Portfolio.               Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE  Seeks to achieve capital growth.           Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY  capital with an emphasis on risk-adjusted     Group, LLC
                      returns and managing volatility in the     BlackRock Investment
                      Portfolio.                                    Management, LLC
                                                                 Capital Guardian Trust Company
                                                                 Vaughan Nelson Investment
                                                                    Management
                                                                 Thornburg Investment
                                                                    Management, Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth  AXA Equitable Funds Management     (check mark)
  GROWTH MANAGED      with an emphasis on risk-adjusted returns     Group, LLC
  VOLATILITY          and managing volatility in the Portfolio.  BlackRock Investment
                                                                    Management, LLC
                                                                 HS Management Partners, LLC
                                                                 Loomis, Sayles & Company, L.P.
                                                                 Polen Capital Management, LLC
                                                                 T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY  capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
-----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Seeks to achieve capital appreciation.     Loomis, Sayles & Company, L.P.
  GROWTH
-----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                    INVESTMENT MANAGER
 CLASS IB SHARES                                                      (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                       AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital              AXA Equitable Funds Management      (check mark)
  MANAGED VOLATILITY  appreciation with an emphasis on risk              Group, LLC
                      adjusted returns and managing volatility        BlackRock Investment
                      in the Portfolio.                                  Management, LLC
                                                                      Diamond Hill Capital
                                                                         Management, Inc.
                                                                      Wellington Management
                                                                         Company, LLP
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Seeks long-term capital appreciation and        AXA Equitable Funds Management      (check mark)
  STRATEGY            current income, with a greater emphasis            Group, LLC
                      on current income.
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and       BlackRock Investment
  VALUE EQUITY        secondarily, income.                               Management, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH            capital.
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX               expenses that approximates the total
                      return performance of the Russell 3000(R)
                      Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before          SSgA Funds Management, Inc.
                      expenses that approximates the total return
                      performance of the Barclays Intermediate
                      U.S. Government/Credit Bond Index,
                      including reinvestment of dividends, at a risk
                      level consistent with that of the Barclays
                      Intermediate U.S. Government/Credit Bond
                      Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before          AllianceBernstein L.P.
                      expenses that approximates the total
                      return performance of the Standard &
                      Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      Standard & Poor's 500 Composite Stock
                      Price Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and             AXA Equitable Funds Management
                      current income.                                    Group, LLC
                                                                      BlackRock Investment
                                                                         Management, LLC
                                                                      First International Advisors, LLC
                                                                      Wells Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before          AXA Equitable Funds Management
  GOVERNMENT BOND     expenses that approximates the total return        Group, LLC
                      performance of the Barclays U.S.                SSgA Funds Management, Inc.
                      Intermediate Government Bond Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      Barclays U.S. Intermediate Government
                      Bond Index.
-----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                     INVESTMENT MANAGER
 CLASS IB SHARES                                                       (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                        AS APPLICABLE)                     MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before          AllianceBernstein L.P.
  EQUITY INDEX        expenses) that approximates the total
                      return performance of a composite index
                      comprised of 40% DJ Euro STOXX 50
                      Index, 25% FTSE 100 Index, 25% TOPIX
                      Index, and 10% S&P/ASX 200 Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and              Invesco Advisers, Inc.
                      income.
---------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital               J.P. Morgan Investment
  OPPORTUNITIES       appreciation.                                       Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before           AllianceBernstein L.P.
  INDEX               expenses that approximates the total
                      return performance of the Russell 1000(R)
                      Growth Index, including reinvestment of
                      dividends at a risk level consistent with
                      that of the Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before           SSgA Funds Management, Inc.
  INDEX               expenses that approximates the total
                      return performance of the Russell 1000(R)
                      Value Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.           Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before           SSgA Funds Management, Inc.
                      expenses that approximates the total return
                      performance of the Standard & Poor's Mid
                      Cap 400 Index, including reinvestment of
                      dividends, at a risk level consistent with that
                      of the Standard & Poor's Mid Cap 400
                      Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY              Seeks to obtain a high level of current          The Dreyfus Corporation
  MARKET/(+++)/       income, preserve its assets and maintain
                      liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of          Pacific Investment Management
  SHORT BOND          traditional money market products while             Company LLC
                      maintaining an emphasis on preservation
                      of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income             AllianceBernstein L.P.
                      consistent with moderate risk to capital.        AXA Equitable Funds Management
                                                                          Group, LLC
                                                                       Pacific Investment Management
                                                                          Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX               (before expenses) the total return of the
                      Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital               T. Rowe Price Associates, Inc.
  GROWTH STOCK        appreciation and secondarily, income.
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                INVESTMENT MANAGER
 CLASS IB SHARES                                                  (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                   AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through       UBS Global Asset Management
  INCOME              capital appreciation with income as a          (Americas) Inc.
                      secondary consideration.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of        AllianceBernstein L.P.
  AGGRESSIVE EQUITY   capital.                                    AXA Equitable Funds Management
                                                                     Group, LLC
                                                                  ClearBridge Investments, LLC
                                                                  Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                  T. Rowe Price Associates, Inc.
                                                                  Westfield Capital Management
                                                                     Company, L.P.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current  AXA Equitable Funds Management
  BOND                income and capital appreciation,               Group, LLC
                      consistent with a prudent level of risk.    BlackRock Financial Management,
                                                                     Inc.
                                                                  DoubleLine Capital LP
                                                                  Pacific Investment Management
                                                                     Company LLC
                                                                  SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH          capital.                                    AXA Equitable Funds Management
                                                                     Group, LLC
                                                                  BlackRock Investment
                                                                     Management, LLC
                                                                  Franklin Advisers, Inc.
                                                                  Wellington Management
                                                                     Company, LLP
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of        AXA Equitable Funds Management
  CAP VALUE           capital.                                       Group, LLC
                                                                  BlackRock Investment
                                                                     Management, LLC
                                                                  Diamond Hill Capital
                                                                     Management, Inc.
                                                                  Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of        Allianz Global Investors U.S. LLC
  TECHNOLOGY          capital.                                    AXA Equitable Funds Management
                                                                     Group, LLC
                                                                  SSgA Funds Management, Inc.
                                                                  Wellington Management
                                                                     Company, LLP
-----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------

 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------

(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the ''FN'' column corresponds with the number contained in the table above.



--------------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME UNTIL MAY 19, 2017
--------------------------------------------------------
(1)          EQ/Convertible Securities
--------------------------------------------------------
(2)          EQ/Boston Advisors Equity Income
--------------------------------------------------------
(3)          EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------
(4)          EQ/GAMCO Small Company Value
--------------------------------------------------------
(5)          AXA SmartBeta Equity
--------------------------------------------------------



(**)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. The variable investment option's name in effect until on or about May 19, 2017 is All Asset Moderate Growth-Alt 15.
(+)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(++)Effective on or about May 19, 2017, subject to regulatory and shareholder approval, interests in the All Asset Growth-Alt 20 investment option (the "surviving option") will replace interests in the All Asset Growth-Alt 25 investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to a replaced option will be considered as an allocation election to the surviving option. For more information about this Portfolio merger, please contact our customer service representative.
(+++)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See "Guaranteed interest option" under "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus for more information on such limitation amounts. In addition, please see "Appendix I: Policy variations" later in this prospectus for more information.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. Upon advance notification, AXA Equitable has the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix I: Policy variations" later in this prospectus for more information.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access.

This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

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USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
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Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) II policies in 2009, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

                             ACCESSING YOUR MONEY

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your pay- ment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments. However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix I: Policy variations" later in this prospectus for more information.

If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long-Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

..   If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

                             ACCESSING YOUR MONEY

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy. Please see "Appendix I: Policy variations" later in this prospectus for more information.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services/SM/ Rider and selected death benefit Option A, a partial withdrawal will reduce the current long term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long-Term Care Services/SM/ Rider (see "Other benefits you can add by rider:
Long-Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

                             ACCESSING YOUR MONEY

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long-Term Care Services/SM/ Rider for chronic illness benefits, if elected and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However,

                                TAX INFORMATION
there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.


Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.


Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.


RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be

                                TAX INFORMATION
treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see "Policy variations" and "States where certain policy features and/or benefits are not available or vary" Appendices later in this prospectus for more information on previously issued riders and state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see "Policy variations" and "States where certain policy features and/or benefits are not available or vary" Appendices later in this prospectus for more information on previously issued riders and state variations.


UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.


The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole

                                TAX INFORMATION
proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.49 million in 2017). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2017, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5.49 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS

                                TAX INFORMATION
issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement
Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments requires AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the

                                TAX INFORMATION
insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.


The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.


We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long-Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to reallocate your fund values to the guaranteed interest option and the AXA Strategic Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers" below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit. Please see Appendix I later in this prospectus for rider variations.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix I:
Policy variations" later in this prospectus for more information.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long-Term Care Services/SM/ Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long-Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guide- line premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider. The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix I: Policy variations" later in this prospectus for more information.

------------------------------------------------
ISSUE AGE  EXTENDED NO LAPSE GUARANTEE PERIOD
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 0-35      40 years from issue age

 36-45     Period extends until attained age 75

 46-60     30 years from issue age

 61-70     Period extends until attained age 90
------------------------------------------------

If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

.. RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG-TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDICES I AND II LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS). The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.
-------------
(1)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any Period of coverage (see below), the maximum Total Benefit is determined as of the first day of that Period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

   After a period of coverage ends before coverage is continued as a Nonforfeiture Benefit:

   1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

   2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

   3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

   4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

   5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

   6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

   7. The accumulated benefit lien amount is reset to zero.

   The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

   After the period of coverage has ended, we will provide you with notice of the adjusted values.

   If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

   . RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

   1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

   2. upon termination or surrender of the policy;

   3. the date of the insured person's death;

   4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

   5. the effective date of the election of the paid up death benefit guarantee;

   6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

   7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

   8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

   If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

   . EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

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   NONFORFEITURE BENEFIT

   For a higher monthly charge, you can elect the Long-Term Care Services/SM/ Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
   (a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)One month's maximum monthly benefit and

(b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture Benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e., for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.


The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.


.. RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R) II. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy or see Appendices I and II later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).


In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We currently deduct 8% from each premium payment up to six "target premiums" and 3% from each premium payment thereafter. A similar charge applies to premiums attributed to requested face amount increases. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current (non-guaranteed) cost of insurance rates are zero for policy years in which the insured person is attained age 100 or older. However, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $15 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.03 and $0.35 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you choose this rider, we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

See "Premium charge" under "Deducting policy charges" earlier in this section for more information.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's Investment Start Date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

..   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS


Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) II policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,

                     MORE INFORMATION ABOUT OTHER MATTERS
which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S., if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment



For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

                     MORE INFORMATION ABOUT OTHER MATTERS

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 10 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) II from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes

                     MORE INFORMATION ABOUT OTHER MATTERS
in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA

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Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.

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Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)
PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Policy variations

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This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the "Approximate Time Period" below, the noted variation may apply to you. Your policy may have been available in your state past the approximate end date indicated below. For more information about your particular features, charges and options available under your policy based upon when you purchased it, please contact your financial professional and/or refer to your policy.

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
November 18, 2013 to      Guaranteed interest       AXA Equitable will not
present                   option ("GIO") limitation exercise its right to
                                                    limit the amounts that
                                                    may be allocated and or
                                                    transferred to the
                                                    guaranteed interest
                                                    option ("policy
                                                    guaranteed interest
                                                    option limitation"). All
                                                    references to the policy
                                                    guaranteed interest
                                                    option limitation in
                                                    this prospectus, and/or
                                                    in your policy and/or in
                                                    the endorsements to your
                                                    policy, are not
                                                    applicable.
-----------------------------------------------------------------------------
September 19, 2009 -      Guaranteed interest       Any implementation by
November 18, 2013         option ("GIO") limitation AXA Equitable on
                                                    limiting the amounts
                                                    that may be allocated
                                                    and/or transferred to
                                                    the guaranteed interest
                                                    option ("policy
                                                    guaranteed interest
                                                    option limitation") is
                                                    not applicable.
-----------------------------------------------------------------------------
September 19, 2009 -      Long Term Care            Rider Form No. R11-80NY
October 20, 2013          Services/SM/ Rider        (9/20/11 - 10/20/13)
(NEW YORK)                                          Rider Form No. R06-90NY
                                                    (9/19/09 - 9/20/11)
                          See "Long-Term Care       The maximum monthly
                          Services/SM/ Rider"       payment limitation for
                          under "Other benefits     this rider is as follows:
                          you can add by rider" in
                          "More information about
                          policy features and
                          benefits"

                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long-term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                    benefit (or lesser
                                                    amount as requested,
                                                    however, this may not be
                                                    less than $500); or

                                                    2. the monthly
                                                    equivalent of 100% of
                                                    the per day limit
                                                    allowed by the Health
                                                    Insurance Portability
                                                    and Accountability Act
                                                    or "HIPAA" (We reserve
                                                    the right to increase
                                                    this percentage.) To
                                                    find out the current per
                                                    day limit allowed by
                                                    HIPAA, go to
                                                    www.irs.gov. We may also
                                                    include this information
                                                    in your policy's annual
                                                    report.
-----------------------------------------------------------------------------

                         APPENDIX I: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            Benefits are payable
(CONTINUED)                                         once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in the
                                                    status of the insured or
                                                    payout of the maximum
                                                    total benefit amount,
                                                    benefit payments will
                                                    terminate at the end of
                                                    the twelve month period.
                                                    This rider may not cover
                                                    all of the costs
                                                    associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    ELIMINATION PERIOD. The
                                                    Long-Term care Benefits
                                                    Rider has an elimination
                                                    period that is the
                                                    required period of time
                                                    while the rider is in
                                                    force that must elapse
                                                    before any benefit is
                                                    available to the insured
                                                    person under this rider.
                                                    The elimination period
                                                    is 90 days, beginning on
                                                    the first day of any
                                                    qualified long-term care
                                                    services that are
                                                    provided to the insured
                                                    person. Generally,
                                                    benefits under this
                                                    rider will not be paid
                                                    until the elimination
                                                    period is satisfied;
                                                    however, benefits will
                                                    be retroactively paid
                                                    for the elimination
                                                    period. The 90 days do
                                                    not have to be
                                                    continuous, but the
                                                    elimination period must
                                                    be satisfied within a
                                                    consecutive period of 24
                                                    months starting with the
                                                    month in which such
                                                    services are first
                                                    provided. If the
                                                    elimination period is
                                                    not satisfied within
                                                    this time period, you
                                                    must submit a new claim
                                                    for benefits under this
                                                    rider. This means that a
                                                    new elimination period
                                                    of 90 days must be
                                                    satisfied within a new
                                                    24 month period. The
                                                    elimination period must
                                                    be satisfied only once
                                                    while this rider is in
                                                    effect.
-----------------------------------------------------------------------------

                         APPENDIX I: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            Benefits received under
(CONTINUED)                                         this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.

                                                    The Nonforfeiture
                                                    benefit is not available.

                                                    The Maximum total
                                                    benefit is not
                                                    applicable.

                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.
                                                    Death benefit option
                                                    changes are not
                                                    permitted.
-----------------------------------------------------------------------------
September 19, 2009 - May  Long-Term Care            Rider Form No. R06-90
20, 2012                  Services/SM/ Rider

                          Long-Term Care            Charge per $1,000 of the
                          Services/SM/ Rider        amount for which we are
                          Monthly charge            at risk (our amount "at
                                                    risk" for this rider is
                                                    the long-term care
                                                    specified amount minus
                                                    your policy account
                                                    value, but not less than
                                                    zero):

                                                    Highest: $1.18
                                                    Lowest: $0.08
                                                    Representative: $0.22
                                                    This representative
                                                    amount is the rate we
                                                    guarantee for a
                                                    representative insured
                                                    male age 35 at issue in
                                                    the preferred elite
                                                    non-tobacco user risk
                                                    class. This charge
                                                    varies based on the
                                                    individual
                                                    characteristics of the
                                                    insured and may not be
                                                    representative of the
                                                    charge that you will
                                                    pay. Your financial
                                                    professional can provide
                                                    you with more
                                                    information about these
                                                    charges as they relate
                                                    to the insured's
                                                    particular
                                                    characteristics.
                                                    The Nonforfeiture
                                                    benefit is not available.
                                                    The Maximum total
                                                    benefit is not
                                                    applicable.
                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.
                                                    Death benefit option
                                                    changes are not
                                                    permitted.
                          Long-Term Care Specified  Equal to the face amount
                          Amount                    of the base policy at
                                                    issue, subject to change
                                                    due to subsequent policy
                                                    transactions and will be
                                                    reduced at the end of a
                                                    period of coverage to
                                                    reflect benefits paid
                                                    during that period of
                                                    coverage.
                          The effect of a period    The total of monthly
                          of coverage on policy     benefit payments will be
                          values                    treated as a lien
                                                    against the policy death
                                                    benefit, the policy
                                                    account value and the
                                                    cash surrender value.
                          Qualified Long-Term Care  Do not include treatment
                          Services                  or care for a mental,
                                                    psychoneurotic, or
                                                    personality disorder
                                                    without evidence of
                                                    organic disease
                                                    (Alzheimer's Disease and
                                                    senile dementia are not
                                                    excluded from coverage).
-----------------------------------------------------------------------------

                         APPENDIX I: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------

NEW YORK                  Change of death benefit   You may not change the
(CONTINUED)               option                    death benefit option
                                                    under the policy while
                                                    the Long-Term Care
                                                    Services/SM/ Rider is in
                                                    effect.

                          Tax Qualification         LONG-TERM CARE
                                                    SERVICES/SM/ RIDER.
                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-----------------------------------------------------------------------------

                         APPENDIX I: POLICY VARIATIONS

Appendix II: States where certain policy features and/or benefits are not available or vary

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix I earlier in this prospectus for information about the availability of certain features under your policy.

STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                  See "Long Term Care       The following paragraph
                          Services/SM/ Rider"       replaces the third
                          under "Other benefits     paragraph in this
                          you can add by rider" in  section in its entirety:
                          "More information about   Benefits are payable
                          policy features and       once we receive: 1) a
                          benefits"                 written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "eligibility
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in the
                                                    status of the insured or
                                                    payout of the maximum
                                                    total benefit amount,
                                                    benefit payments will
                                                    terminate at the end of
                                                    the twelve month period.
                                                    We also, at our own
                                                    expense, may have the
                                                    insured person examined
                                                    as often as we may
                                                    reasonably require
                                                    during the period of
                                                    coverage, but not more
                                                    frequently than every 90
                                                    days. This rider may not
                                                    cover all of the costs
                                                    associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    Maximum monthly payments
                                                    The maximum monthly
                                                    payment limitation for
                                                    this rider is as follows:

                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                    benefit (or lesser
                                                    amount as requested,
                                                    however, this may not be
                                                    less than $500); or
-----------------------------------------------------------------------------

                                     II-1

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            2. the monthly
(CONTINUED)                                         equivalent of 100% of
                                                    the per day limit
                                                    allowed by the Health
                                                    Insurance Portability
                                                    and Accountability Act
                                                    or "HIPAA". To find out
                                                    the current per day
                                                    limit allowed by HIPAA,
                                                    go to www.irs.gov. We
                                                    may also include this
                                                    information in your
                                                    policy's annual report.

                                                    At issue, the maximum
                                                    monthly benefit is equal
                                                    to the long term care
                                                    specified amount
                                                    multiplied by the
                                                    benefit percentage
                                                    selected. After that,
                                                    the maximum monthly
                                                    benefit is equal to the
                                                    maximum total benefit as
                                                    of the first day of the
                                                    period of coverage
                                                    multiplied by the
                                                    benefit percentage
                                                    selected, and will not
                                                    change thereafter.

                                                    ELIMINATION PERIOD
                                                    The "Elimination Period"
                                                    subsection is renamed
                                                    "Eligibility Period".
                                                    Accordingly, all
                                                    references to the
                                                    "elimination period" are
                                                    replaced with references
                                                    to the "eligibility
                                                    period". Once the
                                                    eligibility period has
                                                    been satisfied, benefits
                                                    will be retroactively
                                                    paid for the eligibility
                                                    period.

                                                    PERIOD OF COVERAGE
                                                    The first paragraph of
                                                    the "Period of coverage"
                                                    subsection is replaced
                                                    in its entirety with the
                                                    following:
                                                    ..  PERIOD OF COVERAGE.
                                                     The period of coverage
                                                     is the period of time
                                                     during which the
                                                     insured person receives
                                                     services that are
                                                     covered under the
                                                     Long-Term Care
                                                     Services/SM/ Rider and
                                                     for which benefits are
                                                     payable. This begins on
                                                     the first day covered
                                                     services are received
                                                     after the end of the
                                                     eligibility period,
                                                     although benefits are
                                                     payable retroactively
                                                     to the beginning of the
                                                     eligibility period. A
                                                     period of coverage will
                                                     end on the earliest of
                                                     the following dates:
                                                    1. the date we receive
                                                    the notice of release
                                                    which must be sent to us
                                                    when the insured person
                                                    is no longer receiving
                                                    continuous qualified
                                                    long-term care services;

                                                    2. the date we determine
                                                    you are no longer
                                                    eligible to receive
                                                    benefits under this
                                                    rider;

                                                    3. the date you request
                                                    that we terminate
                                                    benefit payments under
                                                    this rider;

                                                    4. the date the
                                                    accumulated benefit lien
                                                    amount equals the
                                                    maximum total benefit;

                                                    5. the date you
                                                    surrender the policy;

                                                    6. the date we make a
                                                    payment under the
                                                    accelerated death
                                                    benefits rider (for
                                                    terminal illness); and

                                                    7. the date of death of
                                                    the insured person.
-----------------------------------------------------------------------------

                                     II-2

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            The effects of a period
(CONTINUED)                                         of coverage ending as
                                                    described in the "Period
                                                    of Coverage" subsection
                                                    also apply if the
                                                    contract owner exercises
                                                    the fixed paid-up option
                                                    during the period of
                                                    coverage. It is not
                                                    anticipated that there
                                                    will be more than one
                                                    period of coverage for
                                                    the term of this rider.

                                                    FIXED PAID-UP OPTION
                                                    If you exercise the
                                                    fixed paid-up option of
                                                    your policy, your
                                                    coverage under this
                                                    policy will be continued
                                                    in a reduced amount and
                                                    there will be no further
                                                    charges for this rider.

                                                    If such exercise occurs
                                                    during the period of
                                                    coverage, the
                                                    accumulated benefit lien
                                                    amount will be reset to
                                                    zero after policy values
                                                    have been reduced as
                                                    described in the Period
                                                    of Coverage" subsection.
                                                    The face amount of
                                                    paid-up insurance will
                                                    be whatever the
                                                    resulting net cash
                                                    surrender value will buy
                                                    when applied as a net
                                                    single premium.

                                                    If benefits have
                                                    previously been paid
                                                    under this rider, the
                                                    maximum monthly benefit
                                                    will not change. If
                                                    benefits have not
                                                    previously been paid
                                                    under this rider, the
                                                    maximum monthly benefit
                                                    will be equal to the
                                                    maximum total benefit as
                                                    determined immediately
                                                    before the fixed paid-up
                                                    option went into effect
                                                    multiplied by the
                                                    benefit percentage.

                                                    When the fixed paid-up
                                                    option goes into effect,
                                                    the maximum total
                                                    benefit will be
                                                    re-determined as the sum
                                                    of all monthly charges
                                                    deducted for this rider
                                                    since policy issue,
                                                    excluding any such
                                                    charges that were not
                                                    deducted while rider
                                                    benefits were being
                                                    paid. This maximum total
                                                    benefit will be reduced,
                                                    but not below zero, by
                                                    all monthly benefit
                                                    payments made under this
                                                    rider, including any
                                                    loan repayments.
                                                    However, the resulting
                                                    maximum total benefit
                                                    will not exceed the
                                                    lesser of (a) the
                                                    maximum total benefit of
                                                    this rider as determined
                                                    immediately before the
                                                    fixed paid-up option
                                                    went into effect, and
                                                    (b) the face amount of
                                                    paid-up insurance
                                                    multiplied by the
                                                    acceleration percentage.

                                                    If you elect to continue
                                                    coverage as described
                                                    above, you will receive
                                                    additional information
                                                    regarding this benefit,
                                                    including the available
                                                    maximum total benefit.

                                                    OTHER VARIATIONS
                                                    The Nonforfeiture
                                                    benefit is not available.
                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                                                    The pre-existing
                                                    condition limitation
                                                    does not apply.
-----------------------------------------------------------------------------

                                     II-3

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

-----------------------------------------------------------------------------
 STATE                    FEATURES AND BENEFITS     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK                  See "Tax treatment of     The benefits paid under
(CONTINUED)               living benefits rider or  this rider are intended
                          Long Term Care            to be treated for
                          Services/SM/ Rider under  Federal income tax
                          a policy with the         purposes as accelerated
                          applicable rider" in      death benefits under
                          "Tax Information"         section 101 (g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    receiving qualified
                                                    long-term care services
                                                    within the meaning of
                                                    section 7702B of the
                                                    Code. The benefit is
                                                    intended to qualify for
                                                    exclusion from income
                                                    within the limits of
                                                    those provisions of the
                                                    Code in effect at the
                                                    issuance of this rider.
                                                    Receipt of these
                                                    benefits may be taxable.
                                                    Charges for this rider
                                                    may be considered
                                                    distributions for income
                                                    tax purposes, and may be
                                                    taxable. This rider is
                                                    not intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Code.

                                                    The long term care
                                                    specified amount for
                                                    this rider will not be
                                                    increased by operation
                                                    of section 7702 of the
                                                    Code.
-----------------------------------------------------------------------------

                                     II-4

   APPENDIX II: STATES WHERE CERTAIN POLICY FEATURES AND/OR BENEFITS ARE NOT
                               AVAILABLE OR VARY

Appendix III: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                        120%      120%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                      185.7%    185.7%
         Death Benefit under Option A               $100,000  $157,845
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

                                     III-1

             APPENDIX III: CALCULATING THE ALTERNATE DEATH BENEFIT

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2017, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial statements                                          2


                                                                        #257776

Incentive Life Legacy(R)

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2017


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life Legacy(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


The policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE LEGACY(R)?

Incentive Life Legacy(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. 1290 VT Convertible Securities/(2)/
.. 1290 VT DoubleLine Dynamic Allocation/(3)/
.. 1290 VT DoubleLine Opportunistic Bond/(4)/
.. 1290 VT Equity Income/(2)/
.. 1290 VT GAMCO Mergers & Acquisitions/(2)/
.. 1290 VT GAMCO Small Company Value/(2)/
.. 1290 VT SmartBeta Equity/(2)/
.. 1290 VT Socially Responsible

.. All Asset Growth-Alt 20

.. All Asset Aggressive-Alt 25/(5)/

.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) New World/ /Fund(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility


.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise

.. AXA/Loomis Sayles Growth

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. EQ/BlackRock Basic Value Equity


.. EQ/Capital Guardian Research
.. EQ/Common Stock Index


.. EQ/Core Bond Index
.. EQ/Equity 500 Index


.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market


.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
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VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(3)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. Please see "About the Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.
(4)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(5)Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to shareholder approval.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #235959/AA & ADL
coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

Contents of this Prospectus

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             ------------------------------------------------------
             1. RISK/BENEFIT SUMMARY: POLICY FEATURES,
               BENEFITS AND RISKS                                6
             ------------------------------------------------------
             How you can pay for and contribute to your policy   6
             The minimum amount of premiums you must pay         6
             You can guarantee that your policy will not
               terminate before a certain date                   7
             You can elect a "paid up" death benefit guarantee   7
             You can receive an accelerated death benefit
               under the Long Term Care Services/SM/ Rider       8
             Investment options within your policy               8
             About your life insurance benefit                   9
             Alternative higher death benefit in certain cases   9
             You can increase or decrease your insurance
               coverage                                         10
             Accessing your money                               11
             Risks of investing in a policy                     11
             How the Incentive Life Legacy(R) variable life
               insurance policy is available                    11

             ------------------------------------------------------
             2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
               WILL PAY                                         12
             ------------------------------------------------------
             Tables of policy charges                           12
             How we allocate charges among your investment
               options                                          14
             Changes in charges                                 14

             ------------------------------------------------------
             3. WHO IS AXA EQUITABLE?                           15
             ------------------------------------------------------
             How to reach us                                    16
             About our Separate Account FP                      16
             Your voting privileges                             17
             About the Trusts                                   17

             ------------------------------------------------------
             4. ABOUT THE PORTFOLIOS OF THE TRUSTS              18
             ------------------------------------------------------
             Portfolios of the Trusts                           19

             ------------------------------------------------------
             5. DETERMINING YOUR POLICY'S VALUE                 27
             ------------------------------------------------------
             Your policy account value                          27


-------------
"We," "our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life Legacy(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
               OPTIONS                                          28
             ------------------------------------------------------
             Transfers you can make                             28
             How to make transfers                              28
             Our automatic transfer service                     28
             Our asset rebalancing service                      29

             ------------------------------------------------------
             7. ACCESSING YOUR MONEY                            30
             ------------------------------------------------------
             Borrowing from your policy                         30
             Loan extension (for guideline premium test
               policies only)                                   31
             Making withdrawals from your policy                32
             Surrendering your policy for its net cash
               surrender value                                  32
             Your option to receive a terminal illness living
               benefit                                          32

             ------------------------------------------------------
             8. TAX INFORMATION                                 33
             ------------------------------------------------------
             Basic income tax treatment for you and your
               beneficiary                                      33
             Tax treatment of distributions to you (loans,
               partial withdrawals, and full surrender)         33
             Tax treatment of living benefits rider or Long
               Term Care Services/SM/ Rider under a policy
               with the applicable rider                        34
             Business and employer owned policies               35
             Requirement that we diversify investments          36
             Estate, gift, and generation-skipping taxes        36
             Pension and profit-sharing plans                   36
             Split-dollar and other employee benefit programs   36
             ERISA                                              36
             3.8% Tax on Net Investment Income or "NII"         36
             Our taxes                                          37
             When we withhold taxes from distributions          37
             Possibility of future tax changes and other tax
               information                                      37

             ------------------------------------------------------
             9. MORE INFORMATION ABOUT POLICY FEATURES AND
               BENEFITS                                         39
             ------------------------------------------------------
             Guarantee premium test for no lapse guarantees     39
             Paid up death benefit guarantee                    39
             Other benefits you can add by rider                40
             Customer loyalty credit                            43
             Variations among Incentive Life Legacy(R) policies 44
             Your options for receiving policy proceeds         44
             Your right to cancel within a certain number of
               days                                             44

             ------------------------------------------------------
             10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES  45
             ------------------------------------------------------
             Deducting policy charges                           45
             Charges that the Trusts deduct                     48

             ------------------------------------------------------
             11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
               TO YOUR POLICY                                   49
             ------------------------------------------------------
             Dates and prices at which policy events occur      49
             Policy issuance                                    49
             Ways to make premium and loan payments             50
             Assigning your policy                              50
             You can change your policy's insured person        50


            Requirements for surrender requests                 51
            Gender-neutral policies                             51
            Future policy exchanges                             51
            Broker transaction authority                        51

            -------------------------------------------------------
            12. MORE INFORMATION ABOUT OTHER MATTERS            52
            -------------------------------------------------------
            About our general account                           52
            Transfers of your policy account value              52
            Telephone and Internet requests                     53
            Cybersecurity                                       54
            Suicide and certain misstatements                   54
            When we pay policy proceeds                         54
            Changes we can make                                 54
            Reports we will send you                            55
            Distribution of the policies                        55
            Legal proceedings                                   57

            -------------------------------------------------------
            13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP
               AND AXA EQUITABLE                                58
            -------------------------------------------------------

            -------------------------------------------------------
            14. PERSONALIZED ILLUSTRATIONS                      59
            -------------------------------------------------------
            Illustrations of policy benefits                    59

            -------------------------------------------------------
            REQUESTING MORE INFORMATION
              Statement of additional information
              Table of contents
            -------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

           account value                                         27
           actual premium fund value                             39
           Administrative Office                                 16
           age                                                   50
           Allocation Date                                        8
           alternative death benefit                              9
           amount at risk                                        46
           anniversary                                           10
           assign; assignment                                    49
           automatic transfer service                         28,49
           AXA Equitable                                         15
           AXA Equitable Access Account                          44
           AXA Financial, Inc.                                   15
           basis                                                 34
           beneficiary                                           44
           business day                                          49
           cash surrender value                                  30
           Code                                                  33
           collateral                                            30
           cost of insurance charge                              46
           cost of insurance rates                               46
           customer loyalty credit                               43
           day                                                   49
           default                                                6
           disruptive transfer activity                       28,52
           dollar cost averaging service                         28
           extended no lapse guarantee                         7,41
           face amount                                            9
           grace period                                           7
           guaranteed interest option                             8
           guarantee premium test                                39
           Guaranteed Interest Account                            8
           Incentive Life Legacy(R)                               1
           initial premium                                        8
           insured person                                         1
           Internet                                              16
           investment funds                                       8
           investment option                                      1
           investment start date                                  8
           issue date                                            50
           lapse                                                  6
           loan extension                                        10
           loan, loan interest                                   29
           Long Term Care Services/SM/ Rider                      8
           market timing                                         52
           modified endowment contract                         6,33
           Money Market Lock-in Period                            8
           month, year                                           49
           monthly deduction                                     14


                                                               PAGE

            net cash surrender value                            32
            no lapse guarantee premium fund value               39
            no lapse guarantee                                   7
            Option A, B                                          9
            our                                                  3
            owner                                                3
            paid up                                             39
            paid up death benefit guarantee                      7
            partial withdrawal                                  32
            payments                                            49
            planned periodic premium                             6
            policy                                               1
            Portfolio                                            1
            premium payments                                     6
            prospectus                                           1
            rebalancing                                         29
            receive                                             46
            restore, restoration                                 7
            riders                                               6
            SEC                                                  1
            Separate Account FP                                 16
            state                                                3
            subaccount                                          16
            surrender                                           32
            surrender charge                                    12
            target premium                                      55
            transfers                                           28
            Trusts                                               1
            units                                               27
            unit values                                         48
            us                                                   3
            variable investment option                           1
            we                                                   3
            withdrawal                                          32
            you, your                                            3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.


SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).


--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges, policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN IN EFFECT ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus);

..   Your policy's death benefit option has always been Option A; and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if:

..   the guarantee period expires; or

..   you change your death benefit option to Option B.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added to the policy that provides a longer guarantee period than described above. Subject to limitations, you can choose the number of years that you would like to have this benefit.

The monthly cost of this rider varies by the individual characteristics of the insured, the face amount of the policy and the benefit period you select. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, YOUR POLICY'S DEATH BENEFIT OPTION HAS ALWAYS BEEN OPTION A AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available;

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM /Rider (described below) at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER


In states where approved and subject to our eligibility requirements, you may have added an optional rider to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

In order to take advantage of the no lapse guarantee and the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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 AGE:*                                             40 AND UNDER      45   50   55   60   65
--------------------------------------------------------------------------------------------
 %:                                                250%             215% 185% 150% 130% 120%
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 AGE:                                               70  75-90  91   92   93  94-OVER
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 %:                                                115% 105%  104% 103% 102%  101%
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*  For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST
TO THE INSURED'S 100TH BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 80.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches age 80, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension. Also, a change to Option A must be made before the insured person reaches age 100.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached age 81 (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay".

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) was primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) is available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

----------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------
 CHARGE                    WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE             From each premium               As a percentage of premiums:12%
SURRENDER (TURNING         Upon surrender                  Initial surrender charge per $1,000 of initial base
IN) OF YOUR POLICY                                         policy face amount or per $1,000 of requested base
DURING ITS FIRST 15                                        policy face amount increase:/(2)/
YEARS OR THE FIRST                                         Highest: $47.92
15 YEARS AFTER YOU                                         Lowest: $10.38
HAVE REQUESTED AN                                          Representative: $17.32/(3)/
INCREASE IN YOUR
POLICY'S FACE
AMOUNT/(1)/
REQUEST A DECREASE         Effective date of the decrease  A pro rata portion of the charge that would apply to
IN YOUR POLICY'S                                           a full surrender at the time of the decrease.
FACE AMOUNT
TRANSFERS AMONG            Upon transfer                   $25 per transfer./(4)/
INVESTMENT OPTIONS
ADDING A LIVING            At the time of the transaction  $100 (if elected after policy issue)
BENEFITS RIDER
EXERCISE OF OPTION         At the time of the transaction  $250
TO
RECEIVE A "LIVING BENEFIT"

SPECIAL SERVICES
CHARGES

..  Wire transfer           At the time of the transaction  Current and Maximum Charge: $90 charge/(5)/

..  Express mail            At the time of the transaction  Current and Maximum Charge: $35 charge/(5)/

..  Policy                  At the time of the transaction  Current and Maximum Charge: $25 illustration
   charge/(6)/

..  Duplicate policy        At the time of the transaction  Current and Maximum Charge: $35 charge/(6)/

..  Policy history          At the time of the transaction  Current and Maximum Charge: $50 charge/(6)(7)/

..  Charge for              At the time of the transaction  Current and Maximum Charge: $25 returned
   payments/(6)/
----------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-------------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING
 TRUST PORTFOLIO OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------
 CHARGE                                  WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/(8) (9)/               Monthly           Charge per $1,000 of the amount for which we are
                                                                  at risk:/(10)/
                                                                  Highest: $83.34
                                                                  Lowest: $0.02
                                                                  Representative: $0.09/(11)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

------------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING
 TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------
 CHARGE                                  WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE               Monthly                        Annual % of your value
                                                                  Policy Year  in our variable investment options
                                                                  1-10         1.75%
                                                                  11+          0.50%
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ADMINISTRATIVE CHARGE/(8)/                      Monthly           Policy Year  Amount Deducted
                                                                  1            $20
                                                                  2+           $15
------------------------------------------------------------------------------------------------------------------

LOAN INTEREST        On each policy anniversary (or    1% of loan amount.
  SPREAD/(12)/       on loan termination, if earlier)
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OPTIONAL RIDER       While the rider is in effect
CHARGES

CHILDREN'S TERM      Monthly                           Charge per $1,000 of rider benefit amount:
INSURANCE                                              $0.50
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DISABILITY           Monthly                           Percentage of all other monthly charges:
DEDUCTION WAIVER                                       Highest: 132%
                                                       Lowest: 7%
                                                       Representative: 12%/(11)/
-------------------------------------------------------------------------------------------------------------------------

OPTION TO PURCHASE   Monthly                           Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE                                   Highest: $0.17
                                                       Lowest: $0.04
                                                       Representative: $0.16/(13)/
-------------------------------------------------------------------------------------------------------------------------

EXTENDED NO LAPSE    Monthly                           Charge per $1,000 of the initial base policy face amount, and per
GUARANTEE/(8)/                                         $1,000 of any requested base policy face amount increase that exceeds the highest previous face amount:

FOR RIDER COVERAGE                                     Highest: $0.08
TO AGE 100                                             Lowest: $0.02
                                                       Representative: $0.03/(3)/
-------------------------------------------------------------------------------------------------------------------------

LONG TERM CARE       Monthly                           Charge per $1,000 of the amount for which we are at risk:/(14)/
SERVICES/SM/                                           Highest: $1.18
RIDER/(8)/                                             Lowest: $0.08
                                                       Representative: $0.22/(13)/
-------------------------------------------------------------------------------------------------------------------------

(1)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(2)The initial amount of surrender charge depends on each policy's specific characteristics.
(3)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(5)Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(7)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)Not applicable after the insured person reaches age 100.
(9)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(10)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(11)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(12)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(13)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(14)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



-------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
-------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses
that are deducted from Portfolio assets including management     Lowest Highest
fees, 12b-1 fees, service fees and/or other expenses)/(1)/       0.61%  2.60%
-------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2018 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.61%  1.62%
-----------------------------------------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day-7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")


FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.


The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable

                             WHO IS AXA EQUITABLE?

investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Legacy(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio
(or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES                                                           INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                  INVESTMENT MANAGER
 SHARES                                                          (OR SUB-ADVISER(S),              VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                  AS APPLICABLE)                   MANAGEMENT
---------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE   Seeks a high level of total return.        AXA Equitable Funds Management
  SECURITIES/(1)/                                                   Group, LLC
                                                                 Palisade Capital Management,
                                                                    L.L.C.
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks long-term capital appreciation and   DoubleLine Capital LP
  DYNAMIC             current income, with a greater emphasis
  ALLOCATION/(**)/    on current income.
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks to maximize current income and       DoubleLine Capital LP
  OPPORTUNISTIC       total return.
  BOND/(+)/
---------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and          Boston Advisors, LLC
  INCOME/(2)/         income to achieve an above-average and
                      consistent total return.
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Seeks to achieve capital appreciation.     GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS/(3)/
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.    GAMCO Asset Management, Inc.
  COMPANY VALUE/(4)/
---------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA     Seeks to achieve long-term capital         AXA Rosenberg Management, LLC
  EQUITY/(5)/         appreciation.
---------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to track the investment results of   BlackRock Investment
  RESPONSIBLE         the MSCI KLD 400 Social Index.                Management, LLC
---------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and   AXA Equitable Funds Management
  AGGRESSIVE - ALT    current income, with a greater emphasis       Group, LLC
  25/(++)/            on capital appreciation.
---------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and   AXA Equitable Funds Management
  ALT 20              current income.                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY          capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY          capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY          capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH              capital.                                   AXA Equitable Funds Management
                                                                    Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE       Seeks to achieve long-term capital         ClearBridge Investments, LLC
  LARGE CAP GROWTH    growth.
---------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital         AXA Equitable Funds Management   (check mark)
  MANAGED VOLATILITY  appreciation with an emphasis on risk-        Group, LLC
                      adjusted returns and managing volatility   BlackRock Investment
                      in the Portfolio.                             Management, LLC
                                                                 Morgan Stanley Investment
                                                                    Management Inc.
                                                                 OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                  INVESTMENT MANAGER
 SHARES                                                          (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  CORE MANAGED        capital with an emphasis on risk-adjusted     Group, LLC
  VOLATILITY          returns and managing volatility in the     BlackRock Investment
                      Portfolio.                                    Management, LLC
                                                                 EARNEST Partners, LLC
                                                                 Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                 Federated Global Investment
                                                                    Management Corp.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY  capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-  AXA Equitable Funds Management     (check mark)
  VALUE MANAGED       term growth of income, accompanied by         Group, LLC
  VOLATILITY          growth of capital with an emphasis on      BlackRock Investment
                      risk-adjusted returns and managing            Management, LLC
                      volatility in the Portfolio.               Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE  Seeks to achieve capital growth.           Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY  capital with an emphasis on risk-adjusted     Group, LLC
                      returns and managing volatility in the     BlackRock Investment
                      Portfolio.                                    Management, LLC
                                                                 Capital Guardian Trust Company
                                                                 Vaughan Nelson Investment
                                                                    Management
                                                                 Thornburg Investment
                                                                    Management, Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth  AXA Equitable Funds Management     (check mark)
  GROWTH MANAGED      with an emphasis on risk-adjusted returns     Group, LLC
  VOLATILITY          and managing volatility in the Portfolio.  BlackRock Investment
                                                                    Management, LLC
                                                                 HS Management Partners, LLC
                                                                 Loomis, Sayles & Company, L.P.
                                                                 Polen Capital Management, LLC
                                                                 T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY  capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
-----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Seeks to achieve capital appreciation.     Loomis, Sayles & Company, L.P.
  GROWTH
-----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital         AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY  appreciation with an emphasis on risk         Group, LLC
                      adjusted returns and managing volatility   BlackRock Investment
                      in the Portfolio.                             Management, LLC
                                                                 Diamond Hill Capital
                                                                    Management, Inc.
                                                                 Wellington Management
                                                                    Company, LLP
-----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                       INVESTMENT MANAGER
 SHARES                                                               (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                       AS APPLICABLE)                      MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and       BlackRock Investment
  VALUE EQUITY        secondarily, income.                               Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH            capital.
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX               expenses that approximates the total
                      return performance of the Russell 3000(R)
                      Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before          SSgA Funds Management, Inc.
                      expenses that approximates the total return
                      performance of the Barclays Intermediate
                      U.S. Government/Credit Bond Index,
                      including reinvestment of dividends, at a risk
                      level consistent with that of the Barclays
                      Intermediate U.S. Government/Credit Bond
                      Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before          AllianceBernstein L.P.
                      expenses that approximates the total
                      return performance of the Standard &
                      Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      Standard & Poor's 500 Composite Stock
                      Price Index.
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and             AXA Equitable Funds Management
                      current income.                                    Group, LLC
                                                                      BlackRock Investment
                                                                         Management, LLC
                                                                      First International Advisors, LLC
                                                                      Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before          AXA Equitable Funds Management
  GOVERNMENT BOND     expenses that approximates the total return        Group, LLC
                      performance of the Barclays U.S.                SSgA Funds Management, Inc.
                      Intermediate Government Bond Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      Barclays U.S. Intermediate Government
                      Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before         AllianceBernstein L.P.
  EQUITY INDEX        expenses) that approximates the total
                      return performance of a composite index
                      comprised of 40% DJ Euro STOXX 50
                      Index, 25% FTSE 100 Index, 25% TOPIX
                      Index, and 10% S&P/ASX 200 Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and             Invesco Advisers, Inc.
                      income.
---------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital              J.P. Morgan Investment
  OPPORTUNITIES       appreciation.                                      Management Inc.
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                        INVESTMENT MANAGER
 SHARES                                                                (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                        AS APPLICABLE)                     MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before           AllianceBernstein L.P.
  INDEX               expenses that approximates the total
                      return performance of the Russell 1000(R)
                      Growth Index, including reinvestment of
                      dividends at a risk level consistent with
                      that of the Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before           SSgA Funds Management, Inc.
  INDEX               expenses that approximates the total
                      return performance of the Russell 1000(R)
                      Value Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.           Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before           SSgA Funds Management, Inc.
                      expenses that approximates the total return
                      performance of the Standard & Poor's Mid
                      Cap 400 Index, including reinvestment of
                      dividends, at a risk level consistent with that
                      of the Standard & Poor's Mid Cap 400
                      Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY              Seeks to obtain a high level of current          The Dreyfus Corporation
  MARKET/(+++)/       income, preserve its assets and maintain
                      liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of          Pacific Investment Management
  SHORT BOND          traditional money market products while             Company LLC
                      maintaining an emphasis on preservation
                      of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income             AllianceBernstein L.P.
                      consistent with moderate risk to capital.        AXA Equitable Funds Management
                                                                          Group, LLC
                                                                       Pacific Investment Management
                                                                          Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX               (before expenses) the total return of the
                      Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital               T. Rowe Price Associates, Inc.
  GROWTH STOCK        appreciation and secondarily, income.
---------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through            UBS Global Asset Management
  INCOME              capital appreciation with income as a               (Americas) Inc.
                      secondary consideration.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of             AllianceBernstein L.P.
  AGGRESSIVE EQUITY   capital.                                         AXA Equitable Funds Management
                                                                          Group, LLC
                                                                       ClearBridge Investments, LLC
                                                                       Scotia Institutional Asset
                                                                          Management US, Ltd.
                                                                       T. Rowe Price Associates, Inc.
                                                                       Westfield Capital Management
                                                                          Company, L.P.
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                   INVESTMENT MANAGER
 SHARES                                                           (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                   AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current  AXA Equitable Funds Management
  BOND                income and capital appreciation,               Group, LLC
                      consistent with a prudent level of risk.    BlackRock Financial Management,
                                                                     Inc.
                                                                  DoubleLine Capital LP
                                                                  Pacific Investment Management
                                                                     Company LLC
                                                                  SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH          capital.                                    AXA Equitable Funds Management
                                                                     Group, LLC
                                                                  BlackRock Investment
                                                                     Management, LLC
                                                                  Franklin Advisers, Inc.
                                                                  Wellington Management
                                                                     Company, LLP
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of        AXA Equitable Funds Management
  CAP VALUE           capital.                                       Group, LLC
                                                                  BlackRock Investment
                                                                     Management, LLC
                                                                  Diamond Hill Capital
                                                                     Management, Inc.
                                                                  Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of        Allianz Global Investors U.S. LLC
  TECHNOLOGY          capital.                                    AXA Equitable Funds Management
                                                                     Group, LLC
                                                                  SSgA Funds Management, Inc.
                                                                  Wellington Management
                                                                     Company, LLP


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company
------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------

 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------

 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------

 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------

 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------

(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the ''FN'' column corresponds with the number contained in the table above.



--------------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME UNTIL MAY 19, 2017
--------------------------------------------------------
(1)          EQ/Convertible Securities
--------------------------------------------------------
(2)          EQ/Boston Advisors Equity Income
--------------------------------------------------------
(3)          EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------
(4)          EQ/GAMCO Small Company Value
--------------------------------------------------------
(5)          AXA SmartBeta Equity
--------------------------------------------------------



(**)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. The variable investment option's name in effect until on or about May 19, 2017 is All Asset Moderate Growth-Alt 15.
(+)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(++)Effective on or about May 19, 2017, subject to regulatory and shareholder approval, interests in the All Asset Growth-Alt 20 investment option (the "surviving option") will replace interests in the All Asset Growth-Alt 25 investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to a replaced option will be considered as an allocation election to the surviving option. For more information about this Portfolio merger, please contact our customer service representative.
(+++)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

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USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
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Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. The guaranteed interest option is not an available investment option with the asset rebalancing service. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) policies in 2006, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

                             ACCESSING YOUR MONEY

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

                             ACCESSING YOUR MONEY

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider:
Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

                                TAX INFORMATION

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.


Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.


RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

                                TAX INFORMATION

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.


The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date

                                TAX INFORMATION
information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.49 million in 2017). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2017, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5.49 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines,

                                TAX INFORMATION

NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments requires AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

                                TAX INFORMATION

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.


The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.


We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our posit on. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 4% annually less any partial withdrawals accumulated at 4% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders accumulated at 4% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee and any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers" below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider was available at issue subject to our underwriting requirements that provided for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 20 years from the register date, and the maximum period is to the policy anniversary nearest to the insured's 100th birthday. Issue ages are 0-70. If you elected this rider at issue, the investment options available to you are restricted to the guaranteed interest option and the AXA Allocation investment options. You must have provided proper allocation instructions at the time you applied for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured, the face amount of the policy and the guarantee period you select. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

While the rider is in effect, we currently limit your investment options under the policy to the AXA Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

.. RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES/SM/ RIDER(1) . In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a
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(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid we will waive the monthly charge for the Long Term Care Services/SM/ Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. The maximum monthly benefit
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(2)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.
is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5. the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 20 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an annual rate of 0.05% beginning in the policy's 21st year. This credit is not guaranteed, however. Because Incentive Life Legacy(R) was first offered in 2006, no customer loyalty credit has yet been made to an Incentive Life Legacy(R) policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds.
AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).


In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 12% from each premium payment you send us. We currently deduct 12% from each premium payment during the first five policy years, and 2% from each premium payment in subsequent policy years. If the extended no lapse guarantee is in effect, we currently deduct 12% from each premium payment during the first ten policy years, and 2% from each premium payment in subsequent policy years. A similar charge applies to premiums attributed to requested face amount increases. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 12%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or
(iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or
(iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 1.75% during the first ten policy years, and at an annual rate of 0.25% in policy years 11 through 20, with no charge in policy year 21 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 1.75%, 0.50% and 0.50%, respectively. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you chose this rider with coverage to age 100, we deduct between $0.02 and $0.08 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect.

.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS


Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for our automatic transfer service or asset rebalancing service in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA
Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of

                     MORE INFORMATION ABOUT OTHER MATTERS
market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment



For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

                     MORE INFORMATION ABOUT OTHER MATTERS

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee.

..   We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in

                     MORE INFORMATION ABOUT OTHER MATTERS
addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change the face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and

                     MORE INFORMATION ABOUT OTHER MATTERS

Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

                     MORE INFORMATION ABOUT OTHER MATTERS

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)
PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

--------------------------------------------------------------------------------


ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2017, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2


                                                                        #257776

IncentiveLife Legacy(R) III
Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2017


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related IncentiveLife Legacy(R) III, Incentive Life Legacy(R) or Incentive Life Legacy(R) II prospectus, dated May 1, 2017. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2017. AXA Equitable Life Insurance Company, New York, New York 10104.

 All rights reserved. Incentive Life Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.


                                                                        #257776

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2016, 2015 and 2014, AXA Advisors was paid an administrative services fee of $0, $0 and $325,380, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $542,160,541 in 2016, $560,399,960 in 2015 and
$571,445,806 in 2014. Of these amounts, for each of these three years, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $507,645,857 in 2016, $490,800,838 in 2015 and $516,811,792 in 2014. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $7,262,699, $0 and $0, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.........................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016......................   FSA-3
   Statements of Operations for the Year or Period Ended December 31, 2016......  FSA-39
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015.................................................  FSA-58
   Notes to Financial Statements................................................ FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.........................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015......................     F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016,
     2015 and 2014..............................................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2016, 2015 and 2014...........................................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and
     2014.......................................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015
     and 2014...................................................................     F-6
   Notes to Consolidated Financial Statements...................................     F-8

                                 FSA-1  #343125

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016



                                                                                                                  ALL ASSET
                                                             1290 VT SOCIALLY     ALL ASSET        ALL ASSET       MODERATE
                                                               RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                             ---------------- ------------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $2,640,753        $5,423,132      $19,693,104     $9,492,134
Receivable for shares of the Portfolios sold................            49                --               --             --
Receivable for policy-related transactions..................            --                76            3,343            374
                                                                ----------        ----------      -----------     ----------
   Total assets.............................................     2,640,802         5,423,208       19,696,447      9,492,508
                                                                ----------        ----------      -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --                61            3,648            367
Payable for policy-related transactions.....................            49                --               --             --
                                                                ----------        ----------      -----------     ----------
   Total liabilities........................................            49                61            3,648            367
                                                                ----------        ----------      -----------     ----------
NET ASSETS..................................................    $2,640,753        $5,423,147      $19,692,799     $9,492,141
                                                                ==========        ==========      ===========     ==========

NET ASSETS:
Accumulation unit values....................................    $2,498,218        $5,423,147      $19,692,367     $9,492,141
Retained by AXA Equitable in Separate Account FP............       142,535                --              432             --
                                                                ----------        ----------      -----------     ----------
TOTAL NET ASSETS............................................    $2,640,753        $5,423,147      $19,692,799     $9,492,141
                                                                ==========        ==========      ===========     ==========

Investments in shares of the Portfolios, at cost............    $2,461,784        $5,327,529      $19,905,455     $9,295,324

                                                                              AMERICAN FUNDS
                                                                            INSURANCE SERIES(R)
                                                                AMERICAN       GLOBAL SMALL
                                                             CENTURY VP MID   CAPITALIZATION
                                                             CAP VALUE FUND      FUND/SM/
                                                             -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $50,922,234       $4,107,319
Receivable for shares of the Portfolios sold................      288,126               --
Receivable for policy-related transactions..................           --              448
                                                              -----------       ----------
   Total assets.............................................   51,210,360        4,107,767
                                                              -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --              448
Payable for policy-related transactions.....................      288,126               --
                                                              -----------       ----------
   Total liabilities........................................      288,126              448
                                                              -----------       ----------
NET ASSETS..................................................  $50,922,234       $4,107,319
                                                              ===========       ==========

NET ASSETS:
Accumulation unit values....................................  $50,916,158       $4,107,187
Retained by AXA Equitable in Separate Account FP............        6,076              132
                                                              -----------       ----------
TOTAL NET ASSETS............................................  $50,922,234       $4,107,319
                                                              ===========       ==========

Investments in shares of the Portfolios, at cost............  $45,712,404       $4,782,073

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400     AXA 500    AXA 2000       AXA
                                                             SERIES(R) NEW    MANAGED     MANAGED     MANAGED   AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*
                                                             -------------- ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $7,858,144   $4,245,675  $6,886,982  $3,289,338  $136,873,628
Receivable for shares of the Portfolios sold................           --           --       7,047          --        16,638
Receivable for policy-related transactions..................        4,657          528          --          45            --
                                                               ----------   ----------  ----------  ----------  ------------
   Total assets.............................................    7,862,801    4,246,203   6,894,029   3,289,383   136,890,266
                                                               ----------   ----------  ----------  ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        4,657          483          --          19            --
Payable for policy-related transactions.....................           --           --       6,988          --        16,638
                                                               ----------   ----------  ----------  ----------  ------------
   Total liabilities........................................        4,657          483       6,988          19        16,638
                                                               ----------   ----------  ----------  ----------  ------------
NET ASSETS..................................................   $7,858,144   $4,245,720  $6,887,041  $3,289,364  $136,873,628
                                                               ==========   ==========  ==========  ==========  ============

NET ASSETS:
Accumulation unit values....................................   $7,858,116   $4,245,720  $6,887,041  $3,289,364  $136,819,974
Retained by AXA Equitable in Separate Account FP............           28           --          --          --        53,654
                                                               ----------   ----------  ----------  ----------  ------------
TOTAL NET ASSETS............................................   $7,858,144   $4,245,720  $6,887,041  $3,289,364  $136,873,628
                                                               ==========   ==========  ==========  ==========  ============

Investments in shares of the Portfolios, at cost............   $8,072,027   $4,036,539  $6,402,485  $2,987,931  $135,043,695

                                                                 AXA
                                                              BALANCED
                                                              STRATEGY*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $27,826,342
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................      16,717
                                                             -----------
   Total assets.............................................  27,843,059
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,717
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................      16,717
                                                             -----------
NET ASSETS.................................................. $27,826,342
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $27,793,276
Retained by AXA Equitable in Separate Account FP............      33,066
                                                             -----------
TOTAL NET ASSETS............................................ $27,826,342
                                                             ===========

Investments in shares of the Portfolios, at cost............ $26,401,455

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              AXA                        AXA      AXA GLOBAL
                                                                 AXA      CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                             CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS        MANAGED
                                                             ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*
                                                             ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $31,589,202   $6,162,245   $2,805,435   $31,905,594  $130,329,185
Receivable for shares of the Portfolios sold................      33,300           --           --         2,431        20,577
Receivable for policy-related transactions..................          --           --          392            --            --
                                                             -----------   ----------   ----------   -----------  ------------
   Total assets.............................................  31,622,502    6,162,245    2,805,827    31,908,025   130,349,762
                                                             -----------   ----------   ----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --          392            --            --
Payable for policy-related transactions.....................      33,300           --           --         2,431        20,577
                                                             -----------   ----------   ----------   -----------  ------------
   Total liabilities........................................      33,300           --          392         2,431        20,577
                                                             -----------   ----------   ----------   -----------  ------------
NET ASSETS.................................................. $31,589,202   $6,162,245   $2,805,435   $31,905,594  $130,329,185
                                                             ===========   ==========   ==========   ===========  ============

NET ASSETS:
Accumulation unit values.................................... $31,586,442   $6,162,240   $2,805,435   $31,902,742  $130,285,739
Retained by AXA Equitable in Separate Account FP............       2,760            5           --         2,852        43,446
                                                             -----------   ----------   ----------   -----------  ------------
TOTAL NET ASSETS............................................ $31,589,202   $6,162,245   $2,805,435   $31,905,594  $130,329,185
                                                             ===========   ==========   ==========   ===========  ============

Investments in shares of the Portfolios, at cost............ $32,552,474   $5,879,743   $2,763,440   $32,535,646  $107,770,447


                                                             AXA GROWTH
                                                             STRATEGY*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $50,167,349
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................      19,778
                                                             -----------
   Total assets.............................................  50,187,127
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      19,778
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................      19,778
                                                             -----------
NET ASSETS.................................................. $50,167,349
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $50,167,343
Retained by AXA Equitable in Separate Account FP............           6
                                                             -----------
TOTAL NET ASSETS............................................ $50,167,349
                                                             ===========

Investments in shares of the Portfolios, at cost............ $46,252,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                  AXA           AXA           AXA
                                                             INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $58,423,982   $2,386,059    $74,769,851   $27,205,650
Receivable for shares of the Portfolios sold................           --          103             --         9,410
Receivable for policy-related transactions..................       12,700           --         15,207            --
                                                              -----------   ----------    -----------   -----------
   Total assets.............................................   58,436,682    2,386,162     74,785,058    27,215,060
                                                              -----------   ----------    -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       12,700           --         15,207            --
Payable for policy-related transactions.....................           --           97             --         9,410
                                                              -----------   ----------    -----------   -----------
   Total liabilities........................................       12,700           97         15,207         9,410
                                                              -----------   ----------    -----------   -----------
NET ASSETS..................................................  $58,423,982   $2,386,065    $74,769,851   $27,205,650
                                                              ===========   ==========    ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $58,357,462   $2,386,065    $74,747,960   $27,166,390
Accumulation nonunitized....................................           --           --             --            --
Retained by AXA Equitable in Separate Account FP............       66,520           --         21,891        39,260
                                                              -----------   ----------    -----------   -----------
TOTAL NET ASSETS............................................  $58,423,982   $2,386,065    $74,769,851   $27,205,650
                                                              ===========   ==========    ===========   ===========

Investments in shares of the Portfolios, at cost............  $60,209,522   $2,480,784    $75,580,969   $21,362,800

                                                             AXA LARGE CAP  AXA LARGE
                                                                GROWTH      CAP VALUE
                                                                MANAGED      MANAGED
                                                              VOLATILITY*  VOLATILITY*
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $232,451,377  $395,114,982
Receivable for shares of the Portfolios sold................       27,126       176,121
Receivable for policy-related transactions..................           --            --
                                                             ------------  ------------
   Total assets.............................................  232,478,503   395,291,103
                                                             ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --
Payable for policy-related transactions.....................       27,098       195,314
                                                             ------------  ------------
   Total liabilities........................................       27,098       195,314
                                                             ------------  ------------
NET ASSETS.................................................. $232,451,405  $395,095,789
                                                             ============  ============

NET ASSETS:
Accumulation unit values.................................... $232,325,662  $394,746,793
Accumulation nonunitized....................................           --       221,155
Retained by AXA Equitable in Separate Account FP............      125,743       127,841
                                                             ------------  ------------
TOTAL NET ASSETS............................................ $232,451,405  $395,095,789
                                                             ============  ============

Investments in shares of the Portfolios, at cost............ $151,665,632  $290,997,300

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              AXA MID CAP               AXA MODERATE      AXA         AXA
                                                             VALUE MANAGED AXA MODERATE    GROWTH    MODERATE-PLUS SMARTBETA
                                                              VOLATILITY*  ALLOCATION*   STRATEGY*    ALLOCATION*   EQUITY*
                                                             ------------- ------------ ------------ ------------- ---------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $208,488,324  $876,838,802 $96,609,967  $421,066,722  $181,147
Receivable for shares of the Portfolios sold................       49,482       289,398          --            --        --
Receivable for policy-related transactions..................           --            --      32,695            --        --
                                                             ------------  ------------ -----------  ------------  --------
   Total assets.............................................  208,537,806   877,128,200  96,642,662   421,066,722   181,147
                                                             ------------  ------------ -----------  ------------  --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --      32,690        52,216        --
Payable for policy-related transactions.....................       49,482       835,377          --         7,145        --
                                                             ------------  ------------ -----------  ------------  --------
   Total liabilities........................................       49,482       835,377      32,690        59,361        --
                                                             ------------  ------------ -----------  ------------  --------
NET ASSETS.................................................. $208,488,324  $876,292,823 $96,609,972  $421,007,361  $181,147
                                                             ============  ============ ===========  ============  ========

NET ASSETS:
Accumulation unit values.................................... $208,445,575  $873,418,893 $96,609,972  $420,980,068  $181,147
Accumulation nonunitized....................................           --     2,768,930          --            --        --
Retained by AXA Equitable in Separate Account FP............       42,749       105,000          --        27,293        --
                                                             ------------  ------------ -----------  ------------  --------
TOTAL NET ASSETS............................................ $208,488,324  $876,292,823 $96,609,972  $421,007,361  $181,147
                                                             ============  ============ ===========  ============  ========

Investments in shares of the Portfolios, at cost............ $116,361,628  $886,330,993 $88,810,301  $415,023,814  $181,534

                                                             AXA/AB SMALL
                                                             CAP GROWTH*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $193,217,741
Receivable for shares of the Portfolios sold................      172,694
Receivable for policy-related transactions..................           --
                                                             ------------
   Total assets.............................................  193,390,435
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --
Payable for policy-related transactions.....................      172,694
                                                             ------------
   Total liabilities........................................      172,694
                                                             ------------
NET ASSETS.................................................. $193,217,741
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $193,182,093
Accumulation nonunitized....................................           --
Retained by AXA Equitable in Separate Account FP............       35,648
                                                             ------------
TOTAL NET ASSETS............................................ $193,217,741
                                                             ============

Investments in shares of the Portfolios, at cost............ $178,552,033

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                     BLACKROCK
                                                             AXA/CLEARBRIDGE             AXA/LOOMIS    GLOBAL   CHARTER/SM/
                                                                LARGE CAP     AXA/JANUS    SAYLES    ALLOCATION MULTI-SECTOR
                                                                 GROWTH*     ENTERPRISE*  GROWTH*    V.I. FUND     BOND*
                                                             --------------- ----------- ----------- ---------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $73,164,202   $37,864,359 $28,984,264 $4,447,826 $83,310,859
Receivable for shares of the Portfolios sold................     1,267,340            --      33,092    121,800          --
Receivable for policy-related transactions..................            --        16,223          --         --          --
                                                               -----------   ----------- ----------- ---------- -----------
   Total assets.............................................    74,431,542    37,880,582  29,017,356  4,569,626  83,310,859
                                                               -----------   ----------- ----------- ---------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --        16,223          --         --         352
Payable for policy-related transactions.....................     1,267,340            --      33,092    121,800      30,396
                                                               -----------   ----------- ----------- ---------- -----------
   Total liabilities........................................     1,267,340        16,223      33,092    121,800      30,748
                                                               -----------   ----------- ----------- ---------- -----------
NET ASSETS..................................................   $73,164,202   $37,864,359 $28,984,264 $4,447,826 $83,280,111
                                                               ===========   =========== =========== ========== ===========

NET ASSETS:
Accumulation unit values....................................   $73,114,500   $37,863,698 $28,983,208 $4,445,193 $82,765,249
Accumulation nonunitized....................................            --            --          --         --     464,474
Retained by AXA Equitable in Separate Account FP............        49,702           661       1,056      2,633      50,388
                                                               -----------   ----------- ----------- ---------- -----------
TOTAL NET ASSETS............................................   $73,164,202   $37,864,359 $28,984,264 $4,447,826 $83,280,111
                                                               ===========   =========== =========== ========== ===========

Investments in shares of the Portfolios, at cost............   $79,417,626   $42,030,967 $28,681,685 $4,518,367 $94,054,652

                                                             CHARTER/SM/
                                                             SMALL CAP
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $10,708,235
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................       1,027
                                                             -----------
   Total assets.............................................  10,709,262
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       1,027
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................       1,027
                                                             -----------
NET ASSETS.................................................. $10,708,235
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $10,706,657
Accumulation nonunitized....................................          --
Retained by AXA Equitable in Separate Account FP............       1,578
                                                             -----------
TOTAL NET ASSETS............................................ $10,708,235
                                                             ===========

Investments in shares of the Portfolios, at cost............ $ 8,641,499

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         CLEARBRIDGE               EQ/BOSTON
                                                             CHARTER/SM/  VARIABLE   EQ/BLACKROCK  ADVISORS    EQ/CAPITAL
                                                             SMALL CAP     MID CAP   BASIC VALUE    EQUITY      GUARDIAN
                                                               VALUE*     PORTFOLIO    EQUITY*      INCOME*    RESEARCH*
                                                             ----------- ----------- ------------ ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $30,087,615   $5,089    $211,968,037 $20,040,559 $106,082,055
Receivable for shares of the Portfolios sold................      17,586       --         343,131       4,008       99,080
Receivable for policy-related transactions..................          --       --              --          --           --
                                                             -----------   ------    ------------ ----------- ------------
   Total assets.............................................  30,105,201    5,089     212,311,168  20,044,567  106,181,135
                                                             -----------   ------    ------------ ----------- ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --       --              --          --           --
Payable for policy-related transactions.....................      17,586       --         343,131       4,008       99,080
                                                             -----------   ------    ------------ ----------- ------------
   Total liabilities........................................      17,586       --         343,131       4,008       99,080
                                                             -----------   ------    ------------ ----------- ------------
NET ASSETS.................................................. $30,087,615   $5,089    $211,968,037 $20,040,559 $106,082,055
                                                             ===========   ======    ============ =========== ============

NET ASSETS:
Accumulation unit values.................................... $30,019,135   $5,089    $211,889,085 $20,039,776 $105,934,658
Accumulation nonunitized....................................          --       --              --          --           --
Retained by AXA Equitable in Separate Account FP............      68,480       --          78,952         783      147,397
                                                             -----------   ------    ------------ ----------- ------------
TOTAL NET ASSETS............................................ $30,087,615   $5,089    $211,968,037 $20,040,559 $106,082,055
                                                             ===========   ======    ============ =========== ============

Investments in shares of the Portfolios, at cost............ $21,146,719   $4,744    $143,919,809 $21,547,196 $ 69,965,418


                                                               EQ/COMMON
                                                              STOCK INDEX*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,558,876,926
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        671,091
                                                             --------------
   Total assets.............................................  1,559,548,017
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        916,233
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        916,233
                                                             --------------
NET ASSETS.................................................. $1,558,631,784
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $1,554,555,610
Accumulation nonunitized....................................      3,900,981
Retained by AXA Equitable in Separate Account FP............        175,193
                                                             --------------
TOTAL NET ASSETS............................................ $1,558,631,784
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,071,014,672

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       EQ/GAMCO
                                                             EQ/CONVERTIBLE   EQ/CORE    EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                                              SECURITIES*   BOND INDEX*  500 INDEX*  ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ----------- ------------ ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $8,726     $52,883,896 $761,174,208  $14,854,786   $172,874,140
Receivable for shares of the Portfolios sold................         --          15,414    7,991,289       19,403        288,805
Receivable for policy-related transactions..................         --              --           --           --             --
                                                                 ------     ----------- ------------  -----------   ------------
   Total assets.............................................      8,726      52,899,310  769,165,497   14,874,189    173,162,945
                                                                 ------     ----------- ------------  -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --              --           --           --             --
Payable for policy-related transactions.....................         --          15,414    8,015,191       19,403        288,805
                                                                 ------     ----------- ------------  -----------   ------------
   Total liabilities........................................         --          15,414    8,015,191       19,403        288,805
                                                                 ------     ----------- ------------  -----------   ------------
NET ASSETS..................................................     $8,726     $52,883,896 $761,150,306  $14,854,786   $172,874,140
                                                                 ======     =========== ============  ===========   ============

NET ASSETS:
Accumulation unit values....................................     $8,726     $52,866,703 $760,503,408  $14,854,036   $172,872,328
Accumulation nonunitized....................................         --              --      618,526           --             --
Retained by AXA Equitable in Separate Account FP............         --          17,193       28,372          750          1,812
                                                                 ------     ----------- ------------  -----------   ------------
TOTAL NET ASSETS............................................     $8,726     $52,883,896 $761,150,306  $14,854,786   $172,874,140
                                                                 ======     =========== ============  ===========   ============

Investments in shares of the Portfolios, at cost............     $8,777     $53,829,908 $553,023,329  $14,903,726   $136,792,992

                                                             EQ/GLOBAL
                                                             BOND PLUS*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $17,065,056
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................       2,867
                                                             -----------
   Total assets.............................................  17,067,923
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       8,938
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................       8,938
                                                             -----------
NET ASSETS.................................................. $17,058,985
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $17,058,070
Accumulation nonunitized....................................          --
Retained by AXA Equitable in Separate Account FP............         915
                                                             -----------
TOTAL NET ASSETS............................................ $17,058,985
                                                             ===========

Investments in shares of the Portfolios, at cost............ $18,806,786

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                               EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES*
                                                             --------------- ---------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $91,235,640     $272,662,334   $23,676,882  $37,915,916
Receivable for shares of the Portfolios sold................            --               --        32,200       15,209
Receivable for policy-related transactions..................     1,221,189           30,340            --           --
                                                               -----------     ------------   -----------  -----------
   Total assets.............................................    92,456,829      272,692,674    23,709,082   37,931,125
                                                               -----------     ------------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     1,224,836           42,943            --           --
Payable for policy-related transactions.....................            --               --        32,200       15,209
                                                               -----------     ------------   -----------  -----------
   Total liabilities........................................     1,224,836           42,943        32,200       15,209
                                                               -----------     ------------   -----------  -----------
NET ASSETS..................................................   $91,231,993     $272,649,731   $23,676,882  $37,915,916
                                                               ===========     ============   ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $91,135,036     $272,320,388   $23,669,899  $37,798,332
Accumulation nonunitized....................................        80,175          263,777            --           --
Retained by AXA Equitable in Separate Account FP............        16,782           65,566         6,983      117,584
                                                               -----------     ------------   -----------  -----------
TOTAL NET ASSETS............................................   $91,231,993     $272,649,731   $23,676,882  $37,915,916
                                                               ===========     ============   ===========  ===========

Investments in shares of the Portfolios, at cost............   $91,177,996     $312,112,946   $21,222,440  $27,271,470

                                                               EQ/LARGE
                                                              CAP GROWTH  EQ/LARGE CAP
                                                                INDEX*    VALUE INDEX*
                                                             ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $130,353,435 $24,844,546
Receivable for shares of the Portfolios sold................       88,616          --
Receivable for policy-related transactions..................           --      35,953
                                                             ------------ -----------
   Total assets.............................................  130,442,051  24,880,499
                                                             ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --      35,953
Payable for policy-related transactions.....................       88,616          --
                                                             ------------ -----------
   Total liabilities........................................       88,616      35,953
                                                             ------------ -----------
NET ASSETS.................................................. $130,353,435 $24,844,546
                                                             ============ ===========

NET ASSETS:
Accumulation unit values.................................... $130,287,799 $24,829,001
Accumulation nonunitized....................................           --          --
Retained by AXA Equitable in Separate Account FP............       65,636      15,545
                                                             ------------ -----------
TOTAL NET ASSETS............................................ $130,353,435 $24,844,546
                                                             ============ ===========

Investments in shares of the Portfolios, at cost............ $113,169,440 $22,196,844

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                EQ/MFS
                                                             INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY
                                                                GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*
                                                             ------------- ------------ ------------ -------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $38,646,630  $126,970,274 $170,695,666  $31,009,170   $56,899,898
Receivable for shares of the Portfolios sold................           --        29,530           --        2,630       106,635
Receivable for policy-related transactions..................       11,781            --           --           --            --
                                                              -----------  ------------ ------------  -----------   -----------
   Total assets.............................................   38,658,411   126,999,804  170,695,666   31,011,800    57,006,533
                                                              -----------  ------------ ------------  -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       11,781            --    2,756,291           --            --
Payable for policy-related transactions.....................           --        29,530    9,125,375        5,831       108,605
                                                              -----------  ------------ ------------  -----------   -----------
   Total liabilities........................................       11,781        29,530   11,881,666        5,831       108,605
                                                              -----------  ------------ ------------  -----------   -----------
NET ASSETS..................................................  $38,646,630  $126,970,274 $158,814,000  $31,005,969   $56,897,928
                                                              ===========  ============ ============  ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $38,646,426  $126,944,886 $158,417,270  $31,004,194   $56,786,329
Accumulation nonunitized....................................           --            --      391,385           --        41,111
Retained by AXA Equitable in Separate Account FP............          204        25,388        5,345        1,775        70,488
                                                              -----------  ------------ ------------  -----------   -----------
TOTAL NET ASSETS............................................  $38,646,630  $126,970,274 $158,814,000  $31,005,969   $56,897,928
                                                              ===========  ============ ============  ===========   ===========

Investments in shares of the Portfolios, at cost............  $38,860,167  $ 88,483,259 $170,696,551  $31,180,903   $59,400,447

                                                                EQ/SMALL
                                                             COMPANY INDEX*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $85,944,414
Receivable for shares of the Portfolios sold................       74,409
Receivable for policy-related transactions..................           --
                                                              -----------
   Total assets.............................................   86,018,823
                                                              -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --
Payable for policy-related transactions.....................       74,409
                                                              -----------
   Total liabilities........................................       74,409
                                                              -----------
NET ASSETS..................................................  $85,944,414
                                                              ===========

NET ASSETS:
Accumulation unit values....................................  $85,915,690
Accumulation nonunitized....................................           --
Retained by AXA Equitable in Separate Account FP............       28,724
                                                              -----------
TOTAL NET ASSETS............................................  $85,944,414
                                                              ===========

Investments in shares of the Portfolios, at cost............  $80,194,742

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                              EQ/T. ROWE    EQ/UBS    FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                             PRICE GROWTH  GROWTH &      MANAGER: GROWTH     CONTRAFUND(R)
                                                                STOCK*     INCOME*          PORTFOLIO          PORTFOLIO
                                                             ------------ ----------- --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $78,429,475  $11,384,085      $1,383,923         $85,579,130
Receivable for shares of the Portfolios sold................      28,266          190              --           1,281,639
Receivable for policy-related transactions..................          --           --             100                  --
                                                             -----------  -----------      ----------         -----------
   Total assets.............................................  78,457,741   11,384,275       1,384,023          86,860,769
                                                             -----------  -----------      ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --             100                  --
Payable for policy-related transactions.....................      28,266          190              --           1,281,639
                                                             -----------  -----------      ----------         -----------
   Total liabilities........................................      28,266          190             100           1,281,639
                                                             -----------  -----------      ----------         -----------
NET ASSETS.................................................. $78,429,475  $11,384,085      $1,383,923         $85,579,130
                                                             ===========  ===========      ==========         ===========

NET ASSETS:
Accumulation unit values.................................... $78,303,977  $11,383,983      $1,383,103         $85,572,361
Retained by AXA Equitable in Separate Account FP............     125,498          102             820               6,769
                                                             -----------  -----------      ----------         -----------
TOTAL NET ASSETS............................................ $78,429,475  $11,384,085      $1,383,923         $85,579,130
                                                             ===========  ===========      ==========         ===========

Investments in shares of the Portfolios, at cost............ $63,686,943  $10,864,613      $1,303,133         $85,601,896

                                                                             FIDELITY(R) VIP
                                                             FIDELITY(R) VIP   GOVERNMENT
                                                              EQUITY-INCOME   MONEY MARKET
                                                                PORTFOLIO       PORTFOLIO
                                                             --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $1,584,908      $1,332,260
Receivable for shares of the Portfolios sold................           --              --
Receivable for policy-related transactions..................           --          13,592
                                                               ----------      ----------
   Total assets.............................................    1,584,908       1,345,852
                                                               ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          13,592
Payable for policy-related transactions.....................           --              --
                                                               ----------      ----------
   Total liabilities........................................           --          13,592
                                                               ----------      ----------
NET ASSETS..................................................   $1,584,908      $1,332,260
                                                               ==========      ==========

NET ASSETS:
Accumulation unit values....................................   $1,579,540      $1,332,168
Retained by AXA Equitable in Separate Account FP............        5,368              92
                                                               ----------      ----------
TOTAL NET ASSETS............................................   $1,584,908      $1,332,260
                                                               ==========      ==========

Investments in shares of the Portfolios, at cost............   $1,574,030      $1,332,260

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             FIDELITY(R) VIP FIDELITY(R) FIDELITY(R) VIP
                                                                GROWTH &      VIP HIGH     INVESTMENT    FIDELITY(R) VIP
                                                                 INCOME        INCOME      GRADE BOND        MID CAP
                                                                PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                             --------------- ----------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $8,609,795    $3,626,080    $9,201,900      $24,022,690
Receivable for shares of the Portfolios sold................           --        27,330        60,022          208,560
Receivable for policy-related transactions..................        5,837            --            --               --
                                                               ----------    ----------    ----------      -----------
   Total assets.............................................    8,615,632     3,653,410     9,261,922       24,231,250
                                                               ----------    ----------    ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        5,837            --            --               --
Payable for policy-related transactions.....................           --        27,330        60,022          208,560
                                                               ----------    ----------    ----------      -----------
   Total liabilities........................................        5,837        27,330        60,022          208,560
                                                               ----------    ----------    ----------      -----------
NET ASSETS..................................................   $8,609,795    $3,626,080    $9,201,900      $24,022,690
                                                               ==========    ==========    ==========      ===========

NET ASSETS:
Accumulation unit values....................................   $8,609,198    $3,625,936    $9,201,034      $24,005,879
Retained by AXA Equitable in Separate Account FP............          597           144           866           16,811
                                                               ----------    ----------    ----------      -----------
TOTAL NET ASSETS............................................   $8,609,795    $3,626,080    $9,201,900      $24,022,690
                                                               ==========    ==========    ==========      ===========

Investments in shares of the Portfolios, at cost............   $8,174,333    $3,743,935    $9,393,884      $23,726,141

                                                             FIDELITY(R) FIDELITY(R) VIP
                                                              VIP VALUE  VALUE STRATEGIES
                                                              PORTFOLIO     PORTFOLIO
                                                             ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $748,017       $334,423
Receivable for shares of the Portfolios sold................    14,100            514
Receivable for policy-related transactions..................        --             --
                                                              --------       --------
   Total assets.............................................   762,117        334,937
                                                              --------       --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --             --
Payable for policy-related transactions.....................    14,100            514
                                                              --------       --------
   Total liabilities........................................    14,100            514
                                                              --------       --------
NET ASSETS..................................................  $748,017       $334,423
                                                              ========       ========

NET ASSETS:
Accumulation unit values....................................  $732,441       $334,178
Retained by AXA Equitable in Separate Account FP............    15,576            245
                                                              --------       --------
TOTAL NET ASSETS............................................  $748,017       $334,423
                                                              ========       ========

Investments in shares of the Portfolios, at cost............  $725,390       $291,102

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                               FRANKLIN        FRANKLIN        FRANKLIN         FRANKLIN
                                                             MUTUAL SHARES RISING DIVIDENDS SMALL CAP VALUE STRATEGIC INCOME
                                                               VIP FUND        VIP FUND        VIP FUND         VIP FUND
                                                             ------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $10,494,998    $54,020,212      $11,116,532     $30,796,604
Receivable for shares of the Portfolios sold................      117,684             --            7,402              --
Receivable for policy-related transactions..................           --          6,215               --          20,952
                                                              -----------    -----------      -----------     -----------
   Total assets.............................................   10,612,682     54,026,427       11,123,934      30,817,556
                                                              -----------    -----------      -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          6,215               --          20,952
Payable for policy-related transactions.....................      117,684             --            7,402              --
                                                              -----------    -----------      -----------     -----------
   Total liabilities........................................      117,684          6,215            7,402          20,952
                                                              -----------    -----------      -----------     -----------
NET ASSETS..................................................  $10,494,998    $54,020,212      $11,116,532     $30,796,604
                                                              ===========    ===========      ===========     ===========

NET ASSETS:
Accumulation unit values....................................  $10,494,872    $54,019,383      $11,113,407     $30,794,656
Retained by AXA Equitable in Separate Account FP............          126            829            3,125           1,948
                                                              -----------    -----------      -----------     -----------
TOTAL NET ASSETS............................................  $10,494,998    $54,020,212      $11,116,532     $30,796,604
                                                              ===========    ===========      ===========     ===========

Investments in shares of the Portfolios, at cost............  $10,219,771    $55,306,199      $10,701,903     $33,067,085

                                                             GOLDMAN SACHS INVESCO V.I.
                                                                  VIT      DIVERSIFIED
                                                             MID CAP VALUE   DIVIDEND
                                                                 FUND          FUND
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $10,371,698  $13,211,286
Receivable for shares of the Portfolios sold................           --      122,342
Receivable for policy-related transactions..................        2,493           --
                                                              -----------  -----------
   Total assets.............................................   10,374,191   13,333,628
                                                              -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        2,493           --
Payable for policy-related transactions.....................           --      122,342
                                                              -----------  -----------
   Total liabilities........................................        2,493      122,342
                                                              -----------  -----------
NET ASSETS..................................................  $10,371,698  $13,211,286
                                                              ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $10,370,643  $13,211,276
Retained by AXA Equitable in Separate Account FP............        1,055           10
                                                              -----------  -----------
TOTAL NET ASSETS............................................  $10,371,698  $13,211,286
                                                              ===========  ===========

Investments in shares of the Portfolios, at cost............  $10,745,789  $12,480,049

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          INVESCO
                                                             INVESCO V.I. INVESCO V.I.  V.I. MID CAP INVESCO V.I.
                                                             GLOBAL REAL  INTERNATIONAL CORE EQUITY   SMALL CAP
                                                             ESTATE FUND   GROWTH FUND      FUND     EQUITY FUND
                                                             ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $35,066,702   $30,233,098   $3,381,715   $4,613,487
Receivable for shares of the Portfolios sold................      45,366       873,765       21,696           --
Receivable for policy-related transactions..................          --            --           --          385
                                                             -----------   -----------   ----------   ----------
   Total assets.............................................  35,112,068    31,106,863    3,403,411    4,613,872
                                                             -----------   -----------   ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --            --           --          385
Payable for policy-related transactions.....................      45,366       873,765       21,649           --
                                                             -----------   -----------   ----------   ----------
   Total liabilities........................................      45,366       873,765       21,649          385
                                                             -----------   -----------   ----------   ----------
NET ASSETS.................................................. $35,066,702   $30,233,098   $3,381,762   $4,613,487
                                                             ===========   ===========   ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $35,066,662   $30,233,069   $3,381,762   $4,613,362
Retained by AXA Equitable in Separate Account FP............          40            29           --          125
                                                             -----------   -----------   ----------   ----------
TOTAL NET ASSETS............................................ $35,066,702   $30,233,098   $3,381,762   $4,613,487
                                                             ===========   ===========   ==========   ==========

Investments in shares of the Portfolios, at cost............ $36,196,552   $31,466,400   $3,596,388   $5,105,194


                                                             IVY VIP DIVIDEND   IVY VIP
                                                              OPPORTUNITIES     ENERGY
                                                             ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $748,815     $19,853,005
Receivable for shares of the Portfolios sold................           --           6,469
Receivable for policy-related transactions..................        1,300              --
                                                                 --------     -----------
   Total assets.............................................      750,115      19,859,474
                                                                 --------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        1,300              --
Payable for policy-related transactions.....................           --           6,469
                                                                 --------     -----------
   Total liabilities........................................        1,300           6,469
                                                                 --------     -----------
NET ASSETS..................................................     $748,815     $19,853,005
                                                                 ========     ===========

NET ASSETS:
Accumulation unit values....................................     $743,953     $19,852,657
Retained by AXA Equitable in Separate Account FP............        4,862             348
                                                                 --------     -----------
TOTAL NET ASSETS............................................     $748,815     $19,853,005
                                                                 ========     ===========

Investments in shares of the Portfolios, at cost............     $755,634     $18,386,116

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                  LAZARD
                                                                                        IVY VIP    IVY VIP      RETIREMENT
                                                             IVY VIP HIGH IVY VIP MID SCIENCE AND SMALL CAP  EMERGING MARKETS
                                                                INCOME    CAP GROWTH  TECHNOLOGY   GROWTH    EQUITY PORTFOLIO
                                                             ------------ ----------- ----------- ---------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $28,761,379  $26,707,399 $22,549,860 $8,691,414   $47,515,489
Receivable for shares of the Portfolios sold................      10,630        3,360     364,307         --        53,295
Receivable for policy-related transactions..................          --           --          --      4,283            --
                                                             -----------  ----------- ----------- ----------   -----------
   Total assets.............................................  28,772,009   26,710,759  22,914,167  8,695,697    47,568,784
                                                             -----------  ----------- ----------- ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --          --      4,283            --
Payable for policy-related transactions.....................      10,627        3,360     364,307         --        53,295
                                                             -----------  ----------- ----------- ----------   -----------
   Total liabilities........................................      10,627        3,360     364,307      4,283        53,295
                                                             -----------  ----------- ----------- ----------   -----------
NET ASSETS.................................................. $28,761,382  $26,707,399 $22,549,860 $8,691,414   $47,515,489
                                                             ===========  =========== =========== ==========   ===========

NET ASSETS:
Accumulation unit values.................................... $28,761,382  $26,702,984 $22,548,763 $8,691,373   $47,503,041
Retained by AXA Equitable in Separate Account FP............          --        4,415       1,097         41        12,448
                                                             -----------  ----------- ----------- ----------   -----------
TOTAL NET ASSETS............................................ $28,761,382  $26,707,399 $22,549,860 $8,691,414   $47,515,489
                                                             ===========  =========== =========== ==========   ===========

Investments in shares of the Portfolios, at cost............ $28,830,462  $27,991,136 $23,720,011 $9,462,946   $49,552,015


                                                             MFS(R) INTERNATIONAL
                                                               VALUE PORTFOLIO
                                                             --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $77,174,025
Receivable for shares of the Portfolios sold................         315,532
Receivable for policy-related transactions..................              --
                                                                 -----------
   Total assets.............................................      77,489,557
                                                                 -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --
Payable for policy-related transactions.....................         315,527
                                                                 -----------
   Total liabilities........................................         315,527
                                                                 -----------
NET ASSETS..................................................     $77,174,030
                                                                 ===========

NET ASSETS:
Accumulation unit values....................................     $77,174,030
Retained by AXA Equitable in Separate Account FP............              --
                                                                 -----------
TOTAL NET ASSETS............................................     $77,174,030
                                                                 ===========

Investments in shares of the Portfolios, at cost............     $75,224,029

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                             MFS(R)
                                                                          MASSACHUSETTS
                                                                MFS(R)      INVESTORS                    MULTIMANAGER
                                                              INVESTORS   GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE
                                                             TRUST SERIES   PORTFOLIO        SERIES        EQUITY*
                                                             ------------ ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,617,579   $3,765,152      $2,554,958    $377,430,148
Receivable for shares of the Portfolios sold................       3,733        3,976          23,501          91,634
                                                              ----------   ----------      ----------    ------------
   Total assets.............................................   2,621,312    3,769,128       2,578,459     377,521,782
                                                              ----------   ----------      ----------    ------------

LIABILITIES:
Payable for policy-related transactions.....................       3,733        3,976          23,501         122,838
                                                              ----------   ----------      ----------    ------------
   Total liabilities........................................       3,733        3,976          23,501         122,838
                                                              ----------   ----------      ----------    ------------
NET ASSETS..................................................  $2,617,579   $3,765,152      $2,554,958    $377,398,944
                                                              ==========   ==========      ==========    ============

NET ASSETS:
Accumulation unit values....................................  $2,617,573   $3,764,986      $2,554,937    $376,732,332
Accumulation nonunitized....................................          --           --              --         596,060
Retained by AXA Equitable in Separate Account FP............           6          166              21          70,552
                                                              ----------   ----------      ----------    ------------
TOTAL NET ASSETS............................................  $2,617,579   $3,765,152      $2,554,958    $377,398,944
                                                              ==========   ==========      ==========    ============

Investments in shares of the Portfolios, at cost............  $2,767,418   $4,076,769      $2,755,114    $202,093,369



                                                             MULTIMANAGER  MULTIMANAGER
                                                              CORE BOND*  MID CAP GROWTH*
                                                             ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $69,713,882    $29,788,852
Receivable for shares of the Portfolios sold................      11,957            447
                                                             -----------    -----------
   Total assets.............................................  69,725,839     29,789,299
                                                             -----------    -----------

LIABILITIES:
Payable for policy-related transactions.....................      11,957            447
                                                             -----------    -----------
   Total liabilities........................................      11,957            447
                                                             -----------    -----------
NET ASSETS.................................................. $69,713,882    $29,788,852
                                                             ===========    ===========

NET ASSETS:
Accumulation unit values.................................... $69,699,096    $29,689,353
Accumulation nonunitized....................................          --             --
Retained by AXA Equitable in Separate Account FP............      14,786         99,499
                                                             -----------    -----------
TOTAL NET ASSETS............................................ $69,713,882    $29,788,852
                                                             ===========    ===========

Investments in shares of the Portfolios, at cost............ $73,084,095    $31,350,249

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          NATURAL           PIMCO
                                                              MULTIMANAGER  MULTIMANAGER RESOURCES  COMMODITYREALRETURN(R)
                                                             MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    STRATEGY PORTFOLIO
                                                             -------------- ------------ ---------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $47,451,235   $90,939,186  $3,923,715      $ 9,589,174
Receivable for shares of the Portfolios sold................      160,734            --     130,154            2,830
Receivable for policy-related transactions..................           --       182,015          --               --
                                                              -----------   -----------  ----------      -----------
   Total assets.............................................   47,611,969    91,121,201   4,053,869        9,592,004
                                                              -----------   -----------  ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --       195,544          --               --
Payable for policy-related transactions.....................      160,734            --     130,154            2,830
                                                              -----------   -----------  ----------      -----------
   Total liabilities........................................      160,734       195,544     130,154            2,830
                                                              -----------   -----------  ----------      -----------
NET ASSETS..................................................  $47,451,235   $90,925,657  $3,923,715      $ 9,589,174
                                                              ===========   ===========  ==========      ===========

NET ASSETS:
Accumulation unit values....................................  $47,222,868   $90,864,317  $3,923,693      $ 9,579,883
Retained by AXA Equitable in Separate Account FP............      228,367        61,340          22            9,291
                                                              -----------   -----------  ----------      -----------
TOTAL NET ASSETS............................................  $47,451,235   $90,925,657  $3,923,715      $ 9,589,174
                                                              ===========   ===========  ==========      ===========

Investments in shares of the Portfolios, at cost............  $29,140,272   $68,998,138  $3,350,150      $12,501,564

                                                                PIMCO       PIMCO
                                                             REAL RETURN TOTAL RETURN
                                                              PORTFOLIO   PORTFOLIO
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $24,192,973 $62,103,543
Receivable for shares of the Portfolios sold................          --     315,862
Receivable for policy-related transactions..................      93,516          --
                                                             ----------- -----------
   Total assets.............................................  24,286,489  62,419,405
                                                             ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      93,516          --
Payable for policy-related transactions.....................          --     315,862
                                                             ----------- -----------
   Total liabilities........................................      93,516     315,862
                                                             ----------- -----------
NET ASSETS.................................................. $24,192,973 $62,103,543
                                                             =========== ===========

NET ASSETS:
Accumulation unit values.................................... $24,188,698 $62,094,831
Retained by AXA Equitable in Separate Account FP............       4,275       8,712
                                                             ----------- -----------
TOTAL NET ASSETS............................................ $24,192,973 $62,103,543
                                                             =========== ===========

Investments in shares of the Portfolios, at cost............ $25,539,244 $64,914,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                            T. ROWE PRICE
                                                             T. ROWE PRICE     HEALTH
                                                             EQUITY INCOME    SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035
                                                             PORTFOLIO - II PORTFOLIO-II  ALLOCATION* ALLOCATION* ALLOCATION*
                                                             -------------- ------------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $12,645,602    $4,398,805    $288,352   $2,091,710  $1,343,498
Receivable for shares of the Portfolios sold................           --       207,495         452        4,771       7,265
Receivable for policy-related transactions..................        2,852            --          --           --          --
                                                              -----------    ----------    --------   ----------  ----------
   Total assets.............................................   12,648,454     4,606,300     288,804    2,096,481   1,350,763
                                                              -----------    ----------    --------   ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        2,852            --          --           --          --
Payable for policy-related transactions.....................           --       207,495         452        4,771       7,253
                                                              -----------    ----------    --------   ----------  ----------
   Total liabilities........................................        2,852       207,495         452        4,771       7,253
                                                              -----------    ----------    --------   ----------  ----------
NET ASSETS..................................................  $12,645,602    $4,398,805    $288,352   $2,091,710  $1,343,510
                                                              ===========    ==========    ========   ==========  ==========

NET ASSETS:
Accumulation unit values....................................  $12,645,190    $4,395,166    $288,320   $2,091,673  $1,343,510
Retained by AXA Equitable in Separate Account FP............          412         3,639          32           37          --
                                                              -----------    ----------    --------   ----------  ----------
TOTAL NET ASSETS............................................  $12,645,602    $4,398,805    $288,352   $2,091,710  $1,343,510
                                                              ===========    ==========    ========   ==========  ==========

Investments in shares of the Portfolios, at cost............  $12,456,503    $4,795,434    $294,648   $2,066,556  $1,310,915


                                                             TARGET 2045
                                                             ALLOCATION*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $754,389
Receivable for shares of the Portfolios sold................     1,705
Receivable for policy-related transactions..................        --
                                                              --------
   Total assets.............................................   756,094
                                                              --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --
Payable for policy-related transactions.....................     1,705
                                                              --------
   Total liabilities........................................     1,705
                                                              --------
NET ASSETS..................................................  $754,389
                                                              ========

NET ASSETS:
Accumulation unit values....................................  $753,155
Retained by AXA Equitable in Separate Account FP............     1,234
                                                              --------
TOTAL NET ASSETS............................................  $754,389
                                                              ========

Investments in shares of the Portfolios, at cost............  $723,585

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         TEMPLETON    TEMPLETON               VANECK
                                                                         DEVELOPING    GLOBAL    TEMPLETON  VIP GLOBAL
                                                             TARGET 2055  MARKETS     BOND VIP   GROWTH VIP HARD ASSETS
                                                             ALLOCATION*  VIP FUND      FUND        FUND       FUND
                                                             ----------- ----------- ----------- ---------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $264,290   $ 9,563,400 $41,472,889 $4,576,794 $12,986,601
Receivable for shares of the Portfolios sold................        --           419      97,148         --      45,552
Receivable for policy-related transactions..................        --            --          --        432          --
                                                              --------   ----------- ----------- ---------- -----------
   Total assets.............................................   264,290     9,563,819  41,570,037  4,577,226  13,032,153
                                                              --------   ----------- ----------- ---------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --            --          --        432          --
Payable for policy-related transactions.....................        --           339      97,148         --      45,552
                                                              --------   ----------- ----------- ---------- -----------
   Total liabilities........................................        --           339      97,148        432      45,552
                                                              --------   ----------- ----------- ---------- -----------
NET ASSETS..................................................  $264,290   $ 9,563,480 $41,472,889 $4,576,794 $12,986,601
                                                              ========   =========== =========== ========== ===========

NET ASSETS:
Accumulation unit values....................................  $264,290   $ 9,563,480 $41,472,453 $4,575,014 $12,985,915
Retained by AXA Equitable in Separate Account FP............        --            --         436      1,780         686
                                                              --------   ----------- ----------- ---------- -----------
TOTAL NET ASSETS............................................  $264,290   $ 9,563,480 $41,472,889 $4,576,794 $12,986,601
                                                              ========   =========== =========== ========== ===========

Investments in shares of the Portfolios, at cost............  $264,315   $10,838,938 $44,874,584 $4,825,322 $13,082,861

                                                                  VANGUARD
                                                             VARIABLE INSURANCE
                                                             FUND - EQUITY INDEX
                                                                  PORTFOLIO
                                                             -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $7,254,068
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................            980
                                                                 ----------
   Total assets.............................................      7,255,048
                                                                 ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            980
Payable for policy-related transactions.....................             --
                                                                 ----------
   Total liabilities........................................            980
                                                                 ----------
NET ASSETS..................................................     $7,254,068
                                                                 ==========

NET ASSETS:
Accumulation unit values....................................     $7,242,924
Retained by AXA Equitable in Separate Account FP............         11,144
                                                                 ----------
TOTAL NET ASSETS............................................     $7,254,068
                                                                 ==========

Investments in shares of the Portfolios, at cost............     $6,287,806

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              PORTFOLIO
                                                               SHARE CLASS** SHARES HELD
                                                             --------------- -----------
1290 VT SOCIALLY RESPONSIBLE................................       A             28,820
1290 VT SOCIALLY RESPONSIBLE................................       B            197,136

ALL ASSET AGGRESSIVE-ALT 25.................................       B            451,950

ALL ASSET GROWTH-ALT 20.....................................       B          1,039,432

ALL ASSET MODERATE GROWTH-ALT 15............................       B            855,458

AMERICAN CENTURY VP MID CAP VALUE FUND......................    CLASS II      2,409,950

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................    CLASS 4         206,294

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........    CLASS 4         402,775

AXA 400 MANAGED VOLATILITY..................................       B            198,625

AXA 500 MANAGED VOLATILITY..................................       B            337,594

AXA 2000 MANAGED VOLATILITY.................................       B            164,187

AXA AGGRESSIVE ALLOCATION...................................       A          5,386,835
AXA AGGRESSIVE ALLOCATION...................................       B          7,582,295

AXA BALANCED STRATEGY.......................................       B          1,928,154

AXA CONSERVATIVE ALLOCATION.................................       A          2,448,848
AXA CONSERVATIVE ALLOCATION.................................       B            931,292

AXA CONSERVATIVE GROWTH STRATEGY............................       B            452,252

AXA CONSERVATIVE STRATEGY...................................       B            235,297

AXA CONSERVATIVE-PLUS ALLOCATION............................       A          1,817,562
AXA CONSERVATIVE-PLUS ALLOCATION............................       B          1,518,954

AXA GLOBAL EQUITY MANAGED VOLATILITY........................       A          1,827,234
AXA GLOBAL EQUITY MANAGED VOLATILITY........................       B          6,875,274

AXA GROWTH STRATEGY.........................................       B          3,055,456

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................       A          1,466,350
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................       B          4,942,980

AXA INTERNATIONAL MANAGED VOLATILITY........................       B            208,445

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................       A          1,355,685
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................       B          5,122,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................       A            431,848
AXA LARGE CAP CORE MANAGED VOLATILITY.......................       B          2,357,553

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................       A          1,477,449
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................       B          7,042,870

AXA LARGE CAP VALUE MANAGED VOLATILITY......................       A         15,684,251
AXA LARGE CAP VALUE MANAGED VOLATILITY......................       B          7,652,699

AXA MID CAP VALUE MANAGED VOLATILITY........................       A         11,371,138
AXA MID CAP VALUE MANAGED VOLATILITY........................       B            792,064

AXA MODERATE ALLOCATION.....................................       A         53,628,604
AXA MODERATE ALLOCATION.....................................       B         10,984,273

AXA MODERATE GROWTH STRATEGY................................       B          6,157,184

AXA MODERATE-PLUS ALLOCATION................................       A         17,013,696
AXA MODERATE-PLUS ALLOCATION................................       B         22,767,853

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              PORTFOLIO
                                                               SHARE CLASS** SHARES HELD
                                                             --------------- -----------
AXA SMARTBETA EQUITY........................................        B            16,235

AXA/AB SMALL CAP GROWTH.....................................        A         7,203,648
AXA/AB SMALL CAP GROWTH.....................................        B         3,710,821

AXA/CLEARBRIDGE LARGE CAP GROWTH............................        A         1,006,063
AXA/CLEARBRIDGE LARGE CAP GROWTH............................        B         5,954,186

AXA/JANUS ENTERPRISE........................................        A         1,088,240
AXA/JANUS ENTERPRISE........................................        B         1,336,083

AXA/LOOMIS SAYLES GROWTH....................................        A         1,685,009
AXA/LOOMIS SAYLES GROWTH....................................        B         2,750,034

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................    CLASS III       332,672

CHARTER/SM/ MULTI-SECTOR BOND...............................        A        17,807,206
CHARTER/SM/ MULTI-SECTOR BOND...............................        B         4,195,318

CHARTER/SM/ SMALL CAP GROWTH................................        B           891,689

CHARTER/SM/ SMALL CAP VALUE.................................        A           831,551
CHARTER/SM/ SMALL CAP VALUE.................................        B         1,005,793

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................    CLASS II            268

EQ/BLACKROCK BASIC VALUE EQUITY.............................        A         1,731,250
EQ/BLACKROCK BASIC VALUE EQUITY.............................        B         7,403,019

EQ/BOSTON ADVISORS EQUITY INCOME............................        A           838,071
EQ/BOSTON ADVISORS EQUITY INCOME............................        B         2,629,033

EQ/CAPITAL GUARDIAN RESEARCH................................        A           613,052
EQ/CAPITAL GUARDIAN RESEARCH................................        B         4,064,804

EQ/COMMON STOCK INDEX.......................................        A        47,930,445
EQ/COMMON STOCK INDEX.......................................        B         6,857,213

EQ/CONVERTIBLE SECURITIES...................................        B               855

EQ/CORE BOND INDEX..........................................        A         2,891,747
EQ/CORE BOND INDEX..........................................        B         2,473,678

EQ/EQUITY 500 INDEX.........................................        A        14,565,143
EQ/EQUITY 500 INDEX.........................................        B         5,867,550

EQ/GAMCO MERGERS AND ACQUISITIONS...........................        A            57,615
EQ/GAMCO MERGERS AND ACQUISITIONS...........................        B         1,095,020

EQ/GAMCO SMALL COMPANY VALUE................................        A           104,322
EQ/GAMCO SMALL COMPANY VALUE................................        B         2,844,023

EQ/GLOBAL BOND PLUS.........................................        A           953,629
EQ/GLOBAL BOND PLUS.........................................        B         1,005,230

EQ/INTERMEDIATE GOVERNMENT BOND.............................        A         6,869,622
EQ/INTERMEDIATE GOVERNMENT BOND.............................        B         2,058,034

EQ/INTERNATIONAL EQUITY INDEX...............................        A        26,417,497
EQ/INTERNATIONAL EQUITY INDEX...............................        B         6,261,483

EQ/INVESCO COMSTOCK.........................................        A           687,221
EQ/INVESCO COMSTOCK.........................................        B           808,660

EQ/JPMORGAN VALUE OPPORTUNITIES.............................        A           190,393
EQ/JPMORGAN VALUE OPPORTUNITIES.............................        B         1,848,121

EQ/LARGE CAP GROWTH INDEX...................................        A         1,405,290
EQ/LARGE CAP GROWTH INDEX...................................        B         9,904,682

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              PORTFOLIO
                                                               SHARE CLASS** SHARES HELD
                                                             --------------- -----------
EQ/LARGE CAP VALUE INDEX....................................        A          1,468,699
EQ/LARGE CAP VALUE INDEX....................................        B          1,415,688

EQ/MFS INTERNATIONAL GROWTH.................................        B          5,869,631

EQ/MID CAP INDEX............................................        A          2,219,543
EQ/MID CAP INDEX............................................        B          6,542,390

EQ/MONEY MARKET.............................................        A        124,650,305
EQ/MONEY MARKET.............................................        B         45,983,643

EQ/PIMCO ULTRA SHORT BOND...................................        A          1,445,671
EQ/PIMCO ULTRA SHORT BOND...................................        B          1,694,060

EQ/QUALITY BOND PLUS........................................        A          4,294,223
EQ/QUALITY BOND PLUS........................................        B          2,438,667

EQ/SMALL COMPANY INDEX......................................        A          4,374,535
EQ/SMALL COMPANY INDEX......................................        B          3,191,656

EQ/T. ROWE PRICE GROWTH STOCK...............................        A            148,044
EQ/T. ROWE PRICE GROWTH STOCK...............................        B          1,914,282

EQ/UBS GROWTH & INCOME......................................        B          1,277,275

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............. SERVICE CLASS 2      74,485

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2   2,637,261

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2      73,854

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO........... SERVICE CLASS 2   1,332,260

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO................... SERVICE CLASS 2     436,160

FIDELITY(R) VIP HIGH INCOME PORTFOLIO....................... SERVICE CLASS 2     697,323

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............. SERVICE CLASS 2     745,697

FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2     727,299

FIDELITY(R) VIP VALUE PORTFOLIO............................. SERVICE CLASS 2      51,410

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.................. SERVICE CLASS 2      21,086

FRANKLIN MUTUAL SHARES VIP FUND.............................     CLASS 2         522,659

FRANKLIN RISING DIVIDENDS VIP FUND..........................     CLASS 2       2,170,358

FRANKLIN SMALL CAP VALUE VIP FUND...........................     CLASS 2         574,201

FRANKLIN STRATEGIC INCOME VIP FUND..........................     CLASS 2       2,894,418

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES      638,258

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II        503,671

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      2,234,971

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II        931,970

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II        268,177

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II        262,428

IVY VIP DIVIDEND OPPORTUNITIES..............................  COMMON SHARES       96,167

IVY VIP ENERGY..............................................  COMMON SHARES    2,931,415

IVY VIP HIGH INCOME.........................................  COMMON SHARES    7,971,778

IVY VIP MID CAP GROWTH......................................  COMMON SHARES    2,829,863

IVY VIP SCIENCE AND TECHNOLOGY..............................  COMMON SHARES    1,009,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                   PORTFOLIO
                                                                 SHARE CLASS**    SHARES HELD
                                                             -------------------- -----------
IVY VIP SMALL CAP GROWTH....................................    COMMON SHARES        897,178

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........    SERVICE SHARES     2,531,459

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................    SERVICE CLASS      3,471,616

MFS(R) INVESTORS TRUST SERIES...............................    SERVICE CLASS        103,543

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......    SERVICE CLASS        247,545

MFS(R) UTILITIES SERIES.....................................    SERVICE CLASS         96,889

MULTIMANAGER AGGRESSIVE EQUITY..............................          A            7,457,405
MULTIMANAGER AGGRESSIVE EQUITY..............................          B              546,110

MULTIMANAGER CORE BOND......................................          A            2,091,951
MULTIMANAGER CORE BOND......................................          B            5,027,129

MULTIMANAGER MID CAP GROWTH.................................          A            1,185,247
MULTIMANAGER MID CAP GROWTH.................................          B            2,284,890

MULTIMANAGER MID CAP VALUE..................................          A              677,614
MULTIMANAGER MID CAP VALUE..................................          B            2,404,066

MULTIMANAGER TECHNOLOGY.....................................          A              816,404
MULTIMANAGER TECHNOLOGY.....................................          B            3,658,723

NATURAL RESOURCES PORTFOLIO.................................       CLASS II          149,760

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............    ADVISOR CLASS      1,206,185

PIMCO REAL RETURN PORTFOLIO.................................    ADVISOR CLASS      1,971,717

PIMCO TOTAL RETURN PORTFOLIO................................    ADVISOR CLASS      5,836,799

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................       CLASS II          447,632

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................       CLASS II          131,780

TARGET 2015 ALLOCATION......................................          B               33,352
TARGET 2025 ALLOCATION......................................          B              209,720
TARGET 2035 ALLOCATION......................................          B              131,915
TARGET 2045 ALLOCATION......................................          B               74,692
TARGET 2055 ALLOCATION......................................          B               28,232

TEMPLETON DEVELOPING MARKETS VIP FUND.......................       CLASS 2         1,299,375

TEMPLETON GLOBAL BOND VIP FUND..............................       CLASS 2         2,552,178

TEMPLETON GROWTH VIP FUND...................................       CLASS 2           334,073

VANECK VIP GLOBAL HARD ASSETS FUND..........................    CLASS S SHARES       556,648

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO... INVESTOR SHARE CLASS    203,594

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE................................  0.00%         A          $284.69         1
1290 VT SOCIALLY RESPONSIBLE................................  0.00%         B          $178.36         5
1290 VT SOCIALLY RESPONSIBLE................................  0.60%         B          $160.64         9
1290 VT SOCIALLY RESPONSIBLE................................  0.80%         B          $155.11        --

ALL ASSET AGGRESSIVE-ALT 25.................................  0.00%         B          $ 10.39         1
ALL ASSET AGGRESSIVE-ALT 25.................................  0.00%         B          $117.06        39
ALL ASSET AGGRESSIVE-ALT 25.................................  0.60%         B          $114.52         7
ALL ASSET AGGRESSIVE-ALT 25.................................  0.90%         B          $113.27         1

ALL ASSET GROWTH-ALT 20.....................................  0.00%         B          $ 10.37        21
ALL ASSET GROWTH-ALT 20.....................................  0.00%         B          $143.62       100
ALL ASSET GROWTH-ALT 20.....................................  0.60%         B          $137.95        35
ALL ASSET GROWTH-ALT 20.....................................  0.80%         B          $136.10        --
ALL ASSET GROWTH-ALT 20.....................................  0.90%         B          $135.19         2

ALL ASSET MODERATE GROWTH-ALT 15............................  0.00%         B          $ 10.34       116
ALL ASSET MODERATE GROWTH-ALT 15............................  0.00%         B          $112.39        69
ALL ASSET MODERATE GROWTH-ALT 15............................  0.60%         B          $109.95         5
ALL ASSET MODERATE GROWTH-ALT 15............................  0.80%         B          $109.14        --
ALL ASSET MODERATE GROWTH-ALT 15............................  0.90%         B          $108.74        --

AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.00%      CLASS II      $ 22.43       127
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.00%      CLASS II      $224.30       115
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.60%      CLASS II      $215.45        98
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.80%      CLASS II      $212.57        --
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.90%      CLASS II      $211.14         5

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.00%      CLASS 4       $ 11.68        12
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.00%      CLASS 4       $116.81        26
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.60%      CLASS 4       $114.28         8
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.80%      CLASS 4       $113.44        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.90%      CLASS 4       $113.02         1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.00%      CLASS 4       $  9.97       103
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.00%      CLASS 4       $ 99.69        46
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.60%      CLASS 4       $ 97.53        20
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.80%      CLASS 4       $ 96.81        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.90%      CLASS 4       $ 96.46         3

AXA 400 MANAGED VOLATILITY..................................  0.00%         B          $189.88        12
AXA 400 MANAGED VOLATILITY..................................  0.60%         B          $182.39        11
AXA 400 MANAGED VOLATILITY..................................  0.80%         B          $179.95        --
AXA 400 MANAGED VOLATILITY..................................  0.90%         B          $178.74        --

AXA 500 MANAGED VOLATILITY..................................  0.00%         B          $188.80        20
AXA 500 MANAGED VOLATILITY..................................  0.60%         B          $181.35        16
AXA 500 MANAGED VOLATILITY..................................  0.80%         B          $178.92        --
AXA 500 MANAGED VOLATILITY..................................  0.90%         B          $177.72         1

AXA 2000 MANAGED VOLATILITY.................................  0.00%         B          $178.58        11
AXA 2000 MANAGED VOLATILITY.................................  0.60%         B          $171.53         7
AXA 2000 MANAGED VOLATILITY.................................  0.80%         B          $169.23        --
AXA 2000 MANAGED VOLATILITY.................................  0.90%         B          $168.09        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION...................................  0.00%          A         $ 22.25        42
AXA AGGRESSIVE ALLOCATION...................................  0.00%          A         $133.47        --
AXA AGGRESSIVE ALLOCATION...................................  0.00%          A         $221.08       128
AXA AGGRESSIVE ALLOCATION...................................  0.60%          A         $204.14       128
AXA AGGRESSIVE ALLOCATION...................................  0.80%          A         $198.76         1
AXA AGGRESSIVE ALLOCATION...................................  0.90%          A         $196.13         7
AXA AGGRESSIVE ALLOCATION...................................  0.00%          B         $216.58       323
AXA AGGRESSIVE ALLOCATION...................................  0.60%          B         $199.98        50

AXA BALANCED STRATEGY.......................................  0.00%          B         $148.21       188

AXA CONSERVATIVE ALLOCATION.................................  0.00%          A         $ 14.31       127
AXA CONSERVATIVE ALLOCATION.................................  0.00%          A         $128.39         5
AXA CONSERVATIVE ALLOCATION.................................  0.00%          A         $157.07        42
AXA CONSERVATIVE ALLOCATION.................................  0.60%          A         $145.04        78
AXA CONSERVATIVE ALLOCATION.................................  0.80%          A         $141.22        --
AXA CONSERVATIVE ALLOCATION.................................  0.90%          A         $139.35        18
AXA CONSERVATIVE ALLOCATION.................................  0.00%          B         $153.87        42
AXA CONSERVATIVE ALLOCATION.................................  0.60%          B         $142.08        16

AXA CONSERVATIVE GROWTH STRATEGY............................  0.00%          B         $140.38        44

AXA CONSERVATIVE STRATEGY...................................  0.00%          B         $125.12        22

AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          A         $ 16.32        48
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          A         $131.18        --
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          A         $172.69        39
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.60%          A         $159.46        57
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.80%          A         $155.26         1
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.90%          A         $153.21         3
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          B         $169.18        66
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.60%          B         $156.22        21

AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          A         $ 22.89        16
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          A         $323.82         1
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          A         $521.38        51
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          B         $279.54       105
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.60%          B         $248.79       254
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.60%          B         $337.32        14
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.80%          B         $239.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.90%          B         $234.65        23

AXA GROWTH STRATEGY.........................................  0.00%          B         $165.21       304

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.00%          A         $220.34        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.60%          A         $158.30         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.00%          B         $142.79       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.60%          B         $128.23       190
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.80%          B         $124.20        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.90%          B         $121.68        18

AXA INTERNATIONAL MANAGED VOLATILITY........................  0.00%          B         $113.55        17
AXA INTERNATIONAL MANAGED VOLATILITY........................  0.60%          B         $109.07         4
AXA INTERNATIONAL MANAGED VOLATILITY........................  0.80%          B         $107.61        --
AXA INTERNATIONAL MANAGED VOLATILITY........................  0.90%          B         $106.89        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          A         $ 15.87        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          A         $170.11         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          A         $216.61        67
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.60%          A         $153.78         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          B         $158.35       123
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.60%          B         $153.82         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.60%          B         $157.06       222
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.80%          B         $137.73         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.90%          B         $148.54        25

AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.00%          A         $ 26.02         6
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.00%          A         $291.96        14
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.60%          A         $203.50        --
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.00%          B         $188.00        80
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.60%          B         $169.13        45
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.80%          B         $163.25        --
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.90%          B         $160.38         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          A         $ 27.91        10
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          A         $273.13         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          A         $359.50       106
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.60%          A         $222.08        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          B         $343.12       103
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.60%          B         $175.14        49
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.60%          B         $304.82       447
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.80%          B         $292.97         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.90%          B         $287.23        32

AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $ 24.60         8
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $207.73         1
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $211.75       106
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $280.36       223
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          A         $193.51        13
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          A         $220.92       682
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.80%          A         $184.18        17
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.90%          A         $208.95       114
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          B         $209.01        88
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          B         $187.27         7
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          B         $218.06       502
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.90%          B         $206.24        --

AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $ 31.16        25
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $276.82         1
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $357.86        26
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $384.44       119
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.60%          A         $266.03         5
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.60%          A         $308.82        27
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.60%          A         $317.91       375
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.80%          A         $305.56         3
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.90%          A         $299.57        30
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          B         $356.34        38

AXA MODERATE ALLOCATION.....................................  0.00%          A         $ 17.28       216
AXA MODERATE ALLOCATION.....................................  0.00%          A         $130.00         6
AXA MODERATE ALLOCATION.....................................  0.00%          A         $372.16       217
AXA MODERATE ALLOCATION.....................................  0.60%          A         $797.10       735
AXA MODERATE ALLOCATION.....................................  0.80%          A         $256.33        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION.....................................  0.90%          A         $323.48        159
AXA MODERATE ALLOCATION.....................................  0.00%          B         $183.24        486
AXA MODERATE ALLOCATION.....................................  0.60%          B         $168.31        351

AXA MODERATE GROWTH STRATEGY................................  0.00%          B         $156.57        617

AXA MODERATE-PLUS ALLOCATION................................  0.00%          A         $ 19.70        298
AXA MODERATE-PLUS ALLOCATION................................  0.00%          A         $133.37          3
AXA MODERATE-PLUS ALLOCATION................................  0.00%          A         $207.81        433
AXA MODERATE-PLUS ALLOCATION................................  0.60%          A         $191.89        383
AXA MODERATE-PLUS ALLOCATION................................  0.80%          A         $186.83          3
AXA MODERATE-PLUS ALLOCATION................................  0.90%          A         $184.35         53
AXA MODERATE-PLUS ALLOCATION................................  0.00%          B         $203.57      1,017
AXA MODERATE-PLUS ALLOCATION................................  0.60%          B         $187.97        181

AXA SMARTBETA EQUITY........................................  0.00%          B         $ 10.36         13
AXA SMARTBETA EQUITY........................................  0.00%          B         $103.57         --
AXA SMARTBETA EQUITY........................................  0.60%          B         $103.17         --

AXA/AB SMALL CAP GROWTH.....................................  0.00%          A         $ 34.25         65
AXA/AB SMALL CAP GROWTH.....................................  0.00%          A         $450.34         78
AXA/AB SMALL CAP GROWTH.....................................  0.60%          A         $400.06        206
AXA/AB SMALL CAP GROWTH.....................................  0.80%          A         $384.51          3
AXA/AB SMALL CAP GROWTH.....................................  0.90%          A         $376.97         25
AXA/AB SMALL CAP GROWTH.....................................  0.00%          B         $369.65         33
AXA/AB SMALL CAP GROWTH.....................................  0.60%          B         $296.48        171

AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          A         $ 28.35         99
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          A         $266.87         --
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          A         $376.24         21
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          B         $215.27        149
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.60%          B         $187.93        150
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.80%          B         $187.28          1
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.90%          B         $184.04         10

AXA/JANUS ENTERPRISE........................................  0.00%          A         $157.68         41
AXA/JANUS ENTERPRISE........................................  0.60%          A         $148.74         67
AXA/JANUS ENTERPRISE........................................  0.80%          A         $145.86          1
AXA/JANUS ENTERPRISE........................................  0.90%          A         $144.44          4
AXA/JANUS ENTERPRISE........................................  0.00%          B         $228.20         70
AXA/JANUS ENTERPRISE........................................  0.60%          B         $146.99         32

AXA/LOOMIS SAYLES GROWTH....................................  0.00%          A         $ 19.77         30
AXA/LOOMIS SAYLES GROWTH....................................  0.00%          A         $210.78          8
AXA/LOOMIS SAYLES GROWTH....................................  0.60%          A         $198.83         40
AXA/LOOMIS SAYLES GROWTH....................................  0.80%          A         $194.99         --
AXA/LOOMIS SAYLES GROWTH....................................  0.90%          A         $193.09          3
AXA/LOOMIS SAYLES GROWTH....................................  0.00%          B         $257.40         55
AXA/LOOMIS SAYLES GROWTH....................................  0.60%          B         $196.56         20

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................  0.00%      CLASS III     $ 13.56        154
BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................  0.00%      CLASS III     $135.56         17

CHARTER/SM/ MULTI-SECTOR BOND...............................  0.00%          A         $ 14.41         35
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.00%          A         $234.53         94
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.60%          A         $391.20        101
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.80%          A         $154.33          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.90%         A         $  229.34       19
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.00%         B         $  141.87       42
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.60%         B         $  110.17       90

CHARTER/SM/ SMALL CAP GROWTH................................  0.00%         B         $  132.89        1
CHARTER/SM/ SMALL CAP GROWTH................................  0.00%         B         $  194.86       41
CHARTER/SM/ SMALL CAP GROWTH................................  0.60%         B         $  125.41       20
CHARTER/SM/ SMALL CAP GROWTH................................  0.80%         B         $  123.00       --
CHARTER/SM/ SMALL CAP GROWTH................................  0.90%         B         $  121.81        1

CHARTER/SM/ SMALL CAP VALUE.................................  0.00%         A         $  302.56       41
CHARTER/SM/ SMALL CAP VALUE.................................  0.60%         A         $  279.39        5
CHARTER/SM/ SMALL CAP VALUE.................................  0.00%         B         $  317.38       18
CHARTER/SM/ SMALL CAP VALUE.................................  0.60%         B         $  278.62        2
CHARTER/SM/ SMALL CAP VALUE.................................  0.60%         B         $  286.16       33
CHARTER/SM/ SMALL CAP VALUE.................................  0.80%         B         $  276.05       --
CHARTER/SM/ SMALL CAP VALUE.................................  0.90%         B         $  270.65       --
CHARTER/SM/ SMALL CAP VALUE.................................  0.90%         B         $  271.27        2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................  0.00%      CLASS II     $   11.28       --

EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         A         $   27.78      145
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         A         $  259.53        3
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         A         $  362.37       93
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.60%         A         $  334.63        5
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         B         $  476.93      123
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.60%         B         $  277.09       24
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.60%         B         $  423.70      228
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.80%         B         $  407.24        2
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.90%         B         $  399.26       23

EQ/BOSTON ADVISORS EQUITY INCOME............................  0.00%         A         $  161.95        4
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.60%         A         $  152.77       26
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.80%         A         $  149.81       --
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.90%         A         $  148.36        1
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.00%         B         $  223.16       57
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.60%         B         $  150.98       16

EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         A         $   30.04       21
EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         A         $  260.22        2
EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         A         $  353.49       34
EQ/CAPITAL GUARDIAN RESEARCH................................  0.60%         A         $  222.92        3
EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         B         $  268.51       40
EQ/CAPITAL GUARDIAN RESEARCH................................  0.60%         B         $  241.91      308
EQ/CAPITAL GUARDIAN RESEARCH................................  0.80%         B         $  233.60        3
EQ/CAPITAL GUARDIAN RESEARCH................................  0.90%         B         $  229.56       26

EQ/COMMON STOCK INDEX.......................................  0.00%         A         $   28.95      152
EQ/COMMON STOCK INDEX.......................................  0.00%         A         $  597.19      360
EQ/COMMON STOCK INDEX.......................................  0.60%         A         $1,507.00      688
EQ/COMMON STOCK INDEX.......................................  0.80%         A         $  361.15       33
EQ/COMMON STOCK INDEX.......................................  0.90%         A         $  613.30      151
EQ/COMMON STOCK INDEX.......................................  0.00%         B         $  186.50      265
EQ/COMMON STOCK INDEX.......................................  0.60%         B         $  202.14      716

EQ/CONVERTIBLE SECURITIES...................................  0.00%         B         $   11.14       --
EQ/CONVERTIBLE SECURITIES...................................  0.00%         B         $  111.40       --
EQ/CONVERTIBLE SECURITIES...................................  0.60%         B         $  110.96       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
EQ/CORE BOND INDEX..........................................  0.00%          A         $135.35       120
EQ/CORE BOND INDEX..........................................  0.00%          A         $141.47         6
EQ/CORE BOND INDEX..........................................  0.60%          A         $132.57         4
EQ/CORE BOND INDEX..........................................  0.60%          A         $158.48        61
EQ/CORE BOND INDEX..........................................  0.80%          A         $125.33        --
EQ/CORE BOND INDEX..........................................  0.90%          A         $123.45         9
EQ/CORE BOND INDEX..........................................  0.00%          B         $140.63        92
EQ/CORE BOND INDEX..........................................  0.60%          B         $154.86        11
EQ/CORE BOND INDEX..........................................  0.60%          B         $157.54        62

EQ/EQUITY 500 INDEX.........................................  0.00%          A         $ 28.11       433
EQ/EQUITY 500 INDEX.........................................  0.00%          A         $676.05       307
EQ/EQUITY 500 INDEX.........................................  0.60%          A         $595.44       461
EQ/EQUITY 500 INDEX.........................................  0.80%          A         $400.55         9
EQ/EQUITY 500 INDEX.........................................  0.90%          A         $555.73        82
EQ/EQUITY 500 INDEX.........................................  0.00%          B         $204.61       602
EQ/EQUITY 500 INDEX.........................................  0.60%          B         $190.15       498

EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          A         $ 14.05        14
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          A         $140.45         4
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          B         $144.48        14
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          B         $180.20        37
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.60%          B         $136.29        36
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.80%          B         $133.65        --
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.90%          B         $132.35         5

EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          A         $ 21.58       165
EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          A         $215.78        12
EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          B         $247.87        15
EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          B         $379.49       273
EQ/GAMCO SMALL COMPANY VALUE................................  0.60%          B         $233.82       234
EQ/GAMCO SMALL COMPANY VALUE................................  0.80%          B         $229.30         1
EQ/GAMCO SMALL COMPANY VALUE................................  0.90%          B         $227.07        19

EQ/GLOBAL BOND PLUS.........................................  0.00%          A         $ 12.08        38
EQ/GLOBAL BOND PLUS.........................................  0.00%          A         $138.13        23
EQ/GLOBAL BOND PLUS.........................................  0.60%          A         $122.03        30
EQ/GLOBAL BOND PLUS.........................................  0.80%          A         $119.66        --
EQ/GLOBAL BOND PLUS.........................................  0.90%          A         $118.50         8
EQ/GLOBAL BOND PLUS.........................................  0.00%          B         $131.64        49
EQ/GLOBAL BOND PLUS.........................................  0.60%          B         $120.59        20

EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          A         $ 11.26        61
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          A         $234.93       203
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.60%          A         $251.82        75
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.80%          A         $177.78         1
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.90%          A         $201.07        14
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          B         $123.82         4
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          B         $168.70        30
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.60%          B         $151.68       101

EQ/INTERNATIONAL EQUITY INDEX...............................  0.00%          A         $ 16.48       211
EQ/INTERNATIONAL EQUITY INDEX...............................  0.00%          A         $190.81       216
EQ/INTERNATIONAL EQUITY INDEX...............................  0.60%          A         $167.40       958
EQ/INTERNATIONAL EQUITY INDEX...............................  0.80%          A         $135.77         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...............................  0.90%          A         $156.75         93
EQ/INTERNATIONAL EQUITY INDEX...............................  0.00%          B         $130.27        159
EQ/INTERNATIONAL EQUITY INDEX...............................  0.60%          B         $124.32        248
EQ/INTERNATIONAL EQUITY INDEX...............................  0.90%          B         $115.40         --

EQ/INVESCO COMSTOCK.........................................  0.00%          A         $ 11.40         12
EQ/INVESCO COMSTOCK.........................................  0.00%          A         $163.79         31
EQ/INVESCO COMSTOCK.........................................  0.60%          A         $154.50         30
EQ/INVESCO COMSTOCK.........................................  0.80%          A         $151.51         --
EQ/INVESCO COMSTOCK.........................................  0.90%          A         $150.04          7
EQ/INVESCO COMSTOCK.........................................  0.00%          B         $208.50         51
EQ/INVESCO COMSTOCK.........................................  0.60%          B         $152.62         14

EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          A         $ 30.94         25
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          A         $270.18         --
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          A         $351.95          7
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          B         $328.64         34
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.60%          B         $204.90          8
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.60%          B         $291.96         63
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.80%          B         $280.62          1
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.90%          B         $275.11          9

EQ/LARGE CAP GROWTH INDEX...................................  0.00%          A         $ 32.60         37
EQ/LARGE CAP GROWTH INDEX...................................  0.00%          A         $291.13          2
EQ/LARGE CAP GROWTH INDEX...................................  0.00%          A         $349.98         41
EQ/LARGE CAP GROWTH INDEX...................................  0.60%          A         $233.05          2
EQ/LARGE CAP GROWTH INDEX...................................  0.00%          B         $174.16        131
EQ/LARGE CAP GROWTH INDEX...................................  0.60%          B         $156.68        551
EQ/LARGE CAP GROWTH INDEX...................................  0.80%          B         $151.23          6
EQ/LARGE CAP GROWTH INDEX...................................  0.90%          B         $148.57         25

EQ/LARGE CAP VALUE INDEX....................................  0.00%          A         $105.57         42
EQ/LARGE CAP VALUE INDEX....................................  0.60%          A         $ 99.58         50
EQ/LARGE CAP VALUE INDEX....................................  0.80%          A         $ 97.66         --
EQ/LARGE CAP VALUE INDEX....................................  0.90%          A         $ 96.71         33
EQ/LARGE CAP VALUE INDEX....................................  0.00%          B         $121.61         81
EQ/LARGE CAP VALUE INDEX....................................  0.60%          B         $ 98.43         24

EQ/MFS INTERNATIONAL GROWTH.................................  0.00%          B         $117.90         69
EQ/MFS INTERNATIONAL GROWTH.................................  0.00%          B         $188.15         87
EQ/MFS INTERNATIONAL GROWTH.................................  0.60%          B         $111.22        106
EQ/MFS INTERNATIONAL GROWTH.................................  0.80%          B         $109.06         --
EQ/MFS INTERNATIONAL GROWTH.................................  0.90%          B         $108.00         21

EQ/MID CAP INDEX............................................  0.00%          A         $ 34.62         71
EQ/MID CAP INDEX............................................  0.00%          A         $267.71          2
EQ/MID CAP INDEX............................................  0.00%          A         $396.14         73
EQ/MID CAP INDEX............................................  0.60%          A         $271.64          3
EQ/MID CAP INDEX............................................  0.00%          B         $253.03        118
EQ/MID CAP INDEX............................................  0.60%          B         $229.34        265
EQ/MID CAP INDEX............................................  0.80%          B         $221.92          1
EQ/MID CAP INDEX............................................  0.90%          B         $218.30         16

EQ/MONEY MARKET.............................................  0.00%          A         $ 10.00         55
EQ/MONEY MARKET.............................................  0.00%          A         $ 10.04      1,070
EQ/MONEY MARKET.............................................  0.00%          A         $172.07        189

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
EQ/MONEY MARKET.............................................  0.60%          A         $241.47       270
EQ/MONEY MARKET.............................................  0.80%          A         $135.55         2
EQ/MONEY MARKET.............................................  0.90%          A         $149.57        23
EQ/MONEY MARKET.............................................  0.00%          B         $131.49       154
EQ/MONEY MARKET.............................................  0.60%          B         $123.68       206

EQ/PIMCO ULTRA SHORT BOND...................................  0.00%          A         $117.86        54
EQ/PIMCO ULTRA SHORT BOND...................................  0.60%          A         $101.21         3
EQ/PIMCO ULTRA SHORT BOND...................................  0.60%          A         $111.18        59
EQ/PIMCO ULTRA SHORT BOND...................................  0.80%          A         $109.03        --
EQ/PIMCO ULTRA SHORT BOND...................................  0.90%          A         $107.97         9
EQ/PIMCO ULTRA SHORT BOND...................................  0.00%          B         $120.78        97
EQ/PIMCO ULTRA SHORT BOND...................................  0.60%          B         $110.58        45

EQ/QUALITY BOND PLUS........................................  0.00%          A         $ 12.27        44
EQ/QUALITY BOND PLUS........................................  0.00%          A         $253.48        56
EQ/QUALITY BOND PLUS........................................  0.60%          A         $207.89        94
EQ/QUALITY BOND PLUS........................................  0.80%          A         $188.66         1
EQ/QUALITY BOND PLUS........................................  0.90%          A         $193.79         8
EQ/QUALITY BOND PLUS........................................  0.00%          B         $171.04        37
EQ/QUALITY BOND PLUS........................................  0.60%          B         $153.54        92

EQ/SMALL COMPANY INDEX......................................  0.00%          A         $ 30.53        63
EQ/SMALL COMPANY INDEX......................................  0.00%          A         $181.29         2
EQ/SMALL COMPANY INDEX......................................  0.00%          A         $452.86        54
EQ/SMALL COMPANY INDEX......................................  0.60%          A         $285.98         5
EQ/SMALL COMPANY INDEX......................................  0.60%          A         $368.89        52
EQ/SMALL COMPANY INDEX......................................  0.80%          A         $356.83        --
EQ/SMALL COMPANY INDEX......................................  0.90%          A         $351.94         6
EQ/SMALL COMPANY INDEX......................................  0.00%          B         $328.79        82
EQ/SMALL COMPANY INDEX......................................  0.60%          B         $321.06         1
EQ/SMALL COMPANY INDEX......................................  0.60%          B         $325.23        28
EQ/SMALL COMPANY INDEX......................................  0.90%          B         $307.60        --

EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          A         $ 33.09       163
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          A         $190.51        --
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          A         $190.90        --
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.60%          A         $179.91         1
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          B         $188.11        30
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          B         $223.60       126
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.60%          B         $177.65       206
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.80%          B         $174.27         1
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.90%          B         $172.61        12

EQ/UBS GROWTH & INCOME......................................  0.00%          B         $159.16         1
EQ/UBS GROWTH & INCOME......................................  0.00%          B         $228.79        23
EQ/UBS GROWTH & INCOME......................................  0.60%          B         $150.14        35
EQ/UBS GROWTH & INCOME......................................  0.80%          B         $147.23        --
EQ/UBS GROWTH & INCOME......................................  0.90%          B         $145.80         4

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 22.18         9
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.............  0.00%   SERVICE CLASS 2  $229.35         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 28.83       113
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $190.66       102
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $361.61        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.60%   SERVICE CLASS 2  $183.14       298
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.80%   SERVICE CLASS 2  $180.69        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.90%   SERVICE CLASS 2  $179.47         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 27.42        40
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $291.49         2

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO...........  0.00%   SERVICE CLASS 2  $ 10.03        66
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO...........  0.00%   SERVICE CLASS 2  $100.31         7

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 28.77        42
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.00%   SERVICE CLASS 2  $207.84        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.00%   SERVICE CLASS 2  $282.36         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.60%   SERVICE CLASS 2  $199.64        16
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.90%   SERVICE CLASS 2  $195.65         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 23.65        63
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $246.01         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 15.58       435
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.............  0.00%   SERVICE CLASS 2  $171.13        14

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.00%   SERVICE CLASS 2  $ 30.29        96
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.00%   SERVICE CLASS 2  $183.60        57
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.00%   SERVICE CLASS 2  $482.67         9
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.60%   SERVICE CLASS 2  $176.36        33
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.80%   SERVICE CLASS 2  $173.99        --
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.90%   SERVICE CLASS 2  $172.83         2

FIDELITY(R) VIP VALUE PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 32.87        11
FIDELITY(R) VIP VALUE PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $297.43         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO..................  0.00%   SERVICE CLASS 2  $ 35.18         2
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO..................  0.00%   SERVICE CLASS 2  $360.78         1

FRANKLIN MUTUAL SHARES VIP FUND.............................  0.00%       CLASS 2      $ 17.65        39
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.00%       CLASS 2      $176.51        37
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.60%       CLASS 2      $169.55        18
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.80%       CLASS 2      $167.28        --
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.90%       CLASS 2      $166.16         1

FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.00%       CLASS 2      $202.94       136
FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.60%       CLASS 2      $194.94       130
FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.80%       CLASS 2      $192.33        --
FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.90%       CLASS 2      $191.03         6

FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.00%       CLASS 2      $ 20.10       113
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.00%       CLASS 2      $201.04        21
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.60%       CLASS 2      $193.11        22
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.80%       CLASS 2      $190.52        --
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.90%       CLASS 2      $189.24         2

FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.00%       CLASS 2      $132.91       147
FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.60%       CLASS 2      $127.66        75
FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.80%       CLASS 2      $125.95        --
FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.90%       CLASS 2      $125.11        13

GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.00%   SERVICE SHARES   $184.30        40
GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.60%   SERVICE SHARES   $177.02        17
GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.80%   SERVICE SHARES   $174.65        --
GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.90%   SERVICE SHARES   $173.48        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................  0.00%      SERIES II     $ 18.75       537
INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................  0.00%      SERIES II     $187.47        17
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.00%      SERIES II     $ 15.58       157
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.00%      SERIES II     $155.85       134
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.60%      SERIES II     $149.70        60
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.80%      SERIES II     $147.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.90%      SERIES II     $146.70        19

INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.00%      SERIES II     $ 13.60       268
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.00%      SERIES II     $136.00       131
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.60%      SERIES II     $130.64        63
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.80%      SERIES II     $128.89        --
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.90%      SERIES II     $128.02         5

INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.00%      SERIES II     $ 15.76        10
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.00%      SERIES II     $157.62        11
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.60%      SERIES II     $151.40        10
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.80%      SERIES II     $149.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.90%      SERIES II     $148.37        --

INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.00%      SERIES II     $ 18.18         8
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.00%      SERIES II     $181.77        16
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.60%      SERIES II     $174.60         8
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.80%      SERIES II     $172.26        --
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.90%      SERIES II     $171.10        --

IVY VIP DIVIDEND OPPORTUNITIES..............................  0.00%    COMMON SHARES   $ 17.21        24
IVY VIP DIVIDEND OPPORTUNITIES..............................  0.00%    COMMON SHARES   $172.14         2

IVY VIP ENERGY..............................................  0.00%    COMMON SHARES   $ 12.63        90
IVY VIP ENERGY..............................................  0.00%    COMMON SHARES   $126.31        80
IVY VIP ENERGY..............................................  0.60%    COMMON SHARES   $121.32        51
IVY VIP ENERGY..............................................  0.80%    COMMON SHARES   $119.69        --
IVY VIP ENERGY..............................................  0.90%    COMMON SHARES   $118.89        20

IVY VIP HIGH INCOME.........................................  0.00%    COMMON SHARES   $ 11.46       234
IVY VIP HIGH INCOME.........................................  0.00%    COMMON SHARES   $114.60       140
IVY VIP HIGH INCOME.........................................  0.60%    COMMON SHARES   $112.11        85
IVY VIP HIGH INCOME.........................................  0.80%    COMMON SHARES   $111.29        --
IVY VIP HIGH INCOME.........................................  0.90%    COMMON SHARES   $110.88         4

IVY VIP MID CAP GROWTH......................................  0.00%    COMMON SHARES   $ 18.32       116
IVY VIP MID CAP GROWTH......................................  0.00%    COMMON SHARES   $183.22        75
IVY VIP MID CAP GROWTH......................................  0.60%    COMMON SHARES   $175.99        57
IVY VIP MID CAP GROWTH......................................  0.80%    COMMON SHARES   $173.64        --
IVY VIP MID CAP GROWTH......................................  0.90%    COMMON SHARES   $172.47         5

IVY VIP SCIENCE AND TECHNOLOGY..............................  0.00%    COMMON SHARES   $ 20.23        71
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.00%    COMMON SHARES   $134.90        81
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.00%    COMMON SHARES   $202.28        10
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.60%    COMMON SHARES   $131.98        59
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.80%    COMMON SHARES   $131.01        --
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.90%    COMMON SHARES   $130.53         4

IVY VIP SMALL CAP GROWTH....................................  0.00%    COMMON SHARES   $ 16.30        19
IVY VIP SMALL CAP GROWTH....................................  0.00%    COMMON SHARES   $162.99        31
IVY VIP SMALL CAP GROWTH....................................  0.60%    COMMON SHARES   $156.56        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
IVY VIP SMALL CAP GROWTH....................................  0.80%   COMMON SHARES   $  154.46       --
IVY VIP SMALL CAP GROWTH....................................  0.90%   COMMON SHARES   $  153.43        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.00%   SERVICE SHARES  $   10.37      255
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.00%   SERVICE SHARES  $  103.74      292
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.60%   SERVICE SHARES  $   99.64      135
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.80%   SERVICE SHARES  $   98.31       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.90%   SERVICE SHARES  $   97.65       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.00%   SERVICE CLASS   $   17.34      284
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.00%   SERVICE CLASS   $  173.40      261
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.60%   SERVICE CLASS   $  166.56      147
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.80%   SERVICE CLASS   $  164.33       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.90%   SERVICE CLASS   $  163.23       15

MFS(R) INVESTORS TRUST SERIES...............................  0.00%   SERVICE CLASS   $  188.10        8
MFS(R) INVESTORS TRUST SERIES...............................  0.60%   SERVICE CLASS   $  180.68        7
MFS(R) INVESTORS TRUST SERIES...............................  0.80%   SERVICE CLASS   $  178.26       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.00%   SERVICE CLASS   $  188.77       10
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.60%   SERVICE CLASS   $  181.32        9
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.80%   SERVICE CLASS   $  178.89       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.90%   SERVICE CLASS   $  177.69       --

MFS(R) UTILITIES SERIES.....................................  0.00%   SERVICE CLASS   $   17.22      104
MFS(R) UTILITIES SERIES.....................................  0.00%   SERVICE CLASS   $  172.18        4

MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         A         $   28.81       14
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         A         $  163.00       --
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         A         $  299.83      148
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.60%         A         $  225.61        4
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.60%         A         $1,145.84      246
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.80%         A         $  166.86       16
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.90%         A         $  298.04       70
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         B         $  152.70       52
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.60%         B         $  137.91      126

MULTIMANAGER CORE BOND......................................  0.00%         A         $   13.92       55
MULTIMANAGER CORE BOND......................................  0.00%         A         $  164.22        3
MULTIMANAGER CORE BOND......................................  0.00%         A         $  173.80      105
MULTIMANAGER CORE BOND......................................  0.60%         A         $  167.48        6
MULTIMANAGER CORE BOND......................................  0.00%         B         $  179.14      101
MULTIMANAGER CORE BOND......................................  0.60%         B         $  163.69      175
MULTIMANAGER CORE BOND......................................  0.80%         B         $  158.81       --
MULTIMANAGER CORE BOND......................................  0.90%         B         $  156.43       16

MULTIMANAGER MID CAP GROWTH.................................  0.00%         A         $  383.02       27
MULTIMANAGER MID CAP GROWTH.................................  0.60%         A         $  213.93        1
MULTIMANAGER MID CAP GROWTH.................................  0.00%         B         $  338.26       11
MULTIMANAGER MID CAP GROWTH.................................  0.60%         B         $  199.53       70
MULTIMANAGER MID CAP GROWTH.................................  0.80%         B         $  303.05       --
MULTIMANAGER MID CAP GROWTH.................................  0.90%         B         $  190.69        7

MULTIMANAGER MID CAP VALUE..................................  0.00%         A         $   31.45       13
MULTIMANAGER MID CAP VALUE..................................  0.00%         A         $  276.69        2
MULTIMANAGER MID CAP VALUE..................................  0.00%         A         $  420.32       23
MULTIMANAGER MID CAP VALUE..................................  0.60%         A         $  255.00        1
MULTIMANAGER MID CAP VALUE..................................  0.00%         B         $  275.28       24

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE..................................  0.60%          B         $251.52       110
MULTIMANAGER MID CAP VALUE..................................  0.80%          B         $244.03        --
MULTIMANAGER MID CAP VALUE..................................  0.90%          B         $240.37        10

MULTIMANAGER TECHNOLOGY.....................................  0.00%          A         $ 36.37         9
MULTIMANAGER TECHNOLOGY.....................................  0.00%          A         $508.34        31
MULTIMANAGER TECHNOLOGY.....................................  0.60%          A         $259.80         3
MULTIMANAGER TECHNOLOGY.....................................  0.00%          B         $413.27        42
MULTIMANAGER TECHNOLOGY.....................................  0.60%          B         $232.75       230
MULTIMANAGER TECHNOLOGY.....................................  0.80%          B         $370.26         1
MULTIMANAGER TECHNOLOGY.....................................  0.90%          B         $222.44        11

NATURAL RESOURCES PORTFOLIO.................................  0.00%      CLASS II      $ 15.83        51
NATURAL RESOURCES PORTFOLIO.................................  0.00%      CLASS II      $ 61.56        51

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.00%    ADVISOR CLASS   $ 71.44        99
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.60%    ADVISOR CLASS   $ 68.62        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.80%    ADVISOR CLASS   $ 67.70        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.90%    ADVISOR CLASS   $ 67.25         8

PIMCO REAL RETURN PORTFOLIO.................................  0.00%    ADVISOR CLASS   $ 12.16        65
PIMCO REAL RETURN PORTFOLIO.................................  0.00%    ADVISOR CLASS   $121.60       133
PIMCO REAL RETURN PORTFOLIO.................................  0.60%    ADVISOR CLASS   $116.80        58
PIMCO REAL RETURN PORTFOLIO.................................  0.80%    ADVISOR CLASS   $115.23        --
PIMCO REAL RETURN PORTFOLIO.................................  0.90%    ADVISOR CLASS   $114.46         4

PIMCO TOTAL RETURN PORTFOLIO................................  0.00%    ADVISOR CLASS   $ 12.46       292
PIMCO TOTAL RETURN PORTFOLIO................................  0.00%    ADVISOR CLASS   $124.56       282
PIMCO TOTAL RETURN PORTFOLIO................................  0.60%    ADVISOR CLASS   $119.65       169
PIMCO TOTAL RETURN PORTFOLIO................................  0.80%    ADVISOR CLASS   $118.04         1
PIMCO TOTAL RETURN PORTFOLIO................................  0.90%    ADVISOR CLASS   $117.25        26

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.00%      CLASS II      $181.71        37
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.60%      CLASS II      $174.54        31
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.80%      CLASS II      $172.20        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.90%      CLASS II      $171.04         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................  0.00%      CLASS II      $ 30.55        93
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................  0.00%      CLASS II      $305.49         5

TARGET 2015 ALLOCATION......................................  0.00%          B         $ 18.02        14
TARGET 2015 ALLOCATION......................................  0.00%          B         $141.64        --

TARGET 2025 ALLOCATION......................................  0.00%          B         $ 20.07        62
TARGET 2025 ALLOCATION......................................  0.00%          B         $101.16         1
TARGET 2025 ALLOCATION......................................  0.00%          B         $149.28         2
TARGET 2025 ALLOCATION......................................  0.60%          B         $100.15         4
TARGET 2025 ALLOCATION......................................  0.80%          B         $ 99.81        --

TARGET 2035 ALLOCATION......................................  0.00%          B         $ 21.40        23
TARGET 2035 ALLOCATION......................................  0.00%          B         $101.38         3
TARGET 2035 ALLOCATION......................................  0.00%          B         $153.26         4
TARGET 2035 ALLOCATION......................................  0.60%          B         $100.37        --
TARGET 2035 ALLOCATION......................................  0.80%          B         $100.03        --

TARGET 2045 ALLOCATION......................................  0.00%          B         $ 22.58        11
TARGET 2045 ALLOCATION......................................  0.00%          B         $101.41         3
TARGET 2045 ALLOCATION......................................  0.00%          B         $155.07         1
TARGET 2045 ALLOCATION......................................  0.60%          B         $100.40        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                                                         UNITS
                                                             CONTRACT                                 OUTSTANDING
                                                             CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -------------------- ---------- -----------
TARGET 2055 ALLOCATION......................................  0.00%            B            $102.71         2
TARGET 2055 ALLOCATION......................................  0.60%            B            $101.68        --

TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.00%         CLASS 2         $ 92.73        72
TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.60%         CLASS 2         $ 89.07        29
TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.80%         CLASS 2         $ 87.87        --
TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.90%         CLASS 2         $ 87.28         3

TEMPLETON GLOBAL BOND VIP FUND..............................  0.00%         CLASS 2         $ 12.23       206
TEMPLETON GLOBAL BOND VIP FUND..............................  0.00%         CLASS 2         $122.29       216
TEMPLETON GLOBAL BOND VIP FUND..............................  0.60%         CLASS 2         $117.46        96
TEMPLETON GLOBAL BOND VIP FUND..............................  0.80%         CLASS 2         $115.89        --
TEMPLETON GLOBAL BOND VIP FUND..............................  0.90%         CLASS 2         $115.11        11

TEMPLETON GROWTH VIP FUND...................................  0.00%         CLASS 2         $153.21        17
TEMPLETON GROWTH VIP FUND...................................  0.60%         CLASS 2         $147.16        12
TEMPLETON GROWTH VIP FUND...................................  0.80%         CLASS 2         $145.19        --
TEMPLETON GROWTH VIP FUND...................................  0.90%         CLASS 2         $144.22         2

VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.00%      CLASS S SHARES     $ 85.21        93
VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.60%      CLASS S SHARES     $ 81.85        58
VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.80%      CLASS S SHARES     $ 80.75        --
VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.90%      CLASS S SHARES     $ 80.21         4

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO...  0.60%   INVESTOR SHARE CLASS  $236.19        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016



                                                                                                                  ALL ASSET
                                                             1290 VT SOCIALLY     ALL ASSET        ALL ASSET       MODERATE
                                                               RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                             ---------------- ------------------ -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 30,460          $ 54,298        $  256,694      $136,237
 Expenses:
   Asset-based charges......................................        7,256             5,403            31,826         2,872
                                                                 --------          --------        ----------      --------

NET INVESTMENT INCOME (LOSS)................................       23,204            48,895           224,868       133,365
                                                                 --------          --------        ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       91,590           (29,142)           36,296       (15,873)
   Net realized gain distribution from the Portfolios.......       52,877            53,022           409,817        70,069
                                                                 --------          --------        ----------      --------
 Net realized gain (loss) on investments....................      144,467            23,880           446,113        54,196
                                                                 --------          --------        ----------      --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       74,433           445,126         1,046,339       522,235
                                                                 --------          --------        ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      218,900           469,006         1,492,452       576,431
                                                                 --------          --------        ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $242,104          $517,901        $1,717,320      $709,796
                                                                 ========          ========        ==========      ========

                                                                              AMERICAN FUNDS
                                                                            INSURANCE SERIES(R)
                                                                AMERICAN       GLOBAL SMALL
                                                             CENTURY VP MID   CAPITALIZATION
                                                             CAP VALUE FUND      FUND/SM/
                                                             -------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  649,160        $   4,164
 Expenses:
   Asset-based charges......................................      115,444            6,684
                                                               ----------        ---------

NET INVESTMENT INCOME (LOSS)................................      533,716           (2,520)
                                                               ----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      999,477         (256,760)
   Net realized gain distribution from the Portfolios.......    1,816,533          696,525
                                                               ----------        ---------
 Net realized gain (loss) on investments....................    2,816,010          439,765
                                                               ----------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    5,253,661         (347,616)
                                                               ----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    8,069,671           92,149
                                                               ----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $8,603,387        $  89,629
                                                               ==========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400     AXA 500    AXA 2000       AXA
                                                             SERIES(R) NEW    MANAGED     MANAGED     MANAGED   AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*
                                                             -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  48,321     $ 29,541    $ 79,824    $ 21,231   $ 1,249,896
 Expenses:
   Asset-based charges......................................      13,801        9,686      18,697       6,680       228,154
                                                               ---------     --------    --------    --------   -----------

NET INVESTMENT INCOME (LOSS)................................      34,520       19,855      61,127      14,551     1,021,742
                                                               ---------     --------    --------    --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (421,874)      56,066     173,057       9,814     1,744,198
   Net realized gain distribution from the Portfolios.......          --      173,185      50,115      54,626     6,166,879
                                                               ---------     --------    --------    --------   -----------
 Net realized gain (loss) on investments....................    (421,874)     229,251     223,172      64,440     7,911,077
                                                               ---------     --------    --------    --------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     721,997      366,181     376,254     450,055     2,182,227
                                                               ---------     --------    --------    --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     300,123      595,432     599,426     514,495    10,093,304
                                                               ---------     --------    --------    --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 334,643     $615,287    $660,553    $529,046   $11,115,046
                                                               =========     ========    ========    ========   ===========

                                                                AXA
                                                             BALANCED
                                                             STRATEGY*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  233,093
 Expenses:
   Asset-based charges......................................         --
                                                             ----------

NET INVESTMENT INCOME (LOSS)................................    233,093
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    349,212
   Net realized gain distribution from the Portfolios.......    154,011
                                                             ----------
 Net realized gain (loss) on investments....................    503,223
                                                             ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    792,298
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,295,521
                                                             ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,528,614
                                                             ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                              AXA
                                                                 AXA      CONSERVATIVE     AXA             AXA
                                                             CONSERVATIVE    GROWTH    CONSERVATIVE CONSERVATIVE-PLUS
                                                             ALLOCATION*   STRATEGY*    STRATEGY*      ALLOCATION*
                                                             ------------ ------------ ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 305,105     $ 52,413     $22,659       $  296,229
 Expenses:
   Asset-based charges......................................    111,955           --          --           84,864
                                                              ---------     --------     -------       ----------

NET INVESTMENT INCOME (LOSS)................................    193,150       52,413      22,659          211,365
                                                              ---------     --------     -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (142,537)      52,482       7,808          (17,653)
   Net realized gain distribution from the Portfolios.......    413,606       27,606       7,001          847,220
                                                              ---------     --------     -------       ----------
 Net realized gain (loss) on investments....................    271,069       80,088      14,809          829,567
                                                              ---------     --------     -------       ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    360,876      148,605      34,505          484,464
                                                              ---------     --------     -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    631,945      228,693      49,314        1,314,031
                                                              ---------     --------     -------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 825,095     $281,106     $71,973       $1,525,396
                                                              =========     ========     =======       ==========

                                                                  AXA
                                                             GLOBAL EQUITY    AXA
                                                                MANAGED     GROWTH
                                                              VOLATILITY*  STRATEGY*
                                                             ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $1,199,725   $  451,368
 Expenses:
   Asset-based charges......................................     468,569           --
                                                              ----------   ----------

NET INVESTMENT INCOME (LOSS)................................     731,156      451,368
                                                              ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,379,123      590,536
   Net realized gain distribution from the Portfolios.......          --      365,482
                                                              ----------   ----------
 Net realized gain (loss) on investments....................   2,379,123      956,018
                                                              ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,017,317    2,295,592
                                                              ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   4,396,440    3,251,610
                                                              ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $5,127,596   $3,702,978
                                                              ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                                        AXA
                                                                  AXA           AXA           AXA          AXA       LARGE CAP
                                                             INTERNATIONAL INTERNATIONAL INTERNATIONAL  LARGE CAP     GROWTH
                                                             CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED   MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             ------------- ------------- ------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 169,981     $ 29,490      $ 351,998    $  291,841  $ 1,303,721
 Expenses:
   Asset-based charges......................................     173,619        4,020        255,579        48,272      978,872
                                                               ---------     --------      ---------    ----------  -----------

NET INVESTMENT INCOME (LOSS)................................      (3,638)      25,470         96,419       243,569      324,849
                                                               ---------     --------      ---------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (283,756)     (55,007)      (566,385)      740,314   10,801,450
   Net realized gain distribution from the Portfolios.......          --           --             --       251,225    7,850,876
                                                               ---------     --------      ---------    ----------  -----------
 Net realized gain (loss) on investments....................    (283,756)     (55,007)      (566,385)      991,539   18,652,326
                                                               ---------     --------      ---------    ----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     314,892       77,659        714,364     1,240,905   (7,823,777)
                                                               ---------     --------      ---------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      31,136       22,652        147,979     2,232,444   10,828,549
                                                               ---------     --------      ---------    ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $  27,498     $ 48,122      $ 244,398    $2,476,013  $11,153,398
                                                               =========     ========      =========    ==========  ===========

                                                                 AXA
                                                              LARGE CAP
                                                                VALUE
                                                               MANAGED
                                                             VOLATILITY*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 6,312,047
 Expenses:
   Asset-based charges......................................   1,742,269
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................   4,569,778
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   3,020,639
   Net realized gain distribution from the Portfolios.......          --
                                                             -----------
 Net realized gain (loss) on investments....................   3,020,639
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  44,657,644
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  47,678,283
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $52,248,061
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                  AXA
                                                                MID CAP        AXA            AXA            AXA         AXA
                                                             VALUE MANAGED  MODERATE    MODERATE GROWTH MODERATE-PLUS SMARTBETA
                                                              VOLATILITY*  ALLOCATION*     STRATEGY*     ALLOCATION*  EQUITY*(A)
                                                             ------------- -----------  --------------- ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 2,394,481  $ 7,842,066    $  841,738     $ 3,686,189    $ 920
 Expenses:
   Asset-based charges......................................      818,186    4,483,841            --         736,653       18
                                                              -----------  -----------    ----------     -----------    -----

NET INVESTMENT INCOME (LOSS)................................    1,576,295    3,358,225       841,738       2,949,536      902
                                                              -----------  -----------    ----------     -----------    -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    9,980,366   (2,878,823)      762,142       1,648,483     (146)
   Net realized gain distribution from the Portfolios.......           --   27,587,614       619,027      17,551,101       --
                                                              -----------  -----------    ----------     -----------    -----
 Net realized gain (loss) on investments....................    9,980,366   24,708,791     1,381,169      19,199,584     (146)
                                                              -----------  -----------    ----------     -----------    -----

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   19,837,733   13,432,298     3,978,652       6,017,192     (387)
                                                              -----------  -----------    ----------     -----------    -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   29,818,099   38,141,089     5,359,821      25,216,776     (533)
                                                              -----------  -----------    ----------     -----------    -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $31,394,394  $41,499,314    $6,201,559     $28,166,312    $ 369
                                                              ===========  ===========    ==========     ===========    =====


                                                             AXA/AB SMALL
                                                             CAP GROWTH*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   646,567
 Expenses:
   Asset-based charges......................................     833,887
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (187,320)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,369,069
   Net realized gain distribution from the Portfolios.......  12,432,054
                                                             -----------
 Net realized gain (loss) on investments....................  13,801,123
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   7,061,831
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  20,862,954
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $20,675,634
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                        BLACKROCK
                                                             AXA/CLEARBRIDGE                  AXA/        GLOBAL   CHARTER/SM/
                                                                LARGE CAP     AXA/JANUS   LOOMIS SAYLES ALLOCATION MULTI-SECTOR
                                                                 GROWTH*     ENTERPRISE*     GROWTH*    V.I. FUND     BOND*
                                                             --------------- -----------  ------------- ---------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $        --   $        --   $   90,976   $  56,050  $ 1,688,833
 Expenses:
   Asset-based charges......................................       205,482        99,233       75,757          --      360,576
                                                               -----------   -----------   ----------   ---------  -----------

NET INVESTMENT INCOME (LOSS)................................      (205,482)      (99,233)      15,219      56,050    1,328,257
                                                               -----------   -----------   ----------   ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,601,188)     (270,163)       6,065    (687,210)  (1,311,696)
   Net realized gain distribution from the Portfolios.......       361,115        17,345      613,174          --           --
                                                               -----------   -----------   ----------   ---------  -----------
 Net realized gain (loss) on investments....................    (1,240,073)     (252,818)     619,239    (687,210)  (1,311,696)
                                                               -----------   -----------   ----------   ---------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,750,647    (1,594,224)   1,089,265     947,623    2,133,937
                                                               -----------   -----------   ----------   ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       510,574    (1,847,042)   1,708,504     260,413      822,241
                                                               -----------   -----------   ----------   ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   305,092   $(1,946,275)  $1,723,723   $ 316,463  $ 2,150,498
                                                               ===========   ===========   ==========   =========  ===========

                                                             CHARTER/SM/
                                                             SMALL CAP
                                                              GROWTH*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $     --
 Expenses:
   Asset-based charges......................................    17,136
                                                              --------

NET INVESTMENT INCOME (LOSS)................................   (17,136)
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   292,653
   Net realized gain distribution from the Portfolios.......   194,524
                                                              --------
 Net realized gain (loss) on investments....................   487,177
                                                              --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   430,630
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   917,807
                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $900,671
                                                              ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                         CLEARBRIDGE
                                                             CHARTER/SM/   VARIABLE   EQ/BLACKROCK   EQ/BOSTON    EQ/CAPITAL
                                                             SMALL CAP     MID CAP    BASIC VALUE     ADVISORS     GUARDIAN
                                                               VALUE*    PORTFOLIO(A)   EQUITY*    EQUITY INCOME* RESEARCH*
                                                             ----------  ------------ ------------ -------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  360,748      $ 14     $ 2,945,829    $  374,017   $  910,172
 Expenses:
   Asset-based charges......................................     66,615        --         680,581        40,858      505,297
                                                             ----------      ----     -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)................................    294,133        14       2,265,248       333,159      404,875
                                                             ----------      ----     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    923,055         5       8,969,467        95,341    5,003,809
   Net realized gain distribution from the Portfolios.......         --        72              --     2,033,503           --
                                                             ----------      ----     -----------    ----------   ----------
 Net realized gain (loss) on investments....................    923,055        77       8,969,467     2,128,844    5,003,809
                                                             ----------      ----     -----------    ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  4,905,861       345      21,558,832      (102,790)   2,371,198
                                                             ----------      ----     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  5,828,916       422      30,528,299     2,026,054    7,375,007
                                                             ----------      ----     -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $6,123,049      $436     $32,793,547    $2,359,213   $7,779,882
                                                             ==========      ====     ===========    ==========   ==========


                                                              EQ/COMMON
                                                             STOCK INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 23,318,981
 Expenses:
   Asset-based charges......................................    7,850,856
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................   15,468,125
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   44,397,340
   Net realized gain distribution from the Portfolios.......           --
                                                             ------------
 Net realized gain (loss) on investments....................   44,397,340
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   99,844,784
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  144,242,124
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $159,710,249
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                      EQ/GAMCO
                                                             EQ/CONVERTIBLE   EQ/CORE   EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                                             SECURITIES*(A) BOND INDEX* 500 INDEX*  ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ----------- ----------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $319       $799,903   $11,909,303  $      887    $   774,926
 Expenses:
   Asset-based charges......................................         2        145,872     2,538,546      34,664        336,147
                                                                  ----       --------   -----------  ----------    -----------

NET INVESTMENT INCOME (LOSS)................................       317        654,031     9,370,757     (33,777)       438,779
                                                                  ----       --------   -----------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         6        (70,025)   28,832,049      78,043      6,037,374
   Net realized gain distribution from the Portfolios.......        --             --     9,413,319     737,384      5,459,874
                                                                  ----       --------   -----------  ----------    -----------
 Net realized gain (loss) on investments....................         6        (70,025)   38,245,368     815,427     11,497,248
                                                                  ----       --------   -----------  ----------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (51)        14,802    27,671,628     253,253     20,499,239
                                                                  ----       --------   -----------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       (45)       (55,223)   65,916,996   1,068,680     31,996,487
                                                                  ----       --------   -----------  ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $272       $598,808   $75,287,753  $1,034,903    $32,435,266
                                                                  ====       ========   ===========  ==========    ===========

                                                             EQ/GLOBAL
                                                             BOND PLUS*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 335,505
 Expenses:
   Asset-based charges......................................    47,009
                                                             ---------

NET INVESTMENT INCOME (LOSS)................................   288,496
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (274,373)
   Net realized gain distribution from the Portfolios.......    33,204
                                                             ---------
 Net realized gain (loss) on investments....................  (241,169)
                                                             ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     2,577
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (238,592)
                                                             ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  49,904
                                                             =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                              EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES*
                                                             --------------- ---------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   627,597     $ 7,315,532    $  557,139   $  334,813
 Expenses:
   Asset-based charges......................................       250,515       1,294,692        49,638      130,626
                                                               -----------     -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)................................       377,082       6,020,840       507,501      204,187
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       528,115      (8,440,951)      467,507    1,942,732
   Net realized gain distribution from the Portfolios.......       165,179              --            --           --
                                                               -----------     -----------    ----------   ----------
 Net realized gain (loss) on investments....................       693,294      (8,440,951)      467,507    1,942,732
                                                               -----------     -----------    ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (1,010,481)      6,543,078     2,676,230    4,210,295
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (317,187)     (1,897,873)    3,143,737    6,153,027
                                                               -----------     -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $    59,895     $ 4,122,967    $3,651,238   $6,357,214
                                                               ===========     ===========    ==========   ==========

                                                             EQ/LARGE CAP  EQ/LARGE CAP
                                                             GROWTH INDEX* VALUE INDEX*
                                                             ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 1,283,333   $  452,875
 Expenses:
   Asset-based charges......................................      558,474       61,004
                                                              -----------   ----------

NET INVESTMENT INCOME (LOSS)................................      724,859      391,871
                                                              -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,003,077      766,042
   Net realized gain distribution from the Portfolios.......    6,717,550      685,996
                                                              -----------   ----------
 Net realized gain (loss) on investments....................   12,720,627    1,452,038
                                                              -----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (6,216,885)   1,396,048
                                                              -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    6,503,742    2,848,086
                                                              -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 7,228,601   $3,239,957
                                                              ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                EQ/MFS                             EQ/PIMCO
                                                             INTERNATIONAL   EQ/MID     EQ/MONEY  ULTRA SHORT EQ/QUALITY
                                                                GROWTH*    CAP INDEX*   MARKET*      BOND*    BOND PLUS*
                                                             ------------- ----------- ---------  ----------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $383,387    $ 1,259,466 $     846   $ 312,863  $ 674,817
 Expenses:
   Asset-based charges......................................     93,526        370,064   613,364      86,062    233,126
                                                               --------    ----------- ---------   ---------  ---------

NET INVESTMENT INCOME (LOSS)................................    289,861        889,402  (612,518)    226,801    441,691
                                                               --------    ----------- ---------   ---------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    266,798      5,087,963    (1,858)   (123,493)  (439,636)
   Net realized gain distribution from the Portfolios.......     71,011      6,188,967       162          --         --
                                                               --------    ----------- ---------   ---------  ---------
 Net realized gain (loss) on investments....................    337,809     11,276,930    (1,696)   (123,493)  (439,636)
                                                               --------    ----------- ---------   ---------  ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     31,862      8,768,218     1,672     407,127    470,800
                                                               --------    ----------- ---------   ---------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    369,671     20,045,148       (24)    283,634     31,164
                                                               --------    ----------- ---------   ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $659,532    $20,934,550 $(612,542)  $ 510,435  $ 472,855
                                                               ========    =========== =========   =========  =========

                                                                EQ/SMALL
                                                             COMPANY INDEX*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   862,809
 Expenses:
   Asset-based charges......................................      179,794
                                                              -----------

NET INVESTMENT INCOME (LOSS)................................      683,015
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      978,722
   Net realized gain distribution from the Portfolios.......    4,924,731
                                                              -----------
 Net realized gain (loss) on investments....................    5,903,453
                                                              -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,804,878
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   13,708,331
                                                              -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $14,391,346
                                                              ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                         FIDELITY(R) VIP
                                                             EQ/T. ROWE PRICE   EQ/UBS   ASSET MANAGER:  FIDELITY(R) VIP
                                                                  GROWTH       GROWTH &      GROWTH       CONTRAFUND(R)
                                                                  STOCK*       INCOME*      PORTFOLIO       PORTFOLIO
                                                             ---------------- ---------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $        --    $   90,402    $ 15,947       $   520,859
 Expenses:
   Asset-based charges......................................       251,568        38,756          --           327,889
                                                               -----------    ----------    --------       -----------

NET INVESTMENT INCOME (LOSS)................................      (251,568)       51,646      15,947           192,970
                                                               -----------    ----------    --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     4,951,335       120,896      40,667         1,265,440
   Net realized gain distribution from the Portfolios.......     1,397,613       285,713      16,837         6,851,519
                                                               -----------    ----------    --------       -----------
 Net realized gain (loss) on investments....................     6,348,948       406,609      57,504         8,116,959
                                                               -----------    ----------    --------       -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (5,466,788)      629,334     (47,615)       (2,189,135)
                                                               -----------    ----------    --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       882,160     1,035,943       9,889         5,927,824
                                                               -----------    ----------    --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   630,592    $1,087,589    $ 25,836       $ 6,120,794
                                                               ===========    ==========    ========       ===========

                                                                             FIDELITY(R) VIP
                                                             FIDELITY(R) VIP   GOVERNMENT
                                                              EQUITY-INCOME   MONEY MARKET
                                                                PORTFOLIO       PORTFOLIO
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 31,462          $136
 Expenses:
   Asset-based charges......................................          --            --
                                                                --------          ----

NET INVESTMENT INCOME (LOSS)................................      31,462           136
                                                                --------          ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (16,340)           --
   Net realized gain distribution from the Portfolios.......      71,648            --
                                                                --------          ----
 Net realized gain (loss) on investments....................      55,308            --
                                                                --------          ----

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     118,925            --
                                                                --------          ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     174,233            --
                                                                --------          ----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $205,695          $136
                                                                ========          ====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                GROWTH &     FIDELITY(R) VIP   INVESTMENT    FIDELITY(R) VIP
                                                                 INCOME        HIGH INCOME     GRADE BOND        MID CAP
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  124,893       $ 183,533       $203,942       $   71,859
 Expenses:
   Asset-based charges......................................       18,938              --             --           35,441
                                                               ----------       ---------       --------       ----------

NET INVESTMENT INCOME (LOSS)................................      105,955         183,533        203,942           36,418
                                                               ----------       ---------       --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       57,693        (141,456)       (10,640)        (516,815)
   Net realized gain distribution from the Portfolios.......      449,707              --          3,004        1,264,283
                                                               ----------       ---------       --------       ----------
 Net realized gain (loss) on investments....................      507,400        (141,456)        (7,636)         747,468
                                                               ----------       ---------       --------       ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      522,058         374,661         51,361        1,672,951
                                                               ----------       ---------       --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    1,029,458         233,205         43,725        2,420,419
                                                               ----------       ---------       --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $1,135,413       $ 416,738       $247,667       $2,456,837
                                                               ==========       =========       ========       ==========

                                                                             FIDELITY(R) VIP
                                                             FIDELITY(R) VIP      VALUE
                                                                  VALUE        STRATEGIES
                                                                PORTFOLIO       PORTFOLIO
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   5,919        $ 2,911
 Expenses:
   Asset-based charges......................................           --             --
                                                                ---------        -------

NET INVESTMENT INCOME (LOSS)................................        5,919          2,911
                                                                ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (157,072)         4,024
   Net realized gain distribution from the Portfolios.......        3,245             --
                                                                ---------        -------
 Net realized gain (loss) on investments....................     (153,827)         4,024
                                                                ---------        -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      164,236         22,758
                                                                ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       10,409         26,782
                                                                ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  16,328        $29,693
                                                                =========        =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              FRANKLIN   FRANKLIN    FRANKLIN    FRANKLIN
                                                               MUTUAL     RISING     SMALL CAP   STRATEGIC   GOLDMAN SACHS
                                                               SHARES    DIVIDENDS   VALUE VIP    INCOME      VIT MID CAP
                                                              VIP FUND   VIP FUND      FUND      VIP FUND     VALUE FUND
                                                             ---------- ----------  ----------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  196,236 $  717,888  $   48,908  $ 1,012,697   $  112,938
 Expenses:
   Asset-based charges......................................     21,531    161,721      15,929       72,772       19,192
                                                             ---------- ----------  ----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)................................    174,705    556,167      32,979      939,925       93,746
                                                             ---------- ----------  ----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    129,540  1,295,359    (406,083)  (1,283,327)    (690,515)
   Net realized gain distribution from the Portfolios.......    808,403  6,174,498     898,785           --        5,432
                                                             ---------- ----------  ----------  -----------   ----------
 Net realized gain (loss) on investments....................    937,943  7,469,857     492,702   (1,283,327)    (685,083)
                                                             ---------- ----------  ----------  -----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    396,536   (506,598)  1,457,580    2,500,906    1,817,658
                                                             ---------- ----------  ----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,334,479  6,963,259   1,950,282    1,217,579    1,132,575
                                                             ---------- ----------  ----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,509,184 $7,519,426  $1,983,261  $ 2,157,504   $1,226,321
                                                             ========== ==========  ==========  ===========   ==========

                                                             INVESCO V.I.
                                                             DIVERSIFIED
                                                               DIVIDEND
                                                                 FUND
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $119,716
 Expenses:
   Asset-based charges......................................         --
                                                               --------

NET INVESTMENT INCOME (LOSS)................................    119,716
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    116,530
   Net realized gain distribution from the Portfolios.......         --
                                                               --------
 Net realized gain (loss) on investments....................    116,530
                                                               --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    712,244
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    828,774
                                                               --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $948,490
                                                               ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                        INVESCO V.I.
                                                             INVESCO V.I. INVESCO V.I.    MID CAP    INVESCO V.I.    IVY VIP
                                                             GLOBAL REAL  INTERNATIONAL CORE EQUITY   SMALL CAP     DIVIDEND
                                                             ESTATE FUND   GROWTH FUND      FUND     EQUITY FUND  OPPORTUNITIES
                                                             ------------ ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   498,748    $ 356,341     $     --    $      --     $ 10,255
 Expenses:
   Asset-based charges......................................      75,532       58,012        8,637        8,936           --
                                                             -----------    ---------     --------    ---------     --------

NET INVESTMENT INCOME (LOSS)................................     423,216      298,329       (8,637)      (8,936)      10,255
                                                             -----------    ---------     --------    ---------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     391,366      352,224      (62,288)    (160,919)     (15,401)
   Net realized gain distribution from the Portfolios.......     676,337           --      216,486      324,612       46,043
                                                             -----------    ---------     --------    ---------     --------
 Net realized gain (loss) on investments....................   1,067,703      352,224      154,198      163,693       30,642
                                                             -----------    ---------     --------    ---------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,057,411)    (873,634)     245,373      328,155       26,829
                                                             -----------    ---------     --------    ---------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      10,292     (521,410)     399,571      491,848       57,471
                                                             -----------    ---------     --------    ---------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $   433,508    $(223,081)    $390,934    $ 482,912     $ 67,726
                                                             ===========    =========     ========    =========     ========


                                                               IVY VIP
                                                               ENERGY
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    22,218
 Expenses:
   Asset-based charges......................................      47,398
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................     (25,180)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,411,935)
   Net realized gain distribution from the Portfolios.......          --
                                                             -----------
 Net realized gain (loss) on investments....................  (1,411,935)
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   6,511,731
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   5,099,796
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 5,074,616
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                                 LAZARD
                                                                                                               RETIREMENT
                                                                                                                EMERGING
                                                               IVY VIP      IVY VIP     IVY VIP     IVY VIP     MARKETS
                                                                HIGH        MID CAP   SCIENCE AND  SMALL CAP     EQUITY
                                                               INCOME       GROWTH    TECHNOLOGY    GROWTH     PORTFOLIO
                                                             -----------  ----------  -----------  ---------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,600,464  $       --  $        --  $      --  $   478,265
 Expenses:
   Asset-based charges......................................      50,060      71,048       60,711     23,690       89,004
                                                             -----------  ----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)................................   1,550,404     (71,048)     (60,711)   (23,690)     389,261
                                                             -----------  ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,132,886)        (94)  (1,737,085)  (884,902)  (2,201,382)
   Net realized gain distribution from the Portfolios.......          --   1,480,593      951,576    956,741           --
                                                             -----------  ----------  -----------  ---------  -----------
 Net realized gain (loss) on investments....................  (1,132,886)  1,480,499     (785,509)    71,839   (2,201,382)
                                                             -----------  ----------  -----------  ---------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,021,765      80,674      968,324    257,071   10,014,015
                                                             -----------  ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,888,879   1,561,173      182,815    328,910    7,812,633
                                                             -----------  ----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 3,439,283  $1,490,125  $   122,104  $ 305,220  $ 8,201,894
                                                             ===========  ==========  ===========  =========  ===========


                                                                MFS(R)
                                                             INTERNATIONAL
                                                                 VALUE
                                                               PORTFOLIO
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   883,828
 Expenses:
   Asset-based charges......................................      177,119
                                                              -----------

NET INVESTMENT INCOME (LOSS)................................      706,709
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    2,222,017
   Net realized gain distribution from the Portfolios.......    1,786,994
                                                              -----------
 Net realized gain (loss) on investments....................    4,009,011
                                                              -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (2,130,374)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    1,878,637
                                                              -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 2,585,346
                                                              ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                             MFS(R)
                                                                          MASSACHUSETTS
                                                                MFS(R)      INVESTORS    MFS(R)    MULTIMANAGER
                                                              INVESTORS   GROWTH STOCK  UTILITIES   AGGRESSIVE  MULTIMANAGER
                                                             TRUST SERIES   PORTFOLIO    SERIES      EQUITY*     CORE BOND*
                                                             ------------ ------------- ---------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 13,835     $  11,394   $  80,746  $ 2,011,398   $1,502,593
 Expenses:
   Asset-based charges......................................      6,496         8,773          --    2,037,720      210,342
                                                               --------     ---------   ---------  -----------   ----------

NET INVESTMENT INCOME (LOSS)................................      7,339         2,621      80,746      (26,322)   1,292,251
                                                               --------     ---------   ---------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (12,680)      (15,183)   (148,537)  17,475,969     (679,954)
   Net realized gain distribution from the Portfolios.......    269,835       344,695      51,284           --       70,680
                                                               --------     ---------   ---------  -----------   ----------
 Net realized gain (loss) on investments....................    257,155       329,512     (97,253)  17,475,969     (609,274)
                                                               --------     ---------   ---------  -----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (59,254)     (210,202)    226,428   (7,316,937)   1,005,455
                                                               --------     ---------   ---------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    197,901       119,310     129,175   10,159,032      396,181
                                                               --------     ---------   ---------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $205,240     $ 121,931   $ 209,921  $10,132,710   $1,688,432
                                                               ========     =========   =========  ===========   ==========


                                                             MULTIMANAGER
                                                               MID CAP
                                                               GROWTH*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   28,409
 Expenses:
   Asset-based charges......................................      97,880
                                                              ----------

NET INVESTMENT INCOME (LOSS)................................     (69,471)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (491,375)
   Net realized gain distribution from the Portfolios.......     653,048
                                                              ----------
 Net realized gain (loss) on investments....................     161,673
                                                              ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,794,279
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,955,952
                                                              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,886,481
                                                              ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             MULTIMANAGER               NATURAL          PIMCO
                                                               MID CAP    MULTIMANAGER RESOURCES COMMODITYREALRETURN(R)
                                                                VALUE*    TECHNOLOGY*  PORTFOLIO   STRATEGY PORTFOLIO
                                                             ------------ ------------ --------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  455,861  $     5,896  $     --       $    90,511
 Expenses:
   Asset-based charges......................................     178,013      338,866        --            16,480
                                                              ----------  -----------  --------       -----------

NET INVESTMENT INCOME (LOSS)................................     277,848     (332,970)       --            74,031
                                                              ----------  -----------  --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,739,141    4,600,755   (43,254)       (1,357,961)
   Net realized gain distribution from the Portfolios.......          --    4,514,991        --                --
                                                              ----------  -----------  --------       -----------
 Net realized gain (loss) on investments....................   2,739,141    9,115,746   (43,254)       (1,357,961)
                                                              ----------  -----------  --------       -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,705,902   (1,665,435)  880,512         2,514,773
                                                              ----------  -----------  --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   7,445,043    7,450,311   837,258         1,156,812
                                                              ----------  -----------  --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $7,722,891  $ 7,117,341  $837,258       $ 1,230,843
                                                              ==========  ===========  ========       ===========

                                                             PIMCO REAL  PIMCO TOTAL
                                                               RETURN      RETURN
                                                             PORTFOLIO    PORTFOLIO
                                                             ----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  516,830  $ 1,271,113
 Expenses:
   Asset-based charges......................................     45,469      154,430
                                                             ----------  -----------

NET INVESTMENT INCOME (LOSS)................................    471,361    1,116,683
                                                             ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (817,143)  (1,103,517)
   Net realized gain distribution from the Portfolios.......         --           --
                                                             ----------  -----------
 Net realized gain (loss) on investments....................   (817,143)  (1,103,517)
                                                             ----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  1,448,230    1,458,494
                                                             ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    631,087      354,977
                                                             ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,102,448  $ 1,471,660
                                                             ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                T. ROWE        T. ROWE
                                                              PRICE EQUITY   PRICE HEALTH
                                                                 INCOME        SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035
                                                             PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION*
                                                             -------------- -------------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  249,556     $      --      $ 4,151    $ 28,941     $17,093
 Expenses:
   Asset-based charges......................................       47,692            --           --       2,184         157
                                                               ----------     ---------      -------    --------     -------

NET INVESTMENT INCOME (LOSS)................................      201,864            --        4,151      26,757      16,936
                                                               ----------     ---------      -------    --------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    1,697,228      (519,869)      (1,831)     (5,126)     (3,749)
   Net realized gain distribution from the Portfolios.......    1,170,372        34,874        5,503          --          --
                                                               ----------     ---------      -------    --------     -------
 Net realized gain (loss) on investments....................    2,867,600      (484,995)       3,672      (5,126)     (3,749)
                                                               ----------     ---------      -------    --------     -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (703,595)     (197,727)       7,085     121,584      85,638
                                                               ----------     ---------      -------    --------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    2,164,005      (682,722)      10,757     116,458      81,889
                                                               ----------     ---------      -------    --------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $2,365,869     $(682,722)     $14,908    $143,215     $98,825
                                                               ==========     =========      =======    ========     =======


                                                             TARGET 2045
                                                             ALLOCATION*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  9,742
 Expenses:
   Asset-based charges......................................        33
                                                              --------

NET INVESTMENT INCOME (LOSS)................................     9,709
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (11,817)
   Net realized gain distribution from the Portfolios.......        --
                                                              --------
 Net realized gain (loss) on investments....................   (11,817)
                                                              --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    55,407
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    43,590
                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 53,299
                                                              ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                         TEMPLETON
                                                                         DEVELOPING   TEMPLETON   TEMPLETON  VANECK VIP
                                                             TARGET 2055  MARKETS    GLOBAL BOND   GROWTH    GLOBAL HARD
                                                             ALLOCATION*  VIP FUND    VIP FUND    VIP FUND   ASSETS FUND
                                                             ----------- ----------  -----------  ---------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 2,863   $   71,068  $        --  $  88,943  $    42,126
 Expenses:
   Asset-based charges......................................        13       18,787       82,649     12,611       25,908
                                                               -------   ----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)................................     2,850       52,281      (82,649)    76,332       16,218
                                                               -------   ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (181)    (881,957)  (1,925,956)  (113,235)  (1,327,347)
   Net realized gain distribution from the Portfolios.......    14,553           --       34,702    171,064           --
                                                               -------   ----------  -----------  ---------  -----------
 Net realized gain (loss) on investments....................    14,372     (881,957)  (1,891,254)    57,829   (1,327,347)
                                                               -------   ----------  -----------  ---------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       568    2,209,641    3,047,797    258,173    5,232,314
                                                               -------   ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    14,940    1,327,684    1,156,543    316,002    3,904,967
                                                               -------   ----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $17,790   $1,379,965  $ 1,073,894  $ 392,334  $ 3,921,185
                                                               =======   ==========  ===========  =========  ===========

                                                                VANGUARD
                                                                VARIABLE
                                                                INSURANCE
                                                              FUND - EQUITY
                                                             INDEX PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 181,026
 Expenses:
   Asset-based charges......................................       45,705
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      135,321
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      787,370
   Net realized gain distribution from the Portfolios.......      147,874
                                                                ---------
 Net realized gain (loss) on investments....................      935,244
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (224,311)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      710,933
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 846,254
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                1290 VT SOCIALLY            ALL ASSET
                                                                  RESPONSIBLE*         AGGRESSIVE-ALT 25*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   23,204  $   15,509  $   48,895  $   30,912
 Net realized gain (loss) on investments....................    144,467     322,195      23,880      41,847
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     74,433    (332,743)    445,126    (296,469)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    242,104       4,961     517,901    (223,710)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    182,500     159,328   1,495,504   1,494,746
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    509,706     229,937    (704,846)    481,006
 Redemptions for contract benefits and terminations.........   (166,029)    (40,419)    (87,851)   (134,934)
 Contract maintenance charges...............................    (97,511)    (93,127)   (483,376)   (374,307)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    428,666     255,719     219,431   1,466,511
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --          --          --         (11)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    670,770     260,680     737,332   1,242,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,969,983   1,709,303   4,685,815   3,443,025
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,640,753  $1,969,983  $5,423,147  $4,685,815
                                                             ==========  ==========  ==========  ==========

                                                             ALL ASSET GROWTH-ALT 20*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   224,868  $   116,321
 Net realized gain (loss) on investments....................     446,113      643,606
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,046,339   (1,467,945)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,717,320     (708,018)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,820,457    2,762,518
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (926,044)    (930,556)
 Redemptions for contract benefits and terminations.........    (372,208)    (232,188)
 Contract maintenance charges...............................  (1,060,367)    (999,197)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     461,838      600,577
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,179,158     (107,441)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,513,641   17,621,082
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $19,692,799  $17,513,641
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015



                                                               ALL ASSET MODERATE     AMERICAN CENTURY VP MID
                                                                 GROWTH-ALT 15*           CAP VALUE FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  133,365  $   45,299  $   533,716  $   402,993
 Net realized gain (loss) on investments....................     54,196      11,888    2,816,010    2,867,308
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    522,235    (279,742)   5,253,661   (3,905,191)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    709,796    (222,555)   8,603,387     (634,890)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,399,901   2,084,516    4,019,716    3,596,829
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,166,452   1,865,159    6,669,097    2,579,041
 Redemptions for contract benefits and terminations.........    (46,021)     (3,274)  (1,051,933)  (1,406,808)
 Contract maintenance charges...............................   (634,530)   (365,111)  (1,164,862)    (828,781)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,885,802   3,581,290    8,472,018    3,940,281
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --         (20)          --           --
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  3,595,598   3,358,715   17,075,405    3,305,391
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,896,543   2,537,828   33,846,829   30,541,438
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,492,141  $5,896,543  $50,922,234  $33,846,829
                                                             ==========  ==========  ===========  ===========

                                                                 AMERICAN FUNDS
                                                               INSURANCE SERIES(R)
                                                                  GLOBAL SMALL
                                                             CAPITALIZATION FUND/SM/
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (2,520) $   (6,438)
 Net realized gain (loss) on investments....................    439,765     192,439
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (347,616)   (335,896)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     89,629    (149,895)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    799,536     812,034
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (24,235)  1,323,328
 Redemptions for contract benefits and terminations.........   (172,649)    (78,995)
 Contract maintenance charges...............................   (175,699)   (144,758)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    426,953   1,911,609
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --         150
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    516,582   1,761,864
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,590,737   1,828,873
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,107,319  $3,590,737
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AMERICAN FUNDS
                                                             INSURANCE SERIES(R) NEW     AXA 400 MANAGED
                                                                  WORLD FUND(R)            VOLATILITY*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   34,520  $   18,185  $   19,855  $    8,612
 Net realized gain (loss) on investments....................   (421,874)     77,140     229,251     275,786
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    721,997    (328,097)    366,181    (419,615)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    334,643    (232,772)    615,287    (135,217)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,549,169   1,256,174     289,871     299,859
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    566,069   1,477,302     517,998     153,505
 Redemptions for contract benefits and terminations.........   (317,722)   (175,843)   (168,916)    (60,055)
 Contract maintenance charges...............................   (305,618)   (197,133)   (168,540)   (163,399)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,491,898   2,360,500     470,413     229,910
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................        101          49          15         (20)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,826,642   2,127,777   1,085,715      94,673
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,031,502   3,903,725   3,160,005   3,065,332
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,858,144  $6,031,502  $4,245,720  $3,160,005
                                                             ==========  ==========  ==========  ==========

                                                                 AXA 500 MANAGED
                                                                   VOLATILITY*
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   61,127  $   35,101
 Net realized gain (loss) on investments....................    223,172     359,350
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    376,254    (417,425)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    660,553     (22,974)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    593,924     610,036
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    512,631      13,494
 Redemptions for contract benefits and terminations.........   (230,688)   (197,844)
 Contract maintenance charges...............................   (329,444)   (298,532)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    546,423     127,154
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         10         (26)
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,206,986     104,154
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,680,055   5,575,901
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,887,041  $5,680,055
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                AXA 2000 MANAGED           AXA AGGRESSIVE
                                                                   VOLATILITY*               ALLOCATION*
                                                             ----------------------  --------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   14,551  $    1,621  $  1,021,742  $  1,074,465
 Net realized gain (loss) on investments....................     64,440     147,120     7,911,077    11,838,281
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    450,055    (287,236)    2,182,227   (15,516,589)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    529,046    (138,495)   11,115,046    (2,603,843)
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    338,614     306,861     9,864,911    11,598,314
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    340,679    (256,748)   (6,379,303)   (3,036,412)
 Redemptions for contract benefits and terminations.........    (70,223)    (54,269)   (6,325,982)   (7,135,654)
 Contract maintenance charges...............................   (132,706)   (119,767)   (6,222,434)   (6,782,311)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    476,364    (123,923)   (9,062,808)   (5,356,063)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          5         (29)           --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,005,415    (262,447)    2,052,238    (7,959,906)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,283,949   2,546,396   134,821,390   142,781,296
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,289,364  $2,283,949  $136,873,628  $134,821,390
                                                             ==========  ==========  ============  ============

                                                              AXA BALANCED STRATEGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   233,093  $   239,438
 Net realized gain (loss) on investments....................     503,223      277,194
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     792,298     (700,010)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,528,614     (183,378)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,689,508    7,377,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,036,578)     (56,910)
 Redemptions for contract benefits and terminations.........  (1,088,440)    (531,645)
 Contract maintenance charges...............................  (2,488,219)  (2,200,970)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,076,271    4,588,280
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................      14,500           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,619,385    4,404,902
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  24,206,957   19,802,055
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $27,826,342  $24,206,957
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE
                                                                    ALLOCATION*           GROWTH STRATEGY*
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   193,150  $   146,109  $   52,413  $   52,826
 Net realized gain (loss) on investments....................     271,069      521,887      80,088     100,943
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     360,876     (845,099)    148,605    (186,131)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     825,095     (177,103)    281,106     (32,362)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,309,727    2,416,856   1,093,064   1,119,376
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (513,165)     274,828     (60,827)   (399,100)
 Redemptions for contract benefits and terminations.........  (1,811,762)  (3,240,303)   (131,887)    (34,913)
 Contract maintenance charges...............................  (2,279,038)  (2,396,971)   (558,367)   (509,171)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,294,238)  (2,945,590)    341,983     176,192
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,469,143)  (3,122,693)    623,089     143,830
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  33,058,345   36,181,038   5,539,156   5,395,326
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $31,589,202  $33,058,345  $6,162,245  $5,539,156
                                                             ===========  ===========  ==========  ==========

                                                                AXA CONSERVATIVE
                                                                    STRATEGY*
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   22,659  $   19,856
 Net realized gain (loss) on investments....................     14,809       9,627
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     34,505     (37,547)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     71,973      (8,064)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    500,004     491,519
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     71,818     226,181
 Redemptions for contract benefits and terminations.........     (5,164)       (572)
 Contract maintenance charges...............................   (259,962)   (211,809)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    306,696     505,319
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    378,669     497,255
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,426,766   1,929,511
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,805,435  $2,426,766
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA CONSERVATIVE-PLUS        AXA GLOBAL EQUITY
                                                                    ALLOCATION*            MANAGED VOLATILITY*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   211,365  $   178,923  $    731,156  $    769,526
 Net realized gain (loss) on investments....................     829,567    1,363,076     2,379,123     2,541,805
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     484,464   (1,830,737)    2,017,317    (6,051,699)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,525,396     (288,738)    5,127,596    (2,740,368)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,586,697    2,758,833     7,372,294     8,169,950
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     184,299     (938,692)   (7,713,908)   (4,836,417)
 Redemptions for contract benefits and terminations.........  (1,941,637)  (1,994,031)   (6,590,312)   (8,440,293)
 Contract maintenance charges...............................  (2,456,452)  (2,497,174)   (6,420,841)   (6,933,714)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,627,093)  (2,671,064)  (13,352,767)  (12,040,474)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (101,697)  (2,959,802)   (8,225,171)  (14,780,842)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  32,007,291   34,967,093   138,554,356   153,335,198
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $31,905,594  $32,007,291  $130,329,185  $138,554,356
                                                             ===========  ===========  ============  ============

                                                               AXA GROWTH STRATEGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   451,368  $   483,356
 Net realized gain (loss) on investments....................     956,018      668,510
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,592   (1,644,100)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,702,978     (492,234)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   9,991,781   12,659,103
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (853,513)    (129,000)
 Redemptions for contract benefits and terminations.........  (1,639,065)    (590,167)
 Contract maintenance charges...............................  (3,649,848)  (3,254,917)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,849,355    8,685,019
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,552,333    8,192,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  42,615,016   34,422,231
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $50,167,349  $42,615,016
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA INTERNATIONAL CORE      AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*      MANAGED VOLATILITY*
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    (3,638) $  (168,765) $   25,470  $   (4,087)
 Net realized gain (loss) on investments....................    (283,756)     825,718     (55,007)     54,903
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     314,892   (3,571,482)     77,659    (122,244)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      27,498   (2,914,529)     48,122     (71,428)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,875,954    4,816,133     258,850     251,779
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,522,348)  (2,134,981)    324,631     243,715
 Redemptions for contract benefits and terminations.........  (1,718,904)  (4,199,696)    (58,568)    (56,457)
 Contract maintenance charges...............................  (4,689,766)  (4,663,163)    (94,528)    (86,979)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,055,064)  (6,181,707)    430,385     352,058
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --          (6)        (38)
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,027,566)  (9,096,236)    478,501     280,592
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  60,451,548   69,547,784   1,907,564   1,626,972
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $58,423,982  $60,451,548  $2,386,065  $1,907,564
                                                             ===========  ===========  ==========  ==========

                                                              AXA INTERNATIONAL VALUE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    96,419  $  (224,240)
 Net realized gain (loss) on investments....................    (566,385)      22,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     714,364   (2,468,388)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     244,398   (2,669,989)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,989,132    5,848,746
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,294,986)  (2,722,684)
 Redemptions for contract benefits and terminations.........  (3,479,513)  (4,297,302)
 Contract maintenance charges...............................  (4,277,256)  (4,522,794)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,062,623)  (5,694,034)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,818,225)  (8,364,023)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  78,588,076   86,952,099
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $74,769,851  $78,588,076
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                                MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   243,569  $   200,557  $    324,849  $   (374,901)
 Net realized gain (loss) on investments....................     991,539    1,271,936    18,652,326    25,031,513
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,240,905   (1,398,547)   (7,823,777)  (15,570,393)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,476,013       73,946    11,153,398     9,086,219
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     982,906    1,122,716    11,705,743    12,763,098
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (473,431)  (1,068,827)   (8,359,992)  (11,458,516)
 Redemptions for contract benefits and terminations.........    (764,867)  (1,721,411)  (11,398,675)  (12,609,788)
 Contract maintenance charges...............................  (1,222,377)  (1,140,902)  (11,361,414)  (11,933,032)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,477,769)  (2,808,424)  (19,414,338)  (23,238,238)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     998,244   (2,734,478)   (8,260,940)  (14,152,019)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,207,406   28,941,884   240,712,345   254,864,364
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $27,205,650  $26,207,406  $232,451,405  $240,712,345
                                                             ===========  ===========  ============  ============

                                                                 AXA LARGE CAP VALUE
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  4,569,778  $  4,496,527
 Net realized gain (loss) on investments....................    3,020,639     3,031,387
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   44,657,644   (25,638,035)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   52,248,061   (18,110,121)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,649,462    22,622,040
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (15,052,188)  (12,171,376)
 Redemptions for contract benefits and terminations.........  (19,914,582)  (17,817,932)
 Contract maintenance charges...............................  (21,134,859)  (22,236,752)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (35,452,167)  (29,604,020)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   16,795,894   (47,714,141)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  378,299,895   426,014,036
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $395,095,789  $378,299,895
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*       AXA MODERATE ALLOCATION*
                                                             --------------------------  ----------------------------
                                                                 2016          2015          2016           2015
                                                             ------------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  1,576,295  $    689,850  $  3,358,225  $    2,885,676
 Net realized gain (loss) on investments....................    9,980,366    10,016,316    24,708,791      34,899,254
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   19,837,733   (18,646,381)   13,432,298     (50,142,497)
                                                             ------------  ------------  ------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   31,394,394    (7,940,215)   41,499,314     (12,357,567)
                                                             ------------  ------------  ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,864,488    10,810,969    54,789,833      60,269,452
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (8,142,837)   (8,346,675)  (25,133,576)    (29,525,058)
 Redemptions for contract benefits and terminations.........  (10,334,986)  (11,479,935)  (40,504,899)    (42,568,066)
 Contract maintenance charges...............................   (9,349,903)   (9,760,716)  (64,128,120)    (66,845,974)
                                                             ------------  ------------  ------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (17,963,238)  (18,776,357)  (74,976,762)    (78,669,646)
                                                             ------------  ------------  ------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................           --            --       128,898        (120,000)
                                                             ------------  ------------  ------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   13,431,156   (26,716,572)  (33,348,550)    (91,147,213)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  195,057,168   221,773,740   909,641,373   1,000,788,586
                                                             ------------  ------------  ------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $208,488,324  $195,057,168  $876,292,823  $  909,641,373
                                                             ============  ============  ============  ==============

                                                                AXA MODERATE GROWTH
                                                                     STRATEGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   841,738  $   883,989
 Net realized gain (loss) on investments....................   1,381,169    1,409,991
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,978,652   (3,067,544)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,201,559     (773,564)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  18,535,282   21,810,273
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,080,867)  (2,894,715)
 Redemptions for contract benefits and terminations.........  (1,279,426)  (1,274,864)
 Contract maintenance charges...............................  (7,354,661)  (6,812,649)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   7,820,328   10,828,045
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................           5           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  14,021,892   10,054,481
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  82,588,080   72,533,599
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $96,609,972  $82,588,080
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA MODERATE-PLUS      AXA SMARTBETA
                                                                     ALLOCATION*          EQUITY*(D)
                                                             --------------------------  -------------
                                                                 2016          2015          2016
                                                             ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,949,536  $  2,998,874    $    902
 Net realized gain (loss) on investments....................   19,199,584    21,355,990        (146)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    6,017,192   (30,416,499)       (387)
                                                             ------------  ------------    --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   28,166,312    (6,061,635)        369
                                                             ------------  ------------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   33,579,441    34,567,691     146,022
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (11,304,807)  (10,260,685)     38,607
 Redemptions for contract benefits and terminations.........  (19,454,220)  (22,038,648)         --
 Contract maintenance charges...............................  (22,400,885)  (24,056,954)     (3,851)
                                                             ------------  ------------    --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (19,580,471)  (21,788,596)    180,778
                                                             ------------  ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    8,585,841   (27,850,231)    181,147
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  412,421,520   440,271,751          --
                                                             ------------  ------------    --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $421,007,361  $412,421,520    $181,147
                                                             ============  ============    ========

                                                                  AXA/AB SMALL CAP
                                                                       GROWTH*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (187,320) $   (872,288)
 Net realized gain (loss) on investments....................   13,801,123    26,787,935
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,061,831   (31,960,172)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   20,675,634    (6,044,525)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,693,141     8,363,207
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (7,269,008)   (8,954,987)
 Redemptions for contract benefits and terminations.........   (7,441,990)   (9,969,165)
 Contract maintenance charges...............................   (7,212,492)   (7,408,846)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (14,230,349)  (17,969,791)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    6,445,285   (24,014,316)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  186,772,456   210,786,772
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $193,217,741  $186,772,456
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 20, 2016.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                AXA/CLEARBRIDGE LARGE
                                                                     CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (205,482) $   (260,068) $   (99,233) $  (130,225)
 Net realized gain (loss) on investments....................   (1,240,073)    5,924,989     (252,818)   1,582,739
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,750,647    (4,528,855)  (1,594,224)  (3,988,100)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      305,092     1,136,066   (1,946,275)  (2,535,586)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,580,038     7,194,777    3,215,779    3,750,085
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (11,952,270)  (12,934,276)  (2,221,434)  (4,784,961)
 Redemptions for contract benefits and terminations.........   (2,298,184)   (2,922,540)  (1,814,801)  (1,768,750)
 Contract maintenance charges...............................   (2,618,096)   (2,682,081)  (1,823,605)  (2,012,694)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,288,512)  (11,344,120)  (2,644,061)  (4,816,320)
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (10,983,420)  (10,208,054)  (4,590,336)  (7,351,906)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,147,622    94,355,676   42,454,695   49,806,601
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 73,164,202  $ 84,147,622  $37,864,359  $42,454,695
                                                             ============  ============  ===========  ===========

                                                                 AXA/LOOMIS SAYLES
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    15,219  $   (36,076)
 Net realized gain (loss) on investments....................     619,239      248,023
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,089,265    2,295,473
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,723,723    2,507,420
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,933,792    1,304,091
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,096,929     (483,793)
 Redemptions for contract benefits and terminations.........  (1,287,250)    (932,851)
 Contract maintenance charges...............................    (901,691)    (759,674)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,841,780     (872,227)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,565,503    1,635,193
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  25,418,761   23,783,568
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $28,984,264  $25,418,761
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 BLACKROCK GLOBAL     CHARTER/SM/ MULTI-SECTOR
                                                               ALLOCATION V.I. FUND             BOND*
                                                             -----------------------  ------------------------
                                                                 2016        2015         2016         2015
                                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    56,050  $   91,380  $ 1,328,257  $ 1,003,638
 Net realized gain (loss) on investments....................    (687,210)    252,571   (1,311,696)  (1,270,794)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     947,623    (281,268)   2,133,937     (625,415)
                                                             -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     316,463      62,683    2,150,498     (892,571)
                                                             -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     348,252     581,086    7,067,675    6,814,799
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,288,936)   (574,915)  (1,003,558)  (3,012,172)
 Redemptions for contract benefits and terminations.........    (239,295)   (436,735)  (4,330,063)  (3,900,039)
 Contract maintenance charges...............................     (74,102)    (81,360)  (7,168,290)  (7,348,157)
                                                             -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (5,254,081)   (511,924)  (5,434,236)  (7,445,569)
                                                             -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --          --       20,739      (23,000)
                                                             -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,937,618)   (449,241)  (3,262,999)  (8,361,140)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,385,444   9,834,685   86,543,110   94,904,250
                                                             -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 4,447,826  $9,385,444  $83,280,111  $86,543,110
                                                             ===========  ==========  ===========  ===========

                                                               CHARTER/SM/ SMALL CAP
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (17,136) $    12,330
 Net realized gain (loss) on investments....................     487,177      386,736
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     430,630   (1,109,153)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     900,671     (710,087)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     751,514      867,434
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (760,150)    (183,478)
 Redemptions for contract benefits and terminations.........    (689,337)    (376,683)
 Contract maintenance charges...............................    (520,025)    (576,965)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,217,998)    (269,692)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (317,327)    (979,779)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,025,562   12,005,341
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,708,235  $11,025,562
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         CLEARBRIDGE
                                                               CHARTER/SM/ SMALL CAP   VARIABLE MID CAP
                                                                      VALUE*             PORTFOLIO(D)
                                                             ------------------------  ----------------
                                                                 2016         2015           2016
                                                             -----------  -----------  ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   294,133  $    75,303       $   14
 Net realized gain (loss) on investments....................     923,055    1,030,645           77
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,905,861   (5,207,967)         345
                                                             -----------  -----------       ------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,123,049   (4,102,019)         436
                                                             -----------  -----------       ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,722,381    1,862,922        4,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,352,837)    (697,728)          --
 Redemptions for contract benefits and terminations.........  (1,032,261)  (1,387,873)          --
 Contract maintenance charges...............................  (1,467,365)  (1,544,446)         (97)
                                                             -----------  -----------       ------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,130,082)  (1,767,125)       4,653
                                                             -----------  -----------       ------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,992,967   (5,869,144)       5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,094,648   31,963,792           --
                                                             -----------  -----------       ------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,087,615  $26,094,648       $5,089
                                                             ===========  ===========       ======

                                                                 EQ/BLACKROCK BASIC
                                                                    VALUE EQUITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,265,248  $  1,961,888
 Net realized gain (loss) on investments....................    8,969,467     8,277,931
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   21,558,832   (23,808,225)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   32,793,547   (13,568,406)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   12,264,696    13,668,180
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (9,860,608)   (7,965,291)
 Redemptions for contract benefits and terminations.........   (9,447,006)   (8,935,025)
 Contract maintenance charges...............................   (8,625,703)   (8,701,988)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (15,668,621)  (11,934,124)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   17,124,926   (25,502,530)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,843,111   220,345,641
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $211,968,037  $194,843,111
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 20, 2016.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                EQ/BOSTON ADVISORS         EQ/CAPITAL GUARDIAN
                                                                  EQUITY INCOME*                RESEARCH*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   333,159  $   262,261  $    404,875  $    121,138
 Net realized gain (loss) on investments....................   2,128,844    2,379,815     5,003,809     5,081,556
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (102,790)  (3,020,312)    2,371,198    (3,916,741)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,359,213     (378,236)    7,779,882     1,285,953
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,477,442    1,547,170     4,688,874     4,962,900
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (984,626)  (1,256,235)   (5,460,916)    2,738,655
 Redemptions for contract benefits and terminations.........    (828,709)    (707,707)   (5,519,586)   (4,214,267)
 Contract maintenance charges...............................    (762,224)    (803,785)   (4,485,548)   (4,582,325)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,098,117)  (1,220,557)  (10,777,176)   (1,095,037)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --            --            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,261,096   (1,598,793)   (2,997,294)      190,916
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,779,463   20,378,256   109,079,349   108,888,433
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $20,040,559  $18,779,463  $106,082,055  $109,079,349
                                                             ===========  ===========  ============  ============

                                                                 EQ/COMMON STOCK INDEX*
                                                             ------------------------------
                                                                  2016            2015
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   15,468,125  $   13,276,948
 Net realized gain (loss) on investments....................     44,397,340      45,550,451
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     99,844,784     (66,420,997)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    159,710,249      (7,593,598)
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     71,880,389      73,389,185
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (40,196,524)    (31,455,451)
 Redemptions for contract benefits and terminations.........    (65,894,227)    (70,586,105)
 Contract maintenance charges...............................    (82,755,800)    (85,004,784)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (116,966,162)   (113,657,155)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         84,995         168,200
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     42,829,082    (121,082,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,515,802,702   1,636,885,255
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,558,631,784  $1,515,802,702
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             EQ/CONVERTIBLE
                                                             SECURITIES*(D)    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*
                                                             -------------- ------------------------  --------------------------
                                                                  2016          2016         2015         2016          2015
                                                             -------------- -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)...............................     $  317     $   654,031  $   640,423  $  9,370,757  $  9,154,225
 Net realized gain (loss) on investments....................          6         (70,025)      55,854    38,245,368    51,635,577
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (51)         14,802     (620,665)   27,671,628   (57,226,749)
                                                                 ------     -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................        272         598,808       75,612    75,287,753     3,563,053
                                                                 ------     -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................        607       4,079,275    4,274,041    35,746,673    37,176,653
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      8,392         721,953      512,897    (3,028,444)  (14,235,081)
 Redemptions for contract benefits and terminations.........         --      (2,225,369)  (2,648,302)  (26,680,569)  (28,737,556)
 Contract maintenance charges...............................       (545)     (2,746,099)  (2,777,678)  (30,825,758)  (30,430,352)
                                                                 ------     -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      8,454        (170,240)    (639,042)  (24,788,098)  (36,226,336)
                                                                 ------     -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --              --           --         9,261            --
                                                                 ------     -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................      8,726         428,568     (563,430)   50,508,916   (32,663,283)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................         --      52,455,328   53,018,758   710,641,390   743,304,673
                                                                 ------     -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.........................     $8,726     $52,883,896  $52,455,328  $761,150,306  $710,641,390
                                                                 ======     ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/GAMCO MERGERS AND          EQ/GAMCO SMALL
                                                                   ACQUISITIONS*             COMPANY VALUE*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (33,777) $   (35,615) $    438,779  $    432,838
 Net realized gain (loss) on investments....................     815,427      800,349    11,497,248    14,193,401
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     253,253     (442,986)   20,499,239   (23,639,812)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,034,903      321,748    32,435,266    (9,013,573)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,262,912    1,248,542    13,144,702    14,546,446
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (962,796)    (238,301)   (6,071,993)   (7,006,788)
 Redemptions for contract benefits and terminations.........    (401,048)    (455,205)   (4,766,318)   (5,416,880)
 Contract maintenance charges...............................    (496,212)    (494,671)   (5,816,422)   (5,678,896)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (597,144)      60,365    (3,510,031)   (3,556,118)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     437,759      382,113    28,925,235   (12,569,691)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,417,027   14,034,914   143,948,905   156,518,596
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,854,786  $14,417,027  $172,874,140  $143,948,905
                                                             ===========  ===========  ============  ============

                                                               EQ/GLOBAL BOND PLUS*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   288,496  $   (43,082)
 Net realized gain (loss) on investments....................    (241,169)    (456,911)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................       2,577     (266,877)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      49,904     (766,870)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,422,649    1,514,062
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     248,191   (1,691,569)
 Redemptions for contract benefits and terminations.........    (659,549)  (1,303,750)
 Contract maintenance charges...............................  (1,022,729)  (1,048,125)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (11,438)  (2,529,382)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................      38,466   (3,296,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,020,519   20,316,771
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,058,985  $17,020,519
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                                                 GOVERNMENT BOND*             EQUITY INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   377,082  $   247,834  $  6,020,840  $  5,650,414
 Net realized gain (loss) on investments....................     693,294      513,974    (8,440,951)   (1,973,019)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,010,481)    (640,827)    6,543,078   (10,756,200)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................      59,895      120,981     4,122,967    (7,078,805)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,609,382    4,979,433    19,831,390    20,403,002
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  10,362,801    1,444,063    (4,503,043)   (1,974,088)
 Redemptions for contract benefits and terminations.........  (3,476,343)  (2,870,287)  (14,531,820)  (15,310,518)
 Contract maintenance charges...............................  (4,554,261)  (4,687,918)  (17,391,516)  (18,480,530)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   6,941,579   (1,134,709)  (16,594,989)  (15,362,134)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       5,400           --         4,500            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,006,874   (1,013,728)  (12,467,522)  (22,440,939)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  84,225,119   85,238,847   285,117,253   307,558,192
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $91,231,993  $84,225,119  $272,649,731  $285,117,253
                                                             ===========  ===========  ============  ============

                                                               EQ/INVESCO COMSTOCK*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   507,501  $   491,561
 Net realized gain (loss) on investments....................     467,507      898,563
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,676,230   (3,002,888)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,651,238   (1,612,764)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,824,199    2,097,352
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (4,077,037)     246,230
 Redemptions for contract benefits and terminations.........    (801,030)  (1,075,306)
 Contract maintenance charges...............................    (867,923)    (900,350)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,921,791)     367,926
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (270,553)  (1,244,838)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  23,947,435   25,192,273
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $23,676,882  $23,947,435
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                                                  OPPORTUNITIES*                 INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   204,187  $    89,757  $    724,859  $    554,053
 Net realized gain (loss) on investments....................   1,942,732    2,320,971    12,720,627    18,064,248
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,210,295   (3,303,606)   (6,216,885)  (12,845,810)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,357,214     (892,878)    7,228,601     5,772,491
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,227,130    1,922,619     6,727,964     7,161,484
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     920,323    2,367,474    (4,192,093)   (1,515,818)
 Redemptions for contract benefits and terminations.........  (1,797,927)  (2,476,576)   (5,400,891)   (5,896,634)
 Contract maintenance charges...............................  (1,626,290)  (1,534,920)   (5,478,317)   (5,777,822)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (276,764)     278,597    (8,343,337)   (6,028,790)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,080,450     (614,281)   (1,114,736)     (256,299)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  31,835,466   32,449,747   131,468,171   131,724,470
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $37,915,916  $31,835,466  $130,353,435  $131,468,171
                                                             ===========  ===========  ============  ============

                                                                EQ/LARGE CAP VALUE
                                                                      INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   391,871  $   326,561
 Net realized gain (loss) on investments....................   1,452,038    1,749,009
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,396,048   (3,029,371)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,239,957     (953,801)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,784,893    1,768,722
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,607,417    1,038,466
 Redemptions for contract benefits and terminations.........    (579,540)    (656,690)
 Contract maintenance charges...............................    (784,676)    (770,338)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,028,094    1,380,160
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,268,051      426,359
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,576,495   19,150,136
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $24,844,546  $19,576,495
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/MFS INTERNATIONAL
                                                                      GROWTH*               EQ/MID CAP INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   289,861  $   133,032  $    889,402  $    618,281
 Net realized gain (loss) on investments....................     337,809    1,532,904    11,276,930     4,142,515
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      31,862   (1,675,590)    8,768,218    (8,365,728)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     659,532       (9,654)   20,934,550    (3,604,932)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,786,492    3,002,828     7,136,844     7,380,515
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      94,410      580,007    (2,028,757)       13,980
 Redemptions for contract benefits and terminations.........  (1,083,513)  (1,893,213)   (5,368,479)   (4,781,665)
 Contract maintenance charges...............................  (1,434,958)  (1,449,064)   (4,651,659)   (4,650,812)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     362,431      240,558    (4,912,051)   (2,037,982)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --            --            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,021,963      230,904    16,022,499    (5,642,914)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  37,624,667   37,393,763   110,947,775   116,590,689
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,646,630  $37,624,667  $126,970,274  $110,947,775
                                                             ===========  ===========  ============  ============

                                                                  EQ/MONEY MARKET*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (612,518) $   (659,391)
 Net realized gain (loss) on investments....................       (1,696)          312
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        1,672        (2,431)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (612,542)     (661,510)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   70,207,193    77,405,689
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    6,534,771     7,334,982
 Redemptions for contract benefits and terminations.........  (60,398,243)  (72,524,686)
 Contract maintenance charges...............................  (17,608,622)  (18,717,334)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,264,901)   (6,501,349)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       52,304       (52,305)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (1,825,139)   (7,215,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  160,639,139   167,854,303
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $158,814,000  $160,639,139
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/PIMCO ULTRA SHORT
                                                                       BOND*             EQ/QUALITY BOND PLUS*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   226,801  $    57,973  $   441,691  $   401,318
 Net realized gain (loss) on investments....................    (123,493)     (86,263)    (439,636)    (862,433)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     407,127     (176,220)     470,800      369,294
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     510,435     (204,510)     472,855      (91,821)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,699,773    2,810,950    5,339,820    5,062,469
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,589,585)  (1,727,922)     660,154     (101,756)
 Redemptions for contract benefits and terminations.........  (2,348,101)  (1,481,597)  (2,777,119)  (3,454,998)
 Contract maintenance charges...............................  (2,054,342)  (2,141,714)  (5,849,740)  (5,882,579)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,292,255)  (2,540,283)  (2,626,885)  (4,376,864)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................        (311)          --       26,762       (4,962)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,782,131)  (2,744,793)  (2,127,268)  (4,473,647)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  33,788,100   36,532,893   59,025,196   63,498,843
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $31,005,969  $33,788,100  $56,897,928  $59,025,196
                                                             ===========  ===========  ===========  ===========

                                                                  EQ/SMALL COMPANY
                                                                       INDEX*
                                                             -------------------------
                                                                 2016         2015
                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   683,015  $    487,737
 Net realized gain (loss) on investments....................   5,903,453     8,164,460
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   7,804,878   (12,289,217)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  14,391,346    (3,637,020)
                                                             -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,040,312     4,924,510
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,039,255     1,162,433
 Redemptions for contract benefits and terminations.........  (3,297,325)   (2,319,486)
 Contract maintenance charges...............................  (2,586,889)   (2,575,376)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     195,353     1,192,081
                                                             -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --            --
                                                             -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  14,586,699    (2,444,939)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  71,357,715    73,802,654
                                                             -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $85,944,414  $ 71,357,715
                                                             ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              EQ/T. ROWE PRICE GROWTH       EQ/UBS GROWTH &
                                                                      STOCK*                    INCOME*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (251,568) $  (259,198) $    51,646  $    29,743
 Net realized gain (loss) on investments....................   6,348,948    6,362,280      406,609    2,639,675
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (5,466,788)     635,064      629,334   (2,891,098)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     630,592    6,738,146    1,087,589     (221,680)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,013,910    6,696,576      700,450      732,568
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (7,150,233)  11,323,002   (1,372,687)   1,488,633
 Redemptions for contract benefits and terminations.........  (3,572,819)  (2,817,499)    (749,830)    (417,525)
 Contract maintenance charges...............................  (3,244,004)  (2,891,497)    (448,702)    (415,817)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (5,953,146)  12,310,582   (1,870,769)   1,387,859
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,322,554)  19,048,728     (783,180)   1,166,179
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  83,752,029   64,703,301   12,167,265   11,001,086
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $78,429,475  $83,752,029  $11,384,085  $12,167,265
                                                             ===========  ===========  ===========  ===========

                                                              FIDELITY(R) VIP ASSET
                                                                 MANAGER: GROWTH
                                                                    PORTFOLIO
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   15,947  $   14,257
 Net realized gain (loss) on investments....................     57,504     116,511
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (47,615)   (134,182)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     25,836      (3,414)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     80,308      54,935
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    129,552     (98,361)
 Redemptions for contract benefits and terminations.........    (80,162)   (130,521)
 Contract maintenance charges...............................    (36,713)    (40,114)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     92,985    (214,061)
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    118,821    (217,475)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,265,102   1,482,577
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,383,923  $1,265,102
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             FIDELITY(R) VIP CONTRAFUND(R) FIDELITY(R) VIP EQUITY-
                                                                     PORTFOLIO                INCOME PORTFOLIO
                                                             ----------------------------  ----------------------
                                                                 2016           2015          2016        2015
                                                              -----------   ------------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   192,970    $    371,205   $   31,462  $   33,008
 Net realized gain (loss) on investments....................   8,116,959      10,637,114       55,308     101,459
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,189,135)    (11,146,011)     118,925    (182,104)
                                                              -----------   ------------   ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,120,794        (137,692)     205,695     (47,637)
                                                              -----------   ------------   ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,856,134       4,390,616      250,441     180,387
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (7,467,557)       (848,601)     191,162      25,905
 Redemptions for contract benefits and terminations.........  (1,846,205)     (3,261,931)     (76,663)    (79,737)
 Contract maintenance charges...............................  (1,612,155)     (1,559,239)     (41,188)    (35,183)
                                                              -----------   ------------   ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (7,069,783)     (1,279,155)     323,752      91,372
                                                              -----------   ------------   ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (948,989)     (1,416,847)     529,447      43,735
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  86,528,119      87,944,966    1,055,461   1,011,726
                                                              -----------   ------------   ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $85,579,130    $ 86,528,119   $1,584,908  $1,055,461
                                                              ===========   ============   ==========  ==========

                                                                FIDELITY(R) VIP
                                                                GOVERNMENT MONEY
                                                                MARKET PORTFOLIO
                                                             ---------------------
                                                                2016        2015
                                                             ----------  ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $      136  $     110
 Net realized gain (loss) on investments....................         --         --
 Net change in unrealized appreciation (depreciation) of
   investments..............................................         --         --
                                                             ----------  ---------

 Net increase (decrease) in net assets resulting from
   operations...............................................        136        110
                                                             ----------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    306,906    197,108
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    311,130    (35,731)
 Redemptions for contract benefits and terminations.........   (251,329)  (125,157)
 Contract maintenance charges...............................    (32,058)   (38,345)
                                                             ----------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    334,649     (2,125)
                                                             ----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.......................    334,785     (2,015)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    997,475    999,490
                                                             ----------  ---------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,332,260  $ 997,475
                                                             ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             FIDELITY(R) VIP GROWTH &   FIDELITY(R) VIP HIGH
                                                                 INCOME PORTFOLIO         INCOME PORTFOLIO
                                                             -----------------------  -----------------------
                                                                2016         2015        2016         2015
                                                             ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  105,955  $   120,857  $  183,533  $   259,608
 Net realized gain (loss) on investments....................    507,400      743,985    (141,456)    (311,035)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    522,058   (1,074,627)    374,661      (71,837)
                                                             ----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  1,135,413     (209,785)    416,738     (123,264)
                                                             ----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,018,726    1,018,841     236,243      321,320
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      1,633     (267,283)   (205,017)  (1,449,802)
 Redemptions for contract benefits and terminations.........   (457,481)    (418,799)   (136,496)    (343,689)
 Contract maintenance charges...............................   (377,616)    (371,527)    (63,969)     (69,434)
                                                             ----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    185,262      (38,768)   (169,239)  (1,541,605)
                                                             ----------  -----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,320,675     (248,553)    247,499   (1,664,869)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  7,289,120    7,537,673   3,378,581    5,043,450
                                                             ----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,609,795  $ 7,289,120  $3,626,080  $ 3,378,581
                                                             ==========  ===========  ==========  ===========

                                                                 FIDELITY(R) VIP
                                                                 INVESTMENT GRADE
                                                                  BOND PORTFOLIO
                                                             -----------------------
                                                                2016         2015
                                                             ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  203,942  $   196,929
 Net realized gain (loss) on investments....................     (7,636)      60,410
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     51,361     (295,052)
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    247,667      (37,713)
                                                             ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,660,859    2,102,108
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    700,813   (1,960,405)
 Redemptions for contract benefits and terminations.........   (248,596)  (1,007,596)
 Contract maintenance charges...............................   (292,792)    (282,480)
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,820,284   (1,148,373)
                                                             ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,067,951   (1,186,086)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  7,133,949    8,320,035
                                                             ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,201,900  $ 7,133,949
                                                             ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              FIDELITY(R) VIP MID CAP    FIDELITY(R) VIP VALUE
                                                                     PORTFOLIO                 PORTFOLIO
                                                             -------------------------  ----------------------
                                                                 2016         2015         2016        2015
                                                             -----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    36,418  $     19,312  $    5,919  $   16,171
 Net realized gain (loss) on investments....................     747,468     3,306,355    (153,827)    284,278
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,672,951    (3,794,851)    164,236    (303,282)
                                                             -----------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,456,837      (469,184)     16,328      (2,833)
                                                             -----------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,603,919     2,843,143      95,615      97,970
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (271,169)  (11,813,075)   (552,639)     61,477
 Redemptions for contract benefits and terminations.........    (916,173)   (1,603,290)    (53,682)   (406,007)
 Contract maintenance charges...............................    (813,854)     (752,441)    (18,570)    (22,440)
                                                             -----------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     602,723   (11,325,663)   (529,276)   (269,000)
                                                             -----------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,059,560   (11,794,847)   (512,948)   (271,833)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,963,130    32,757,977   1,260,965   1,532,798
                                                             -----------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $24,022,690  $ 20,963,130  $  748,017  $1,260,965
                                                             ===========  ============  ==========  ==========

                                                             FIDELITY(R) VIP VALUE
                                                                 STRATEGIES
                                                                  PORTFOLIO
                                                             --------------------
                                                               2016       2015
                                                             --------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,911   $  3,284
 Net realized gain (loss) on investments....................    4,024     46,089
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   22,758    (60,536)
                                                             --------   --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   29,693    (11,163)
                                                             --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   48,385     30,680
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (31,236)    19,480
 Redemptions for contract benefits and terminations.........  (37,037)   (19,640)
 Contract maintenance charges...............................   (8,624)    (8,967)
                                                             --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (28,512)    21,553
                                                             --------   --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    1,181     10,390
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  333,242    322,852
                                                             --------   --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $334,423   $333,242
                                                             ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              FRANKLIN MUTUAL SHARES   FRANKLIN RISING DIVIDENDS
                                                                     VIP FUND                   VIP FUND
                                                             ------------------------  -------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   174,705  $   332,521  $   556,167  $    565,726
 Net realized gain (loss) on investments....................     937,943    1,413,779    7,469,857     7,550,456
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     396,536   (2,337,146)    (506,598)  (10,135,616)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,509,184     (590,846)   7,519,426    (2,019,434)
                                                             -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     443,595      521,936    3,754,883     4,062,950
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,335,442)    (768,106)  (2,526,362)   (2,101,597)
 Redemptions for contract benefits and terminations.........    (237,029)    (124,704)  (2,375,388)   (2,033,706)
 Contract maintenance charges...............................    (236,971)    (228,463)  (1,875,557)   (1,750,266)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,365,847)    (599,337)  (3,022,424)   (1,822,619)
                                                             -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     143,337   (1,190,183)   4,497,002    (3,842,053)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,351,661   11,541,844   49,523,210    53,365,263
                                                             -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,494,998  $10,351,661  $54,020,212  $ 49,523,210
                                                             ===========  ===========  ===========  ============

                                                                FRANKLIN SMALL CAP
                                                                  VALUE VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    32,979  $    21,145
 Net realized gain (loss) on investments....................     492,702      740,681
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,457,580   (1,197,710)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,983,261     (435,884)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     998,460      833,373
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,470,812     (458,667)
 Redemptions for contract benefits and terminations.........    (330,120)    (156,404)
 Contract maintenance charges...............................    (244,870)    (196,334)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,894,282       21,968
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,877,543     (413,916)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   5,238,989    5,652,905
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,116,532  $ 5,238,989
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID
                                                                  INCOME VIP FUND           CAP VALUE FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   939,925  $ 1,791,236  $    93,746  $   (15,962)
 Net realized gain (loss) on investments....................  (1,283,327)    (161,300)    (685,083)     760,723
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,500,906   (2,867,623)   1,817,658   (1,913,667)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,157,504   (1,237,687)   1,226,321   (1,168,906)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,131,462    3,486,597    1,328,602    1,511,875
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (803,926)     765,825   (1,560,991)     653,791
 Redemptions for contract benefits and terminations.........  (1,333,229)  (1,037,707)    (364,564)    (824,729)
 Contract maintenance charges...............................  (1,515,838)  (1,464,388)    (469,094)    (480,547)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (521,531)   1,750,327   (1,066,047)     860,390
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,635,973      512,640      160,274     (308,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,160,631   28,647,991   10,211,424   10,519,940
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,796,604  $29,160,631  $10,371,698  $10,211,424
                                                             ===========  ===========  ===========  ===========

                                                             INVESCO V.I. DIVERSIFIED
                                                                  DIVIDEND FUND
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   119,716  $   48,269
 Net realized gain (loss) on investments....................     116,530      65,282
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     712,244     (84,879)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     948,490      28,672
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,292,791   1,118,646
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   7,880,854     424,222
 Redemptions for contract benefits and terminations.........    (148,426)    (86,877)
 Contract maintenance charges...............................    (239,776)   (101,274)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   8,785,443   1,354,717
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --          35
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,733,933   1,383,424
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   3,477,353   2,093,929
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,211,286  $3,477,353
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                             INVESCO V.I.
                                                             INVESCO V.I. GLOBAL REAL        INTERNATIONAL
                                                                    ESTATE FUND               GROWTH FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   423,216  $ 1,046,805  $   298,329  $   341,505
 Net realized gain (loss) on investments....................   1,067,703      827,125      352,224    1,242,626
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,057,411)  (2,603,707)    (873,634)  (2,527,271)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     433,508     (729,777)    (223,081)    (943,140)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,148,420    4,774,719    3,323,550    3,983,383
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     115,977      303,717   (1,687,762)     448,720
 Redemptions for contract benefits and terminations.........  (1,156,769)    (885,522)    (732,289)    (834,532)
 Contract maintenance charges...............................  (1,237,069)  (1,214,081)    (931,051)    (876,245)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,870,559    2,978,833      (27,552)   2,721,326
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          81           70          250          400
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,304,148    2,249,126     (250,383)   1,778,586
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  32,762,554   30,513,428   30,483,481   28,704,895
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $35,066,702  $32,762,554  $30,233,098  $30,483,481
                                                             ===========  ===========  ===========  ===========

                                                              INVESCO V.I. MID CAP
                                                                CORE EQUITY FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (8,637) $   (5,944)
 Net realized gain (loss) on investments....................    154,198     339,352
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    245,373    (457,303)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    390,934    (123,895)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    229,895     297,238
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (41,130)   (406,979)
 Redemptions for contract benefits and terminations.........   (104,105)   (185,160)
 Contract maintenance charges...............................    (97,382)    (97,105)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (12,722)   (392,006)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         46          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    378,258    (515,901)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,003,504   3,519,405
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,381,762  $3,003,504
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                                   EQUITY FUND           OPPORTUNITIES
                                                             -----------------------  -------------------
                                                                2016         2015       2016       2015
                                                             ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (8,936) $   (10,192) $ 10,255  $   8,002
 Net realized gain (loss) on investments....................    163,693    1,041,774    30,642     66,058
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    328,155   (1,307,587)   26,829    (92,192)
                                                             ----------  -----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   operations...............................................    482,912     (276,005)   67,726    (18,132)
                                                             ----------  -----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    398,257      495,913    92,945     70,462
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (285,697)     308,850    88,745   (118,236)
 Redemptions for contract benefits and terminations.........   (185,222)     (85,822)   (3,089)   (91,561)
 Contract maintenance charges...............................   (173,018)    (162,699)  (22,958)   (20,090)
                                                             ----------  -----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (245,680)     556,242   155,643   (159,425)
                                                             ----------  -----------  --------  ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --           --        --         --
                                                             ----------  -----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.......................    237,232      280,237   223,369   (177,557)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,376,255    4,096,018   525,446    703,003
                                                             ----------  -----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,613,487  $ 4,376,255  $748,815  $ 525,446
                                                             ==========  ===========  ========  =========

                                                                  IVY VIP ENERGY
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (25,180) $   (42,535)
 Net realized gain (loss) on investments....................  (1,411,935)    (546,896)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   6,511,731   (3,144,450)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   5,074,616   (3,733,881)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,020,029    2,272,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     133,517    1,922,152
 Redemptions for contract benefits and terminations.........    (904,685)    (408,351)
 Contract maintenance charges...............................    (731,962)    (711,827)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     516,899    3,074,779
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --        1,350
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,591,515     (657,752)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,261,490   14,919,242
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $19,853,005  $14,261,490
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,550,404  $ 1,165,551  $   (71,048) $   (87,298)
 Net realized gain (loss) on investments....................  (1,132,886)    (162,745)   1,480,499    3,157,733
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,021,765   (2,489,988)      80,674   (4,925,907)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,439,283   (1,487,182)   1,490,125   (1,855,472)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,200,368    3,684,728    2,389,147    2,975,658
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,828,792    2,117,231   (3,592,415)     527,200
 Redemptions for contract benefits and terminations.........    (907,093)    (773,114)    (732,369)  (1,150,583)
 Contract maintenance charges...............................  (1,190,062)  (1,086,019)    (940,722)    (924,098)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,932,005    3,942,826   (2,876,359)   1,428,177
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         (18)          21           --        1,100
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   8,371,270    2,455,665   (1,386,234)    (426,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,390,112   17,934,447   28,093,633   28,519,828
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $28,761,382  $20,390,112  $26,707,399  $28,093,633
                                                             ===========  ===========  ===========  ===========

                                                                IVY VIP SCIENCE AND
                                                                    TECHNOLOGY
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (60,711) $   (73,140)
 Net realized gain (loss) on investments....................    (785,509)   1,111,758
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     968,324   (2,099,490)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     122,104   (1,060,872)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,035,482    3,170,986
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,158,320)   3,552,080
 Redemptions for contract benefits and terminations.........  (1,044,770)    (585,991)
 Contract maintenance charges...............................    (915,436)    (829,343)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,083,044)   5,307,732
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,960,940)   4,246,860
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,510,800   22,263,940
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $22,549,860  $26,510,800
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                           LAZARD RETIREMENT
                                                                   IVY VIP SMALL           EMERGING MARKETS
                                                                    CAP GROWTH             EQUITY PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (23,690) $   (22,237) $   389,261  $   404,747
 Net realized gain (loss) on investments....................      71,839    1,161,881   (2,201,382)  (1,411,640)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     257,071   (1,250,082)  10,014,015   (8,487,944)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     305,220     (110,438)   8,201,894   (9,494,837)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,056,086      843,457    5,962,153    6,363,281
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,000,537)   2,826,825   (2,692,687)    (168,244)
 Redemptions for contract benefits and terminations.........    (284,498)    (238,526)  (1,179,787)  (1,275,876)
 Contract maintenance charges...............................    (335,708)    (287,813)  (1,849,749)  (1,838,569)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (564,657)   3,143,943      239,930    3,080,592
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         150           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (259,287)   3,033,505    8,441,824   (6,414,245)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,950,701    5,917,196   39,073,665   45,487,910
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,691,414  $ 8,950,701  $47,515,489  $39,073,665
                                                             ===========  ===========  ===========  ===========

                                                               MFS(R) INTERNATIONAL
                                                                  VALUE PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   706,709  $ 1,016,259
 Net realized gain (loss) on investments....................   4,009,011    3,681,049
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,130,374)  (1,260,811)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,585,346    3,436,497
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,058,558    7,540,782
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,601,653    5,123,524
 Redemptions for contract benefits and terminations.........  (2,137,370)  (2,387,655)
 Contract maintenance charges...............................  (2,408,129)  (1,963,590)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   5,114,712    8,313,061
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         734        1,371
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,700,792   11,750,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  69,473,238   57,722,309
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $77,174,030  $69,473,238
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                      MFS(R) MASSACHUSETTS
                                                             MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                     SERIES           STOCK PORTFOLIO(A)(B)
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    7,339  $    8,853  $    2,621  $    4,227
 Net realized gain (loss) on investments....................    257,155     311,678     329,512     169,992
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (59,254)   (329,890)   (210,202)   (214,567)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    205,240      (9,359)    121,931     (40,348)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    191,529     203,246     376,065     260,122
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    134,775      96,571   1,299,093   2,035,102
 Redemptions for contract benefits and terminations.........    (23,154)   (109,458)    (62,743)    (22,952)
 Contract maintenance charges...............................    (89,841)    (71,756)   (124,376)    (76,742)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    213,309     118,603   1,488,039   2,195,530
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................        400          --          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    418,949     109,244   1,609,970   2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,198,630   2,089,386   2,155,182          --
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,617,579  $2,198,630  $3,765,152  $2,155,182
                                                             ==========  ==========  ==========  ==========


                                                             MFS(R) UTILITIES SERIES
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   80,746  $   84,079
 Net realized gain (loss) on investments....................    (97,253)     63,030
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    226,428    (455,157)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    209,921    (308,048)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    287,217     526,930
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    519,242    (184,620)
 Redemptions for contract benefits and terminations.........    (48,633)   (192,830)
 Contract maintenance charges...............................    (52,885)    (61,889)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    704,941      87,591
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --         500
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    914,862    (219,957)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,640,096   1,860,053
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,554,958  $1,640,096
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(b)Units were made available on March 27, 2015.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               MULTIMANAGER AGGRESSIVE       MULTIMANAGER CORE
                                                                       EQUITY*                     BOND*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    (26,322) $ (1,604,859) $ 1,292,251  $ 1,191,254
 Net realized gain (loss) on investments....................   17,475,969    18,378,895     (609,274)    (551,689)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (7,316,937)   (2,344,791)   1,005,455     (723,006)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   10,132,710    14,429,245    1,688,432      (83,441)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   21,173,655    22,690,865    4,664,444    4,625,522
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,676,278)  (10,428,641)    (392,356)  (2,402,831)
 Redemptions for contract benefits and terminations.........  (19,690,818)  (20,525,773)  (2,579,741)  (2,784,242)
 Contract maintenance charges...............................  (22,285,351)  (23,061,558)  (4,677,997)  (4,681,994)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (33,478,792)  (31,325,107)  (2,985,650)  (5,243,545)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       59,399       (52,000)          --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (23,286,683)  (16,947,862)  (1,297,218)  (5,326,986)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  400,685,627   417,633,489   71,011,100   76,338,086
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $377,398,944  $400,685,627  $69,713,882  $71,011,100
                                                             ============  ============  ===========  ===========

                                                               MULTIMANAGER MID CAP
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (69,471) $  (109,360)
 Net realized gain (loss) on investments....................     161,673    3,398,443
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,794,279   (3,804,113)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,886,481     (515,030)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,261,959    2,091,374
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,186,179)    (306,387)
 Redemptions for contract benefits and terminations.........  (1,358,147)  (1,356,684)
 Contract maintenance charges...............................  (2,423,901)  (2,390,878)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,706,268)  (1,962,575)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --          600
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (819,787)  (2,477,005)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  30,608,639   33,085,644
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $29,788,852  $30,608,639
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               MULTIMANAGER MID CAP          MULTIMANAGER
                                                                      VALUE*                  TECHNOLOGY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   277,848  $   160,456  $  (332,970) $  (352,910)
 Net realized gain (loss) on investments....................   2,739,141    2,399,375    9,115,746   13,094,897
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,705,902   (5,330,868)  (1,665,435)  (7,570,893)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   7,722,891   (2,771,037)   7,117,341    5,171,094
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,717,409    2,079,934    5,675,448    5,026,899
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,532,146)  (1,621,322)  (1,663,223)  (4,046,732)
 Redemptions for contract benefits and terminations.........  (1,909,914)  (1,843,466)  (3,888,225)  (4,554,030)
 Contract maintenance charges...............................  (2,002,893)  (2,060,559)  (3,903,058)  (3,931,501)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,727,544)  (3,445,413)  (3,779,058)  (7,505,364)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,995,347   (6,216,450)   3,338,283   (2,334,270)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,455,888   50,672,338   87,587,374   89,921,644
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $47,451,235  $44,455,888  $90,925,657  $87,587,374
                                                             ===========  ===========  ===========  ===========

                                                                NATURAL RESOURCES
                                                                    PORTFOLIO
                                                             -----------------------
                                                                2016         2015
                                                             ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $       --  $        --
 Net realized gain (loss) on investments....................    (43,254)  (3,257,160)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    880,512    1,433,715
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    837,258   (1,823,445)
                                                             ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    236,302      322,975
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    313,219    1,143,861
 Redemptions for contract benefits and terminations.........    (55,343)  (4,463,576)
 Contract maintenance charges...............................    (33,743)     (79,443)
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    460,435   (3,076,183)
                                                             ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         67           83
                                                             ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,297,760   (4,899,545)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,625,955    7,525,500
                                                             ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,923,715  $ 2,625,955
                                                             ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                       PIMCO
                                                              COMMODITYREALRETURN(R)       PIMCO REAL RETURN
                                                                STRATEGY PORTFOLIO             PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    74,031  $   360,773  $   471,361  $   932,846
 Net realized gain (loss) on investments....................  (1,357,961)  (1,069,197)    (817,143)    (552,388)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,514,773   (1,912,720)   1,448,230   (1,140,066)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,230,843   (2,621,144)   1,102,448     (759,608)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,300,602    1,475,903    2,476,743    3,321,536
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (282,892)   1,008,736     (625,994)  (2,761,195)
 Redemptions for contract benefits and terminations.........    (266,704)    (318,138)    (893,655)    (814,993)
 Contract maintenance charges...............................    (468,450)    (492,016)  (1,217,278)  (1,271,009)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     282,556    1,674,485     (260,184)  (1,525,661)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,513,399     (946,659)     842,264   (2,285,269)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,075,775    9,022,434   23,350,709   25,635,978
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 9,589,174  $ 8,075,775  $24,192,973  $23,350,709
                                                             ===========  ===========  ===========  ===========

                                                                PIMCO TOTAL RETURN
                                                                     PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,116,683  $ 3,012,658
 Net realized gain (loss) on investments....................  (1,103,517)     306,202
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,458,494   (3,274,363)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,471,660       44,497
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,259,302    5,714,449
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,994,678)  (1,807,499)
 Redemptions for contract benefits and terminations.........  (2,602,437)  (1,363,790)
 Contract maintenance charges...............................  (2,461,864)  (2,456,350)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,799,677)      86,810
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          15        9,026
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,328,002)     140,333
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  63,431,545   63,291,212
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $62,103,543  $63,431,545
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                               INCOME PORTFOLIO - II    SCIENCES PORTFOLIO - II
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   201,864  $   231,469  $        --  $        --
 Net realized gain (loss) on investments....................   2,867,600    1,327,697     (484,995)   1,385,917
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (703,595)  (3,142,396)    (197,727)    (741,390)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,365,869   (1,583,230)    (682,722)     644,527
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     883,206      729,373      972,445      875,982
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (6,288,329)    (796,960)  (1,677,154)  (1,222,365)
 Redemptions for contract benefits and terminations.........    (923,908)  (1,379,850)    (134,689)    (239,896)
 Contract maintenance charges...............................    (448,373)    (450,816)     (68,973)     (79,461)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (6,777,404)  (1,898,253)    (908,371)    (665,740)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,411,535)  (3,481,483)  (1,591,093)     (21,213)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,057,137   20,538,620    5,989,898    6,011,111
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,645,602  $17,057,137  $ 4,398,805  $ 5,989,898
                                                             ===========  ===========  ===========  ===========

                                                                 TARGET 2015
                                                                 ALLOCATION*
                                                             ------------------
                                                               2016      2015
                                                             --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  4,151  $  2,696
 Net realized gain (loss) on investments....................    3,672       684
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,085    (9,414)
                                                             --------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   14,908    (6,034)
                                                             --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   53,533    22,919
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    7,160   179,183
 Redemptions for contract benefits and terminations.........       --    (5,190)
 Contract maintenance charges...............................  (10,097)   (6,457)
                                                             --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   50,596   190,455
                                                             --------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   65,504   184,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  222,848    38,427
                                                             --------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $288,352  $222,848
                                                             ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                   TARGET 2025            TARGET 2035           TARGET 2045
                                                                   ALLOCATION*            ALLOCATION*           ALLOCATION*
                                                             ----------------------  ---------------------  -------------------
                                                                2016        2015        2016        2015       2016      2015
                                                             ----------  ----------  ----------  ---------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   26,757  $   15,825  $   16,936  $  10,405  $   9,709  $  7,396
 Net realized gain (loss) on investments....................     (5,126)     10,239      (3,749)    10,585    (11,817)   10,844
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    121,584     (51,597)     85,638    (41,736)    55,407   (32,217)
                                                             ----------  ----------  ----------  ---------  ---------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    143,215     (25,533)     98,825    (20,746)    53,299   (13,977)
                                                             ----------  ----------  ----------  ---------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    393,839     349,420     234,831    215,598    185,787   233,261
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    381,300     190,622     192,890   (219,204)   124,475   122,955
 Redemptions for contract benefits and terminations.........     (6,906)   (101,703)       (182)   (20,528)  (134,950)   (9,702)
 Contract maintenance charges...............................    (80,965)    (66,966)    (46,790)   (25,379)   (45,554)  (20,436)
                                                             ----------  ----------  ----------  ---------  ---------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    687,268     371,373     380,749    (49,513)   129,758   326,078
                                                             ----------  ----------  ----------  ---------  ---------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --          --          13         --         (7)      (18)
                                                             ----------  ----------  ----------  ---------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    830,483     345,840     479,587    (70,259)   183,050   312,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,261,227     915,387     863,923    934,182    571,339   259,256
                                                             ----------  ----------  ----------  ---------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,091,710  $1,261,227  $1,343,510  $ 863,923  $ 754,389  $571,339
                                                             ==========  ==========  ==========  =========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                TARGET 2055       TEMPLETON DEVELOPING
                                                               ALLOCATION*(C)       MARKETS VIP FUND
                                                             -----------------  -----------------------
                                                               2016      2015      2016         2015
                                                             --------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,850  $   649  $   52,281  $   149,222
 Net realized gain (loss) on investments....................   14,372      204    (881,957)     548,600
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      568     (593)  2,209,641   (2,539,693)
                                                             --------  -------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   17,790      260   1,379,965   (1,841,871)
                                                             --------  -------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   75,013    5,479   1,263,670    1,329,546
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  132,454   40,360    (136,048)    (400,670)
 Redemptions for contract benefits and terminations.........     (205)      --    (237,831)    (270,579)
 Contract maintenance charges...............................   (6,349)    (512)   (510,574)    (504,905)
                                                             --------  -------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  200,913   45,327     379,217      153,392
                                                             --------  -------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       --       --          80           --
                                                             --------  -------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  218,703   45,587   1,759,262   (1,688,479)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   45,587       --   7,804,218    9,492,697
                                                             --------  -------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $264,290  $45,587  $9,563,480  $ 7,804,218
                                                             ========  =======  ==========  ===========

                                                               TEMPLETON GLOBAL BOND
                                                                     VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (82,649) $ 3,401,050
 Net realized gain (loss) on investments....................  (1,891,254)    (733,997)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,047,797   (4,661,392)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,073,894   (1,994,339)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,971,611    5,974,465
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,363,074)  (5,473,500)
 Redemptions for contract benefits and terminations.........  (1,602,462)  (1,408,496)
 Contract maintenance charges...............................  (2,068,363)  (2,177,477)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,062,288)  (3,085,008)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (988,394)  (5,079,347)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  42,461,283   47,540,630
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $41,472,889  $42,461,283
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on May 26, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD
                                                                      FUND                  ASSETS FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   76,332  $  111,499  $    16,218  $   (24,746)
 Net realized gain (loss) on investments....................     57,829      97,988   (1,327,347)  (1,116,143)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    258,173    (521,605)   5,232,314   (3,080,845)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    392,334    (312,118)   3,921,185   (4,221,734)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    412,123     528,753    1,589,977    1,597,508
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (416,987)   (663,808)     (32,349)     992,203
 Redemptions for contract benefits and terminations.........    (94,273)   (193,181)    (436,893)    (389,830)
 Contract maintenance charges...............................   (229,386)   (227,703)    (614,682)    (598,429)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (328,523)   (555,939)     506,053    1,601,452
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     63,811    (868,057)   4,427,238   (2,620,282)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,512,983   5,381,040    8,559,363   11,179,645
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,576,794  $4,512,983  $12,986,601  $ 8,559,363
                                                             ==========  ==========  ===========  ===========

                                                                VANGUARD VARIABLE
                                                                 INSURANCE FUND -
                                                              EQUITY INDEX PORTFOLIO
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   135,321  $   82,273
 Net realized gain (loss) on investments....................     935,244     517,405
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (224,311)   (563,764)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     846,254      35,914
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     503,413     482,934
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (235,493)     69,255
 Redemptions for contract benefits and terminations.........  (1,606,971)   (102,881)
 Contract maintenance charges...............................    (156,742)   (170,748)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,495,793)    278,560
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (649,539)    314,474
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,903,607   7,589,133
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,254,068  $7,903,607
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE................................     A          --      --        --        --      --        --
1290 VT SOCIALLY RESPONSIBLE................................     B           5      (2)        3         4      (2)        2

ALL ASSET AGGRESSIVE-ALT 25.................................     B          29     (27)        2        27     (12)       15

ALL ASSET GROWTH-ALT 20.....................................     B          39     (17)       22        25     (20)        5

ALL ASSET MODERATE GROWTH-ALT 15............................     B          88     (32)       56       118     (12)      106

AMERICAN CENTURY VP MID CAP VALUE FUND......................  CLASS II     146     (70)       76       130     (83)       47

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  CLASS 4       21     (17)        4        32     (14)       18

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  CLASS 4       84     (51)       33        78     (27)       51

AXA 400 MANAGED VOLATILITY..................................     B           6      (3)        3         5      (4)        1

AXA 500 MANAGED VOLATILITY..................................     B          15     (12)        3        11     (10)        1

AXA 2000 MANAGED VOLATILITY.................................     B          10      (7)        3         3      (5)       (2)

AXA AGGRESSIVE ALLOCATION...................................     A          39     (77)      (38)       62     (62)       --
AXA AGGRESSIVE ALLOCATION...................................     B          21     (40)      (19)       31     (35)       (4)

AXA BALANCED STRATEGY.......................................     B          33     (18)       15        37      (5)       32

AXA CONSERVATIVE ALLOCATION.................................     A          35     (49)      (14)       43     (47)       (4)
AXA CONSERVATIVE ALLOCATION.................................     B           7     (10)       (3)        6     (16)      (10)

AXA CONSERVATIVE GROWTH STRATEGY............................     B           7      (4)        3         6      (5)        1

AXA CONSERVATIVE STRATEGY...................................     B           3      (1)        2         5      (1)        4

AXA CONSERVATIVE-PLUS ALLOCATION............................     A          42     (58)      (16)       27     (42)      (15)
AXA CONSERVATIVE-PLUS ALLOCATION............................     B          16     (19)       (3)        8     (12)       (4)

AXA GLOBAL EQUITY MANAGED VOLATILITY........................     A           6     (12)       (6)        8     (40)      (32)
AXA GLOBAL EQUITY MANAGED VOLATILITY........................     B          12     (55)      (43)       19     (56)      (37)

AXA GROWTH STRATEGY.........................................     B          41     (16)       25        64      (8)       56

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     A           4      (9)       (5)        3      (8)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     B          39     (48)       (9)       38     (74)      (36)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
AXA INTERNATIONAL MANAGED VOLATILITY........................      B         14      (10)        4        6       (4)        2

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................      A         12      (15)       (3)      15      (18)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................      B         30      (52)      (22)      36      (65)      (29)

AXA LARGE CAP CORE MANAGED VOLATILITY.......................      A          4       (3)        1        2       (5)       (3)
AXA LARGE CAP CORE MANAGED VOLATILITY.......................      B         10      (16)       (6)       7      (17)      (10)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................      A          9      (17)       (8)      17      (30)      (13)
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................      B         13      (71)      (58)      19      (83)      (64)

AXA LARGE CAP VALUE MANAGED VOLATILITY......................      A         17     (133)     (116)      28     (131)     (103)
AXA LARGE CAP VALUE MANAGED VOLATILITY......................      B          9      (65)      (56)      14      (56)      (42)

AXA MID CAP VALUE MANAGED VOLATILITY........................      A         16      (73)      (57)      21      (81)      (60)
AXA MID CAP VALUE MANAGED VOLATILITY........................      B          3       (4)       (1)       2       (4)       (2)

AXA MODERATE ALLOCATION.....................................      A         95     (163)      (68)     117     (236)     (119)
AXA MODERATE ALLOCATION.....................................      B         34      (87)      (53)      44      (83)      (39)

AXA MODERATE GROWTH STRATEGY................................      B         77      (25)       52       98      (25)       73

AXA MODERATE-PLUS ALLOCATION................................      A        156     (154)        2      126     (190)      (64)
AXA MODERATE-PLUS ALLOCATION................................      B         57      (87)      (30)      67      (84)      (17)

AXA SMARTBETA EQUITY........................................      B         13       --        13       --       --        --

AXA/AB SMALL CAP GROWTH.....................................      A         32      (54)      (22)      35      (58)      (23)
AXA/AB SMALL CAP GROWTH.....................................      B          7      (24)      (17)       8      (23)      (15)

AXA/CLEARBRIDGE LARGE CAP GROWTH............................      A         28      (32)       (4)      54      (51)        3
AXA/CLEARBRIDGE LARGE CAP GROWTH............................      B         34      (88)      (54)      27      (82)      (55)

AXA/JANUS ENTERPRISE........................................      A          5      (21)      (16)       6      (31)      (25)
AXA/JANUS ENTERPRISE........................................      B         11      (14)       (3)      10      (14)       (4)

AXA/LOOMIS SAYLES GROWTH....................................      A         43      (18)       25       11      (11)       --
AXA/LOOMIS SAYLES GROWTH....................................      B         26      (22)        4        9      (14)       (5)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................  CLASS III     63      (95)      (32)     103     (100)        3

CHARTER/SM/ MULTI-SECTOR BOND...............................      A         16      (29)      (13)       8      (29)      (21)
CHARTER/SM/ MULTI-SECTOR BOND...............................      B         11      (15)       (4)       9      (18)       (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
CHARTER/SM/ SMALL CAP GROWTH................................     B           4      (13)       (9)       9      (10)      (1)

CHARTER/SM/ SMALL CAP VALUE.................................     A           3       (5)       (2)       2       (5)      (3)
CHARTER/SM/ SMALL CAP VALUE.................................     B           3       (9)       (6)       3       (7)      (4)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................  CLASS II      --       --        --       --       --       --

EQ/BLACKROCK BASIC VALUE EQUITY.............................     A          47      (43)        4       77      (62)      15
EQ/BLACKROCK BASIC VALUE EQUITY.............................     B          28      (64)      (36)      24      (51)     (27)

EQ/BOSTON ADVISORS EQUITY INCOME............................     A           6       (8)       (2)       2       (6)      (4)
EQ/BOSTON ADVISORS EQUITY INCOME............................     B          10      (16)       (6)      10      (13)      (3)

EQ/CAPITAL GUARDIAN RESEARCH................................     A          11      (13)       (2)       9       (9)      --
EQ/CAPITAL GUARDIAN RESEARCH................................     B          10      (50)      (40)      48      (50)      (2)

EQ/COMMON STOCK INDEX.......................................     A         174     (238)      (64)     121     (140)     (19)
EQ/COMMON STOCK INDEX.......................................     B          55      (90)      (35)      59     (103)     (44)

EQ/CONVERTIBLE SECURITIES...................................     B          --       --        --       --       --       --

EQ/CORE BOND INDEX..........................................     A          30      (37)       (7)      17      (29)     (12)
EQ/CORE BOND INDEX..........................................     B          29      (21)        8       26      (20)       6

EQ/EQUITY 500 INDEX.........................................     A         305     (412)     (107)     319     (240)      79
EQ/EQUITY 500 INDEX.........................................     B         137     (110)       27      132     (115)      17

EQ/GAMCO MERGERS AND ACQUISITIONS...........................     A           4       (7)       (3)       8       (4)       4
EQ/GAMCO MERGERS AND ACQUISITIONS...........................     B          17      (21)       (4)      16      (16)      --

EQ/GAMCO SMALL COMPANY VALUE................................     A          69      (48)       21       97      (46)      51
EQ/GAMCO SMALL COMPANY VALUE................................     B          46      (70)      (24)      40      (65)     (25)

EQ/GLOBAL BOND PLUS.........................................     A          27      (21)        6       25      (32)      (7)
EQ/GLOBAL BOND PLUS.........................................     B          11       (8)        3        7       (8)      (1)

EQ/INTERMEDIATE GOVERNMENT BOND.............................     A         110      (79)       31       67      (62)       5
EQ/INTERMEDIATE GOVERNMENT BOND.............................     B          38      (23)       15       11      (16)      (5)

EQ/INTERNATIONAL EQUITY INDEX...............................     A         147     (167)      (20)     129     (130)      (1)
EQ/INTERNATIONAL EQUITY INDEX...............................     B          33      (50)      (17)      44      (34)      10

EQ/INVESCO COMSTOCK.........................................     A           9      (29)      (20)      24      (25)      (1)
EQ/INVESCO COMSTOCK.........................................     B           6      (12)       (6)      11       (9)       2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES.............................        A             9       (7)      2         11       (2)
EQ/JPMORGAN VALUE OPPORTUNITIES.............................        B            21      (27)     (6)        23      (26)

EQ/LARGE CAP GROWTH INDEX...................................        A            15      (10)      5         18       (8)
EQ/LARGE CAP GROWTH INDEX...................................        B            43      (94)    (51)        46      (87)

EQ/LARGE CAP VALUE INDEX....................................        A            43      (32)     11         27      (25)
EQ/LARGE CAP VALUE INDEX....................................        B            25      (17)      8         29      (16)

EQ/MFS INTERNATIONAL GROWTH.................................        B            32      (34)     (2)        39      (41)

EQ/MID CAP INDEX............................................        A            27      (19)      8         26      (14)
EQ/MID CAP INDEX............................................        B            28      (47)    (19)        34      (42)

EQ/MONEY MARKET.............................................        A         3,537   (3,387)    150      3,350   (3,047)
EQ/MONEY MARKET.............................................        B           670     (653)     17        545     (532)

EQ/PIMCO ULTRA SHORT BOND...................................        A            10      (30)    (20)        24      (35)
EQ/PIMCO ULTRA SHORT BOND...................................        B            20      (31)    (11)        13      (25)

EQ/QUALITY BOND PLUS........................................        A            32      (37)     (5)        25      (39)
EQ/QUALITY BOND PLUS........................................        B            14      (17)     (3)        16      (21)

EQ/SMALL COMPANY INDEX......................................        A            38      (31)      7         35      (23)
EQ/SMALL COMPANY INDEX......................................        B            15       (8)      7         13       (8)

EQ/T. ROWE PRICE GROWTH STOCK...............................        A           129      (90)     39         96      (26)
EQ/T. ROWE PRICE GROWTH STOCK...............................        B            37      (78)    (41)        96      (40)

EQ/UBS GROWTH & INCOME......................................        B             8      (20)    (12)        28      (20)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............. SERVICE CLASS 2      3       (4)     (1)         3       (5)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2     60      (92)    (32)        75      (74)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2     16       (4)     12         10       (5)

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO........... SERVICE CLASS 2     56      (50)      6         32      (38)

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO................... SERVICE CLASS 2     24      (21)      3         21      (14)

FIDELITY(R) VIP HIGH INCOME PORTFOLIO....................... SERVICE CLASS 2     16      (14)      2         28      (30)

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............. SERVICE CLASS 2    151      (87)     64        232     (109)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
EQ/JPMORGAN VALUE OPPORTUNITIES.............................      9
EQ/JPMORGAN VALUE OPPORTUNITIES.............................     (3)

EQ/LARGE CAP GROWTH INDEX...................................     10
EQ/LARGE CAP GROWTH INDEX...................................    (41)

EQ/LARGE CAP VALUE INDEX....................................      2
EQ/LARGE CAP VALUE INDEX....................................     13

EQ/MFS INTERNATIONAL GROWTH.................................     (2)

EQ/MID CAP INDEX............................................     12
EQ/MID CAP INDEX............................................     (8)

EQ/MONEY MARKET.............................................    303
EQ/MONEY MARKET.............................................     13

EQ/PIMCO ULTRA SHORT BOND...................................    (11)
EQ/PIMCO ULTRA SHORT BOND...................................    (12)

EQ/QUALITY BOND PLUS........................................    (14)
EQ/QUALITY BOND PLUS........................................     (5)

EQ/SMALL COMPANY INDEX......................................     12
EQ/SMALL COMPANY INDEX......................................      5

EQ/T. ROWE PRICE GROWTH STOCK...............................     70
EQ/T. ROWE PRICE GROWTH STOCK...............................     56

EQ/UBS GROWTH & INCOME......................................      8

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.............     (2)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................      1

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................      5

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO...........     (6)

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................      7

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.......................     (2)

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.............    123

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2    61      (35)      26        78      (67)

FIDELITY(R) VIP VALUE PORTFOLIO............................. SERVICE CLASS 2     5       (5)      --         7       (4)

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.................. SERVICE CLASS 2     1       (2)      (1)        2       (1)

FRANKLIN MUTUAL SHARES VIP FUND.............................     CLASS 2        13      (20)      (7)       20      (17)

FRANKLIN RISING DIVIDENDS VIP FUND..........................     CLASS 2        56      (72)     (16)       36      (47)

FRANKLIN SMALL CAP VALUE VIP FUND...........................     CLASS 2        74      (34)      40        53      (34)

FRANKLIN STRATEGIC INCOME VIP FUND..........................     CLASS 2        41      (46)      (5)       52      (38)

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES     12      (18)      (6)       23      (19)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II      488      (70)     418       139      (52)

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      103      (68)      35       131      (80)

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II      110      (87)      23       176     (122)

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II        7       (5)       2        12      (10)

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II        5       (7)      (2)        9       (5)

IVY VIP DIVIDEND OPPORTUNITIES..............................  COMMON SHARES     13      (12)       1         9      (11)

IVY VIP ENERGY..............................................  COMMON SHARES    101      (66)      35       117      (73)

IVY VIP HIGH INCOME.........................................  COMMON SHARES    210     (116)      94       222      (83)

IVY VIP MID CAP GROWTH......................................  COMMON SHARES     41      (57)     (16)       65      (52)

IVY VIP SCIENCE AND TECHNOLOGY..............................  COMMON SHARES     73      (96)     (23)      120      (67)

IVY VIP SMALL CAP GROWTH....................................  COMMON SHARES     28      (31)      (3)       38      (12)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO......... SERVICE SHARES    281     (190)      91       252     (145)

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  SERVICE CLASS    253     (146)     107       233     (116)

MFS(R) INVESTORS TRUST SERIES...............................  SERVICE CLASS      6       (4)       2         3       (2)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  SERVICE CLASS     10       (4)       6        15       (2)

MFS(R) UTILITIES SERIES.....................................  SERVICE CLASS     44      (15)      29        49      (41)

MULTIMANAGER AGGRESSIVE EQUITY..............................        A           15      (59)     (44)        9      (52)
MULTIMANAGER AGGRESSIVE EQUITY..............................        B            6      (22)     (16)        9      (18)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
FIDELITY(R) VIP MID CAP PORTFOLIO...........................     11

FIDELITY(R) VIP VALUE PORTFOLIO.............................      3

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO..................      1

FRANKLIN MUTUAL SHARES VIP FUND.............................      3

FRANKLIN RISING DIVIDENDS VIP FUND..........................    (11)

FRANKLIN SMALL CAP VALUE VIP FUND...........................     19

FRANKLIN STRATEGIC INCOME VIP FUND..........................     14

GOLDMAN SACHS VIT MID CAP VALUE FUND........................      4

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     87

INVESCO V.I. GLOBAL REAL ESTATE FUND........................     51

INVESCO V.I. INTERNATIONAL GROWTH FUND......................     54

INVESCO V.I. MID CAP CORE EQUITY FUND.......................      2

INVESCO V.I. SMALL CAP EQUITY FUND..........................      4

IVY VIP DIVIDEND OPPORTUNITIES..............................     (2)

IVY VIP ENERGY..............................................     44

IVY VIP HIGH INCOME.........................................    139

IVY VIP MID CAP GROWTH......................................     13

IVY VIP SCIENCE AND TECHNOLOGY..............................     53

IVY VIP SMALL CAP GROWTH....................................     26

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........    107

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................    117

MFS(R) INVESTORS TRUST SERIES...............................      1

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......     13

MFS(R) UTILITIES SERIES.....................................      8

MULTIMANAGER AGGRESSIVE EQUITY..............................    (43)
MULTIMANAGER AGGRESSIVE EQUITY..............................     (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                             2016                        2015
                                                                                  --------------------------  ----------------
                                                                                   UNITS   UNITS      NET      UNITS   UNITS
                                                                                  ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                                 SHARE CLASS      (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             -------------------- ------- -------- ---------- ------- --------
MULTIMANAGER CORE BOND......................................          A              36      (26)      10        17      (25)
MULTIMANAGER CORE BOND......................................          B              31      (43)     (12)       21      (44)

MULTIMANAGER MID CAP GROWTH.................................          A              --       (3)      (3)        1       (3)
MULTIMANAGER MID CAP GROWTH.................................          B               9      (18)      (9)       10      (16)

MULTIMANAGER MID CAP VALUE..................................          A               4       (5)      (1)        3       (6)
MULTIMANAGER MID CAP VALUE..................................          B               5      (22)     (17)        7      (17)

MULTIMANAGER TECHNOLOGY.....................................          A              25      (27)      (2)        7       (8)
MULTIMANAGER TECHNOLOGY.....................................          B              23      (40)     (17)       19      (49)

NATURAL RESOURCES PORTFOLIO.................................       CLASS II          40      (24)      16       292     (347)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............    ADVISOR CLASS        27      (23)       4        42      (19)

PIMCO REAL RETURN PORTFOLIO.................................    ADVISOR CLASS        78      (94)     (16)       70      (75)

PIMCO TOTAL RETURN PORTFOLIO................................    ADVISOR CLASS       161     (176)     (15)      173     (199)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................       CLASS II          21      (65)     (44)       16      (28)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................       CLASS II          53      (39)      14        52      (34)

TARGET 2015 ALLOCATION......................................          B               3       (1)       2        11       (1)

TARGET 2025 ALLOCATION......................................          B              26       (6)      20        25      (22)

TARGET 2035 ALLOCATION......................................          B              11       (5)       6        12       (6)

TARGET 2045 ALLOCATION......................................          B               6       (7)      (1)        8       (1)

TARGET 2055 ALLOCATION......................................          B               2       --        2        --       --

TEMPLETON DEVELOPING MARKETS VIP FUND.......................       CLASS 2           29      (26)       3        25      (23)

TEMPLETON GLOBAL BOND VIP FUND..............................       CLASS 2          100     (100)      --       142     (128)

TEMPLETON GROWTH VIP FUND...................................       CLASS 2            6       (8)      (2)        7      (10)

VANECK VIP GLOBAL HARD ASSETS FUND..........................    CLASS S SHARES       84      (76)       8        55      (35)

VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO.. INVESTOR SHARE CLASS     6      (12)      (6)        5       (4)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
MULTIMANAGER CORE BOND......................................     (8)
MULTIMANAGER CORE BOND......................................    (23)

MULTIMANAGER MID CAP GROWTH.................................     (2)
MULTIMANAGER MID CAP GROWTH.................................     (6)

MULTIMANAGER MID CAP VALUE..................................     (3)
MULTIMANAGER MID CAP VALUE..................................    (10)

MULTIMANAGER TECHNOLOGY.....................................     (1)
MULTIMANAGER TECHNOLOGY.....................................    (30)

NATURAL RESOURCES PORTFOLIO.................................    (55)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............     23

PIMCO REAL RETURN PORTFOLIO.................................     (5)

PIMCO TOTAL RETURN PORTFOLIO................................    (26)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................    (12)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................     18

TARGET 2015 ALLOCATION......................................     10

TARGET 2025 ALLOCATION......................................      3

TARGET 2035 ALLOCATION......................................      6

TARGET 2045 ALLOCATION......................................      7

TARGET 2055 ALLOCATION......................................     --

TEMPLETON DEVELOPING MARKETS VIP FUND.......................      2

TEMPLETON GLOBAL BOND VIP FUND..............................     14

TEMPLETON GROWTH VIP FUND...................................     (3)

VANECK VIP GLOBAL HARD ASSETS FUND..........................     20

VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO..      1

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.


                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year or period ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value
   .   Target 2015 Allocation
   .   Target 2025 Allocation
   .   Target 2035 Allocation
   .   Target 2045 Allocation
   .   Target 2055 Allocation/(12)/

     BLACKROCK VARIABLE SERIES FUNDS, INC.
   .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA SmartBeta Equity/(13)/
   .   AXA/AB Small Cap Growth
   .   AXA/Clearbridge Large Cap Growth/(2)/
   .   AXA/Janus Enterprise/(3)/
   .   AXA/Loomis Sayles Growth
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities/(13)/
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   EQ/GAMCO Mergers And Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Asset Manager: Growth Portfolio
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Equity-Income Portfolio
   .   Fidelity(R) VIP Government Money Market Portfolio
   .   Fidelity(R) VIP Growth & Income Portfolio
   .   Fidelity(R) VIP High Income Portfolio
   .   Fidelity(R) VIP Investment Grade Bond Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio
   .   Fidelity(R) VIP Value Portfolio
   .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Franklin Mutual Shares VIP Fund
   .   Franklin Rising Dividends VIP Fund
   .   Franklin Small Cap Value VIP Fund
   .   Franklin Strategic Income VIP Fund
   .   Templeton Developing Markets VIP Fund
   .   Templeton Global Bond VIP Fund
   .   Templeton Growth VIP Fund


     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Dividend Opportunities/(4)/
   .   Ivy VIP Energy/(5)/
   .   Ivy VIP High Income/(6)/
   .   Ivy VIP Mid Cap Growth/(7)/
   .   Ivy VIP Science And Technology/(8)/
   .   Ivy VIP Small Cap Growth/(9)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   .   Clearbridge Variable Mid Cap Portfolio/(13)/

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(11)/
   .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
   .   T. Rowe Price Equity Income Portfolio - II
   .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
   .   Natural Resources Portfolio

     VAN ECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(10)/

     VANGUARD VARIABLE INSURANCE FUND
   .   Vanguard Variable Insurance Fund -- Equity Index Portfolio

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Wells Fargo Omega Growth.
   (3)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (4)Formerly known as IVY Funds VIP Dividend Opportunities.
   (5)Formerly known as IVY Funds VIP Energy.
   (6)Formerly known as IVY Funds VIP High Income.
   (7)Formerly known as IVY Funds VIP Mid Cap Growth.
   (8)Formerly known as IVY Funds VIP Science and Technology.

   (9)Formerly known as IVY Funds VIP Small Cap Growth.
  (10)Formerly known as Van Eck VIP Global Hard Assets Fund.
  (11)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

  (12)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (13)Units were made available on May 20, 2016. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the period ended December 31, 2016, and a Statement of Changes in Net Assets for the period ended December 31, 2016.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

3. Fair Value Disclosures (Concluded)


   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Socially Responsible................................ $   926,361 $   421,614
All Asset Aggressive-Alt 25.................................   2,292,972   1,971,625
All Asset Growth-Alt 20.....................................   3,376,512   2,279,684
All Asset Moderate Growth-Alt 15............................   4,184,060   1,094,826
American Century VP Mid Cap Value Fund......................  19,606,444   8,784,177
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   2,113,149     992,191
American Funds Insurance Series(R) New World Fund(R)........   3,589,631   2,063,063
AXA 400 Managed Volatility..................................   1,208,511     545,058
AXA 500 Managed Volatility..................................   2,668,738   2,011,071
AXA 2000 Managed Volatility.................................   1,641,795   1,096,254
AXA Aggressive Allocation...................................  16,322,424  18,196,611
AXA Balanced Strategy.......................................   5,081,315   2,603,440
AXA Conservative Allocation.................................   4,984,224   6,671,706
AXA Conservative Growth Strategy............................   1,023,121     601,119
AXA Conservative Strategy...................................     502,579     166,223
AXA Conservative-Plus Allocation............................   8,357,158   8,925,666
AXA Global Equity Managed Volatility........................   4,735,652  17,357,263
AXA Growth Strategy.........................................   7,194,068   2,527,863
AXA International Core Managed Volatility...................   6,018,473   8,077,175
AXA International Managed Volatility........................   1,522,469   1,066,614
AXA International Value Managed Volatility..................   5,998,697   9,964,901
AXA Large Cap Core Managed Volatility.......................   2,396,798   3,379,773
AXA Large Cap Growth Managed Volatility.....................  14,380,750  25,619,362
AXA Large Cap Value Managed Volatility......................  10,761,699  41,587,261
AXA Mid Cap Value Managed Volatility........................   6,291,704  22,678,647
AXA Moderate Allocation.....................................  49,848,986  93,795,333
AXA Moderate Growth Strategy................................  13,053,489   3,772,396
AXA Moderate-Plus Allocation................................  41,220,944  40,241,291
AXA SmartBeta Equity........................................     199,592      17,912
AXA/AB Small Cap Growth.....................................  18,670,382  20,655,997
AXA/Clearbridge Large Cap Growth............................   7,977,259  19,110,138
AXA/Janus Enterprise........................................   3,223,384   5,949,333
AXA/Loomis Sayles Growth....................................   9,638,587   7,168,414
BlackRock Global Allocation V.I. Fund.......................   1,907,081   7,105,112
Charter/SM/ Multi-Sector Bond...............................   6,372,189  10,485,930
Charter/SM/ Small Cap Growth................................     801,357   1,841,967
Charter/SM/ Small Cap Value.................................   1,683,508   3,519,457
Clearbridge Variable Mid cap Portfolio......................       4,835          96
EQ/BlackRock Basic Value Equity.............................  16,216,385  29,619,758
EQ/Boston Advisors Equity Income............................   5,198,921   3,930,376

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                                   PURCHASES      SALES
                                                                  ------------ ------------
EQ/Capital Guardian Research..................................... $  4,123,976 $ 14,496,277
EQ/Common Stock Index............................................   48,930,539  151,795,001
EQ/Convertible Securities........................................        9,309          538
EQ/Core Bond Index...............................................    9,072,014    8,588,223
EQ/Equity 500 Index..............................................  121,587,704  127,530,852
EQ/GAMCO Mergers and Acquisitions................................    3,242,696    3,136,233
EQ/GAMCO Small Company Value.....................................   21,280,709   18,892,087
EQ/Global Bond Plus..............................................    3,641,781    3,325,448
EQ/Intermediate Government Bond..................................   25,335,325   18,095,150
EQ/International Equity Index....................................   18,982,263   29,625,305
EQ/Invesco Comstock..............................................    2,285,854    5,700,144
EQ/JPMorgan Value Opportunities..................................    7,356,415    7,428,992
EQ/Large Cap Growth Index........................................   16,108,571   17,009,499
EQ/Large Cap Value Index.........................................    7,704,349    4,598,388
EQ/MFS International Growth......................................    4,935,297    4,211,994
EQ/Mid Cap Index.................................................   15,520,138   13,353,820
EQ/Money Market..................................................  182,282,244  175,655,354
EQ/PIMCO Ultra Short Bond........................................    3,875,746    6,938,310
EQ/Quality Bond Plus.............................................    7,418,397    9,590,499
EQ/Small Company Index...........................................   14,688,955    8,885,856
EQ/T. Rowe Price Growth Stock....................................   12,701,458   17,508,559
EQ/UBS Growth & Income...........................................    1,625,983    3,159,393
Fidelity(R) VIP Asset Manager: Growth Portfolio..................      350,126      224,357
Fidelity(R) VIP Contrafund(R) Portfolio..........................   15,167,287   15,192,581
Fidelity(R) VIP Equity-Income Portfolio..........................      597,160      170,298
Fidelity(R) VIP Government Money Market Portfolio................    1,008,737      673,952
Fidelity(R) VIP Growth & Income Portfolio........................    2,841,117    2,100,193
Fidelity(R) VIP High Income Portfolio............................    1,396,642    1,382,348
Fidelity(R) VIP Investment Grade Bond Portfolio..................    4,856,352    2,829,122
Fidelity(R) VIP Mid Cap Portfolio................................    6,602,032    4,698,608
Fidelity(R) VIP Value Portfolio..................................      542,659    1,062,771
Fidelity(R) VIP Value Strategies Portfolio.......................       60,033       85,634
Franklin Mutual Shares VIP Fund..................................    2,218,306    2,601,045
Franklin Rising Dividends VIP Fund...............................   17,312,486   13,604,245
Franklin Small Cap Value VIP Fund................................    6,765,026    1,938,980
Franklin Strategic Income VIP Fund...............................    6,257,741    5,839,347
Goldman Sachs VIT Mid Cap Value Fund.............................    1,938,403    2,905,272
Invesco V.I. Diversified Dividend Fund...........................   10,515,836    1,610,677
Invesco V.I. Global Real Estate Fund.............................    9,144,095    6,173,832
Invesco V.I. International Growth Fund...........................    6,110,567    5,839,540
Invesco V.I. Mid Cap Core Equity Fund............................      908,311      713,185
Invesco V.I. Small Cap Equity Fund...............................      994,605      924,609
Ivy VIP Dividend Opportunities...................................    1,001,722      789,781
Ivy VIP Energy...................................................    6,152,066    5,660,347
Ivy VIP High Income..............................................   14,827,719    8,345,311
Ivy VIP Mid Cap Growth...........................................    5,189,555    6,656,369
Ivy VIP Science And Technology...................................    7,600,292   10,792,471
Ivy VIP Small Cap Growth.........................................    3,580,999    3,212,455
MFS(R) Massachusetts Investors Growth Stock Portfolio /(11)/.....   12,332,780   11,703,589
MFS(R) International Value Portfolio.............................   22,145,898   14,536,733
MFS(R) Investors Trust Series....................................    1,185,873      694,990
MFS(R) Massachusetts Investors Growth Stock Portfolio............    2,535,218      699,863
MFS(R) Utilities Series..........................................    1,384,222      547,251
Multimanager Aggressive Equity...................................    5,467,359   39,172,162

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Core Bond...................................... $ 9,780,108 $11,402,827
Multimanager Mid Cap Growth.................................   2,584,871   4,707,562
Multimanager Mid Cap Value..................................   2,018,717   6,468,413
Multimanager Technology.....................................  12,643,761  12,227,269
Natural Resources Portfolio.................................   1,242,443     781,857
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   1,883,935   1,527,348
PIMCO Real Return Portfolio.................................   6,981,535   6,770,358
PIMCO Total Return Portfolio................................  15,609,793  17,292,772
T. Rowe Price Equity Income Portfolio - II..................   5,051,872  10,457,040
T. Rowe Price Health Sciences Portfolio - II................   2,705,818   3,579,315
Target 2015 Allocation......................................      77,548      17,298
Target 2025 Allocation......................................     874,723     160,698
Target 2035 Allocation......................................     587,053     189,367
Target 2045 Allocation......................................     350,340     210,873
Target 2055 Allocation......................................     247,608      29,292
Templeton Developing Markets VIP Fund.......................   2,667,685   2,236,187
Templeton Global Bond VIP Fund..............................   6,688,155   8,798,390
Templeton Growth VIP Fund...................................     953,092   1,034,219
VanEck VIP Global Hard Assets Fund..........................   6,207,621   5,685,350
Vanguard Variable Insurance Fund -- Equity Index Portfolio..   1,444,125   2,656,723

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account.

   The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                     SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES  MFS(R) MASSACHUSETTS INVESTORS
                                                                GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Service Class                                 155,075                         125,479
Value -- Service Class    $                               14.33 $                         17.71
Net Assets Before Merger  $                           2,222,226 $                            --
Net Assets After Merger   $                                  -- $                     2,222,226
Unrealized Loss           $                             113,152 $                            --

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                        MORTALITY AND
                                                        EXPENSE RISKS      MORTALITY   ADMINISTRATIVE     TOTAL
                                                        -------------     ---------    --------------     ------

Accumulator Life.......................................    varies/(b)(d)/  varies/(b)/     varies/(b)(f)/ varies

Incentive Life, Champion 2000..........................     0.60%/(a)/         --              --          0.60%

Incentive Life 2000, Incentive Life 1999, Incentive
 Life Plus.............................................     0.60%/(l)(o)/      --              --          0.60%

Incentive Life '02.....................................    varies/(b)(g)/      --              --          0.80%

Incentive Life '06.....................................     0.85%/(b)(e)/      --              --          0.85%

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                                         MORTALITY AND
                                                         EXPENSE RISKS       MORTALITY    ADMINISTRATIVE TOTAL
                                                        -------------        ---------    -------------- -----

Survivorship Incentive Life '02........................     0.90%/(b)(m)/         --             --      0.90%

Paramount Life.........................................     0.60%/(a)/            --             --      0.60%

Incentive Life Plus Original Series....................     0.60%/(b)(l)/         --             --      0.60%

Incentive Life COLI....................................     0.60%/(b)/            --             --      0.60%

Incentive Life COLI '04................................     0.75%/(b)(c)/         --             --      0.75%

Survivorship Incentive Life 1999.......................     0.60%/(a)/            --             --      0.60%

Survivorship 2000......................................     0.90%/(a)/            --             --      0.90%

IL Legacy..............................................     1.75%/(b)(h)/         --             --      1.75%

IL Legacy II...........................................     0.85%/(b)(i)(l)/      --             --      0.85%

IL Legacy III..........................................     0.85%/(b)(i)(l)/      --             --      0.85%

IL Protector...........................................     0.80%/(a)/            --             --      0.80%

SP-Flex................................................     0.85%/(a)/         0.60%/(a)/     0.35%/(a)/ 1.80%

Incentive Life(R) Optimizer............................     0.85%/(b)(e)(l)/      --             --      0.85%

Incentive Life Optimizer II............................     0.85%/(b)(e)(l)/      --             --      0.85%

Incentive Life Optimizer III...........................     0.60%/(b)(e)(l)/      --             --      0.60%

Survivorship Incentive Life(R) Legacy..................     0.55%/(b)(j)/         --             --      0.55%

Corporate Owned Incentive Life(R)......................     0.35%/(b)(k)(l)/      --             --      0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)


   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, Incentive Life Optimizer II and Incentive Life Optimizer III mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
CHARGES                                      IS DEDUCTED                           AMOUNT DEDUCTED
-------                                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW- $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of
                                                                the policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW- $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class A       $284.69          --                --          --        9.96%
      Highest contract charge 0.00% Class A      $284.69          --                --          --        9.96%
      All contract charges                            --           1            $  201        1.28%         --
2015  Lowest contract charge 0.00% Class A       $258.91          --                --          --        0.47%
      Highest contract charge 0.00% Class A      $258.91          --                --          --        0.47%
      All contract charges                            --           1            $  216        1.07%         --
2014  Lowest contract charge 0.00% Class A       $257.71          --                --          --       13.61%
      Highest contract charge 0.00% Class A      $257.71          --                --          --       13.61%
      All contract charges                            --           1            $  177        0.84%         --
2013  Lowest contract charge 0.00% Class A       $226.84          --                --          --       34.33%
      Highest contract charge 0.00% Class A      $226.84          --                --          --       34.33%
      All contract charges                            --           1            $  164        0.78%         --
2012  Lowest contract charge 0.00% Class A       $168.87          --                --          --       16.74%
      Highest contract charge 0.00% Class A      $168.87          --                --          --       16.74%
      All contract charges                            --           1            $  102        1.03%         --
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class B       $178.36          --                --          --        9.96%
      Highest contract charge 0.90% Class B      $152.42          --                --          --        8.96%
      All contract charges                            --          14            $2,297        1.28%         --
2015  Lowest contract charge 0.00% Class B       $162.21          --                --          --        0.48%
      Highest contract charge 0.90% Class B      $139.88          --                --          --       (0.43)%
      All contract charges                            --          11            $1,624        1.07%         --
2014  Lowest contract charge 0.00% Class B       $161.44          --                --          --       13.61%
      Highest contract charge 0.80% Class B      $142.67          --                --          --       12.70%
      All contract charges                            --           9            $1,403        0.84%         --
2013  Lowest contract charge 0.00% Class B       $142.10          --                --          --       34.33%
      Highest contract charge 0.80% Class B      $126.59          --                --          --       33.25%
      All contract charges                            --           7            $1,016        0.78%         --
2012  Lowest contract charge 0.00% Class B       $105.78          --                --          --       16.73%
      Highest contract charge 0.80% Class B      $ 95.00          --                --          --       15.81%
      All contract charges                            --           8            $  826        1.03%         --
ALL ASSET AGGRESSIVE-ALT 25
2016  Lowest contract charge 0.00% Class B       $117.06          --                --          --       10.31%
      Highest contract charge 0.90% Class B      $113.27          --                --          --        9.32%
      All contract charges                            --          48            $5,423        1.09%         --
2015  Lowest contract charge 0.00% Class B       $106.12          --                --          --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61          --                --          --       (5.25)%
      All contract charges                            --          46            $4,686        0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99          --                --          --        2.31%
      Highest contract charge 0.90% Class B      $109.35          --                --          --        1.39%
      All contract charges                            --          31            $3,443        1.94%         --
2013  Lowest contract charge 0.00% Class B(a)    $108.48          --                --          --        7.05%
      Highest contract charge 0.90% Class B(a)   $107.85          --                --          --        6.44%
      All contract charges                            --          10            $1,140        2.57%         --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20
2016  Lowest contract charge 0.00% Class B       $143.62           --               --          --        9.57%
      Highest contract charge 0.90% Class B      $135.19           --               --          --        8.58%
      All contract charges                            --          158          $19,692        1.36%         --
2015  Lowest contract charge 0.00% Class B       $131.08           --               --          --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --               --          --       (4.82)%
      All contract charges                            --          136          $17,513        0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --               --          --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --               --          --        1.47%
      All contract charges                            --          131          $17,621        1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --               --          --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --               --          --       13.10%
      All contract charges                            --          112          $14,861        1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --               --          --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --               --          --       10.97%
      All contract charges                            --           94          $10,924        1.87%         --
ALL ASSET MODERATE GROWTH-ALT 15
2016  Lowest contract charge 0.00% Class B       $112.39           --               --          --        8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --          --        7.63%
      All contract charges                            --          190          $ 9,492        1.68%         --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --          --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --          --       (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --          --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --          --        1.50%
      All contract charges                            --           28          $ 2,538        2.43%         --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --          --        4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --          --        3.62%
      All contract charges                            --            9          $   925        2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2016  Lowest contract charge 0.00% Class II      $224.30           --               --          --       22.72%
      Highest contract charge 0.90% Class II     $211.14           --               --          --       21.62%
      All contract charges                            --          345          $50,916        1.58%         --
2015  Lowest contract charge 0.00% Class II      $182.78           --               --          --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --               --          --       (2.47)%
      All contract charges                            --          269          $33,842        1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --               --          --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --               --          --       15.19%
      All contract charges                            --          222          $30,533        1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --               --          --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --               --          --       28.73%
      All contract charges                            --          163          $22,584        1.08%         --
2012  Lowest contract charge 0.00% Class II      $123.00           --               --          --       16.24%
      Highest contract charge 0.90% Class II     $120.04           --               --          --       15.18%
      All contract charges                            --          119          $13,517        1.79%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2016  Lowest contract charge 0.00% Class 4       $116.81           --               --          --        1.85%
      Highest contract charge 0.90% Class 4      $113.02           --               --          --        0.93%
      All contract charges                            --           47          $ 4,107        0.11%         --
2015  Lowest contract charge 0.00% Class 4       $114.69           --               --          --       (0.02)%
      Highest contract charge 0.90% Class 4      $111.98           --               --          --       (0.92)%
      All contract charges                            --           43          $ 3,590          --%         --
2014  Lowest contract charge 0.00% Class 4       $114.71           --               --          --        1.88%
      Highest contract charge 0.90% Class 4      $113.02           --               --          --        0.96%
      All contract charges                            --           25          $ 1,829        0.08%         --
2013  Lowest contract charge 0.00% Class 4(a)    $112.59           --               --          --       10.13%
      Highest contract charge 0.90% Class 4(a)   $111.94           --               --          --        9.53%
      All contract charges                            --            8          $   869        0.17%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2016  Lowest contract charge 0.00% Class 4       $ 99.69           --               --          --        5.05%
      Highest contract charge 0.90% Class 4      $ 96.46           --               --          --        4.10%
      All contract charges                            --          172           $7,858        0.69%         --
2015  Lowest contract charge 0.00% Class 4       $ 94.90           --               --          --       (3.38)%
      Highest contract charge 0.90% Class 4      $ 92.66           --               --          --       (4.24)%
      All contract charges                            --          139           $6,032        0.57%         --
2014  Lowest contract charge 0.00% Class 4       $ 98.22           --               --          --       (8.13)%
      Highest contract charge 0.90% Class 4      $ 96.76           --               --          --       (8.97)%
      All contract charges                            --           88           $3,904        1.51%         --
2013  Lowest contract charge 0.00% Class 4(a)    $106.91           --               --          --        5.36%
      Highest contract charge 0.90% Class 4(a)   $106.29           --               --          --        4.78%
      All contract charges                            --           16           $  938        3.40%         --
AXA 400 MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B       $189.88           --               --          --       19.68%
      Highest contract charge 0.90% Class B      $178.74           --               --          --       18.61%
      All contract charges                            --           23           $4,246        0.87%         --
2015  Lowest contract charge 0.00% Class B       $158.65           --               --          --       (3.11)%
      Highest contract charge 0.90% Class B      $150.69           --               --          --       (3.98)%
      All contract charges                            --           20           $3,160        0.54%         --
2014  Lowest contract charge 0.00% Class B       $163.75           --               --          --        8.80%
      Highest contract charge 0.90% Class B      $156.94           --               --          --        7.82%
      All contract charges                            --           19           $3,065        0.39%         --
2013  Lowest contract charge 0.00% Class B       $150.51           --               --          --       31.69%
      Highest contract charge 0.90% Class B      $145.56           --               --          --       30.49%
      All contract charges                            --           20           $2,992        0.17%         --
2012  Lowest contract charge 0.00% Class B       $114.29           --               --          --       16.46%
      Highest contract charge 0.90% Class B      $111.55           --               --          --       15.42%
      All contract charges                            --           16           $1,749        0.14%         --
AXA 500 MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B       $188.80           --               --          --       11.03%
      Highest contract charge 0.90% Class B      $177.72           --               --          --       10.03%
      All contract charges                            --           37           $6,887        1.27%         --
2015  Lowest contract charge 0.00% Class B       $170.05           --               --          --        0.37%
      Highest contract charge 0.90% Class B      $161.52           --               --          --       (0.54)%
      All contract charges                            --           34           $5,680        0.91%         --
2014  Lowest contract charge 0.00% Class B       $169.43           --               --          --       12.59%
      Highest contract charge 0.90% Class B      $162.40           --               --          --       11.58%
      All contract charges                            --           33           $5,576        0.80%         --
2013  Lowest contract charge 0.00% Class B       $150.49           --               --          --       30.93%
      Highest contract charge 0.90% Class B      $145.55           --               --          --       29.76%
      All contract charges                            --           19           $2,783        0.47%         --
2012  Lowest contract charge 0.00% Class B       $114.94           --               --          --       14.83%
      Highest contract charge 0.90% Class B      $112.17           --               --          --       13.79%
      All contract charges                            --           16           $1,833        0.66%         --
AXA 2000 MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B       $178.58           --               --          --       20.53%
      Highest contract charge 0.90% Class B      $168.09           --               --          --       19.44%
      All contract charges                            --           18           $3,289        0.82%         --
2015  Lowest contract charge 0.00% Class B       $148.16           --               --          --       (5.10)%
      Highest contract charge 0.90% Class B      $140.73           --               --          --       (5.95)%
      All contract charges                            --           15           $2,284        0.39%         --
2014  Lowest contract charge 0.00% Class B       $156.13           --               --          --        4.06%
      Highest contract charge 0.90% Class B      $149.64           --               --          --        3.11%
      All contract charges                            --           17           $2,546        0.16%         --
2013  Lowest contract charge 0.00% Class B       $150.04           --               --          --       37.39%
      Highest contract charge 0.90% Class B      $145.12           --               --          --       36.16%
      All contract charges                            --           14           $2,132        0.12%         --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $109.21           --               --          --       15.44%
      Highest contract charge 0.90% Class B   $106.58           --               --          --       14.41%
      All contract charges                         --           12          $ 1,303        0.33%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.00% Class A    $221.08           --               --          --        8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --          --        7.81%
      All contract charges                         --          306          $56,824        0.94%         --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --          --       (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --          --       (2.64)%
      All contract charges                         --          344          $57,423        0.95%         --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --          --        4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --          --        3.78%
      All contract charges                         --          344          $63,147        1.55%         --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --          --       26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --          --       25.30%
      All contract charges                         --          356          $64,839        2.51%         --
2012  Lowest contract charge 0.00% Class A    $156.23           --               --          --       14.17%
      Highest contract charge 0.90% Class A   $143.70           --               --          --       13.15%
      All contract charges                         --          405          $58,114        0.84%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.00% Class B    $216.58           --               --          --        8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --          --        8.13%
      All contract charges                         --          373          $79,996        0.94%         --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --          --       (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --          --       (2.34)%
      All contract charges                         --          392          $77,349        0.95%         --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --          --        4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --          --        4.09%
      All contract charges                         --          396          $79,584        1.55%         --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --          --       26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --          --       25.68%
      All contract charges                         --          413          $79,125        2.51%         --
2012  Lowest contract charge 0.00% Class B    $153.06           --               --          --       14.17%
      Highest contract charge 0.60% Class B   $144.77           --               --          --       13.48%
      All contract charges                         --          413          $62,581        0.84%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 0.00% Class B    $148.21           --               --          --        5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --          --        5.98%
      All contract charges                         --          188          $27,793        0.89%         --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --          --       (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --          --       (0.64)%
      All contract charges                         --          173          $24,207        1.09%         --
2014  Lowest contract charge 0.00% Class B    $140.75           --               --          --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --          --        4.40%
      All contract charges                         --          141          $19,802        1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --          --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --          --       13.66%
      All contract charges                         --          119          $16,003        2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --               --          --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --               --          --        8.54%
      All contract charges                         --           77          $ 9,132        0.93%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.00% Class A    $157.07           --               --          --        2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --          --        2.01%
      All contract charges                         --          270          $22,880        0.94%         --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --          --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --          --       (1.14)%
      All contract charges                         --          284          $24,201        0.79%         --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $152.98           --               --          --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --          --        1.69%
      All contract charges                         --          288          $25,804        0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --          --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --          --        3.39%
      All contract charges                         --          299          $27,385        0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --               --          --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --               --          --        3.64%
      All contract charges                         --          284          $28,647        0.83%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.00% Class B    $153.87           --               --          --        2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --          --        2.31%
      All contract charges                         --           58          $ 8,706        0.94%         --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --          --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --          --       (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --          --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --          --        2.00%
      All contract charges                         --           71          $10,374        0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --          --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --          --        3.72%
      All contract charges                         --           71          $10,126        0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --               --          --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --               --          --        3.95%
      All contract charges                         --           76          $10,376        0.83%         --
AXA CONSERVATIVE GROWTH STRATEGY
2016  Lowest contract charge 0.00% Class B    $140.38           --               --          --        4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --          --        4.96%
      All contract charges                         --           44          $ 6,162        0.90%         --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --          --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --          --       (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --          --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --          --        3.82%
      All contract charges                         --           40          $ 5,395        1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --          --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --          --       10.51%
      All contract charges                         --           32          $ 4,200        1.75%         --
2012  Lowest contract charge 0.00% Class B    $117.11           --               --          --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --               --          --        7.20%
      All contract charges                         --           28          $ 3,305        1.28%         --
AXA CONSERVATIVE STRATEGY
2016  Lowest contract charge 0.00% Class B    $125.12           --               --          --        2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --          --        2.83%
      All contract charges                         --           22          $ 2,805        0.85%         --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --          --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --          --       (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --          --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --          --        2.61%
      All contract charges                         --           16          $ 1,930        0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --          --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --          --        4.38%
      All contract charges                         --           13          $ 1,509        1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --               --          --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --               --          --        4.48%
      All contract charges                         --           10          $ 1,129        1.11%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class A    $172.69           --                --         --        4.73%
      Highest contract charge 0.90% Class A   $153.21           --                --         --        3.79%
      All contract charges                         --          148          $ 17,374       0.90%         --
2015  Lowest contract charge 0.00% Class A    $164.89           --                --         --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                --         --       (1.55)%
      All contract charges                         --          164          $ 17,659       0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                --         --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                --         --        2.23%
      All contract charges                         --          179          $ 19,858       0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                --         --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                --         --        9.25%
      All contract charges                         --          159          $ 20,835       1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                --         --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                --         --        6.40%
      All contract charges                         --          164          $ 20,312       0.81%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class B    $169.18           --                --         --        4.73%
      Highest contract charge 0.60% Class B   $156.22           --                --         --        4.11%
      All contract charges                         --           87          $ 14,529       0.90%         --
2015  Lowest contract charge 0.00% Class B    $161.54           --                --         --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                --         --       (1.24)%
      All contract charges                         --           90          $ 14,346       0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                --         --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                --         --        2.54%
      All contract charges                         --           94          $ 15,106       0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                --         --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                --         --        9.58%
      All contract charges                         --           95          $ 14,739       1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                --         --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                --         --        6.73%
      All contract charges                         --          100          $ 13,996       0.81%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $521.38           --                --         --        4.48%
      Highest contract charge 0.00% Class A   $521.38           --                --         --        4.48%
      All contract charges                         --           68          $ 27,405       0.91%         --
2015  Lowest contract charge 0.00% Class A    $499.04           --                --         --       (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                --         --       (1.73)%
      All contract charges                         --           74          $ 28,446       0.88%         --
2014  Lowest contract charge 0.00% Class A    $507.81           --                --         --        1.69%
      Highest contract charge 0.00% Class A   $507.81           --                --         --        1.69%
      All contract charges                         --          106          $ 31,716       0.95%         --
2013  Lowest contract charge 0.00% Class A    $499.38           --                --         --       20.36%
      Highest contract charge 0.00% Class A   $499.38           --                --         --       20.36%
      All contract charges                         --          133          $ 34,325       0.82%         --
2012  Lowest contract charge 0.00% Class A    $414.92           --                --         --       16.98%
      Highest contract charge 0.00% Class A   $414.92           --                --         --       16.98%
      All contract charges                         --          103          $ 30,208       1.35%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $279.54           --                --         --        4.48%
      Highest contract charge 0.90% Class B   $234.65           --                --         --        3.54%
      All contract charges                         --          398          $102,881       0.91%         --
2015  Lowest contract charge 0.00% Class B    $267.56           --                --         --       (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                --         --       (2.61)%
      All contract charges                         --          441          $110,066       0.88%         --
2014  Lowest contract charge 0.00% Class B    $272.26           --                --         --        1.68%
      Highest contract charge 0.90% Class B   $232.70           --                --         --        0.77%
      All contract charges                         --          478          $121,576       0.95%         --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $267.75           --                --         --       20.36%
      Highest contract charge 0.90% Class B   $230.92           --                --         --       19.28%
      All contract charges                         --          523          $131,082       0.82%         --
2012  Lowest contract charge 0.00% Class B    $222.46           --                --         --       16.99%
      Highest contract charge 0.90% Class B   $193.60           --                --         --       15.93%
      All contract charges                         --          586          $122,383       1.35%         --
AXA GROWTH STRATEGY
2016  Lowest contract charge 0.00% Class B    $165.21           --                --         --        8.09%
      Highest contract charge 0.00% Class B   $165.21           --                --         --        8.09%
      All contract charges                         --          304          $ 50,167       0.98%         --
2015  Lowest contract charge 0.00% Class B    $152.84           --                --         --       (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                --         --       (0.98)%
      All contract charges                         --          279          $ 42,615       1.25%         --
2014  Lowest contract charge 0.00% Class B    $154.35           --                --         --        5.62%
      Highest contract charge 0.00% Class B   $154.35           --                --         --        5.62%
      All contract charges                         --          223          $ 34,422       1.64%         --
2013  Lowest contract charge 0.00% Class B    $146.14           --                --         --       20.20%
      Highest contract charge 0.00% Class B   $146.14           --                --         --       20.20%
      All contract charges                         --          157          $ 22,986       2.98%         --
2012  Lowest contract charge 0.00% Class B    $121.58           --                --         --       11.21%
      Highest contract charge 0.00% Class B   $121.58           --                --         --       11.21%
      All contract charges                         --          107          $ 12,965       0.91%         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $220.34           --                --         --        0.22%
      Highest contract charge 0.60% Class A   $158.30           --                --         --       (0.37)%
      All contract charges                         --           61          $ 13,351       0.29%         --
2015  Lowest contract charge 0.00% Class A    $219.85           --                --         --       (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                --         --       (4.92)%
      All contract charges                         --           66          $ 14,331       0.06%         --
2014  Lowest contract charge 0.00% Class A    $229.84           --                --         --       (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                --         --       (6.80)%
      All contract charges                         --           71          $ 16,150       1.75%         --
2013  Lowest contract charge 0.00% Class A    $245.13           --                --         --       17.51%
      Highest contract charge 0.60% Class A   $179.31           --                --         --       16.80%
      All contract charges                         --           26          $  6,022       0.84%         --
2012  Lowest contract charge 0.00% Class A    $208.61           --                --         --       16.31%
      Highest contract charge 0.60% Class A   $153.52           --                --         --       15.61%
      All contract charges                         --           29          $  6,031       1.49%         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $142.79           --                --         --        0.21%
      Highest contract charge 0.90% Class B   $121.68           --                --         --       (0.69)%
      All contract charges                         --          336          $ 45,006       0.29%         --
2015  Lowest contract charge 0.00% Class B    $142.49           --                --         --       (4.34)%
      Highest contract charge 0.90% Class B   $122.52           --                --         --       (5.21)%
      All contract charges                         --          345          $ 46,054       0.06%         --
2014  Lowest contract charge 0.00% Class B    $148.95           --                --         --       (6.24)%
      Highest contract charge 0.90% Class B   $129.25           --                --         --       (7.08)%
      All contract charges                         --          381          $ 53,327       1.75%         --
2013  Lowest contract charge 0.00% Class B    $158.86           --                --         --       17.52%
      Highest contract charge 0.90% Class B   $139.10           --                --         --       16.46%
      All contract charges                         --          169          $ 25,657       0.84%         --
2012  Lowest contract charge 0.00% Class B    $135.18           --                --         --       16.31%
      Highest contract charge 0.90% Class B   $119.44           --                --         --       15.27%
      All contract charges                         --          186          $ 23,955       1.49%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $113.55           --               --          --       (0.12)%
      Highest contract charge 0.90% Class B   $106.89           --               --          --       (1.01)%
      All contract charges                         --           21          $ 2,386        1.26%         --
2015  Lowest contract charge 0.00% Class B    $113.69           --               --          --       (2.40)%
      Highest contract charge 0.90% Class B   $107.98           --               --          --       (3.29)%
      All contract charges                         --           17          $ 1,908        0.04%         --
2014  Lowest contract charge 0.00% Class B    $116.49           --               --          --       (6.44)%
      Highest contract charge 0.90% Class B   $111.65           --               --          --       (7.28)%
      All contract charges                         --           15          $ 1,627        0.79%         --
2013  Lowest contract charge 0.00% Class B    $124.51           --               --          --       21.11%
      Highest contract charge 0.90% Class B   $120.42           --               --          --       20.01%
      All contract charges                         --           13          $ 1,617          --%         --
2012  Lowest contract charge 0.00% Class B    $102.81           --               --          --       16.59%
      Highest contract charge 0.90% Class B   $100.34           --               --          --       15.55%
      All contract charges                         --           17          $ 1,836        0.64%         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $216.61           --               --          --        0.74%
      Highest contract charge 0.60% Class A   $153.78           --               --          --        0.14%
      All contract charges                         --          102          $15,640        0.47%         --
2015  Lowest contract charge 0.00% Class A    $215.01           --               --          --       (3.16)%
      Highest contract charge 0.60% Class A   $153.56           --               --          --       (3.74)%
      All contract charges                         --          105          $16,190        0.10%         --
2014  Lowest contract charge 0.00% Class A    $222.03           --               --          --       (7.18)%
      Highest contract charge 0.60% Class A   $159.53           --               --          --       (7.74)%
      All contract charges                         --          108          $17,611        1.58%         --
2013  Lowest contract charge 0.00% Class A    $239.20           --               --          --       19.32%
      Highest contract charge 0.60% Class A   $172.91           --               --          --       18.61%
      All contract charges                         --          115          $20,425        1.14%         --
2012  Lowest contract charge 0.00% Class A    $200.47           --               --          --       17.47%
      Highest contract charge 0.60% Class A   $145.78           --               --          --       16.76%
      All contract charges                         --          118          $18,610        1.80%         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $158.35           --               --          --        0.74%
      Highest contract charge 0.90% Class B   $148.54           --               --          --       (0.16)%
      All contract charges                         --          377          $59,108        0.47%         --
2015  Lowest contract charge 0.00% Class B    $157.18           --               --          --       (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --               --          --       (4.04)%
      All contract charges                         --          399          $62,376        0.10%         --
2014  Lowest contract charge 0.00% Class B    $162.31           --               --          --       (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --               --          --       (8.01)%
      All contract charges                         --          428          $69,318        1.58%         --
2013  Lowest contract charge 0.00% Class B    $174.86           --               --          --       19.33%
      Highest contract charge 0.90% Class B   $168.54           --               --          --       18.26%
      All contract charges                         --          455          $79,896        1.14%         --
2012  Lowest contract charge 0.00% Class B    $146.54           --               --          --       17.47%
      Highest contract charge 0.90% Class B   $142.52           --               --          --       16.41%
      All contract charges                         --          488          $72,013        1.80%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $291.96           --               --          --        9.83%
      Highest contract charge 0.60% Class A   $203.50           --               --          --        9.17%
      All contract charges                         --           20          $ 4,208        1.11%         --
2015  Lowest contract charge 0.00% Class A    $265.83           --               --          --        0.37%
      Highest contract charge 0.60% Class A   $186.41           --               --          --       (0.23)%
      All contract charges                         --           19          $ 4,306        0.91%         --
2014  Lowest contract charge 0.00% Class A    $264.85           --               --          --       11.62%
      Highest contract charge 0.60% Class A   $186.84           --               --          --       10.95%
      All contract charges                         --           22          $ 5,334        1.12%         --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $237.27            --               --         --       31.55%
      Highest contract charge 0.60% Class A   $168.40            --               --         --       30.76%
      All contract charges                         --             6         $  1,158       0.55%         --
2012  Lowest contract charge 0.00% Class A    $180.37            --               --         --       14.99%
      Highest contract charge 0.60% Class A   $128.79            --               --         --       14.30%
      All contract charges                         --             6         $    878       1.38%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $188.00            --               --         --        9.83%
      Highest contract charge 0.90% Class B   $160.38            --               --         --        8.84%
      All contract charges                         --           127         $ 22,958       1.11%         --
2015  Lowest contract charge 0.00% Class B    $171.18            --               --         --        0.38%
      Highest contract charge 0.90% Class B   $147.35            --               --         --       (0.53)%
      All contract charges                         --           133         $ 21,865       0.91%         --
2014  Lowest contract charge 0.00% Class B    $170.54            --               --         --       11.62%
      Highest contract charge 0.90% Class B   $148.14            --               --         --       10.62%
      All contract charges                         --           143         $ 23,572       1.12%         --
2013  Lowest contract charge 0.00% Class B    $152.79            --               --         --       31.56%
      Highest contract charge 0.90% Class B   $133.92            --               --         --       30.37%
      All contract charges                         --           112         $ 16,518       0.55%         --
2012  Lowest contract charge 0.00% Class B    $116.14            --               --         --       14.99%
      Highest contract charge 0.90% Class B   $102.72            --               --         --       13.94%
      All contract charges                         --            93         $ 10,373       1.38%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $359.50            --               --         --        5.51%
      Highest contract charge 0.60% Class A   $222.08            --               --         --        4.88%
      All contract charges                         --           128         $ 41,088       0.57%         --
2015  Lowest contract charge 0.00% Class A    $340.73            --               --         --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --               --         --        3.41%
      All contract charges                         --           136         $ 41,909       0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --               --         --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --               --         --       10.42%
      All contract charges                         --           149         $ 45,164       0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --               --         --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --               --         --       34.57%
      All contract charges                         --            34         $  9,623       0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --               --         --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --               --         --       13.06%
      All contract charges                         --            34         $  7,145       0.57%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $343.12            --               --         --        5.51%
      Highest contract charge 0.90% Class B   $287.23            --               --         --        4.57%
      All contract charges                         --           637         $191,238       0.57%         --
2015  Lowest contract charge 0.00% Class B    $325.20            --               --         --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --               --         --        3.10%
      All contract charges                         --           695         $198,684       0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --               --         --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --               --         --       10.09%
      All contract charges                         --           759         $209,579       0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --               --         --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --               --         --       34.18%
      All contract charges                         --           547         $136,867       0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --               --         --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --               --         --       12.71%
      All contract charges                         --           604         $112,012       0.57%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $280.36            --               --         --       15.32%
      Highest contract charge 0.90% Class A   $208.95            --               --         --       14.29%
      All contract charges                         --         1,164         $265,424       1.68%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $243.12            --               --         --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --               --         --       (4.88)%
      All contract charges                         --         1,280         $254,701       1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --               --         --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --               --         --       11.22%
      All contract charges                         --         1,383         $288,312       1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --               --         --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --               --         --       31.28%
      All contract charges                         --         1,413         $262,719       1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --               --         --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --               --         --       14.81%
      All contract charges                         --         1,574         $221,696       1.56%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $209.01            --               --         --       15.32%
      Highest contract charge 0.90% Class B   $206.24            --               --         --       14.29%
      All contract charges                         --           597         $129,323       1.68%         --
2015  Lowest contract charge 0.00% Class B    $181.24            --               --         --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --               --         --       (4.88)%
      All contract charges                         --           653         $123,278       1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --               --         --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --               --         --       11.22%
      All contract charges                         --           695         $137,376       1.39%         --
2013  Lowest contract charge 0.00% Class B    $168.25            --               --         --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --               --         --       31.28%
      All contract charges                         --           671         $119,182       1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --               --         --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --               --         --       14.82%
      All contract charges                         --           732         $ 98,736       1.56%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $384.44            --               --         --       17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --         --       16.62%
      All contract charges                         --           611         $194,982       1.22%         --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --         --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --         --       (4.41)%
      All contract charges                         --           668         $183,118       0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --         --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --         --        9.87%
      All contract charges                         --           728         $208,857       0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --         --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --         --       31.88%
      All contract charges                         --           795         $207,034       0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --               --         --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --               --         --       17.56%
      All contract charges                         --           880         $174,284       1.20%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $356.34            --               --         --       17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --         --       17.67%
      All contract charges                         --            38         $ 13,464       1.22%         --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --         --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --         --       (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --         --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --         --       10.87%
      All contract charges                         --            41         $ 12,879       0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --         --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --         --       33.07%
      All contract charges                         --            44         $ 12,435       0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --               --         --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --               --         --       18.63%
      All contract charges                         --            44         $  9,428       1.20%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION
2016  Lowest contract charge 0.00% Class A    $372.16            --               --         --        5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --         --        4.41%
      All contract charges                         --         1,344         $725,302       0.88%         --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --         --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --         --       (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --         --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --         --        2.10%
      All contract charges                         --         1,531         $839,961       1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --         --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --         --       12.09%
      All contract charges                         --         1,601         $898,254       1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --               --         --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --               --         --        7.82%
      All contract charges                         --         1,765         $876,394       0.76%         --
AXA MODERATE ALLOCATION
2016  Lowest contract charge 0.00% Class B    $183.24            --               --         --        5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --         --        4.73%
      All contract charges                         --           837         $148,117       0.88%         --
2015  Lowest contract charge 0.00% Class B    $173.92            --               --         --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --         --       (1.48)%
      All contract charges                         --           890         $149,774       0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --         --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --         --        2.41%
      All contract charges                         --           929         $157,713       1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --         --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --         --       12.44%
      All contract charges                         --           942         $155,415       1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --               --         --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --               --         --        8.15%
      All contract charges                         --         1,012         $147,964       0.76%         --
AXA MODERATE GROWTH STRATEGY
2016  Lowest contract charge 0.00% Class B    $156.57            --               --         --        7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --         --        7.05%
      All contract charges                         --           617         $ 96,610       0.95%         --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --         --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --         --       (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --         --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --         --        5.01%
      All contract charges                         --           492         $ 72,534       1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --         --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --         --       16.88%
      All contract charges                         --           385         $ 54,106       2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --               --         --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --               --         --        9.84%
      All contract charges                         --           283         $ 34,045       0.85%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class A    $207.81            --               --         --        7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --         --        6.30%
      All contract charges                         --         1,173         $179,974       0.90%         --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --         --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --         --       (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --         --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --         --        2.84%
      All contract charges                         --         1,235         $203,339       1.31%         --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class A        $189.13            --               --         --       19.79%
      Highest contract charge 0.90% Class A       $172.39            --               --         --       18.71%
      All contract charges                             --         1,261         $212,695       2.15%         --
2012  Lowest contract charge 0.00% Class A        $157.89            --               --         --       11.53%
      Highest contract charge 0.90% Class A       $145.22            --               --         --       10.52%
      All contract charges                             --         1,354         $192,933       0.79%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class B        $203.57            --               --         --        7.27%
      Highest contract charge 0.60% Class B       $187.97            --               --         --        6.63%
      All contract charges                             --         1,198         $241,006       0.90%         --
2015  Lowest contract charge 0.00% Class B        $189.77            --               --         --       (1.30)%
      Highest contract charge 0.60% Class B       $176.29            --               --         --       (1.88)%
      All contract charges                             --         1,228         $230,412       0.89%         --
2014  Lowest contract charge 0.00% Class B        $192.26            --               --         --        3.77%
      Highest contract charge 0.60% Class B       $179.67            --               --         --        3.15%
      All contract charges                             --         1,245         $236,907       1.31%         --
2013  Lowest contract charge 0.00% Class B        $185.27            --               --         --       19.79%
      Highest contract charge 0.60% Class B       $174.19            --               --         --       19.07%
      All contract charges                             --         1,251         $229,433       2.15%         --
2012  Lowest contract charge 0.00% Class B        $154.67            --               --         --       11.53%
      Highest contract charge 0.60% Class B       $146.29            --               --         --       10.85%
      All contract charges                             --         1,212         $185,279       0.79%         --
AXA SMARTBETA EQUITY
2016  Lowest contract charge 0.00% Class B (e)    $ 10.36            --               --         --        3.81%
      Highest contract charge 0.60% Class B (e)   $103.17            --               --         --        3.41%
      All contract charges                             --            13         $    181       2.62%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Class A        $450.34            --               --         --       12.58%
      Highest contract charge 0.90% Class A       $376.97            --               --         --       11.57%
      All contract charges                             --           377         $130,425       0.36%         --
2015  Lowest contract charge 0.00% Class A        $400.02            --               --         --       (2.91)%
      Highest contract charge 0.90% Class A       $337.88            --               --         --       (3.78)%
      All contract charges                             --           399         $126,365       0.05%         --
2014  Lowest contract charge 0.00% Class A        $412.00            --               --         --        3.57%
      Highest contract charge 0.90% Class A       $351.16            --               --         --        2.64%
      All contract charges                             --           422         $144,210       0.06%         --
2013  Lowest contract charge 0.00% Class A        $397.78            --               --         --       38.17%
      Highest contract charge 0.90% Class A       $342.12            --               --         --       36.92%
      All contract charges                             --           438         $148,878       0.05%         --
2012  Lowest contract charge 0.00% Class A        $287.89            --               --         --       15.59%
      Highest contract charge 0.90% Class A       $249.86            --               --         --       14.55%
      All contract charges                             --           481         $123,156       0.21%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Class B        $369.65            --               --         --       12.58%
      Highest contract charge 0.60% Class B       $296.48            --               --         --       11.90%
      All contract charges                             --           204         $ 62,757       0.36%         --
2015  Lowest contract charge 0.00% Class B        $328.35            --               --         --       (2.91)%
      Highest contract charge 0.60% Class B       $264.94            --               --         --       (3.49)%
      All contract charges                             --           221         $ 60,376       0.05%         --
2014  Lowest contract charge 0.00% Class B        $338.19            --               --         --        3.57%
      Highest contract charge 0.60% Class B       $274.53            --               --         --        2.96%
      All contract charges                             --           236         $ 66,544       0.06%         --
2013  Lowest contract charge 0.00% Class B        $326.52            --               --         --       38.17%
      Highest contract charge 0.60% Class B       $266.65            --               --         --       37.35%
      All contract charges                             --           249         $ 67,968       0.05%         --
2012  Lowest contract charge 0.00% Class B        $236.31            --               --         --       15.59%
      Highest contract charge 0.60% Class B       $194.14            --               --         --       14.89%
      All contract charges                             --           270         $ 53,496       0.21%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.00% Class A    $376.24           --               --          --        0.88%
      Highest contract charge 0.00% Class A   $376.24           --               --          --        0.88%
      All contract charges                         --          120          $10,833        0.00%         --
2015  Lowest contract charge 0.00% Class A    $372.96           --               --          --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --               --          --        1.27%
      All contract charges                         --          124          $11,612        0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --               --          --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --               --          --        3.80%
      All contract charges                         --          121          $12,253        0.00%         --
2013  Lowest contract charge 0.00% Class A    $354.81           --               --          --       39.08%
      Highest contract charge 0.00% Class A   $354.81           --               --          --       39.08%
      All contract charges                         --           82          $11,782        0.00%         --
2012  Lowest contract charge 0.00% Class A    $255.11           --               --          --       20.44%
      Highest contract charge 0.00% Class A   $255.11           --               --          --       20.44%
      All contract charges                         --           63          $ 7,888        0.01%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.00% Class B    $215.27           --               --          --        0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --          --       (0.02)%
      All contract charges                         --          310          $62,282        0.00%         --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --          --        1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --          --        0.35%
      All contract charges                         --          364          $72,486        0.00%         --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --          --        3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --          --        2.87%
      All contract charges                         --          419          $82,054        0.00%         --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --          --       39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --          --       37.83%
      All contract charges                         --          449          $84,688        0.00%         --
2012  Lowest contract charge 0.00% Class B    $145.96           --               --          --       20.43%
      Highest contract charge 0.90% Class B   $129.38           --               --          --       19.34%
      All contract charges                         --          408          $55,611        0.01%         --
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.00% Class A    $157.68           --               --          --       (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --          --       (5.19)%
      All contract charges                         --          113          $17,115        0.00%         --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --          --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --          --       (6.34)%
      All contract charges                         --          129          $20,433        0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --          --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --          --       (1.60)%
      All contract charges                         --          154          $25,987        0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --          --       38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --          --       37.30%
      All contract charges                         --          185          $31,481        0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78           --               --          --        8.76%
      Highest contract charge 0.90% Class A   $120.41           --               --          --        7.78%
      All contract charges                         --          248          $30,567        0.43%         --
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.00% Class B    $228.20           --               --          --       (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --          --       (4.90)%
      All contract charges                         --          102          $20,749        0.00%         --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --          --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --          --       (6.06)%
      All contract charges                         --          105          $22,021        0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --          --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --          --       (1.31)%
      All contract charges                         --          109          $23,819        0.00%         --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/JANUS ENTERPRISE (CONTINUED)
2013  Lowest contract charge 0.00% Class B      $254.20           --               --          --       38.54%
      Highest contract charge 0.60% Class B     $166.72           --               --          --       37.72%
      All contract charges                           --          110          $24,000        0.00%         --
2012  Lowest contract charge 0.00% Class B      $183.48           --               --          --        8.75%
      Highest contract charge 0.60% Class B     $121.06           --               --          --        8.10%
      All contract charges                           --          115          $17,662        0.43%         --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.00% Class A      $210.78           --               --          --        6.82%
      Highest contract charge 0.90% Class A     $193.09           --               --          --        5.85%
      All contract charges                           --           81          $10,978        0.34%         --
2015  Lowest contract charge 0.00% Class A      $197.33           --               --          --       11.53%
      Highest contract charge 0.90% Class A     $182.41           --               --          --       10.52%
      All contract charges                           --           56          $ 9,495        0.12%         --
2014  Lowest contract charge 0.00% Class A      $176.93           --               --          --        7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --          --        6.85%
      All contract charges                           --           56          $ 8,450        0.11%         --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --          --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --          --       26.10%
      All contract charges                           --           73          $ 9,595        0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --               --          --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --               --          --       11.57%
      All contract charges                           --          125          $13,964        0.85%         --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.00% Class B      $257.40           --               --          --        6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --          --        6.17%
      All contract charges                           --           75          $18,005        0.34%         --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --          --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --          --       10.86%
      All contract charges                           --           71          $15,923        0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --          --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --          --        7.17%
      All contract charges                           --           76          $15,333        0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --          --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --          --       26.51%
      All contract charges                           --           79          $14,763        0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --               --          --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --               --          --       11.90%
      All contract charges                           --           78          $11,399        0.85%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2016  Lowest contract charge 0.00% Class III    $135.56           --               --          --        3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --          --        3.81%
      All contract charges                           --          171          $ 4,445        0.69%         --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --          --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --          --       (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --          --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --          --        1.93%
      All contract charges                           --          200          $ 9,833        2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --          --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --          --       14.42%
      All contract charges                           --          149          $ 7,005        1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --               --          --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --               --          --        9.97%
      All contract charges                           --           93          $ 6,025        1.27%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.00% Class A    $234.53           --               --          --         2.93%
      Highest contract charge 0.90% Class A   $229.34           --               --          --         2.01%
      All contract charges                         --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A    $227.86           --               --          --        (0.64)%
      Highest contract charge 0.90% Class A   $224.83           --               --          --        (1.53)%
      All contract charges                         --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A    $229.33           --               --          --         2.39%
      Highest contract charge 0.90% Class A   $228.33           --               --          --         1.46%
      All contract charges                         --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A    $223.98           --               --          --        (1.01)%
      Highest contract charge 0.90% Class A   $225.04           --               --          --        (1.90)%
      All contract charges                         --          306          $82,633        3.46%          --
2012  Lowest contract charge 0.00% Class A    $226.26           --               --          --         5.33%
      Highest contract charge 0.90% Class A   $229.40           --               --          --         4.38%
      All contract charges                         --          317          $91,216        2.25%          --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.00% Class B    $141.87           --               --          --         2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --          --         2.31%
      All contract charges                         --          132          $15,824        1.97%          --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --          --        (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --          --        (1.24)%
      All contract charges                         --          136          $15,816        1.52%          --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --          --         2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --          --         1.77%
      All contract charges                         --          145          $16,903        2.51%          --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --          --        (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --          --        (1.46)%
      All contract charges                         --          149          $16,905        3.46%          --
2012  Lowest contract charge 0.00% Class B    $136.68           --               --          --         5.32%
      Highest contract charge 0.60% Class B   $108.72           --               --          --         4.69%
      All contract charges                         --          153          $17,509        2.25%          --
CHARTER/SM/ SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Class B    $194.86           --               --          --         9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --          --         8.37%
      All contract charges                         --           63          $10,707        0.00%          --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --          --        (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --          --        (6.89)%
      All contract charges                         --           72          $11,024        0.27%          --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --          --        (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --          --        (3.49)%
      All contract charges                         --           73          $12,004        0.00%          --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --          --        47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --          --        46.45%
      All contract charges                         --           82          $13,549        0.00%          --
2012  Lowest contract charge 0.00% Class B    $131.78           --               --          --        11.38%
      Highest contract charge 0.90% Class B   $ 85.41           --               --          --        10.38%
      All contract charges                         --           69          $ 7,825        0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.00% Class A    $302.56           --               --          --        25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --          --        24.48%
      All contract charges                         --           46          $13,586        1.36%          --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --          --       (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --          --       (13.65)%
      All contract charges                         --           48          $11,523        0.52%          --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --          --        (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --          --        (5.69)%
      All contract charges                         --           51          $14,155        0.17%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class A        $293.14           --                --         --        42.77%
      Highest contract charge 0.60% Class A       $275.62           --                --         --        41.91%
      All contract charges                             --           56          $ 16,244       0.55%          --
2012  Lowest contract charge 0.00% Class A        $205.33           --                --         --        16.77%
      Highest contract charge 0.60% Class A       $194.22           --                --         --        16.07%
      All contract charges                             --           61          $ 12,385       0.59%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.00% Class B        $317.38           --                --         --        25.23%
      Highest contract charge 0.90% Class B       $270.65           --                --         --        24.11%
      All contract charges                             --           55          $ 16,433       1.36%          --
2015  Lowest contract charge 0.00% Class B        $253.43           --                --         --       (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --         --       (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%          --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --         --        (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --         --        (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%          --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --         --        42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --         --        41.44%
      All contract charges                             --           69          $ 20,126       0.55%          --
2012  Lowest contract charge 0.00% Class B        $215.42           --                --         --        16.77%
      Highest contract charge 0.90% Class B       $190.46           --                --         --        15.72%
      All contract charges                             --           73          $ 14,727       0.59%          --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2016  Lowest contract charge 0.00% Class II(e)    $ 11.28           --                --         --        12.91%
      Highest contract charge 0.00% Class II(e)   $ 11.28           --                --         --        12.91%
      All contract charges                             --           --          $      5       1.01%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.00% Class A        $362.37           --                --         --        17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --         --        17.26%
      All contract charges                             --          246          $ 40,079       1.49%          --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --         --        (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --         --        (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%          --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --         --         9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --         --         9.05%
      All contract charges                             --          227          $ 40,401       1.07%          --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --         --        37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --         --        36.92%
      All contract charges                             --          210          $ 38,163       1.61%          --
2012  Lowest contract charge 0.00% Class A        $216.60           --                --         --        13.64%
      Highest contract charge 0.60% Class A       $204.89           --                --         --        12.95%
      All contract charges                             --          204          $ 29,351       1.45%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.00% Class B        $476.93           --                --         --        17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --         --        16.91%
      All contract charges                             --          400          $171,810       1.49%          --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --         --        (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --         --        (6.99)%
      All contract charges                             --          436          $158,529       1.28%          --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --         --         9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --         --         8.72%
      All contract charges                             --          463          $179,873       1.07%          --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --         --        37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --         --        36.49%
      All contract charges                             --          485          $172,038       1.61%          --
2012  Lowest contract charge 0.00% Class B        $285.11           --                --         --        13.63%
      Highest contract charge 0.90% Class B       $247.46           --                --         --        12.61%
      All contract charges                             --          514          $132,813       1.45%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.00% Class A    $161.95           --               --          --       12.98%
      Highest contract charge 0.90% Class A   $148.36           --               --          --       11.97%
      All contract charges                         --           31          $ 4,827        1.96%         --
2015  Lowest contract charge 0.00% Class A    $143.34           --               --          --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --               --          --       (2.59)%
      All contract charges                         --           33          $ 4,517        1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --               --          --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --               --          --        7.70%
      All contract charges                         --           37          $ 5,222        1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --               --          --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --               --          --       30.56%
      All contract charges                         --           45          $ 5,916        1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --               --          --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --               --          --       16.68%
      All contract charges                         --           56          $ 5,501        2.23%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.00% Class B    $223.16           --               --          --       12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --          --       12.30%
      All contract charges                         --           73          $15,213        1.96%         --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --          --       (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --          --       (2.29)%
      All contract charges                         --           79          $14,262        1.55%         --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --          --        8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --          --        8.02%
      All contract charges                         --           82          $15,156        1.56%         --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --          --       31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --          --       30.97%
      All contract charges                         --           82          $13,916        1.94%         --
2012  Lowest contract charge 0.00% Class B    $140.34           --               --          --       17.73%
      Highest contract charge 0.60% Class B   $ 97.26           --               --          --       17.03%
      All contract charges                         --           84          $11,002        2.23%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.00% Class A    $353.49           --               --          --        8.42%
      Highest contract charge 0.60% Class A   $222.92           --               --          --        7.77%
      All contract charges                         --           60          $13,834        0.87%         --
2015  Lowest contract charge 0.00% Class A    $326.03           --               --          --        1.91%
      Highest contract charge 0.60% Class A   $206.84           --               --          --        1.30%
      All contract charges                         --           62          $14,705        0.59%         --
2014  Lowest contract charge 0.00% Class A    $319.92           --               --          --       10.51%
      Highest contract charge 0.60% Class A   $204.19           --               --          --        9.85%
      All contract charges                         --           62          $15,531        0.70%         --
2013  Lowest contract charge 0.00% Class A    $289.49           --               --          --       31.79%
      Highest contract charge 0.60% Class A   $185.88           --               --          --       31.00%
      All contract charges                         --           68          $15,218        1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66           --               --          --       17.41%
      Highest contract charge 0.60% Class A   $141.89           --               --          --       16.70%
      All contract charges                         --           66          $11,802        0.90%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.00% Class B    $268.51           --               --          --        8.42%
      Highest contract charge 0.90% Class B   $229.56           --               --          --        7.45%
      All contract charges                         --          377          $92,101        0.87%         --
2015  Lowest contract charge 0.00% Class B    $247.65           --               --          --        1.91%
      Highest contract charge 0.90% Class B   $213.65           --               --          --        1.00%
      All contract charges                         --          417          $94,238        0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01           --               --          --       10.51%
      Highest contract charge 0.90% Class B   $211.54           --               --          --        9.52%
      All contract charges                         --          419          $93,222        0.70%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $219.89            --                --        --       31.77%
      Highest contract charge 0.90% Class B      $193.16            --                --        --       30.58%
      All contract charges                            --           468        $   94,736      1.47%         --
2012  Lowest contract charge 0.00% Class B       $166.88            --                --        --       17.41%
      Highest contract charge 0.90% Class B      $147.92            --                --        --       16.34%
      All contract charges                            --           496        $   76,677      0.90%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.00% Class A       $597.19            --                --        --       11.69%
      Highest contract charge 0.90% Class A      $613.30            --                --        --       10.69%
      All contract charges                            --         1,384        $1,360,428      1.55%         --
2015  Lowest contract charge 0.00% Class A       $534.69            --                --        --       (0.05)%
      Highest contract charge 0.90% Class A      $554.08            --                --        --       (0.95)%
      All contract charges                            --         1,448        $1,330,558      1.37%         --
2014  Lowest contract charge 0.00% Class A       $534.98            --                --        --       12.05%
      Highest contract charge 0.90% Class A      $559.42            --                --        --       11.05%
      All contract charges                            --         1,467        $1,441,799      1.24%         --
2013  Lowest contract charge 0.00% Class A       $477.43            --                --        --       32.47%
      Highest contract charge 0.90% Class A      $503.77            --                --        --       31.28%
      All contract charges                            --         1,573        $1,403,125      1.29%         --
2012  Lowest contract charge 0.00% Class A       $360.41            --                --        --       15.60%
      Highest contract charge 0.90% Class A      $383.74            --                --        --       14.55%
      All contract charges                            --         1,722        $1,173,665      1.55%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.00% Class B       $186.50            --                --        --       11.69%
      Highest contract charge 0.60% Class B      $202.14            --                --        --       11.02%
      All contract charges                            --           981        $  194,128      1.55%         --
2015  Lowest contract charge 0.00% Class B       $166.98            --                --        --       (0.05)%
      Highest contract charge 0.60% Class B      $182.07            --                --        --       (0.65)%
      All contract charges                            --         1,016        $  181,517      1.37%         --
2014  Lowest contract charge 0.00% Class B       $167.07            --                --        --       12.05%
      Highest contract charge 0.60% Class B      $183.27            --                --        --       11.38%
      All contract charges                            --         1,060        $  191,161      1.24%         --
2013  Lowest contract charge 0.00% Class B       $149.10            --                --        --       32.47%
      Highest contract charge 0.60% Class B      $164.54            --                --        --       31.67%
      All contract charges                            --         1,115        $  180,697      1.29%         --
2012  Lowest contract charge 0.00% Class B       $112.55            --                --        --       15.59%
      Highest contract charge 0.60% Class B      $124.96            --                --        --       14.90%
      All contract charges                            --         1,185        $  146,090      1.55%         --
EQ/CONVERTIBLE SECURITIES
2016  Lowest contract charge 0.00% Class B(e)    $ 11.14            --                --        --       10.08%
      Highest contract charge 0.60% Class B(e)   $110.96            --                --        --        9.68%
      All contract charges                            --            --        $        9      9.66%         --
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.00% Class A       $135.35            --                --        --        1.38%
      Highest contract charge 0.90% Class A      $123.45            --                --        --        0.47%
      All contract charges                            --           200        $   28,475      1.50%         --
2015  Lowest contract charge 0.00% Class A       $133.51            --                --        --        0.44%
      Highest contract charge 0.90% Class A      $122.87            --                --        --       (0.47)%
      All contract charges                            --           207        $   29,322      1.49%         --
2014  Lowest contract charge 0.00% Class A       $132.93            --                --        --        2.41%
      Highest contract charge 0.90% Class A      $123.45            --                --        --        1.50%
      All contract charges                            --           219        $   30,635      1.31%         --
2013  Lowest contract charge 0.00% Class A       $129.80            --                --        --       (1.58)%
      Highest contract charge 0.90% Class A      $121.63            --                --        --       (2.48)%
      All contract charges                            --           231        $   31,506      1.17%         --
2012  Lowest contract charge 0.00% Class A       $131.89            --                --        --        3.16%
      Highest contract charge 0.90% Class A      $124.72            --                --        --        2.23%
      All contract charges                            --           250        $   34,953      1.45%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.00% Class B    $140.63            --               --         --        1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --         --        0.77%
      All contract charges                         --           165         $ 24,392       1.50%         --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --         --        0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --         --       (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%         --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --         --        2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --         --        1.80%
      All contract charges                         --           151         $ 22,367       1.31%         --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --         --       (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --         --       (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%         --
2012  Lowest contract charge 0.00% Class B    $137.04            --               --         --        3.16%
      Highest contract charge 0.60% Class B   $157.26            --               --         --        2.54%
      All contract charges                         --           135         $ 20,043       1.45%         --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.00% Class A    $676.05            --               --         --       11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --         --       10.24%
      All contract charges                         --         1,292         $542,718       1.66%         --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --         --        0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --         --       (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%         --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --         --       12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --         --       11.96%
      All contract charges                         --         1,320         $556,228       1.39%         --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --         --       31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --         --       30.33%
      All contract charges                         --         1,173         $536,839       1.48%         --
2012  Lowest contract charge 0.00% Class A    $405.81            --               --         --       15.23%
      Highest contract charge 0.90% Class A   $345.86            --               --         --       14.19%
      All contract charges                         --         1,232         $439,198       1.70%         --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.00% Class B    $204.61            --               --         --       11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --         --       10.56%
      All contract charges                         --         1,100         $217,785       1.66%         --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --         --        0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --         --        0.19%
      All contract charges                         --         1,073         $191,053       1.61%         --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --         --       12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --         --       12.30%
      All contract charges                         --         1,056         $186,511       1.39%         --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --         --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --         --       30.73%
      All contract charges                         --         1,016         $158,969       1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --               --         --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --               --         --       14.53%
      All contract charges                         --           977         $116,149       1.70%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.00% Class A    $140.45            --               --         --        7.69%
      Highest contract charge 0.00% Class A   $140.45            --               --         --        7.69%
      All contract charges                         --            18         $    746       0.01%         --
2015  Lowest contract charge 0.00% Class A    $130.42            --               --         --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --               --         --        2.63%
      All contract charges                         --            21         $    699       0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --               --         --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --               --         --        1.64%
      All contract charges                         --            17         $    633       0.00%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $125.03           --                --         --       10.98%
      Highest contract charge 0.00% Class A   $125.03           --                --         --       10.98%
      All contract charges                         --           16          $    849       0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66           --                --         --        5.25%
      Highest contract charge 0.00% Class A   $112.66           --                --         --        5.25%
      All contract charges                         --            9          $    561       0.00%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.00% Class B    $180.20           --                --         --        7.69%
      Highest contract charge 0.90% Class B   $132.35           --                --         --        6.73%
      All contract charges                         --           92          $ 14,108       0.01%         --
2015  Lowest contract charge 0.00% Class B    $167.33           --                --         --        2.62%
      Highest contract charge 0.90% Class B   $124.01           --                --         --        1.70%
      All contract charges                         --           96          $ 13,717       0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06           --                --         --        1.64%
      Highest contract charge 0.90% Class B   $121.94           --                --         --        0.73%
      All contract charges                         --           96          $ 13,401       0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43           --                --         --       10.98%
      Highest contract charge 0.90% Class B   $121.06           --                --         --        9.99%
      All contract charges                         --           86          $ 11,645       0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55           --                --         --        5.25%
      Highest contract charge 0.90% Class B   $110.07           --                --         --        4.29%
      All contract charges                         --           96          $ 11,453       0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class A    $215.78           --                --         --       23.27%
      Highest contract charge 0.00% Class A   $215.78           --                --         --       23.27%
      All contract charges                         --          177          $  6,106       0.51%         --
2015  Lowest contract charge 0.00% Class A    $175.04           --                --         --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04           --                --         --       (5.70)%
      All contract charges                         --          156          $  4,668       0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62           --                --         --        3.07%
      Highest contract charge 0.00% Class A   $185.62           --                --         --        3.07%
      All contract charges                         --          105          $  4,528       0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09           --                --         --       39.12%
      Highest contract charge 0.00% Class A   $180.09           --                --         --       39.12%
      All contract charges                         --           63          $  3,445       0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45           --                --         --       17.84%
      Highest contract charge 0.00% Class A   $129.45           --                --         --       17.84%
      All contract charges                         --           32          $  1,742       1.26%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class B    $379.49           --                --         --       23.27%
      Highest contract charge 0.90% Class B   $227.07           --                --         --       22.17%
      All contract charges                         --          542          $166,766       0.51%         --
2015  Lowest contract charge 0.00% Class B    $307.85           --                --         --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                --         --       (6.55)%
      All contract charges                         --          566          $139,280       0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                --         --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                --         --        2.14%
      All contract charges                         --          591          $151,989       0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                --         --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                --         --       37.86%
      All contract charges                         --          613          $150,594       0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                --         --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                --         --       16.78%
      All contract charges                         --          586          $103,111       1.26%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.00% Class A    $138.13           --                --         --        0.68%
      Highest contract charge 0.90% Class A   $118.50           --                --         --       (0.23)%
      All contract charges                         --           99          $  8,311       1.92%         --
2015  Lowest contract charge 0.00% Class A    $137.20           --                --         --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                --         --       (4.66)%
      All contract charges                         --           93          $  8,563       0.04%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $142.62            --               --         --        0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --         --       (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --         --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --         --       (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08            --               --         --        3.76%
      Highest contract charge 0.90% Class A   $129.05            --               --         --        2.83%
      All contract charges                         --           114         $ 14,379       1.45%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.00% Class B    $131.64            --               --         --        0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --         --        0.07%
      All contract charges                         --            69         $  8,747       1.92%         --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --         --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --         --       (4.38)%
      All contract charges                         --            66         $  8,457       0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --         --        0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --         --        0.29%
      All contract charges                         --            67         $  8,941       0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --         --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --         --       (3.10)%
      All contract charges                         --            68         $  8,897       0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19            --               --         --        3.72%
      Highest contract charge 0.60% Class B   $129.68            --               --         --        3.10%
      All contract charges                         --            65         $  8,798       1.45%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class A    $234.93            --               --         --        0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --         --       (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%         --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --         --        0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --         --       (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88            --               --         --        1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --         --        0.62%
      All contract charges                         --           318         $ 65,987       0.40%         --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --         --       (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --         --       (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%         --
2012  Lowest contract charge 0.00% Class A    $233.19            --               --         --        0.97%
      Highest contract charge 0.90% Class A   $206.92            --               --         --        0.06%
      All contract charges                         --           338         $ 72,995       0.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class B    $168.70            --               --         --        0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --         --       (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%         --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --         --        0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --         --       (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%         --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --         --        1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --         --        0.93%
      All contract charges                         --           125         $ 19,156       0.40%         --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --         --       (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --         --       (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%         --
2012  Lowest contract charge 0.00% Class B    $167.45            --               --         --        0.98%
      Highest contract charge 0.60% Class B   $154.23            --               --         --        0.37%
      All contract charges                         --           141         $ 21,902       0.24%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.00% Class A    $190.81            --               --         --        2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --         --        1.28%
      All contract charges                         --         1,486         $220,734       2.72%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $186.71            --               --         --       (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --         --       (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%         --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --         --       (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --         --       (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%         --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --         --       21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --         --       20.38%
      All contract charges                         --         1,613         $295,783       2.22%         --
2012  Lowest contract charge 0.00% Class A    $168.71            --               --         --       16.27%
      Highest contract charge 0.90% Class A   $143.69            --               --         --       15.22%
      All contract charges                         --         1,765         $269,148       2.95%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.00% Class B    $130.27            --               --         --        2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --         --        1.28%
      All contract charges                         --           407         $ 51,586       2.72%         --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --         --       (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --         --       (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%         --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --         --       (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --         --       (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%         --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --         --       21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --         --       20.38%
      All contract charges                         --           414         $ 56,742       2.22%         --
2012  Lowest contract charge 0.00% Class B    $115.18            --               --         --       16.27%
      Highest contract charge 0.90% Class B   $105.78            --               --         --       15.22%
      All contract charges                         --           424         $ 47,958       2.95%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.00% Class A    $163.79            --               --         --       17.38%
      Highest contract charge 0.90% Class A   $150.04            --               --         --       16.32%
      All contract charges                         --            80         $ 10,866       2.44%         --
2015  Lowest contract charge 0.00% Class A    $139.54            --               --         --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --               --         --       (7.03)%
      All contract charges                         --           100         $ 12,263       2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --               --         --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --               --         --        7.94%
      All contract charges                         --           101         $ 13,086       1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --               --         --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --               --         --       33.87%
      All contract charges                         --            37         $  4,854       4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --               --         --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --               --         --       17.36%
      All contract charges                         --            28         $  2,765       1.26%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.00% Class B    $208.50            --               --         --       17.37%
      Highest contract charge 0.60% Class B   $152.62            --               --         --       16.67%
      All contract charges                         --            65         $ 12,804       2.44%         --
2015  Lowest contract charge 0.00% Class B    $177.64            --               --         --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --               --         --       (6.75)%
      All contract charges                         --            71         $ 11,678       2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --               --         --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --               --         --        8.26%
      All contract charges                         --            69         $ 12,100       1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --               --         --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --               --         --       34.22%
      All contract charges                         --            34         $  5,480       4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --               --         --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --               --         --       17.72%
      All contract charges                         --            26         $  3,084       1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.00% Class A    $351.95           --                --         --       21.53%
      Highest contract charge 0.00% Class A   $351.95           --                --         --       21.53%
      All contract charges                         --           32          $  3,509       1.05%         --
2015  Lowest contract charge 0.00% Class A    $289.59           --                --         --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --                --         --       (2.25)%
      All contract charges                         --           30          $  2,225       0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27           --                --         --       14.37%
      Highest contract charge 0.00% Class A   $296.27           --                --         --       14.37%
      All contract charges                         --           21          $  1,687       1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04           --                --         --       35.80%
      Highest contract charge 0.00% Class A   $259.04           --                --         --       35.80%
      All contract charges                         --           14          $  1,248       2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75           --                --         --       16.06%
      Highest contract charge 0.00% Class A   $190.75           --                --         --       16.06%
      All contract charges                         --           11          $  1,238       0.94%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.00% Class B    $328.64           --                --         --       21.53%
      Highest contract charge 0.90% Class B   $275.11           --                --         --       20.44%
      All contract charges                         --          115          $ 34,289       1.05%         --
2015  Lowest contract charge 0.00% Class B    $270.42           --                --         --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --         --       (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --         --       14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --         --       13.35%
      All contract charges                         --          124          $ 30,663       1.08%         --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --         --       35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --         --       34.57%
      All contract charges                         --          127          $ 27,606       2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19           --                --         --       16.05%
      Highest contract charge 0.90% Class B   $154.65           --                --         --       15.00%
      All contract charges                         --          131          $ 21,061       0.94%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.00% Class A    $349.98           --                --         --        6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --         --        5.71%
      All contract charges                         --           82          $ 16,601       1.01%         --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --         --        4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --         --        4.23%
      All contract charges                         --           77          $ 16,461       0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --         --       12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --         --       11.57%
      All contract charges                         --           67          $ 15,886       0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --         --       32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --         --       31.70%
      All contract charges                         --           66          $ 14,826       0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04           --                --         --       14.73%
      Highest contract charge 0.60% Class A   $143.95           --                --         --       14.04%
      All contract charges                         --           65          $ 11,617       1.19%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.00% Class B    $174.16           --                --         --        6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --         --        5.39%
      All contract charges                         --          713          $113,687       1.01%         --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --         --        4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --         --        3.92%
      All contract charges                         --          764          $114,945       0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --         --       12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --         --       11.22%
      All contract charges                         --          805          $115,779       0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --         --       32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --         --       31.30%
      All contract charges                         --          883          $113,856       0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02           --                --         --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89           --                --         --       13.70%
      All contract charges                         --          967          $ 94,644       1.19%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.00% Class A    $105.57           --               --          --       16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --               --          --       15.43%
      All contract charges                         --          125          $12,655        2.17%         --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --               --          --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --               --          --       (5.29)%
      All contract charges                         --          114          $10,014        1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --               --          --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --               --          --       11.61%
      All contract charges                         --          112          $10,362        1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21           --               --          --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --               --          --       30.40%
      All contract charges                         --          101          $ 8,239        1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99           --               --          --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78           --               --          --       15.55%
      All contract charges                         --          104          $ 6,437        1.95%         --
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.00% Class B    $121.61           --               --          --       16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --               --          --       15.77%
      All contract charges                         --          105          $12,174        2.17%         --
2015  Lowest contract charge 0.00% Class B    $104.41           --               --          --       (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --               --          --       (5.01)%
      All contract charges                         --           97          $ 9,549        1.96%         --
2014  Lowest contract charge 0.00% Class B    $109.25           --               --          --       12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --               --          --       11.96%
      All contract charges                         --           84          $ 8,774        1.62%         --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --               --          --       31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --               --          --       30.79%
      All contract charges                         --           76          $ 6,961        1.56%         --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --               --          --       16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --               --          --       15.89%
      All contract charges                         --           67          $ 4,746        1.95%         --
EQ/MFS INTERNATIONAL GROWTH
2016  Lowest contract charge 0.00% Class B    $188.15           --               --          --        1.98%
      Highest contract charge 0.90% Class B   $108.00           --               --          --        1.06%
      All contract charges                         --          283          $38,646        1.00%         --
2015  Lowest contract charge 0.00% Class B    $184.50           --               --          --        0.20%
      Highest contract charge 0.90% Class B   $106.87           --               --          --       (0.71)%
      All contract charges                         --          285          $37,624        0.60%         --
2014  Lowest contract charge 0.00% Class B    $184.13           --               --          --       (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --               --          --       (5.86)%
      All contract charges                         --          287          $37,394        0.94%         --
2013  Lowest contract charge 0.00% Class B    $193.84           --               --          --       13.65%
      Highest contract charge 0.90% Class B   $114.33           --               --          --       12.63%
      All contract charges                         --          291          $39,189        0.94%         --
2012  Lowest contract charge 0.00% Class B    $170.56           --               --          --       19.70%
      Highest contract charge 0.90% Class B   $101.51           --               --          --       18.61%
      All contract charges                         --          285          $33,109        1.00%         --
EQ/MID CAP INDEX
2016  Lowest contract charge 0.00% Class A    $396.14           --               --          --       19.91%
      Highest contract charge 0.60% Class A   $271.64           --               --          --       19.19%
      All contract charges                         --          149          $32,505        1.09%         --
2015  Lowest contract charge 0.00% Class A    $330.36           --               --          --       (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --               --          --       (3.44)%
      All contract charges                         --          141          $28,395        0.86%         --
2014  Lowest contract charge 0.00% Class A    $340.09           --               --          --        8.99%
      Highest contract charge 0.60% Class A   $236.02           --               --          --        8.34%
      All contract charges                         --          129          $29,901        0.80%         --
2013  Lowest contract charge 0.00% Class A    $312.03           --               --          --       32.58%
      Highest contract charge 0.60% Class A   $217.86           --               --          --       31.79%
      All contract charges                         --          119          $28,884        0.77%         --
2012  Lowest contract charge 0.00% Class A    $235.35           --               --          --       17.08%
      Highest contract charge 0.60% Class A   $165.31           --               --          --       16.37%
      All contract charges                         --          115          $23,264        0.95%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX
2016  Lowest contract charge 0.00% Class B    $253.03            --               --         --       19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --         --       18.84%
      All contract charges                         --           400         $ 94,440       1.09%         --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --         --       (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --         --       (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%         --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --         --        8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --         --        8.01%
      All contract charges                         --           427         $ 86,668       0.80%         --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --         --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --         --       31.38%
      All contract charges                         --           449         $ 83,977       0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --               --         --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --               --         --       16.02%
      All contract charges                         --           453         $ 63,939       0.95%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $149.57            --               --         --       (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%         --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --               --         --       (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --               --         --       (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --               --         --       (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --               --         --       (0.90)%
      All contract charges                         --           951         $146,065       0.00%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class B    $131.49            --               --         --        0.00%
      Highest contract charge 0.60% Class B   $123.68            --               --         --       (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%         --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --         --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --         --       (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --         --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --         --       (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --         --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --               --         --       (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --               --         --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --               --         --       (0.60)%
      All contract charges                         --           525         $ 67,686       0.00%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.00% Class A    $117.86            --               --         --        1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --         --        1.08%
      All contract charges                         --           125         $ 14,261       1.00%         --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --         --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --         --       (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88            --               --         --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09            --               --         --       (0.99)%
      All contract charges                         --           156         $ 17,494       0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98            --               --         --        0.03%
      Highest contract charge 0.90% Class A   $109.17            --               --         --       (0.87)%
      All contract charges                         --           183         $ 20,583       0.72%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class A    $115.95           --               --          --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --               --          --        0.58%
      All contract charges                         --          219          $24,634        0.59%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.00% Class B    $120.78           --               --          --        1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --          --        1.38%
      All contract charges                         --          142          $16,743        1.00%         --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --          --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --          --       (0.87)%
      All contract charges                         --          153          $17,504        0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --          --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --          --       (0.69)%
      All contract charges                         --          165          $19,037        0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --          --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --          --       (0.52)%
      All contract charges                         --          158          $18,293        0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --               --          --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --               --          --        0.89%
      All contract charges                         --          162          $18,696        0.59%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.00% Class A    $253.48           --               --          --        1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --          --        0.27%
      All contract charges                         --          203          $36,245        1.15%         --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --          --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --          --       (0.68)%
      All contract charges                         --          208          $38,216        1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --          --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --          --        1.98%
      All contract charges                         --          222          $41,887        0.99%         --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --          --       (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --          --       (3.16)%
      All contract charges                         --          241          $44,253        0.35%         --
2012  Lowest contract charge 0.00% Class A    $248.58           --               --          --        2.66%
      Highest contract charge 0.90% Class A   $197.04           --               --          --        1.73%
      All contract charges                         --          259          $50,564        0.61%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.00% Class B    $171.04           --               --          --        1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --          --        0.57%
      All contract charges                         --          129          $20,541        1.15%         --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --          --        0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --          --       (0.38)%
      All contract charges                         --          132          $20,722        1.06%         --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --          --        2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --          --        2.29%
      All contract charges                         --          137          $21,519        0.99%         --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --          --       (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --          --       (2.87)%
      All contract charges                         --          146          $22,325        0.35%         --
2012  Lowest contract charge 0.00% Class B    $167.74           --               --          --        2.66%
      Highest contract charge 0.60% Class B   $154.25           --               --          --        2.04%
      All contract charges                         --          156          $24,295        0.61%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.00% Class A    $452.86           --               --          --       20.53%
      Highest contract charge 0.90% Class A   $351.94           --               --          --       19.45%
      All contract charges                         --          182          $49,667        1.17%         --
2015  Lowest contract charge 0.00% Class A    $375.73           --               --          --       (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --               --          --       (5.43)%
      All contract charges                         --          175          $43,006        0.92%         --
2014  Lowest contract charge 0.00% Class A    $393.71           --               --          --        4.85%
      Highest contract charge 0.90% Class A   $311.55           --               --          --        3.91%
      All contract charges                         --          163          $45,618        0.80%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $375.50           --               --          --       37.45%
      Highest contract charge 0.90% Class A   $299.84           --               --          --       36.21%
      All contract charges                         --          170          $46,278        0.98%         --
2012  Lowest contract charge 0.00% Class A    $273.20           --               --          --       15.54%
      Highest contract charge 0.90% Class A   $220.13           --               --          --       14.50%
      All contract charges                         --          177          $37,153        1.50%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.00% Class B    $328.79           --               --          --       20.53%
      Highest contract charge 0.90% Class B   $307.60           --               --          --       19.45%
      All contract charges                         --          111          $36,249        1.17%         --
2015  Lowest contract charge 0.00% Class B    $272.79           --               --          --       (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --               --          --       (5.43)%
      All contract charges                         --          104          $28,328        0.92%         --
2014  Lowest contract charge 0.00% Class B    $285.84           --               --          --        4.85%
      Highest contract charge 0.90% Class B   $272.30           --               --          --        3.90%
      All contract charges                         --           99          $28,159        0.80%         --
2013  Lowest contract charge 0.00% Class B    $272.63           --               --          --       37.46%
      Highest contract charge 0.90% Class B   $262.07           --               --          --       36.22%
      All contract charges                         --           93          $25,369        0.98%         --
2012  Lowest contract charge 0.00% Class B    $198.34           --               --          --       15.54%
      Highest contract charge 0.90% Class B   $192.39           --               --          --       14.50%
      All contract charges                         --           84          $16,707        1.50%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.00% Class A    $190.90           --               --          --        1.34%
      Highest contract charge 0.60% Class A   $179.91           --               --          --        0.74%
      All contract charges                         --          164          $ 5,664        0.00%         --
2015  Lowest contract charge 0.00% Class A    $188.38           --               --          --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --               --          --        9.56%
      All contract charges                         --          125          $ 4,398        0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --               --          --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --               --          --        7.99%
      All contract charges                         --           55          $ 2,411        0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --               --          --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --               --          --       37.12%
      All contract charges                         --           31          $ 1,490        0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --               --          --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --               --          --       18.22%
      All contract charges                         --           17          $   904        0.00%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.00% Class B    $223.60           --               --          --        1.34%
      Highest contract charge 0.90% Class B   $172.61           --               --          --        0.43%
      All contract charges                         --          375          $72,640        0.00%         --
2015  Lowest contract charge 0.00% Class B    $220.65           --               --          --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --               --          --        9.23%
      All contract charges                         --          416          $79,230        0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --               --          --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --               --          --        7.66%
      All contract charges                         --          360          $62,179        0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --               --          --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --               --          --       36.69%
      All contract charges                         --          345          $54,397        0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --               --          --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --               --          --       17.86%
      All contract charges                         --          371          $42,246        0.00%         --
EQ/UBS GROWTH & INCOME
2016  Lowest contract charge 0.00% Class B    $228.79           --               --          --       10.14%
      Highest contract charge 0.90% Class B   $145.80           --               --          --        9.16%
      All contract charges                         --           63          $11,384        0.78%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/UBS GROWTH & INCOME (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $207.72           --               --          --       (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --               --          --       (2.31)%
      All contract charges                                 --           75          $12,167        0.58%         --
2014  Lowest contract charge 0.00% Class B            $210.72           --               --          --       14.44%
      Highest contract charge 0.90% Class B           $136.73           --               --          --       13.41%
      All contract charges                                 --           67          $11,001        0.65%         --
2013  Lowest contract charge 0.00% Class B            $184.13           --               --          --       35.54%
      Highest contract charge 0.90% Class B           $120.56           --               --          --       34.31%
      All contract charges                                 --           63          $ 8,990        1.10%         --
2012  Lowest contract charge 0.00% Class B            $135.85           --               --          --       12.87%
      Highest contract charge 0.90% Class B           $ 89.76           --               --          --       11.85%
      All contract charges                                 --           53          $ 5,682        0.87%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --               --          --        2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --               --          --        2.18%
      All contract charges                                 --           14          $ 1,383        1.33%         --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --               --          --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --               --          --       (0.19)%
      All contract charges                                 --           15          $ 1,264        0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --               --          --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --               --          --        5.55%
      All contract charges                                 --           17          $ 1,482        0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --               --          --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --               --          --       22.09%
      All contract charges                                 --           13          $ 1,320        0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --               --          --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --               --          --       15.11%
      All contract charges                                 --           14          $ 1,460        1.10%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --               --          --        7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --               --          --        6.76%
      All contract charges                                 --          538          $85,572        0.61%         --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --               --          --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --               --          --       (0.49)%
      All contract charges                                 --          570          $86,521        0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --               --          --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --               --          --       10.65%
      All contract charges                                 --          569          $87,938        0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --          --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --          --       29.78%
      All contract charges                                 --          497          $70,922        1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --               --          --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --               --          --       15.09%
      All contract charges                                 --          303          $35,455        1.15%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --          --       17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --          --       17.71%
      All contract charges                                 --           42          $ 1,580        2.59%         --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --          --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --          --       (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --          --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --          --        8.48%
      All contract charges                                 --           25          $ 1,007        2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --          --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --          --       27.82%
      All contract charges                                 --           28          $ 1,373        2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --               --          --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --               --          --       17.05%
      All contract charges                                 --           23          $   981        2.73%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --          --        0.01%
      All contract charges                                 --           73          $ 1,332        0.02%         --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --          --        0.01%
      All contract charges                                 --           67          $   997        0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --          --        0.01%
      All contract charges                                 --           73          $   999        0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --          --        0.01%
      All contract charges                                 --           69          $ 1,329        0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --               --          --        0.01%
      All contract charges                                 --          110          $ 1,969        0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --          --       15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --          --       14.77%
      All contract charges                                 --           78          $ 8,609        1.67%         --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --          --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --          --       (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --          --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --          --        9.23%
      All contract charges                                 --           68          $ 7,537        1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --          --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --          --       32.05%
      All contract charges                                 --           53          $ 5,885        1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --               --          --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --               --          --       17.18%
      All contract charges                                 --           34          $ 3,223        2.46%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --          --       14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --          --       14.17%
      All contract charges                                 --           72          $ 3,626        5.77%         --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --          --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --          --       (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --          --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --          --        0.90%
      All contract charges                                 --           72          $ 5,043        5.13%         --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --          --        5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --          --        5.70%
      All contract charges                                 --           81          $10,831        5.40%         --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --               --          --       13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --               --          --       13.97%
      All contract charges                                 --           90          $13,379        6.82%         --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --          --        4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --          --        4.47%
      All contract charges                                 --          449          $ 9,201        2.76%         --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --          --       (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --          --       (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%         --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --          --        5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --          --        5.62%
      All contract charges                                 --          262          $ 8,319        2.10%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --          --       (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --          --       (2.07)%
      All contract charges                                 --          222          $14,747        1.88%         --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --               --          --        5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --               --          --        5.61%
      All contract charges                                 --          251          $22,605        3.47%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --          --       11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --          --       10.92%
      All contract charges                                 --          197          $24,006        0.34%         --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --          --       (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --          --       (2.52)%
      All contract charges                                 --          171          $20,947        0.18%         --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --          --        6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --          --        5.08%
      All contract charges                                 --          160          $32,742        0.02%         --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --          --       35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --          --       34.65%
      All contract charges                                 --          152          $30,675        0.30%         --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --               --          --       14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --               --          --       13.53%
      All contract charges                                 --          132          $22,666        0.42%         --
FIDELITY(R) VIP VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --          --       11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --          --       11.71%
      All contract charges                                 --           12          $   732        1.07%         --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --          --       (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --          --       (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%         --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --          --       11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --          --       11.11%
      All contract charges                                 --            9          $ 1,519        1.19%         --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --          --       32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --          --       32.18%
      All contract charges                                 --            8          $ 1,244        0.93%         --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --               --          --       20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --               --          --       20.55%
      All contract charges                                 --            5          $   780        1.75%         --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --          --        9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --          --        9.27%
      All contract charges                                 --            3          $   334        0.89%         --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --          --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --          --       (3.19)%
      All contract charges                                 --            4          $   333        0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --          --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --          --        6.51%
      All contract charges                                 --            3          $   323        0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --          --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --          --       30.18%
      All contract charges                                 --            3          $   533        0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --               --          --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --               --          --       27.06%
      All contract charges                                 --            3          $   426        0.43%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
FRANKLIN MUTUAL SHARES VIP FUND
2016  Lowest contract charge 0.00% Class 2    $176.51           --               --          --       16.06%
      Highest contract charge 0.90% Class 2   $166.16           --               --          --       15.02%
      All contract charges                         --           95          $10,495        1.93%         --
2015  Lowest contract charge 0.00% Class 2    $152.09           --               --          --       (4.94)%
      Highest contract charge 0.90% Class 2   $144.46           --               --          --       (5.79)%
      All contract charges                         --          102          $10,352        3.16%         --
2014  Lowest contract charge 0.00% Class 2    $159.99           --               --          --        7.12%
      Highest contract charge 0.90% Class 2   $153.34           --               --          --        6.15%
      All contract charges                         --           99          $11,542        2.06%         --
2013  Lowest contract charge 0.00% Class 2    $149.35           --               --          --       28.26%
      Highest contract charge 0.90% Class 2   $144.45           --               --          --       27.11%
      All contract charges                         --          107          $12,070        2.07%         --
2012  Lowest contract charge 0.00% Class 2    $116.44           --               --          --       14.24%
      Highest contract charge 0.90% Class 2   $113.64           --               --          --       13.21%
      All contract charges                         --           91          $ 8,442        2.20%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2016  Lowest contract charge 0.00% Class 2    $202.94           --               --          --       16.04%
      Highest contract charge 0.90% Class 2   $191.03           --               --          --       15.00%
      All contract charges                         --          272          $54,019        1.39%         --
2015  Lowest contract charge 0.00% Class 2    $174.89           --               --          --       (3.65)%
      Highest contract charge 0.90% Class 2   $166.12           --               --          --       (4.51)%
      All contract charges                         --          288          $49,522        1.42%         --
2014  Lowest contract charge 0.00% Class 2    $181.51           --               --          --        8.72%
      Highest contract charge 0.90% Class 2   $173.97           --               --          --        7.74%
      All contract charges                         --          299          $53,364        1.31%         --
2013  Lowest contract charge 0.00% Class 2    $166.95           --               --          --       29.69%
      Highest contract charge 0.90% Class 2   $161.47           --               --          --       28.53%
      All contract charges                         --          293          $48,326        1.58%         --
2012  Lowest contract charge 0.00% Class 2    $128.73           --               --          --       11.96%
      Highest contract charge 0.90% Class 2   $125.63           --               --          --       10.95%
      All contract charges                         --          254          $32,372        1.61%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2016  Lowest contract charge 0.00% Class 2    $201.04           --               --          --       30.18%
      Highest contract charge 0.90% Class 2   $189.24           --               --          --       29.02%
      All contract charges                         --          158          $11,113        0.69%         --
2015  Lowest contract charge 0.00% Class 2    $154.43           --               --          --       (7.38)%
      Highest contract charge 0.90% Class 2   $146.68           --               --          --       (8.22)%
      All contract charges                         --          118          $ 5,236        0.63%         --
2014  Lowest contract charge 0.00% Class 2    $166.74           --               --          --        0.57%
      Highest contract charge 0.90% Class 2   $159.81           --               --          --       (0.34)%
      All contract charges                         --           99          $ 5,650        0.61%         --
2013  Lowest contract charge 0.00% Class 2    $165.79           --               --          --       36.24%
      Highest contract charge 0.90% Class 2   $160.35           --               --          --       35.01%
      All contract charges                         --           83          $ 6,511        1.36%         --
2012  Lowest contract charge 0.00% Class 2    $121.69           --               --          --       18.39%
      Highest contract charge 0.90% Class 2   $118.77           --               --          --       17.33%
      All contract charges                         --           52          $ 2,522        0.80%         --
FRANKLIN STRATEGIC INCOME VIP FUND
2016  Lowest contract charge 0.00% Class 2    $132.91           --               --          --        7.94%
      Highest contract charge 0.90% Class 2   $125.11           --               --          --        6.97%
      All contract charges                         --          235          $30,795        3.43%         --
2015  Lowest contract charge 0.00% Class 2    $123.13           --               --          --       (3.87)%
      Highest contract charge 0.90% Class 2   $116.96           --               --          --       (4.73)%
      All contract charges                         --          240          $29,159        6.36%         --
2014  Lowest contract charge 0.00% Class 2    $128.09           --               --          --        1.86%
      Highest contract charge 0.90% Class 2   $122.77           --               --          --        0.95%
      All contract charges                         --          226          $28,646        5.79%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN STRATEGIC INCOME VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --          --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --          --         2.38%
      All contract charges                                --          200          $24,932        6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --               --          --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --               --          --        11.74%
      All contract charges                                --          160          $19,404        6.83%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --          --        13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --          --        12.26%
      All contract charges                                --           57          $10,371        1.13%          --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --          --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --          --       (10.34)%
      All contract charges                                --           63          $10,210        0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --          --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --          --        12.27%
      All contract charges                                --           59          $10,520        0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --          --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --          --        31.36%
      All contract charges                                --           55          $ 8,694        0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --               --          --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --               --          --        17.13%
      All contract charges                                --           64          $ 7,466        1.17%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2016  Lowest contract charge 0.00% Series II         $187.47           --               --          --        14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --          --        14.53%
      All contract charges                                --          554          $13,211        1.55%          --
2015  Lowest contract charge 0.00% Series II         $163.68           --               --          --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --               --          --         1.82%
      All contract charges                                --          136          $ 3,477        1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --               --          --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --               --          --        12.54%
      All contract charges                                --           49          $ 2,094        1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --               --          --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --               --          --        30.77%
      All contract charges                                --           22          $ 1,324        2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --               --          --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --               --          --        18.37%
      All contract charges                                --            6          $   400        1.64%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2016  Lowest contract charge 0.00% Series II         $155.85           --               --          --         1.82%
      Highest contract charge 0.90% Series II        $146.70           --               --          --         0.90%
      All contract charges                                --          370          $35,067        1.46%          --
2015  Lowest contract charge 0.00% Series II         $153.07           --               --          --        (1.74)%
      Highest contract charge 0.90% Series II        $145.39           --               --          --        (2.63)%
      All contract charges                                --          335          $32,763        3.41%          --
2014  Lowest contract charge 0.00% Series II         $155.78           --               --          --        14.34%
      Highest contract charge 0.90% Series II        $149.31           --               --          --        13.31%
      All contract charges                                --          284          $30,513        1.51%          --
2013  Lowest contract charge 0.00% Series II         $136.24           --               --          --         2.44%
      Highest contract charge 0.90% Series II        $131.77           --               --          --         1.52%
      All contract charges                                --          196          $21,013        3.72%          --
2012  Lowest contract charge 0.00% Series II         $133.00           --               --          --        27.85%
      Highest contract charge 0.90% Series II        $129.80           --               --          --        26.70%
      All contract charges                                --          136          $16,595        0.53%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016  Lowest contract charge 0.00% Series II        $136.00           --               --          --       (0.70)%
      Highest contract charge 0.90% Series II       $128.02           --               --          --       (1.59)%
      All contract charges                               --          467          $30,233        1.17%         --
2015  Lowest contract charge 0.00% Series II        $136.96           --               --          --       (2.62)%
      Highest contract charge 0.90% Series II       $130.09           --               --          --       (3.49)%
      All contract charges                               --          444          $30,483        1.33%         --
2014  Lowest contract charge 0.00% Series II        $140.64           --               --          --        0.09%
      Highest contract charge 0.90% Series II       $134.79           --               --          --       (0.82)%
      All contract charges                               --          390          $28,704        1.51%         --
2013  Lowest contract charge 0.00% Series II        $140.51           --               --          --       18.71%
      Highest contract charge 0.90% Series II       $135.90           --               --          --       17.65%
      All contract charges                               --          267          $22,026        1.06%         --
2012  Lowest contract charge 0.00% Series II        $118.36           --               --          --       15.26%
      Highest contract charge 0.90% Series II       $115.51           --               --          --       14.22%
      All contract charges                               --          200          $15,800        1.38%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2016  Lowest contract charge 0.00% Series II        $157.62           --               --          --       13.16%
      Highest contract charge 0.90% Series II       $148.37           --               --          --       12.15%
      All contract charges                               --           31          $ 3,382        0.00%         --
2015  Lowest contract charge 0.00% Series II        $139.29           --               --          --       (4.27)%
      Highest contract charge 0.90% Series II       $132.30           --               --          --       (5.14)%
      All contract charges                               --           29          $ 3,003        0.10%         --
2014  Lowest contract charge 0.00% Series II        $145.51           --               --          --        4.17%
      Highest contract charge 0.90% Series II       $139.47           --               --          --        3.23%
      All contract charges                               --           27          $ 3,519        0.00%         --
2013  Lowest contract charge 0.00% Series II        $139.69           --               --          --       28.46%
      Highest contract charge 0.90% Series II       $135.10           --               --          --       27.31%
      All contract charges                               --           28          $ 3,685        0.54%         --
2012  Lowest contract charge 0.00% Series II        $108.74           --               --          --       10.62%
      Highest contract charge 0.90% Series II       $106.12           --               --          --        9.62%
      All contract charges                               --           22          $ 2,311        0.00%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2016  Lowest contract charge 0.00% Series II        $181.77           --               --          --       11.84%
      Highest contract charge 0.90% Series II       $171.10           --               --          --       10.83%
      All contract charges                               --           32          $ 4,613        0.00%         --
2015  Lowest contract charge 0.00% Series II        $162.53           --               --          --       (5.74)%
      Highest contract charge 0.90% Series II       $154.38           --               --          --       (6.59)%
      All contract charges                               --           34          $ 4,376        0.00%         --
2014  Lowest contract charge 0.00% Series II        $172.43           --               --          --        2.08%
      Highest contract charge 0.90% Series II       $165.27           --               --          --        1.17%
      All contract charges                               --           30          $ 4,096        0.00%         --
2013  Lowest contract charge 0.00% Series II        $168.91           --               --          --       37.08%
      Highest contract charge 0.90% Series II       $163.36           --               --          --       35.85%
      All contract charges                               --           30          $ 4,179        0.00%         --
2012  Lowest contract charge 0.00% Series II        $123.22           --               --          --       13.66%
      Highest contract charge 0.90% Series II       $120.25           --               --          --       12.63%
      All contract charges                               --           26          $ 2,784        0.00%         --
IVY VIP DIVIDEND OPPORTUNITIES
2016  Lowest contract charge 0.00% Common Shares    $172.14           --               --          --        6.95%
      Highest contract charge 0.00% Common Shares   $172.14           --               --          --        6.95%
      All contract charges                               --           26          $   744        1.39%         --
2015  Lowest contract charge 0.00% Common Shares    $160.95           --               --          --       (2.06)%
      Highest contract charge 0.00% Common Shares   $160.95           --               --          --       (2.06)%
      All contract charges                               --           25          $   524        1.27%         --
2014  Lowest contract charge 0.00% Common Shares    $164.33           --               --          --        9.84%
      Highest contract charge 0.00% Common Shares   $164.33           --               --          --        9.84%
      All contract charges                               --           27          $   701        1.13%         --
2013  Lowest contract charge 0.00% Common Shares    $149.61           --               --          --       29.61%
      Highest contract charge 0.00% Common Shares   $149.61           --               --          --       29.61%
      All contract charges                               --           27          $   944        1.44%         --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
IVY VIP DIVIDEND OPPORTUNITIES (CONTINUED)
2012  Lowest contract charge 0.00% Common Shares       $115.43           --               --          --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --               --          --        13.18%
      All contract charges                                  --           13          $   324        0.94%          --
IVY VIP ENERGY
2016  Lowest contract charge 0.00% Common Shares       $126.31           --               --          --        34.56%
      Highest contract charge 0.90% Common Shares      $118.89           --               --          --        33.34%
      All contract charges                                  --          241          $19,853        0.14%          --
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --               --          --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --               --          --       (22.85)%
      All contract charges                                  --          206          $14,261        0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --               --          --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --               --          --       (11.37)%
      All contract charges                                  --          162          $14,918          --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --               --          --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --               --          --        26.61%
      All contract charges                                  --          113          $11,601          --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --               --          --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --               --          --         0.47%
      All contract charges                                  --           84          $ 7,689          --           --
IVY VIP HIGH INCOME
2016  Lowest contract charge 0.00% Common Shares       $114.60           --               --          --        16.19%
      Highest contract charge 0.90% Common Shares      $110.88           --               --          --        15.14%
      All contract charges                                  --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --               --          --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --               --          --        (7.35)%
      All contract charges                                  --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --               --          --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --               --          --         0.99%
      All contract charges                                  --          230          $17,934        4.14%          --
2013  Lowest contract charge 0.00% Common Shares(a)    $103.52           --               --          --         3.73%
      Highest contract charge 0.90% Common Shares(a)   $102.92           --               --          --         3.15%
      All contract charges                                  --           70          $ 6,145          --           --
IVY VIP MID CAP GROWTH
2016  Lowest contract charge 0.00% Common Shares       $183.22           --               --          --         6.12%
      Highest contract charge 0.90% Common Shares      $172.47           --               --          --         5.16%
      All contract charges                                  --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% Common Shares       $172.66           --               --          --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --               --          --        (6.63)%
      All contract charges                                  --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --               --          --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --               --          --         6.90%
      All contract charges                                  --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% Common Shares       $169.89           --               --          --        29.94%
      Highest contract charge 0.90% Common Shares      $164.31           --               --          --        28.77%
      All contract charges                                  --          217          $24,177        0.00%          --
2012  Lowest contract charge 0.00% Common Shares       $130.74           --               --          --        13.56%
      Highest contract charge 0.90% Common Shares      $127.60           --               --          --        12.53%
      All contract charges                                  --          153          $14,558        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2016  Lowest contract charge 0.00% Common Shares       $202.28           --               --          --         1.54%
      Highest contract charge 0.90% Common Shares      $130.53           --               --          --         0.63%
      All contract charges                                  --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% Common Shares       $199.21           --               --          --        (2.88)%
      Highest contract charge 0.90% Common Shares      $129.71           --               --          --        (3.75)%
      All contract charges                                  --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $205.12           --               --          --         2.92%
      Highest contract charge 0.90% Common Shares      $134.77           --               --          --         1.98%
      All contract charges                                  --          195          $22,263        0.00%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
IVY VIP SCIENCE AND TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $199.31           --               --          --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --               --          --        30.38%
      All contract charges                                --          137          $16,143        0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --               --          --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --               --          --        27.83%
      All contract charges                                --           33          $ 2,665        0.00%          --
IVY VIP SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Common Shares     $162.99           --               --          --         2.91%
      Highest contract charge 0.90% Common Shares    $153.43           --               --          --         1.99%
      All contract charges                                --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% Common Shares     $158.38           --               --          --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --               --          --         0.97%
      All contract charges                                --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --               --          --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --               --          --         0.68%
      All contract charges                                --           49          $ 5,917        0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --               --          --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --               --          --        42.08%
      All contract charges                                --           52          $ 6,647        0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --               --          --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --               --          --         4.21%
      All contract charges                                --           40          $ 4,028        0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2016  Lowest contract charge 0.00% Service Shares    $103.74           --               --          --        20.78%
      Highest contract charge 0.90% Service Shares   $ 97.65           --               --          --        19.70%
      All contract charges                                --          693          $47,503        1.08%          --
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --               --          --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --               --          --       (20.77)%
      All contract charges                                --          602          $39,063        1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --               --          --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --               --          --        (5.50)%
      All contract charges                                --          495          $45,474        1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --               --          --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --               --          --        (2.14)%
      All contract charges                                --          463          $46,651        1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --               --          --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --               --          --        20.96%
      All contract charges                                --          414          $44,521        1.63%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class     $173.40           --               --          --         3.84%
      Highest contract charge 0.90% Service Class    $163.23           --               --          --         2.91%
      All contract charges                                --          707          $77,174        1.18%          --
2015  Lowest contract charge 0.00% Service Class     $166.99           --               --          --         6.32%
      Highest contract charge 0.90% Service Class    $158.61           --               --          --         5.36%
      All contract charges                                --          600          $69,473        1.80%          --
2014  Lowest contract charge 0.00% Service Class     $157.06           --               --          --         1.13%
      Highest contract charge 0.90% Service Class    $150.54           --               --          --         0.23%
      All contract charges                                --          483          $57,722        1.86%          --
2013  Lowest contract charge 0.00% Service Class     $155.30           --               --          --        27.63%
      Highest contract charge 0.90% Service Class    $150.20           --               --          --        26.48%
      All contract charges                                --          400          $52,025        1.49%          --
2012  Lowest contract charge 0.00% Service Class     $121.68           --               --          --        15.93%
      Highest contract charge 0.90% Service Class    $118.75           --               --          --        14.89%
      All contract charges                                --          263          $28,328        1.42%          --
MFS(R) INVESTORS TRUST SERIES
2016  Lowest contract charge 0.00% Service Class     $188.10           --               --          --         8.32%
      Highest contract charge 0.80% Service Class    $178.26           --               --          --         7.45%
      All contract charges                                --           15          $ 2,618        0.57%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2015  Lowest contract charge 0.00% Service Class       $173.66           --                --         --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                --         --        (0.84)%
      All contract charges                                  --           13          $  2,199       0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                --         --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                --         --         9.83%
      All contract charges                                  --           12          $  2,089       0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                --         --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                --         --        30.69%
      All contract charges                                  --           10          $  1,500       1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                --         --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                --         --        17.88%
      All contract charges                                  --            5          $    647       1.03%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(C)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --         --         5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --         --         4.89%
      All contract charges                                  --           19          $  3,765       0.40%          --
2015  Lowest contract charge 0.00% Service Class(d)    $178.35           --                --         --        (1.63)%
      Highest contract charge 0.90% Service Class(d)   $169.40           --                --         --        (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%          --
MFS(R) UTILITIES SERIES
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --         --        11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --         --        11.23%
      All contract charges                                  --          108          $  2,555       3.82%          --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --         --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --         --       (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --         --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --         --        12.47%
      All contract charges                                  --           71          $  1,860       1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --         --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --         --        20.22%
      All contract charges                                  --           48          $  1,452       2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                --         --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                --         --        13.21%
      All contract charges                                  --           36          $    909       7.57%          --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.00% Class A             $299.83           --                --         --         3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --         --         2.51%
      All contract charges                                  --          498          $351,429       0.53%          --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --         --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --         --         3.06%
      All contract charges                                  --          542          $373,360       0.16%          --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --         --        10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --         --         9.67%
      All contract charges                                  --          585          $389,941       0.10%          --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --         --        37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --         --        35.96%
      All contract charges                                  --          630          $384,363       0.11%          --
2012  Lowest contract charge 0.00% Class A             $183.58           --                --         --        14.20%
      Highest contract charge 0.90% Class A            $189.20           --                --         --        13.17%
      All contract charges                                  --          699          $312,057       0.23%          --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.00% Class B             $152.70           --                --         --         3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --         --         2.82%
      All contract charges                                  --          178          $ 25,303       0.53%          --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --         --         3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --         --         3.37%
      All contract charges                                  --          194          $ 26,699       0.16%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $141.96           --               --          --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --               --          --       10.00%
      All contract charges                         --          203          $27,000        0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --               --          --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --               --          --       36.32%
      All contract charges                         --          222          $26,718        0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --               --          --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --               --          --       13.51%
      All contract charges                         --          235          $20,720        0.23%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.00% Class A    $173.80           --               --          --        2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --          --        2.02%
      All contract charges                         --          169          $20,450        2.08%         --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --          --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --          --       (0.47)%
      All contract charges                         --          159          $20,844        1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --          --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --          --        3.13%
      All contract charges                         --          167          $22,443        2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --          --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --          --       (2.98)%
      All contract charges                         --          156          $22,518        1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --               --          --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --               --          --        4.84%
      All contract charges                         --          159          $24,734        2.06%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.00% Class B    $179.14           --               --          --        2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --          --        1.72%
      All contract charges                         --          292          $49,249        2.08%         --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --          --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --          --       (0.77)%
      All contract charges                         --          304          $50,153        1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --          --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --          --        2.81%
      All contract charges                         --          327          $53,881        2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --          --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --          --       (3.23)%
      All contract charges                         --          348          $55,539        1.53%         --
2012  Lowest contract charge 0.00% Class B    $172.07           --               --          --        5.47%
      Highest contract charge 0.90% Class B   $155.78           --               --          --        4.52%
      All contract charges                         --          387          $63,352        2.06%         --
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.00% Class A    $383.02           --               --          --        6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --          --        6.15%
      All contract charges                         --           28          $10,529        0.10%         --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --          --       (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --          --       (2.10)%
      All contract charges                         --           31          $10,804        0.00%         --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --          --        4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --          --        4.22%
      All contract charges                         --           33          $11,863        0.00%         --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --          --       40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --          --       39.31%
      All contract charges                         --           36          $12,410        0.00%         --
2012  Lowest contract charge 0.00% Class A    $247.82           --               --          --       15.45%
      Highest contract charge 0.60% Class A   $141.79           --               --          --       14.76%
      All contract charges                         --           39          $ 9,635        0.00%         --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.00% Class B    $338.26           --               --          --        6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --          --        5.82%
      All contract charges                         --           88          $19,160        0.10%         --
2015  Lowest contract charge 0.00% Class B    $316.79           --               --          --       (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --          --       (2.41)%
      All contract charges                         --           97          $19,711        0.00%         --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --          --        4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --          --        3.92%
      All contract charges                         --          103          $21,132        0.00%         --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --          --       40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --          --       38.91%
      All contract charges                         --          115          $22,530        0.00%         --
2012  Lowest contract charge 0.00% Class B    $218.86           --               --          --       15.45%
      Highest contract charge 0.90% Class B   $127.92           --               --          --       14.41%
      All contract charges                         --          129          $17,782        0.00%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.00% Class A    $420.32           --               --          --       19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --          --       18.38%
      All contract charges                         --           39          $10,599        1.02%         --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --          --       (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --          --       (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%         --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --          --        5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --          --        4.70%
      All contract charges                         --           43          $11,401        0.44%         --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --          --       35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --          --       34.78%
      All contract charges                         --           49          $12,048        0.35%         --
2012  Lowest contract charge 0.00% Class A    $261.60           --               --          --       14.82%
      Highest contract charge 0.60% Class A   $162.58           --               --          --       14.13%
      All contract charges                         --           52          $10,487        0.37%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.00% Class B    $275.28           --               --          --       19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --          --       18.01%
      All contract charges                         --          144          $36,624        1.02%         --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --          --       (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --          --       (6.40)%
      All contract charges                         --          161          $34,517        0.68%         --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --          --        5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --          --        4.39%
      All contract charges                         --          171          $39,089        0.44%         --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --          --       35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --          --       34.38%
      All contract charges                         --          183          $39,817        0.35%         --
2012  Lowest contract charge 0.00% Class B    $171.37           --               --          --       14.82%
      Highest contract charge 0.90% Class B   $155.14           --               --          --       13.78%
      All contract charges                         --          211          $34,090        0.37%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.00% Class A    $508.34           --               --          --        8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --          --        8.30%
      All contract charges                         --           43          $17,008        0.01%         --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --          --        6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --          --        5.65%
      All contract charges                         --           45          $16,131        0.00%         --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --          --       13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --          --       12.86%
      All contract charges                         --           46          $16,479        0.00%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --               --          --        35.59%
      Highest contract charge 0.60% Class A         $201.18           --               --          --        34.78%
      All contract charges                               --           43          $15,169        0.00%          --
2012  Lowest contract charge 0.00% Class A          $285.13           --               --          --        13.43%
      Highest contract charge 0.60% Class A         $149.27           --               --          --        12.74%
      All contract charges                               --           47          $12,141        0.00%          --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.00% Class B          $413.27           --               --          --         8.94%
      Highest contract charge 0.90% Class B         $222.44           --               --          --         7.96%
      All contract charges                               --          284          $73,856        0.01%          --
2015  Lowest contract charge 0.00% Class B          $379.34           --               --          --         6.29%
      Highest contract charge 0.90% Class B         $206.03           --               --          --         5.34%
      All contract charges                               --          301          $71,400        0.00%          --
2014  Lowest contract charge 0.00% Class B          $356.88           --               --          --        13.55%
      Highest contract charge 0.90% Class B         $195.59           --               --          --        12.53%
      All contract charges                               --          331          $73,397        0.00%          --
2013  Lowest contract charge 0.00% Class B          $314.29           --               --          --        35.59%
      Highest contract charge 0.90% Class B         $173.81           --               --          --        34.37%
      All contract charges                               --          353          $69,150        0.00%          --
2012  Lowest contract charge 0.00% Class B          $231.80           --               --          --        13.43%
      Highest contract charge 0.90% Class B         $129.35           --               --          --        12.40%
      All contract charges                               --          403          $57,987        0.00%          --
NATURAL RESOURCES PORTFOLIO
2016  Lowest contract charge 0.00% Class II         $ 61.56           --               --          --        24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --               --          --        24.82%
      All contract charges                               --          102          $ 3,924        0.00%          --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --               --          --       (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --               --          --       (28.84)%
      All contract charges                               --           86          $ 2,626        0.00%          --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --               --          --       (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --               --          --       (19.79)%
      All contract charges                               --          141          $ 7,525        0.00%          --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --               --          --         9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --               --          --         9.76%
      All contract charges                               --          123          $ 9,220        0.00%          --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --               --          --        (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --               --          --        (2.92)%
      All contract charges                               --          175          $13,286        0.00%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --               --          --        14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --               --          --        13.85%
      All contract charges                               --          136          $ 9,580        1.02%          --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --               --          --       (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --               --          --       (26.34)%
      All contract charges                               --          132          $ 8,067        4.22%          --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --               --          --       (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --               --          --       (19.47)%
      All contract charges                               --          109          $ 9,010        0.27%          --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --               --          --       (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --               --          --       (15.48)%
      All contract charges                               --           98          $10,045        1.64%          --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --               --          --         5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --               --          --         4.18%
      All contract charges                               --           88          $10,567        2.47%          --
PIMCO REAL RETURN PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --          --         5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --          --         4.15%
      All contract charges                               --          260          $24,189        2.17%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --          --        (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --          --        (3.67)%
      All contract charges                               --          276          $23,346        3.85%          --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --          --         2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --          --         2.07%
      All contract charges                               --          281          $25,631        1.29%          --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --          --        (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --          --       (10.12)%
      All contract charges                               --          320          $29,938        1.51%          --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --               --          --         8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --               --          --         7.67%
      All contract charges                               --          366          $40,719        0.92%          --
PIMCO TOTAL RETURN PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --          --         2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --          --         1.66%
      All contract charges                               --          770          $62,095        1.98%          --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --          --         0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --          --        (0.55)%
      All contract charges                               --          785          $63,420        4.92%          --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --          --         4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --          --         3.24%
      All contract charges                               --          811          $63,291        2.08%          --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --          --        (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --          --        (2.94)%
      All contract charges                               --          873          $66,772        2.11%          --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --               --          --         9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --               --          --         8.51%
      All contract charges                               --          816          $70,878        2.48%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2016  Lowest contract charge 0.00% Class II         $181.71           --               --          --        18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --          --        17.79%
      All contract charges                               --           71          $12,645        1.79%          --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --          --        (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --          --        (7.94)%
      All contract charges                               --          115          $17,055        1.59%          --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --          --         7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --          --         6.14%
      All contract charges                               --          127          $20,537        1.50%          --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --          --        29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --          --        28.24%
      All contract charges                               --          136          $20,548        1.35%          --
2012  Lowest contract charge 0.00% Class II         $118.74           --               --          --        16.92%
      Highest contract charge 0.90% Class II        $115.89           --               --          --        15.87%
      All contract charges                               --          111          $13,048        1.98%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2016  Lowest contract charge 0.00% Class II         $305.49           --               --          --       (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --          --       (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%          --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --          --        12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --          --        12.47%
      All contract charges                               --           84          $ 5,986        0.00%          --
2014  Lowest contract charge 0.00% Class II         $304.22           --               --          --        31.23%
      Highest contract charge 0.00% Class II        $304.22           --               --          --        31.23%
      All contract charges                               --           66          $ 6,008        0.00%          --
2013  Lowest contract charge 0.00% Class II         $231.83           --               --          --        50.51%
      Highest contract charge 0.00% Class II        $231.83           --               --          --        50.51%
      All contract charges                               --           49          $ 5,013        0.00%          --
2012  Lowest contract charge 0.00% Class II         $154.03           --               --          --        31.00%
      Highest contract charge 0.00% Class II        $154.03           --               --          --        31.00%
      All contract charges                               --           22          $ 2,484        0.00%          --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $141.64          --                --          --        5.63%
      Highest contract charge 0.00% Class B      $141.64          --                --          --        5.63%
      All contract charges                            --          14            $  288        1.61%         --
2015  Lowest contract charge 0.00% Class B       $134.09          --                --          --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09          --                --          --       (1.91)%
      All contract charges                            --          12            $  223        2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70          --                --          --        2.96%
      Highest contract charge 0.00% Class B      $136.70          --                --          --        2.96%
      All contract charges                            --           2            $   38        0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77          --                --          --       14.07%
      Highest contract charge 0.00% Class B      $132.77          --                --          --       14.07%
      All contract charges                            --           2            $  118        0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39          --                --          --       10.86%
      Highest contract charge 0.00% Class B      $116.39          --                --          --       10.86%
      All contract charges                            --           7            $  661        0.31%         --
TARGET 2025 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $149.28          --                --          --        7.41%
      Highest contract charge 0.80% Class B(b)   $ 99.81          --                --          --        6.55%
      All contract charges                            --          69            $2,092        1.65%         --
2015  Lowest contract charge 0.00% Class B       $138.98          --                --          --       (2.04)%
      Highest contract charge 0.60% Class B(b)   $ 93.80          --                --          --       (5.65)%
      All contract charges                            --          49            $1,261        1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87          --                --          --        4.03%
      Highest contract charge 0.00% Class B      $141.87          --                --          --        4.03%
      All contract charges                            --          46            $  915        1.55%         --
2013  Lowest contract charge 0.00% Class B       $136.37          --                --          --       19.10%
      Highest contract charge 0.00% Class B      $136.37          --                --          --       19.10%
      All contract charges                            --          27            $  506        1.01%         --
2012  Lowest contract charge 0.00% Class B       $114.50          --                --          --       12.85%
      Highest contract charge 0.00% Class B      $114.50          --                --          --       12.85%
      All contract charges                            --          23            $1,025        0.27%         --
TARGET 2035 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $153.26          --                --          --        8.03%
      Highest contract charge 0.60% Class B      $100.37          --                --          --        7.38%
      All contract charges                            --          30            $1,344        1.57%         --
2015  Lowest contract charge 0.00% Class B       $141.87          --                --          --       (2.03)%
      Highest contract charge 0.60% Class B(b)   $ 93.47          --                --          --       (5.98)%
      All contract charges                            --          24            $  864        1.43%         --
2014  Lowest contract charge 0.00% Class B       $144.81          --                --          --        4.49%
      Highest contract charge 0.00% Class B      $144.81          --                --          --        4.49%
      All contract charges                            --          18            $  934        1.40%         --
2013  Lowest contract charge 0.00% Class B       $138.59          --                --          --       22.25%
      Highest contract charge 0.00% Class B      $138.59          --                --          --       22.25%
      All contract charges                            --          12            $  760        2.05%         --
2012  Lowest contract charge 0.00% Class B       $113.37          --                --          --       14.11%
      Highest contract charge 0.00% Class B      $113.37          --                --          --       14.11%
      All contract charges                            --           8            $  263        0.06%         --
TARGET 2045 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $155.07          --                --          --        8.69%
      Highest contract charge 0.60% Class B      $100.40          --                --          --        8.04%
      All contract charges                            --          15            $  753        1.65%         --
2015  Lowest contract charge 0.00% Class B       $142.67          --                --          --       (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93          --                --          --       (6.52)%
      All contract charges                            --          16            $  571        1.91%         --
2014  Lowest contract charge 0.00% Class B       $145.92          --                --          --        4.77%
      Highest contract charge 0.00% Class B      $145.92          --                --          --        4.77%
      All contract charges                            --           9            $  259        1.38%         --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $139.27           --               --          --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --          --        25.22%
      All contract charges                            --            7          $   209        1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --               --          --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --               --          --        15.43%
      All contract charges                            --            9          $   349        0.41%          --
TARGET 2055 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $102.71           --               --          --         9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --          --         8.85%
      All contract charges                            --            2          $   264        1.83%          --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --          --        (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --          --        (6.70)%
      All contract charges                            --           --          $    46        3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --          --        17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --          --        16.39%
      All contract charges                            --          104          $ 9,563        0.81%          --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --          --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --          --       (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --          --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --          --        (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --          --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --          --        (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%          --
2012  Lowest contract charge 0.00% Class 2       $108.20           --               --          --        13.16%
      Highest contract charge 0.90% Class 2      $105.60           --               --          --        12.14%
      All contract charges                            --           91          $ 9,640        1.42%          --
TEMPLETON GLOBAL BOND VIP FUND
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --          --         2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --          --         2.01%
      All contract charges                            --          529          $41,472        0.00%          --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --          --        (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --          --        (5.17)%
      All contract charges                            --          529          $42,461        7.79%          --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --          --         1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --          --         0.92%
      All contract charges                            --          515          $47,540        5.01%          --
2013  Lowest contract charge 0.00% Class 2       $121.91           --               --          --         1.63%
      Highest contract charge 0.90% Class 2      $117.90           --               --          --         0.71%
      All contract charges                            --          531          $54,314        5.00%          --
2012  Lowest contract charge 0.00% Class 2       $119.95           --               --          --        15.06%
      Highest contract charge 0.90% Class 2      $117.07           --               --          --        14.03%
      All contract charges                            --          627          $71,476        6.27%          --
TEMPLETON GROWTH VIP FUND
2016  Lowest contract charge 0.00% Class 2       $153.21           --               --          --         9.62%
      Highest contract charge 0.90% Class 2      $144.22           --               --          --         8.64%
      All contract charges                            --           31          $ 4,575        2.03%          --
2015  Lowest contract charge 0.00% Class 2       $139.77           --               --          --        (6.48)%
      Highest contract charge 0.90% Class 2      $132.75           --               --          --        (7.33)%
      All contract charges                            --           33          $ 4,511        2.55%          --
2014  Lowest contract charge 0.00% Class 2       $149.46           --               --          --        (2.82)%
      Highest contract charge 0.90% Class 2      $143.25           --               --          --        (3.69)%
      All contract charges                            --           36          $ 5,379        1.34%          --
2013  Lowest contract charge 0.00% Class 2       $153.79           --               --          --        30.82%
      Highest contract charge 0.90% Class 2      $148.74           --               --          --        29.64%
      All contract charges                            --           29          $ 4,333        2.50%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2                 $117.56           --               --          --        21.07%
      Highest contract charge 0.90% Class 2                $114.73           --               --          --        19.97%
      All contract charges                                      --           11          $ 1,364        2.11%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --          --        43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --          --        42.14%
      All contract charges                                      --          155          $12,986        0.38%          --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --          --       (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --          --       (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%          --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --          --       (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --          --       (20.07)%
      All contract charges                                      --          127          $11,178        0.00%          --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --          --        10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --          --         9.30%
      All contract charges                                      --          115          $12,630        0.51%          --
2012  Lowest contract charge 0.00% Class S Shares          $100.63           --               --          --         3.10%
      Highest contract charge 0.90% Class S Shares         $ 98.21           --               --          --         2.18%
      All contract charges                                      --          118          $11,742        0.65%          --
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --          --        11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --          --        11.14%
      All contract charges                                      --           31          $ 7,243        2.38%          --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --          --         0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --          --         0.66%
      All contract charges                                      --           37          $ 7,894        1.66%          --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --          --        12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --          --        12.83%
      All contract charges                                      --           36          $ 7,580        1.67%          --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --          --        31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --          --        31.39%
      All contract charges                                      --           34          $ 6,456        4.22%          --
2012  Lowest contract charge 0.60% Investor Share Class    $142.42           --               --          --        15.16%
      Highest contract charge 0.60% Investor Share Class   $142.42           --               --          --        15.16%
      All contract charges                                      --           33          $ 4,681        1.76%          --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (d)Units were made available on March 27, 2015.
  (e)Units were made available on May 20, 2016.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Option") will replace interests in the current investment options (the "Removed Option"), as listed in the table below.

-----------------------------------------------------
 REMOVED OPTION              SURVIVING OPTION
-----------------------------------------------------
All Asset Aggressive-Alt 25  All Asset Growth-Alt 20
-----------------------------------------------------

                                    FSA-155

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm........................................  F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2016 and 2015......................................  F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.....  F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
   and 2014....................................................................................  F-4
  Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014..............  F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..........  F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization......................................................................  F-8
   Note 2 -- Significant Accounting Policies...................................................  F-8
   Note 3 -- Investments....................................................................... F-23
   Note 4 -- Goodwill and Other Intangible Assets.............................................. F-42
   Note 5 -- Closed Block...................................................................... F-43
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost............... F-44
   Note 7 -- Fair Value Disclosures............................................................ F-44
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features.......... F-56
   Note 9 -- Reinsurance Agreements............................................................ F-59
   Note 10 -- Short-Term Debt.................................................................. F-61
   Note 11 -- Related Party Transactions....................................................... F-61
   Note 12 -- Employee Benefit Plans........................................................... F-63
   Note 13 -- Share-Based and Other Compensation Programs...................................... F-67
   Note 14 -- Income Taxes..................................................................... F-73
   Note 15 -- Accumulated Other Comprehensive Income (Loss).................................... F-75
   Note 16 -- Commitments and Contingent Liabilities........................................... F-76
   Note 17 -- Litigation....................................................................... F-78
   Note 18 -- Insurance Group Statutory Financial Information.................................. F-79
   Note 19 -- Business Segment Information..................................................... F-80
   Note 20 -- Quarterly Results of Operations (Unaudited)...................................... F-81

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                                2016       2015
                                                             ---------- ----------
                                                                 (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $32,123 and $31,201).................. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).................................      9,757      7,171
  Policy loans..............................................      3,361      3,393
  Other equity investments..................................      1,408      1,477
  Trading securities, at fair value.........................      9,134      6,805
  Other invested assets.....................................      2,186      1,788
                                                             ---------- ----------
   Total investments........................................     58,416     52,527
Cash and cash equivalents...................................      2,950      3,028
Cash and securities segregated, at fair value...............        946        565
Broker-dealer related receivables...........................      2,100      1,971
Securities purchased under agreements to resell.............         --         79
Deferred policy acquisition costs...........................      4,301      4,469
Goodwill and other intangible assets, net...................      3,741      3,733
Amounts due from reinsurers.................................      4,635      4,466
Loans to affiliates.........................................        703      1,087
Guaranteed minimum income benefit reinsurance asset, at
  fair value................................................     10,309     10,570
Other assets................................................      4,260      4,634
Separate Accounts' assets...................................    111,403    107,497
                                                             ---------- ----------

TOTAL ASSETS................................................ $  203,764 $  194,626
                                                             ========== ==========

LIABILITIES
Policyholders' account balances............................. $   38,782 $   33,033
Future policy benefits and other policyholders liabilities..     25,358     24,531
Broker-dealer related payables..............................        484        404
Securities sold under agreements to repurchase..............      1,996      1,890
Customers related payables..................................      2,360      1,715
Amounts due to reinsurers...................................        125        131
Short-term debt.............................................        513        584
Current and deferred income taxes...........................      3,816      4,647
Other liabilities...........................................      2,108      2,586
Separate Accounts' liabilities..............................    111,403    107,497
                                                             ---------- ----------
   Total liabilities........................................    186,945    177,018
                                                             ---------- ----------
Redeemable Noncontrolling Interest.......................... $      403 $       13
                                                             ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11,
12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding....................... $        2 $        2
  Capital in excess of par value............................      5,339      5,321
  Retained earnings.........................................      7,983      8,958
  Accumulated other comprehensive income (loss).............          7        228
                                                             ---------- ----------
   Total AXA Equitable's equity.............................     13,331     14,509
                                                             ---------- ----------
Noncontrolling interest.....................................      3,085      3,086
                                                             ---------- ----------
   Total equity.............................................     16,416     17,595
                                                             ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST
  AND EQUITY................................................ $  203,764 $  194,626
                                                             ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016      2015      2014
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income.................... $  3,423  $  3,208  $  3,115
Premiums........................................................................      880       854       874
Net investment income (loss):
  Investment income (loss) from derivative instruments..........................     (462)      (81)    1,605
  Other investment income (loss)................................................    2,318     2,057     2,210
                                                                                 --------  --------  --------
   Total net investment income (loss)...........................................    1,856     1,976     3,815
                                                                                 --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..................................      (65)      (41)      (72)
  Portion of loss recognized in other comprehensive income (loss)...............       --        --        --
                                                                                 --------  --------  --------
   Net impairment losses recognized.............................................      (65)      (41)      (72)
  Other investment gains (losses), net..........................................       81        21        14
                                                                                 --------  --------  --------
     Total investment gains (losses), net.......................................       16       (20)      (58)
                                                                                 --------  --------  --------
Commissions, fees and other income..............................................    3,791     3,942     3,930
Increase (decrease) in the fair value of the reinsurance contract asset.........     (261)     (141)    3,964
                                                                                 --------  --------  --------
     Total revenues.............................................................    9,705     9,819    15,640
                                                                                 --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................................    2,893     2,799     3,708
Interest credited to policyholders' account balances............................    1,555       978     1,186
Compensation and benefits.......................................................    1,723     1,783     1,739
Commissions.....................................................................    1,095     1,111     1,147
Distribution related payments...................................................      372       394       413
Interest expense................................................................       16        20        53
Amortization of deferred policy acquisition costs, net..........................      162      (331)     (413)
Other operating costs and expenses..............................................    1,458     1,415     1,692
                                                                                 --------  --------  --------
     Total benefits and other deductions........................................    9,274     8,169     9,525
                                                                                 --------  --------  --------
Earnings (loss) from operations, before income taxes............................      431     1,650     6,115
Income tax (expense) benefit....................................................      113      (186)   (1,695)
                                                                                 --------  --------  --------

Net earnings (loss).............................................................      544     1,464     4,420
  Less: net (earnings) loss attributable to the noncontrolling interest.........     (469)     (403)     (387)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $     75  $  1,061  $  4,033
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016     2015      2014
                                                                                 -------  --------  --------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................................. $   544  $  1,464  $  4,420
                                                                                 -------  --------  --------

Other comprehensive income (loss) net of income taxes:
   Foreign currency translation adjustment......................................     (18)      (25)      (21)
   Change in unrealized gains (losses), net of reclassification adjustment......    (217)     (881)      969
   Changes in defined benefit plan related items not yet recognized in periodic
     benefit cost, net of reclassification adjustment...........................      (3)       (4)      (23)
                                                                                 -------  --------  --------
Total other comprehensive income (loss), net of income taxes....................    (238)     (910)      925
                                                                                 -------  --------  --------

Comprehensive income (loss).....................................................     306       554     5,345

  Less: Comprehensive (income) loss attributable to noncontrolling interest.....    (452)     (388)     (358)
                                                                                 -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable....................... $  (146) $    166  $  4,987
                                                                                 =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                    2016       2015       2014
                                                                                 ---------  ---------  ---------
                                                                                          (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end of year......................... $       2  $       2  $       2
                                                                                 ---------  ---------  ---------

  Capital in excess of par value, beginning of year.............................     5,321      5,957      5,934
  Deferred tax on dividend of AB Units..........................................        --        (35)       (26)
  Non cash capital contribution from AXA Financial (See Note 12)................        --        137         --
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --       (772)        --
  Changes in capital in excess of par value.....................................        18         34         49
                                                                                 ---------  ---------  ---------
  Capital in excess of par value, end of year...................................     5,339      5,321      5,957
                                                                                 ---------  ---------  ---------

  Retained earnings, beginning of year..........................................     8,958      8,809      5,205
  Net earnings (loss)...........................................................        75      1,061      4,033
  Shareholder dividends.........................................................    (1,050)      (912)      (429)
                                                                                 ---------  ---------  ---------
  Retained earnings, end of year................................................     7,983      8,958      8,809
                                                                                 ---------  ---------  ---------

  Accumulated other comprehensive income (loss), beginning of year..............       228        351       (603)
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --        772         --
  Other comprehensive income (loss).............................................      (221)      (895)       954
                                                                                 ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year....................         7        228        351
                                                                                 ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................................    13,331     14,509     15,119
                                                                                 ---------  ---------  ---------

  Noncontrolling interest, beginning of year....................................     3,086      2,989      2,903
  Repurchase of AB Holding units................................................      (168)      (154)       (62)
  Net earnings (loss) attributable to noncontrolling interest...................       464        403        387
  Dividends paid to noncontrolling interest.....................................      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA Financial........................        --        145         48
  Other comprehensive income (loss) attributable to noncontrolling interest.....       (17)       (15)       (29)
  Other changes in noncontrolling interest......................................       104        132        143
                                                                                 ---------  ---------  ---------

     Noncontrolling interest, end of year.......................................     3,085      3,086      2,989
                                                                                 ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR....................................................... $  16,416  $  17,595  $  18,108
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Net earnings (loss).............................................................. $     544  $   1,464  $   4,420
  Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
   Interest credited to policyholders' account balances..........................     1,555        978      1,186
   Universal life and investment-type product policy fee income..................    (3,423)    (3,208)    (3,115)
   (Increase) decrease in the fair value of the reinsurance contract asset.......       261        141     (3,964)
   (Income) loss related to derivative instruments...............................       462         81     (1,605)
   Investment (gains) losses, net................................................       (16)        20         58
   Realized and unrealized (gains) losses on trading securities..................        41         43        (22)
   Non-cash long term incentive compensation expense.............................       152        172        171
   Amortization of deferred sales commission.....................................        41         49         42
   Other depreciation and amortization...........................................       (98)       (18)        44
   Amortization of deferred cost of reinsurance asset............................       159         39        302
   Amortization of other intangibles.............................................        29         28         27

   Changes in:
     Net broker-dealer and customer related receivables/payables.................       608        (38)      (525)
     Reinsurance recoverable.....................................................      (534)      (916)      (488)
     Segregated cash and securities, net.........................................      (381)       (89)       505
     Deferred policy acquisition costs...........................................       162       (331)      (413)
     Future policy benefits......................................................       783        934      1,647
     Current and deferred income taxes...........................................      (771)       258      1,448
     Accounts payable and accrued expenses.......................................       (66)        38       (259)
   Other, net....................................................................        31        111        (98)
                                                                                  ---------  ---------  ---------
  Net cash provided by (used in) operating activities............................ $    (461) $    (244) $    (639)
                                                                                  ---------  ---------  ---------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.......................................... $   7,154  $   4,368  $   3,157
   Mortgage loans on real estate.................................................       676        609        652
   Trading account securities....................................................     6,271     10,768      6,099
   Other.........................................................................        32        134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale..........................................    (7,873)    (4,701)    (5,184)
   Mortgage loans on real estate.................................................    (3,261)    (1,311)    (1,432)
   Trading account securities....................................................    (8,691)   (12,501)    (7,014)
   Other.........................................................................      (250)      (132)      (135)
  Cash settlements related to derivative instruments.............................       102        529        999
  Decrease in loans to affiliates................................................       384         --         --
  Change in short-term investments...............................................      (205)      (363)        (5)
  Investment in capitalized software, leasehold improvements and EDP equipment...       (85)       (71)       (83)
  Purchase of business, net of cash acquired.....................................       (21)        --        (61)
  Other, net.....................................................................       409        203        157
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) investing activities.............................. $  (5,358) $  (2,468) $  (2,751)
                                                                                  ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................................... $   9,342  $   5,757  $   6,011
   Withdrawals...................................................................    (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts..........................................     1,606      1,045        815
  Change in short-term financings................................................       (69)        95        221
  Change in collateralized pledged assets........................................      (677)        (2)       (12)
  Change in collateralized pledged liabilities...................................       125       (270)       430
  (Decrease) increase in overdrafts payable......................................       (85)        --         --
  Repayment of Loans from Affiliates.............................................        --         --       (825)
  Repayment of long term debt....................................................        --       (200)        --
  Shareholder dividends paid.....................................................    (1,050)      (767)      (382)
  Repurchase of AB Holding units.................................................      (236)      (214)       (90)
  Redemptions of non-controlling interests of consolidated VIEs, net.............      (137)        --         --
  Distribution to noncontrolling interest in consolidated subsidiaries...........      (385)      (414)      (401)
  Increase (decrease) in Securities sold under agreement to repurchase...........       104        939        950
  (Increase) decrease in securities purchased under agreement to resell..........        79        (79)        --
  Other, net.....................................................................         8          5         (7)
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) financing activities..............................     5,751      3,034      3,843
                                                                                  ---------  ---------  ---------

Effect of exchange rate changes on cash and cash equivalents.....................       (10)       (10)       (20)
Change in cash and cash equivalents..............................................       (78)       312        433
Cash and cash equivalents, beginning of year.....................................     3,028      2,716      2,283
                                                                                  ---------  ---------  ---------

Cash and Cash Equivalents, End of Year........................................... $   2,950  $   3,028  $   2,716
                                                                                  =========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................................................. $      11  $      19  $      72
                                                                                  =========  =========  =========
  Income Taxes (Refunded) Paid................................................... $     613  $     (80) $     272
                                                                                  =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 with no significant impact to the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA

   Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions.
   Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The Company also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with GMDB and GMIB features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs DAC will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $77 million, increased the amortization of DAC by $289 million, increased Universal life and investment-type product policy fee income by $22 million, decreased Earnings from continuing operations before income taxes by $189 million and decreased Net earnings by approximately $123 million. Included in these balances are out-of-period adjustments ("OOPA's") which decreased Earnings from continuing operations before income taxes by $49 million in 2016.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Earnings from continuing operations before income taxes and Net earnings, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $92 million and $60 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $685 million and $445 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the GMIB reserves of $65 million and a decrease in the amortization of DAC of $13 million. In 2015, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $164 million and $107 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million and a decrease in the GMIB reserves of $55 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $208 million and $135 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $46 million and $30 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, these changes increased Earnings from continuing operations before income taxes and Net earnings by approximately $473 million and $307 million, respectively.

   Out of Period Adjustments

   In 2016, the Company recorded several out-of-period adjustments ("OOPA's") in its financial statements, primarily related to errors in the models used to calculate policyholders' benefit reserves for certain VISL products . These OOPA's resulted in a decrease of $4 million in total revenues and increased total benefits and other deductions by $40 million in 2016.

   Additionally, in 2016, the Company recorded an income tax expense as an OOPA, related to the settlement of inter-company balances between AB and its foreign subsidiaries, which created deemed dividends under Section 956 of the U.S. Internal Revenue Code of 1986, as amended. As a result, the Company has been understating its income tax provision and income tax liability since 2010. As a result of the deemed dividend adjustment discussed above, the accumulated undistributed earnings permanently invested outside the U.S. will decrease significantly as of December 31, 2016. This OOPA resulted in an increase of $38 million in income tax expense and decreased Earnings attributable to noncontrolling interest by $27 million in 2016, respectively.

   In 2016, total OOPA's including those discussed above, decreased Earnings from operations, before income tax by $44 million and Net earnings by $67 million, respectively.

   In 2016, the Company identified an error in the presentation of Universal life and investment-type product policy fee income and Premiums on the consolidated statements of earnings for the years ended December 31, 2015 and 2014. The Company has revised the previously reported balances by decreasing Universal life and investment-type product policy fee income and increasing Premiums by $366 million and $360 million in 2015 and 2014, respectively, to improve the consistency and comparability with the current period presentation. The errors did not impact Total Revenues or Earnings
   (loss) from operations, before income taxes, or Net earnings (loss) and were not considered material to previously issued financial statements.

   In 2015, the Company recorded several OOPAs in its financial statements, primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its VISL products. In addition, the Company recorded an OOPA in 2015 related to an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's business. These OOPAs resulted in a decrease of $112 in total revenues, a $51 million decrease in total benefits and other deductions, a $61 million decrease in earnings (loss) from operations, before income taxes and a $40 million decrease in net earnings.

   In 2014, the Company recorded several OOPAs in its financial statements primarily related to updates in the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS        GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ------------- ---------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $   12,418 $      675     $      81 $   13,012    $     --
  Private corporate..........................      6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......     10,739        221           624     10,336          --
  States and political subdivisions..........        432         63             2        493          --
  Foreign governments........................        375         29            14        390          --
  Commercial mortgage-backed.................        415         28            72        371           7
  Residential mortgage-backed/(1)/...........        294         20            --        314          --
  Asset-backed/(2)/..........................         51         10             1         60           3
  Redeemable preferred stock.................        519         45            10        554          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     32,123      1,306           859     32,570          10

Equity securities............................        113         --            --        113          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2016................... $   32,236 $    1,306     $     859 $   32,683    $     10
                                              ========== ==========     ========= ==========    ========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $   12,890 $      688     $     202 $   13,376    $     --
  Private corporate..........................      6,818        232           124      6,926          --
  U.S. Treasury, government and agency.......      8,800        280           305      8,775          --
  States and political subdivisions..........        437         68             1        504          --
  Foreign governments........................        397         36            18        415          --
  Commercial mortgage-backed.................        591         29            87        533           9
  Residential mortgage-backed/(1)/...........        608         32            --        640          --
  Asset-backed/(2)/..........................         68         10             1         77           3
  Redeemable preferred stock.................        592         57             2        647          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     31,201      1,432           740     31,893          12

Equity securities............................         34         --             2         32          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2015................... $   31,235 $    1,432     $     742 $   31,925    $     12
                                              ========== ==========     ========= ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      DECEMBER 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in earnings (loss).. $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                        2016      2015
                                                                                      --------  --------
                                                                                         (IN MILLIONS)
Balances at January 1,............................................................... $   (198) $   (254)
Previously recognized impairments on securities that matured, paid, prepaid or sold..       73        97
Recognized impairments on securities impaired to fair value this period/(1)/.........      (17)      (11)
Impairments recognized this period on securities not previously impaired.............      (46)      (22)
Additional impairments this period on securities previously impaired.................       (2)       (8)
Increases due to passage of time on previously recorded credit losses................       --        --
Accretion of previously recognized impairments due to increases in expected
  cash flows.........................................................................       --        --
                                                                                      --------  --------
Balances at December 31,............................................................. $   (190) $   (198)
                                                                                      ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                      AOCI GAIN
                                                                                                        (LOSS)
                                               NET UNREALIZED                           DEFERRED      RELATED TO
                                                    GAIN                                 INCOME     NET UNREALIZED
                                                (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                                INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ---------------  -------  -------------  -----------  --------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $            16  $    --  $          (4) $        (5) $            7
Net investment gains (losses) arising during
  the period.................................              (6)      --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               9       --             --           --               9
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       (1)            --           --              (1)
   Deferred income taxes.....................              --       --             --            2               2
   Policyholders liabilities.................              --       --             (6)          --              (6)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $            19  $    (1) $         (10) $        (3) $            5
                                              ===============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $            10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................              (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       --             --           --              --
   Deferred income taxes.....................              --       --             --           (1)             (1)
   Policyholders liabilities.................              --       --             (4)          --              (4)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $            16  $    --  $          (4) $        (5) $            7
                                              ===============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                        AOCI GAIN
                                                                                                          (LOSS)
                                              NET UNREALIZED                             DEFERRED       RELATED TO
                                                  GAINS                                   INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS    TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES    (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  ------------  ---------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $    (82) $        (213) $       (133) $           246
Net investment gains (losses) arising during
  the period.................................           (240)       --             --            --             (240)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (6)       --             --            --               (6)
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        (5)            --            --               (5)
   Deferred income taxes.....................             --        --             --            80               80
   Policyholders liabilities.................             --        --             24            --               24
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $          428  $    (87) $        (189) $        (53) $            99
                                              ==============  ========  =============  ============  ===============

BALANCE, JANUARY 1, 2015..................... $        2,231  $   (122) $        (368) $       (610) $         1,131
Net investment gains (losses) arising during
  the period.................................         (1,562)       --             --            --           (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              5        --             --            --                5
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        40             --            --               40
   Deferred income taxes.....................             --        --             --           477              477
   Policyholders liabilities.................             --        --            155            --              155
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2015................... $          674  $    (82) $        (213) $       (133) $           246
                                              ==============  ========  =============  ============  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ---------------------
                                                            GROSS                   GROSS                 GROSS
                                                          UNREALIZED              UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE    LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $         75 $       113  $       6 $    2,568  $      81
  Private corporate..........................      1,483           38         277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356          624          --         --      5,356        624
  States and political subdivisions..........         --           --          18          2         18          2
  Foreign governments........................         73            3          49         11        122         14
  Commercial mortgage-backed.................         66            5         171         67        237         72
  Residential mortgage-backed................         47           --           4         --         51         --
  Asset-backed...............................          4           --           8          1         12          1
  Redeemable preferred stock.................        218            9          12          1        230         10
                                              ---------- ------------ -----------  --------- ----------  ---------

Total........................................ $    9,702 $        754 $       652  $     105 $   10,354  $     859
                                              ========== ============ ===========  ========= ==========  =========

                                                Less Than 12 Months    12 Months or Longer           Total
                                              ----------------------- ---------------------- ---------------------
                                                            Gross                   Gross                 Gross
                                                          Unrealized              Unrealized            Unrealized
                                              Fair Value    Losses    Fair Value    Losses   Fair Value   Losses
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (In Millions)
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $       359  $      73 $    3,450 $      202
  Private corporate..........................      1,926          102         184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305          --         --      3,538        305
  States and political subdivisions..........         19            1          --         --         19          1
  Foreign governments........................         73            7          39         11        112         18
  Commercial mortgage-backed.................         67            2         261         85        328         87
  Residential mortgage-backed................         11           --          29         --         40         --
  Asset-backed...............................         11           --          17          1         28          1
  Redeemable preferred stock.................         43           --          40          2         83          2
                                              ---------- ------------ -----------  --------- ---------- ----------

Total........................................ $    8,779 $        546 $       929  $     194 $    9,708 $      740
                                              ========== ============ ===========  ========= ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,805 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2016

                                                           OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ---------------------------------------
                                              OF LOANS PRE-MODIFICATION    POST-MODIFICATION
                                              -------- ----------------- ---------------------
                                                                (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $              15 $                  15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              ---------------------------
                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $     6  $     37  $     42
   Charge-offs...............................      --       (32)      (14)
   Recoveries................................      (2)       (1)       --
   Provision.................................       4         2         9
                                              -------  --------  --------
Ending Balance, December 31,................. $     8  $      6  $     37
                                              =======  ========  ========

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     8  $      6  $     37
                                              =======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                          DEBT SERVICE COVERAGE RATIO
                                              ---------------------------------------------------
                                                                                            LESS   TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------ ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      738 $    95 $     59 $     56 $    -- $   -- $     948
  50% - 70%..................................      3,217     430      673    1,100      76     --     5,496
  70% - 90%..................................        282      65      229      127      28     46       777
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Commercial Mortgage Loans.............. $    4,237 $   590 $    989 $  1,298 $   104 $   46 $   7,264
                                              ========== ======= ======== ======== ======= ====== =========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      254 $   138 $    296 $    468 $   286 $   49 $   1,491
  50% - 70%..................................        141      57      209      333     219     45     1,004
  70% - 90%..................................         --      --        2        4      --     --         6
  90% plus...................................         --      --       --       --      --     --        --
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Agricultural Mortgage Loans............ $      395 $   195 $    507 $    805 $   505 $   94 $   2,501
                                              ========== ======= ======== ======== ======= ====== =========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      992 $   233 $    355 $    524 $   286 $   49 $   2,439
  50% - 70%..................................      3,358     487      882    1,433     295     45     6,500
  70% - 90%..................................        282      65      231      131      28     46       783
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Mortgage Loans......................... $    4,632 $   785 $  1,496 $  2,103 $   609 $  140 $   9,765
                                              ========== ======= ======== ======== ======= ====== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                          Debt Service Coverage Ratio
                                              ----------------------------------------------------
                                                                                            Less    Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- -------- ------- --------
                                                                      (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     533 $    -- $    102 $     12 $     24 $    -- $    671
  50% - 70%..................................     1,392     353      741      853       77      --    3,416
  70% - 90%..................................       141      --      206      134      124      46      651
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Commercial Mortgage Loans.............. $   2,129 $   353 $  1,049 $  1,045 $    225 $    46 $  4,847
                                              ========= ======= ======== ======== ======== ======= ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     204 $   116 $    277 $    432 $    256 $    51 $  1,336
  50% - 70%..................................       146      80      192      298      225      47      988
  70% - 90%..................................        --      --        2        4       --      --        6
  90% plus...................................        --      --       --       --       --      --       --
                                              --------- ------- -------- -------- -------- ------- --------

Total Agricultural Mortgage Loans............ $     350 $   196 $    471 $    734 $    481 $    98 $  2,330
                                              ========= ======= ======== ======== ======== ======= ========

Total Mortgage Loans/(1)/
  0% - 50%................................... $     737 $   116 $    379 $    444 $    280 $    51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151      302      47    4,404
  70% - 90%..................................       141      --      208      138      124      46      657
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Mortgage Loans......................... $   2,479 $   549 $  1,520 $  1,779 $    706 $   144 $  7,177
                                              ========= ======= ======== ======== ======== ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     OR (GREATER THAN) 90 DAYS
                               30-59 60-89       90 DAYS                        FINANCING              AND
                               DAYS  DAYS   OR (GREATER THAN)   TOTAL CURRENT  RECEIVABLES          ACCRUING
                               ----- ----- -------------------- ----- -------- ----------- ---------------------------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------
  Commercial.................. $  -- $  -- $                 -- $  -- $  7,264  $    7,264 $                        --
  Agricultural................     9     2                    6    17    2,484       2,501                           6
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
TOTAL MORTGAGE LOANS.......... $   9 $   2 $                  6 $  17 $  9,748  $    9,765 $                         6
                               ===== ===== ==================== ===== ========  ========== ===========================

December 31, 2015:
------------------
  Commercial.................. $  -- $  -- $                 30 $  30 $  4,817  $    4,847 $                        --
  Agricultural................    12     7                    4    23    2,307       2,330                           4
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
Total Mortgage Loans.......... $  12 $   7 $                 34 $  53 $  7,124  $    7,177 $                         4
                               ===== ===== ==================== ===== ========  ========== ===========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                    AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED       RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  ---------------- -----------
                                                                      (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --  $             22 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       15 $       15 $       --  $             22 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8) $             48 $         2
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       27 $       27 $       (8) $             48 $         2
                                              ========== ========== ==========  ================ ===========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --  $             15 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       46 $       46 $       --  $             15 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6) $            137 $         4
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       63 $       63 $       (6) $            137 $         4
                                              ========== ========== ==========  ================ ===========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net earnings (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              ---------- ----------- ----------- ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1  $         (826)
  Swaps......................................      3,529          13          67            (290)
  Options....................................     11,465       2,114       1,154             727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --               4
  Swaps......................................     18,933         246       1,163            (224)
  Futures....................................      6,926          --          --              --
  Swaptions..................................         --          --          --              87

                                                               FAIR VALUE
                                                        ------------------------
                                                                                  GAINS (LOSSES)
                                              NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              --------- ------------ ----------- ----------------
                                                                 (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757 $         20 $        15 $             15
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       730           52           6               45
  Margin.....................................        --          107           6               --
  Collateral.................................        --          712         748               --
                                                                                 ----------------
NET INVESTMENT INCOME (LOSS).................                                                (462)
                                                                                 ----------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       10,309          --             (261)
GIB and GWBL and other features/(2)/.........        --           --         164              (20)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --         887             (754)
                                              --------- ------------ ----------- ----------------
Balances, December 31, 2016.................. $  50,926 $     13,585 $     4,211 $         (1,497)
                                              ========= ============ =========== ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                               Fair Value
                                                        -------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset      Liability      Reported In
                                               Amount   Derivatives  Derivatives   Earnings (Loss)
                                              --------- ------------ ------------ ----------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $          2 $          3 $            (84)
  Swaps......................................     1,359            8           21              (45)
  Options....................................     7,358        1,042          652               14
Interest rate contracts:/(1)/
  Floors.....................................     1,800           61           --               12
  Swaps......................................    13,718          351          108               (8)
  Futures....................................     8,685           --           --              (81)
  Swaptions..................................        --           --           --              118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442           16           38              (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263            5            4                7
                                                                                  ----------------
Net investment income (loss).................                                                  (81)
                                                                                  ----------------

Embedded derivatives:
GMIB reinsurance contracts...................        --       10,570           --             (141)
GIB and GWBL and other features/(2)/.........        --           --          184              (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --          310              (38)
                                              --------- ------------ ------------ ----------------
Balances, December 31, 2015.................. $  42,714 $     12,055 $      1,320 $           (316)
                                              ========= ============ ============ ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    2,128 $        1,219 $            909
Interest rate contracts.....................................        253          1,162             (909)
Credit contracts............................................         20             14                6
Currency....................................................         48              1               47
Margin......................................................        107              6              101
Collateral..................................................        712            747              (35)
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,268          3,149              119
Total Derivatives, not subject to an ISDA Master Agreement..          4             --                4
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,272          3,149              123
Other financial instruments.................................      2,063             --            2,063
                                                             ---------- -------------- ----------------
  Other invested assets..................................... $    5,335 $        3,149 $          2,186
                                                             ========== ============== ================
Securities purchased under agreement to resell.............. $       -- $           -- $             --
                                                             ========== ============== ================

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    1,219 $        1,219 $             --
Interest rate contracts.....................................      1,162          1,162               --
Credit contracts............................................         14             14               --
Currency....................................................          1              1               --
Margin......................................................          6              6               --
Collateral..................................................        747            747               --
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,149          3,149               --
Total Derivatives, not subject to an ISDA Master Agreement..         --             --               --
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,149          3,149               --
Other non-financial liabilities.............................      2,108             --            2,108
                                                             ---------- -------------- ----------------
  Other liabilities......................................... $    5,257 $        3,149 $          2,108
                                                             ========== ============== ================
Securities sold under agreement to repurchase/(3)/.......... $    1,992 $           -- $          1,992
                                                             ========== ============== ================

   /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
   /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
   /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                                ------------------------
                                                               FAIR VALUE OF     FINANCIAL                      NET
                                                                   ASSETS       INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A.............................................. $              46  $        --   $       (48) $         (2)
Counterparty B..............................................              (128)          --           132             4
Counterparty C..............................................              (116)          --           138            22
Counterparty D..............................................               182           --          (176)            6
Counterparty E..............................................               (65)          --            83            18
Counterparty F..............................................                (3)          --            16            13
Counterparty G..............................................               219           --          (214)            5
Counterparty H..............................................               104           --          (110)           (6)
Counterparty I..............................................              (188)          --           203            15
Counterparty J..............................................               (93)          --           115            22
Counterparty K..............................................                92           --           (96)           (4)
Counterparty L..............................................                (3)          --             3            --
Counterparty M..............................................              (105)          --           120            15
Counterparty N..............................................                 4           --            --             4
Counterparty Q..............................................                10           --           (11)           (1)
Counterparty T..............................................                --           --             2             2
Counterparty U..............................................                 1           --            10            11
Counterparty V..............................................                96           --          (101)           (5)
                                                             -----------------  -----------   -----------  ------------
  Total Derivatives......................................... $              53  $        --   $        66  $        119
Other financial instruments.................................             2,067           --            --         2,067
                                                             -----------------  -----------   -----------  ------------
  OTHER INVESTED ASSETS..................................... $           2,120  $        --   $        66  $      2,186
                                                             =================  ===========   ===========  ============

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                NET AMOUNTS     ------------------------
                                                              PRESENTED IN THE   FINANCIAL                      NET
                                                               BALANCE SHEETS   INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D.............................................. $             767  $      (767)  $        --            --
Counterparty M..............................................               410         (410)           --            --
Counterparty C..............................................               302         (296)           (2)            4
Counterparty W..............................................               513         (513)           --            --
                                                             -----------------  -----------   -----------  ------------
  Securities sold under agreement to repurchase/(3)/........ $           1,992  $    (1,986)  $        (2) $          4
                                                             =================  ===========   ===========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2016
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND UP TO 30    30-90   GREATER THAN
                                               CONTINUOUS     DAYS      DAYS      90 DAYS     TOTAL
                                              ------------- --------- --------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------
Total........................................ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                        Gross
                                           Gross       Amounts       Net Amounts
                                          Amounts   Offset in the  Presented in the
                                         Recognized Balance Sheets  Balance Sheets
                                         ---------- -------------- ----------------
                                                        (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts........................ $    1,049  $         673 $            376
Interest rate contracts.................        389            104              285
Credit contracts........................         14             37              (23)
                                         ----------  ------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement.....................      1,452            814              638
Total Derivatives, not subject to an
  ISDA Master Agreement.................         20             --               20
                                         ----------  ------------- ----------------
  Total Derivatives.....................      1,472            814              658
Other financial instruments/(2) (4)/....      1,271             --            1,271
                                         ----------  ------------- ----------------
  Other invested assets/(2)/............ $    2,743  $         814 $          1,929
                                         ==========  ============= ================
  Securities purchased under agreement
   to resell............................ $       79  $          -- $             79
                                         ==========  ============= ================

                                                                                                Gross
                                                                                   Gross       Amounts       Net Amounts
                                                                                  Amounts   Offset in the  Presented in the
                                                                                 Recognized Balance Sheets  Balance Sheets
                                                                                 ---------- -------------- ----------------
                                                                                               (In Millions)
LIABILITIES/(3)/
Description
Derivatives:
Equity contracts................................................................ $      673  $         673  $            --
Interest rate contracts.........................................................        104            104               --
Credit contracts................................................................         37             37               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives, subject to an ISDA Master Agreement........................        814            814               --
Total Derivatives, not subject to an ISDA Master Agreement......................         --             --               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives.............................................................        814            814               --
Other non-financial liabilities.................................................      2,586             --            2,586
                                                                                 ----------  -------------  ---------------
  Other liabilities............................................................. $    3,400  $         814  $         2,586
                                                                                 ==========  =============  ===============
  Securities sold under agreement to repurchase................................. $    1,890  $          --  $         1,890
                                                                                 ==========  =============  ===============

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
   /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                Collateral (Received)/Held
                                                Net Amounts     --------------------------
                                              Presented in the    Financial                    Net
                                               Balance Sheets    Instruments       Cash      Amounts
                                              ----------------  -------------  -----------  ---------
                                                                   (In Millions)
ASSETS/(1)/
Counterparty A............................... $             52  $          --  $       (52) $      --
Counterparty B...............................                9             --           (7)         2
Counterparty C...............................               61             --          (58)         3
Counterparty D...............................              222             --         (218)         4
Counterparty E...............................               53             --          (53)        --
Counterparty F...............................               (2)            --            2         --
Counterparty G...............................              129             --         (129)        --
Counterparty H...............................               16            (11)          (5)        --
Counterparty I...............................               44             --          (39)         5
Counterparty J...............................               19             --          (13)         6
Counterparty K...............................               17             --          (17)        --
Counterparty L...............................                7             --           (7)        --
Counterparty M...............................               11             --          (10)         1
Counterparty N...............................               20             --           --         20
Counterparty Q...............................               --             --           --         --
Counterparty T...............................               (3)            --            3         --
Counterparty U...............................               --             --            1          1
Counterparty V...............................                3             --           (3)        --
                                              ----------------  -------------  -----------  ---------
  Total Derivatives.......................... $            658  $         (11) $      (605) $      42

                                                                                        Collateral (Received)/Held
                                                                         Net Amounts    -------------------------
                                                                       Presented in the   Financial                    Net
                                                                        Balance Sheets   Instruments      Cash       Amounts
                                                                       ---------------- ------------  -----------  ------------
                                                                                            (In Millions)
Other financial instruments/(2) (4)/.................................. $          1,271 $         --  $        --  $      1,271
                                                                       ---------------- ------------  -----------  ------------
  Other invested assets/(2)/.......................................... $          1,929 $        (11) $      (605) $      1,313
                                                                       ================ ============  ===========  ============
Counterparty M........................................................ $             28 $        (28) $        --  $         --
Counterparty V........................................................ $             51 $        (51) $        --  $         --
                                                                       ---------------- ------------  -----------  ------------
Securities purchased under agreement to resell........................ $             79 $        (79) $        --  $         --
                                                                       ================ ============  ===========  ============

LIABILITIES/(3)/
Counterparty D........................................................ $            234 $       (234) $        --            --
Counterparty C........................................................            1,033       (1,016)         (17)           --
Counterparty M........................................................              623         (611)         (12)           --
                                                                       ---------------- ------------  -----------  ------------
  Securities sold under agreement to repurchase....................... $          1,890 $     (1,861) $       (29) $         --
                                                                       ================ ============  ===========  ============

   /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
   /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              -------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              -------------------------------------------------------
                                              Overnight and  Up to 30   30-90   Greater Than
                                               Continuous      days     days      90 days     Total
                                              ------------- ---------- -------- ------------ --------
                                                                   (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Securities purchased under agreement to resell
  Corporate securities....................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

   /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Derivative investments.......................      (462)       (81)     1,605
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     1,922      2,032      3,870
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   1,856  $   1,976  $   3,815
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                                                           TWELVE MONTHS ENDED
                                                                                 ----------------------------------------
                                                                                 DECEMBER 31,  December 31,  December 31,
                                                                                     2016          2015          2014
                                                                                 ------------  ------------  ------------
                                                                                              (IN MILLIONS)

Net investment gains (losses) recognized during the period on securities held
  at the end of the period...................................................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on securities sold during the period...          (22)           20            22
                                                                                 ------------  ------------  ------------
Unrealized and realized gains (losses) on trading securities....................          (41)          (43)           22
Interest and dividend income from trading securities............................          121            60            41
                                                                                 ------------  ------------  ------------
Net investment income (loss) from trading securities............................ $         80  $         17  $         63
                                                                                 ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2016       2015       2014
                                              --------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3) $     (17) $     (54)
Mortgage loans on real estate................       (2)        (1)        (3)
Other equity investments.....................       (2)        (5)        (2)
Other........................................       23          3          1
                                              --------  ---------  ---------
Investment Gains (Losses), Net............... $     16  $     (20) $     (58)
                                              ========  =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                  DECEMBER 31,
                                                -----------------
                                                  2016     2015
                                                -------- --------
                                                  (IN MILLIONS)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other........................... $  7,179 $  7,363
Policyholder dividend obligation...............       52       81
Other liabilities..............................       43      100
                                                -------- --------
Total Closed Block liabilities.................    7,274    7,544
                                                -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair
  value (amortized cost of $3,884 and $4,426)..    4,025    4,599
Mortgage loans on real estate..................    1,623    1,575
Policy loans...................................      839      881
Cash and other invested assets.................      444       49
Other assets...................................      181      258
                                                -------- --------
Total assets designated to the Closed Block....    7,112    7,362
                                                -------- --------
Excess of Closed Block liabilities over assets
  designated to the Closed Block...............      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation of
   $(52) and $(81).............................      100      103
                                                -------- --------
Maximum Future Earnings To Be Recognized From
  Closed Block Assets and Liabilities.......... $    262 $    285
                                                ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                2016     2015      2014
                                              -------  --------  -------
                                                     (IN MILLIONS)

REVENUES:
Premiums and other income.................... $   238  $    262  $   273
Investment income (loss).....................     349       368      378
Net investment gains (losses)................      (1)        2       (4)
                                              -------  --------  -------
Total revenues...............................     586       632      647
                                              -------  --------  -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........     548       576      597
Other operating costs and expenses...........       4         4        4
                                              -------  --------  -------
Total benefits and other deductions..........     552       580      601
                                              -------  --------  -------
Net revenues, before income taxes............      34        52       46
Income tax (expense) benefit.................     (12)      (18)     (16)
                                              -------  --------  -------
Net Revenues (Losses)........................ $    22  $     34  $    30
                                              =======  ========  =======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ---------------
                                                2016    2015
                                              -------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    81  $  201
Unrealized investment gains (losses).........     (29)   (120)
                                              -------  ------
Balances, End of year........................ $    52  $   81
                                              =======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)

Balance, beginning of year................... $   534  $   383
Contractholder bonus interest
   credits deferred..........................      13       17
Other........................................      --      174
Amortization charged to income...............     (43)     (40)
                                              -------  -------
Balance, End of Year......................... $   504  $   534
                                              =======  =======

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $  4,469  $  4,271
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (756)     (284)
Change in unrealized investment gains
   and losses................................       (6)       41
Other........................................       --      (174)
                                              --------  --------
Balance, End of Year......................... $  4,301  $  4,469
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                               LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                               ------- ------- ------- -------
                                                        (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate...........................    $ -- $12,984  $   28 $13,012
   Private Corporate..........................      --   6,223     817   7,040
   U.S. Treasury, government and agency.......      --  10,336      --  10,336
   States and political subdivisions..........      --     451      42     493
   Foreign governments........................      --     390      --     390
   Commercial mortgage-backed.................      --      22     349     371
   Residential mortgage-backed/(1)/...........      --     314      --     314
   Asset-backed/(2)/..........................      --      36      24      60
   Redeemable preferred stock.................     218     335       1     554
                                                  ---- -------  ------ -------
     Subtotal.................................     218  31,091   1,261  32,570
                                                  ---- -------  ------ -------
  Other equity investments....................       3      --       5       8
  Trading securities..........................     478   8,656      --   9,134

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
  Other invested assets:
   Short-term investments..................... $       -- $     574  $      -- $      574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,309     10,309
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,894 $  166,890
                                               ========== =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       -- $      --  $     164 $      164
SCS, SIO, MSO and IUL indexed
   features' liability........................         --       887         --        887
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $     182 $    1,319
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2   Level 3    Total
                                               ----------  ---------  -------- ---------
                                                             (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $     31 $  13,376
   Private Corporate..........................         --      6,537       389     6,926
   U.S. Treasury, government and agency.......         --      8,775        --     8,775
   States and political subdivisions..........         --        459        45       504
   Foreign governments........................         --        414         1       415
   Commercial mortgage-backed.................         --         30       503       533
   Residential mortgage-backed/(1)/...........         --        640        --       640
   Asset-backed/(2)/..........................         --         37        40        77
   Redeemable preferred stock.................        258        389        --       647
                                               ----------  ---------  -------- ---------
     Subtotal.................................        258     30,626     1,009    31,893
                                               ----------  ---------  -------- ---------
  Other equity investments....................         97         --        49       146
  Trading securities..........................        654      6,151        --     6,805
  Other invested assets:
   Short-term investments.....................         --        369        --       369
   Swaps......................................         --        230        --       230
   Credit Default Swaps.......................         --        (22)       --       (22)
   Futures....................................         (1)        --        --        (1)
   Options....................................         --        390        --       390
   Floors.....................................         --         61        --        61
   Currency Contracts.........................         --          1        --         1
                                               ----------  ---------  -------- ---------
     Subtotal.................................         (1)     1,029        --     1,028
                                               ----------  ---------  -------- ---------

                                               Level 1    Level 2   Level 3    Total
                                              ---------- --------- --------- ----------
                                                            (In Millions)
Cash equivalents............................. $    2,150 $      -- $      -- $    2,150
Segregated securities........................         --       565        --        565
GMIB reinsurance contracts asset.............         --        --    10,570     10,570
Separate Accounts' assets....................    104,058     2,964       313    107,335
                                              ---------- --------- --------- ----------
   Total Assets.............................. $  107,216 $  41,335 $  11,941 $  160,492
                                              ========== ========= ========= ==========
LIABILITIES
GWBL and other features' liability........... $       -- $      -- $     184 $      184
SCS, SIO, MSO and IUL indexed
   features' liability.......................         --       310        --        310
Contingent payment arrangements..............         --        --        31         31
                                              ---------- --------- --------- ----------
   Total Liabilities......................... $       -- $     310 $     215 $      525
                                              ========== ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions is approximately $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2016. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND              COMMERCIAL  RESIDENTIAL
                                                              POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE   SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  --------------  --------  ----------  -----------  --------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420  $           45  $      1  $      503  $        --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --          --           --        --
     Investment gains (losses), net............         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............         7              (2)       --          14           --         1
Purchases......................................       572              --        --          --           --        --
Sales..........................................      (142)             (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)             --        (1)        (14)          --        (9)
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2016..................... $     845  $           42  $     --  $      349  $        --  $     24
                                                =========  ==============  ========  ==========  ===========  ========

BALANCE, JANUARY 1, 2015....................... $     380  $           47  $     --  $      715  $         2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         3              --        --           1           --        --
     Investment gains (losses), net............         2              --        --         (38)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         5              --        --         (37)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............       (25)             (1)       --          64           --        (4)
Purchases......................................        60              --         1          --           --        --
Sales..........................................       (38)             (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)             --        --         (64)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2015..................... $     420  $           45  $      1  $      503  $        --  $     40
                                                =========  ==============  ========  ==========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                               State and             Commercial  Residential
                                               Political    Foreign  Mortgage-    Mortgage-    Asset-
                                 Corporate   Sub-divisions   Govts     backed      backed      backed
                                 ---------  --------------  -------- ----------  -----------  -------
                                                             (In Millions)

BALANCE, JANUARY 1, 2014........ $     291  $           46  $     -- $      700  $         4  $    83
Total gains (losses),
  realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment
       income (loss)............         2              --        --          2           --       --
     Investment gains
       (losses), net............         3              --        --        (89)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
  Subtotal......................         5              --        --        (87)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
Other comprehensive
  income (loss).................         6               2        --        135           --        7
Purchases.......................       162              --        --         --           --       --
Sales...........................       (30)             (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/.....        15              --        --         --           --       --
Transfers out of Level 3/(1)/...       (69)             --        --        (13)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
BALANCE, DECEMBER 31, 2014...... $     380  $           47  $     -- $      715  $         2  $    53
                                 =========  ==============  ======== ==========  ===========  =======

                                                                                                        GWBL
                                                REDEEMABLE        OTHER          GMIB      SEPARATE   AND OTHER   CONTINGENT
                                                PREFERRED        EQUITY       REINSURANCE  ACCOUNTS   FEATURES      PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ----------------  -----------  --------  ----------  ------------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        -- $             49  $    10,570  $    313  $      184  $         31
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............          --               --           --        --          --            --
     Investment gains (losses), net............          --               --           --        19          --            --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --               --         (419)       --          --            --
     Policyholders' benefits...................          --               --           --        --        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
  Subtotal.....................................          --               --         (419)       19        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
Other comprehensive income (loss)..............          --               (2)          --        --          --            --
Purchases/(3)/.................................           1               --          223        10         225            11
Sales/(4)/.....................................          --               --          (65)       --          --            --
Settlements/(5)/...............................          --               --           --        (7)         --           (24)
Activities related to VIEs.....................          --               20           --        --          --            --
Transfers into Level 3/(1)/....................          --               --           --         1          --            --
Transfers out of Level 3/(1)/..................          --              (56)          --       (23)         --            --
                                                ----------- ----------------  -----------  --------  ----------  ------------
BALANCE, DECEMBER 31, 2016..................... $         1 $             11  $    10,309  $    313  $      164  $         18
                                                =========== ================  ===========  ========  ==========  ============

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER  CONTINGENT
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY  ARRANGEMENT
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (IN MILLIONS)

BALANCE, JANUARY 1, 2015.......................  $      --      $        61   $   10,711  $    260   $    128  $        42
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --               --           --        --         --           --
     Investment gains (losses), net............         --                5           --        36         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --         (327)       --         --           --
     Policyholders' benefits...................         --               --           --        --       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                5         (327)       36       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income(loss)...............         --                2           --        --         --
Purchases/(3)/.................................         --                1          228        26        186           --
Sales/(4)/.....................................         --              (20)         (42)       (2)        --          (11)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               --           --        (2)        --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2015.....................  $      --      $        49   $   10,570  $    313   $    184  $        31
                                                 =========      ===========   ==========  ========   ========  ===========

                                                                                                      GWBL
                                                Redeemable       Other          GMIB      Separate  and Other  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  Features     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   Liability  Arrangement
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (In Millions)

BALANCE, JANUARY 1, 2014.......................  $      15      $        52   $    6,747  $    237   $     --  $        38
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --           --
     Investment gains (losses), net............         --                1           --        15         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --           --
     Policyholders' benefits...................         --               --           --        --         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                4        3,774        15         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases/(3)/.................................         --                8          225        16        136            9
Sales/(4)/.....................................        (15)              (1)         (35)       (3)        --           (5)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2014.....................  $      --      $        61   $   10,711  $    260   $    128  $        42
                                                 =========      ===========   ==========  ========   ========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                            EARNINGS (LOSS)
                                                ---------------------------------------
                                                                          INCREASE
                                                   NET     INVESTMENT (DECREASE) IN THE
                                                INVESTMENT   GAINS      FAIR VALUE OF    POLICY-
                                                  INCOME   (LOSSES),     REINSURANCE     HOLDERS'
                                                  (LOSS)      NET         CONTRACTS      BENEFITS     OCI
                                                ---------- ---------- -----------------  --------  ---------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $      11
     State and political subdivisions..........         --         --                --        --         (1)
     Commercial mortgage-backed................         --         --                --        --          9
     Asset-backed..............................         --         --                --        --          1
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      20
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (261)       --         --
   Separate Accounts' assets/(1)/..............         --         20                --        --         --
   GWBL and other features' liability..........         --         --                --       (20)        --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       20 $            (261) $    (20) $      20
                                                ========== ========== =================  ========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $     (25)
     State and political subdivisions..........         --         --                --        --         (2)
     Commercial mortgage-backed................         --         --                --        --         61
     Asset-backed..............................         --         --                --        --         (4)
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      30
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (141)       --         --
   Separate Accounts' assets/(1)/..............         --         36                --        --         --
   GWBL and other features' liability..........         --         --                --       184         --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       36 $            (141) $    184  $      30
                                                ========== ========== =================  ========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss)

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                          FAIR         VALUATION              SIGNIFICANT
                                          VALUE        TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                                         ------- ---------------------- ------------------------- -----------------
                                                                       (IN MILLIONS)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    55 Matrix pricing model             Spread over the
                                                                                industry-specific
                                                                            benchmark yield curve 0 BPS - 565 BPS

                                             636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                                   companies                        Discount rate   7.0% - 17.8%
                                                                              Cash flow Multiples  14.0X - 16.5X
-------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       2 Matrix pricing model            Spread over U.S.
                                                                                   Treasury curve 25 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     295 Third party appraisal        Capitalization rate       4.8%
                                                                         Exit capitalization rate       5.7%
                                                                                    Discount rate       6.6%

                                               3 Discounted cash flow            Spread over U.S.
                                                                                   Treasury curve 273 BPS - 512 BPS
                                                                                  Discount factor   1.1% - 7.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,309 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 16.0%
                                                                             Non-performance risk  5 BPS - 17 BPS
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     164 Discounted cash flow                 Lapse Rates   1.0% - 11.0%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                          Fair         Valuation                  Significant
                                          Value        Technique               Unobservable Input               Range
                                         ------- ---------------------- --------------------------------- ------------------
                                                                        (In Millions)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    61 Matrix pricing model
                                                                        Spread over the industry-specific
                                                                                    benchmark yield curve 50 bps - 565 bps

                                             154 Market comparable                                 EBITDA   7.8x - 19.1x
                                                   companies                      multiples Discount rate   7.0% - 12.6%
                                                                                      Cash flow Multiples   14.0x - 16.5x
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       3 Matrix pricing model                    Spread over U.S.
                                                                                           Treasury curve 30 bps - 687 bps
----------------------------------------------------------------------------------------------------------------------------

Other equity investments................      10 Market comparable                                Revenue
                                                   companies                          multiple Marketable    2.5x - 4.8x
                                                                                                 Discount       30.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     271 Third party appraisal                Capitalization rate       4.9%
                                                                                 Exit capitalization rate       5.9%
                                                                                            Discount rate       6.7%

                                               7 Discounted cash flow                    Spread over U.S.
                                                                                           Treasury curve
                                                                                   Gross domestic product 280 bps - 411 bps
                                                                                                     rate   0.0% - 1.09%
                                                                                          Discount factor    2.3% - 5.9%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,570 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
                                                                                         Withdrawal rates   0.2% - 8.0%
                                                                                   GMIB Utilization Rates    0.0% - 15%
                                                                                     Non-performance risk  5 bps - 18 bps
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     120 Discounted cash flow                         Lapse Rates    1.0% - 5.7%
                                                                                         Withdrawal rates   0.0% - 7.0%
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) are currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                               FAIR VALUE
                                                             ----------------------------------------------
                                                             CARRYING
                                                              VALUE   LEVEL 1  LEVEL 2   LEVEL 3    TOTAL
                                                             -------- -------- -------- --------- ---------
                                                                             (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate............................... $  9,757 $     -- $     -- $   9,608 $   9,608
Loans to affiliates.........................................      703       --      775        --       775
Policyholders liabilities: Investment contracts.............    2,226       --       --     2,337     2,337
Funding Agreements..........................................    2,255       --    2,202        --     2,202
Policy loans................................................    3,361       --       --     4,257     4,257
Short-term debt.............................................      513       --      513        --       513
Separate Account Liabilities................................    6,194       --       --     6,194     6,194

December 31, 2015:
Mortgage loans on real estate............................... $  7,171 $     -- $     -- $   7,257 $   7,257
Loans to affiliates.........................................    1,087       --      795       390     1,185
Policyholders liabilities: Investment contracts.............    7,325       --       --     7,430     7,430
Funding Agreements..........................................      500       --      500        --       500
Policy loans................................................    3,393       --       --     4,343     4,343
Short-term debt.............................................      584       --      584        --       584
Separate Account Liabilities................................    5,124       --       --     5,124     5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,626  $  4,203  $  5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015.................    2,986     5,297     8,283
  Paid guarantee benefits....................     (357)     (280)     (637)
  Other changes in reserve...................      583       560     1,143
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,212  $  5,577  $  8,789
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           155
                                              -------------
Balance at December 31, 2014.................           832
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           746
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                              RETURN OF
                                                               PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                                              ---------  --------  -------  ---------  --------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account........................................... $  13,642  $    121   $   72  $     220  $ 14,055
   Separate Accounts......................................... $  40,736  $  8,905   $3,392  $  33,857  $ 86,890
  Net amount at risk, gross.................................. $     237  $    154   $2,285  $  16,620  $ 19,296
  Net amount at risk, net of amounts reinsured............... $     237  $    108   $1,556  $   7,152  $  9,053
  Average attained age of contractholders....................      51.2      65.8     72.3       67.1      55.1
  Percentage of contractholders over age 70..................       9.2%     37.1%    60.4%      40.6%     17.1%
  Range of contractually specified interest rates............       N/A       N/A    3%-6%    3%-6.5%   3%-6.5%

                                                    RETURN OF
                                                     PREMIUM  RATCHET  ROLL-UP    COMBO     TOTAL
                                                    --------- ------- ---------- -------- ---------
                                                                 (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account.................................       N/A     N/A $       33 $    321 $     354
   Separate Accounts...............................       N/A     N/A $   18,170 $ 39,678 $  57,848
  Net amount at risk, gross........................       N/A     N/A $    1,084 $  6,664 $   7,748
  Net amount at risk, net of amounts reinsured.....       N/A     N/A $      334 $  1,675 $   2,009
  Weighted average years remaining
   until annuitization.............................       N/A     N/A        1.6      1.3       1.3
  Range of contractually specified interest rates..       N/A     N/A      3%-6%  3%-6.5%   3%-6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

      . VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see "Accounting for VA Guarantee Features" in
          Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       374
                                              --------- ---------
Total........................................ $  86,890 $  84,640
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     829 $      (441) $    388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015.................     1,084        (539)      545
  Other changes in reserves..................       118         (84)       34
                                              --------- -----------  --------
Balance at December 31, 2016................. $   1,202 $      (623) $    579
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,309 million and $10,570 million, respectively. The increases (decreases) in fair value were $(261) million, $(141) million and $3,964 million for 2016, 2015 and 2014, respectively.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  850  $  820  $  844
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  880  $  854  $  874
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2016  2015  2014
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $   7 $  11 $  14
Incurred benefits related to prior years.....    15    22    16
                                              ----- ----- -----
Total Incurred Benefits...................... $  22 $  33 $  30
                                              ===== ===== =====
Benefits paid related to current year........ $  17 $  18 $  20
Benefits paid related to prior years.........    15    13    11
                                              ----- ----- -----
Total Benefits Paid.......................... $  32 $  31 $  31
                                              ===== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                               2016     2015     2014
                                                             -------- -------- --------
                                                                   (IN MILLIONS)

EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by AXA, AXA
  Financial and Affiliates.................................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for sale of
  insurance products by AXA Distribution....................      587      603      616
Paid or accrued expenses for investment management services
  provided by AXA IM, AXA REIM and AXA Rosenberg............        2        1        1
                                                             -------- -------- --------
Total affiliated expenses paid or accrued for...............      777      768      790
                                                             ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing services
  provided to AXA, AXA Financial and affiliates.............      531      491      482
Amounts received or accrued for commissions and fees earned
  for sale of MONY America's insurance products.............       11       13        2
Amounts received or accrued for investment management and
  administrative services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts................................      674      707      711
                                                             -------- -------- --------
Total affiliated revenue received or accrued for............ $  1,216 $  1,211 $  1,195
                                                             ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
Service cost................................. $    --  $      8  $      9
Interest cost................................       6        93       107
Expected return on assets....................      (5)     (159)     (155)
Actuarial (gain) loss........................       1         1         1
Net amortization.............................      --       110       111
                                              -------  --------  --------
Net Periodic Pension Expense................. $     2  $     53  $     73
                                              =======  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                                DECEMBER 31,
                                                             -----------------
                                                               2016     2015
                                                             -------  --------
                                                               (IN MILLIONS)

Projected benefit obligation, beginning of year............. $   129  $  2,657
Service cost................................................      --        --
Interest cost...............................................       6        93
Actuarial (gains) losses....................................       2        (6)
Benefits paid...............................................      (5)     (169)
Plan amendments and curtailments............................      --         1
                                                             -------  --------
  Projected Benefit Obligation..............................     132     2,576
Transfer to AXA Financial...................................      --    (2,447)
                                                             -------  --------
Projected Benefit Obligation, End of Year................... $   132  $    129
                                                             =======  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                                                    DECEMBER 31,
                                                                                 ------------------
                                                                                   2016      2015
                                                                                 -------  ---------
                                                                                    (IN MILLIONS)

Pension plan assets at fair value, beginning of year............................ $    86  $   2,473
Actual return on plan assets....................................................       4         24
Contributions...................................................................      --         --
Benefits paid and fees..........................................................      (3)      (175)
                                                                                 -------  ---------
Pension plan assets at fair value, end of year..................................      87      2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)...............     132      2,576
                                                                                 -------  ---------
  Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to
   AXA Financial in 2015).......................................................     (45)      (254)
Transfer to AXA Financial....................................................... $    --  $     211
                                                                                 -------  ---------
Excess of PBO Over Pension Plan Assets, end of year............................. $   (45) $     (43)
                                                                                 =======  =========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $  (51) $  (49)
Unrecognized prior service (cost) credit.....     (1)     (1)
                                              ------  ------
  Total...................................... $  (52) $  (50)
                                              ======  ======

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------
                                                       (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $   21
Mutual funds.................................       47      --      --     47
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       68      --      --     68
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     68 $    -- $    -- $   87
                                              ======== ======= ======= ======
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $   22
Mutual funds.................................       45      --      --     45
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       67      --      --     67
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     67 $    -- $    -- $   86
                                              ======== ======= ======= ======

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- ------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $   10
Stock Options................................      1       1      1
AXA Shareplan................................     14      16     10
Restricted Units.............................    154     174    171
Other Compensation plans/(1)/................      1       2     --
                                              ------ ------- ------
Total Compensation Expenses.................. $  187 $   211 $  192
                                              ====== ======= ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at
   1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                         ---------------------------------------------------------------------------------------
                                                   AXA Ordinary Shares                AXA ADRs/(3)/         AB Holding Units
                                         ----------------------------------      ----------------------- -----------------------
                                                               Weighted                       Weighted                 Weighted
                                           Number              Average             Number     Average      Number      Average
                                         Outstanding           Exercise          Outstanding  Exercise   Outstanding   Exercise
                                         (In 000's)             Price            (In 000's)    Price     (In 000's)     Price
                                         -----------  ---------------------      ----------- ----------- -----------  ----------

Options Outstanding at January 1, 2016..    12,602.1  (Euro)          21.39             41.0 $     27.28     5,398.5  $    47.59
Options granted.........................       594.3  (Euro)          21.52               -- $        --        54.5  $     22.6
Options exercised.......................      (568.2)       (Euro)    14.93               -- $        --      (358.3) $     17.1
Options forfeited, net..................              (Euro)             --               -- $        --          --  $       --
Options expired/reinstated..............    (3,092.0)                  27.8              3.9       26.06        (9.7) $     65.0
                                         -----------                                --------              ----------
Options Outstanding at December 31, 2016     9,536.2  (Euro)          21.02             44.9 $     24.90     5,085.0  $     49.5
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       30,077.2/(2)/             $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................         3.1                                    1.89                    2.00
                                         ===========                                ========              ==========
Options Exercisable at December 31, 2016     7,169.4  (Euro)          20.43             44.8 $     24.90     4,700.9  $     47.6
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       26,793.5                  $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................        3.74                                    1.89                    2.00
                                         ===========                                ========              ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $   (19) $      (552)
  Deferred (expense) benefit.................        387     (167)      (1,143)
                                              ----------  -------  -----------
Total........................................ $      113  $  (186) $    (1,695)
                                              ==========  =======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016      2015       2014
                                              ---------  -------  -----------
                                                       (IN MILLIONS)

Expected income tax (expense) benefit........ $    (152) $  (578) $    (2,140)
Noncontrolling interest......................       135      124          119
Separate Accounts investment activity........       160      181          116
Non-taxable investment income (loss).........        15        8           12
Tax audit interest...........................       (22)       1           (6)
State income taxes...........................        (8)       1           (4)
AB Federal and foreign taxes.................       (15)       2            4
Tax settlement...............................        --       77          212
Other........................................        --       (2)          (8)
                                              ---------  -------  -----------
Income tax (expense) benefit................. $     113  $  (186) $    (1,695)
                                              =========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --       1,786        --       1,740
DAC..........................................        --       1,197        --       1,253
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,437
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   4,068 $     517   $   4,589
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such earnings were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                    DECEMBER 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             -------  -------  --------
                                                                    (IN MILLIONS)

Unrealized gains (losses) on investments.................... $    44  $   261  $  1,142
Foreign currency translation adjustments....................     (77)     (59)      (34)
Defined benefit pension plans...............................     (46)     (43)     (811)
                                                             -------  -------  --------
Total accumulated other comprehensive income (loss).........     (79)     159       297
                                                             -------  -------  --------
Less: Accumulated other comprehensive (income) loss
  attributable to noncontrolling interest...................      86       69        54
                                                             -------  -------  --------
Accumulated Other Comprehensive Income (Loss) Attributable
  to AXA Equitable.......................................... $     7  $   228  $    351
                                                             =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                                                 2016      2015      2014
                                                                               --------  --------  -------
                                                                                      (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains (losses) arising during the period....... $    (18) $    (25) $   (21)
  (Gains) losses reclassified into net earnings (loss) during the period......       --        --       --
                                                                               --------  --------  -------
  Foreign currency translation adjustment.....................................      (18)      (25)     (21)
                                                                               --------  --------  -------
Change in net unrealized gains (losses) on investments:
  Net unrealized gains (losses) arising during the year.......................     (160)   (1,020)   1,043
  (Gains) losses reclassified into net earnings (loss) during the year/(1)/...        2        12       37
                                                                               --------  --------  -------
Net unrealized gains (losses) on investments..................................     (158)   (1,008)   1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss
  recognition and other.......................................................      (59)      127     (111)
                                                                               --------  --------  -------
Change in unrealized gains (losses), net of adjustments and (net of deferred
  income tax expense (benefit) of $(96), $(480) and $529).....................     (217)     (881)     969
                                                                               --------  --------  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....................................       --        --      (95)
  Prior service cost arising during the year..................................       --        --       --
   Less: reclassification adjustments to net earnings (loss) for:/(2)/........
     Amortization of net (gains) losses included in net periodic cost.........       (3)       (4)      72
     Amortization of net prior service credit included in net periodic cost...       --        --       --
                                                                               --------  --------  -------
Change in defined benefit plans (net of deferred income tax expense (benefit)
  of $0, $(2) and $(15))......................................................       (3)       (4)     (23)
                                                                               --------  --------  -------
Total other comprehensive income (loss), net of income taxes..................     (238)     (910)     925
Less: Other comprehensive (income) loss attributable to noncontrolling
  interest....................................................................       17        15       29
                                                                               --------  --------  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............... $   (221) $   (895) $   954
                                                                               ========  ========  =======

   /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.
   /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated Statements of earnings (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015         2014
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,703  $    6,822  $    12,656
Investment Management/(2)/...................      3,029       3,025        3,011
Consolidation/elimination....................        (27)        (28)         (27)
                                              ----------  ----------  -----------
Total Revenues............................... $    9,705  $    9,819  $    15,640
                                              ==========  ==========  ===========

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (274) $    1,033  $    5,512
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     431  $    1,650  $    6,115
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  190,628  $  182,738
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  203,764  $  194,626
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    5,034 $    4,297   $     2,216 $     (1,842)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,580 $    2,721   $     2,246 $      1,727
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $    1,720 $    1,061   $        22 $     (2,259)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,567 $      220   $     5,714 $        318
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,437 $    1,973   $     2,375 $      1,384
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $      854 $   (1,025)  $     2,275 $       (640)
                                              ========== ==========   =========== ============

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2017 TO PROSPECTUS DATED MAY 1, 2017 FOR:


INCENTIVELIFE LEGACY(R) III

INCENTIVE LIFE LEGACY(R) II
--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life Legacy(R) II and IncentiveLife Legacy(R) III policies ("your policy"). The additional investment option is our Market Stabilizer Option(R) ("MSO"), which is available to you, if you have received this Supplement. The MSO gives you the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index, excluding dividends, over approximately a one year period. Any amount that you decide to invest in the MSO is allocated to a "Segment", each of which has a specific start date and a limited duration. On the final day of the Segment, the index-linked return associated with that Segment will be applied to your Segment Account Value (as defined in the MSO Prospectus), and may be positive, zero or negative. Please be aware that the possibility of a negative return on this investment at the end of a Segment term could result in a significant loss of principal.


The purpose of this Supplement is solely to add to the May 1, 2017 Incentive Life Legacy(R) II and IncentiveLife Legacy(R) III Prospectuses (together the "Legacy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2017. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

If you allocate policy account value to any Segment that commences during the first year that the MSO is available to you under your policy, you are eligible for a Growth Cap Rate that is at least 15%. Please see "Growth Cap Rate Available During Initial Year" in the "Description of the Market Stabilizer Option(R)" of the MSO Prospectus for more details.

NO TRANSFER CHARGES IN CONNECTION WITH THE MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Legacy Prospectus policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 5 on page 8 of the Legacy Prospectus (which appears in the section of that Prospectus entitled "Tables of policy charges"): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) ("MSO") that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO ("MSO Prospectus") for information about the MSO and the related "Holding Account."

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 7 of the Legacy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX            At the beginning of each policy month   1.65% calculated as an annual % of
  SEGMENT ACCOUNT CHARGE        during the MSO Segment Term             your Segment Account Value/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  2% for New York policies; 5% for
  AMOUNTS OF POLICY LOANS       termination, if earlier)                all other policies/(4)/
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(5)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value" and "Early Distribution Adjustment."
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.


EVM 03 (5/17)                                                          #247285
NB/IF                                                       Cat# 153082 (5/17)

(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The "spread" is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO Prospectus for more information.
(4)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(5)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.

TRANSFERS INTO AND OUT OF THE MSO

Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into or out of the MSO. The MSO is not available if the paid up death benefit guarantee or extended no lapse guarantee is in effect.

If you elect to transfer account value to the MSO, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount (as defined in the MSO Prospectus).

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 8 of the Legacy Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104


   Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.


      Incentive Life Legacy(R) and IncentiveLife Legacy(R) are issued by and are registered trademarks of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)      Board of Directors Resolution.

              (1) Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

(b)      Custodian Agreements. Not Applicable.

(c)      Underwriting Contracts.

              (1) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (1)(a) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (1)(b) Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (1)(c) Third Amendment dated as of November 1, 2014 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (2) Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (3) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (4) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

              (5) Transition Agreement dated January 1, 2000 for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

              (6) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

              (6)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (6)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

             (6)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network,

                     LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (6)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on August 11, 2005.

              (6)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (6)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (6)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (6)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (6)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (6)(x) Tenth Amendment dated as of November 1, 2013 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (6)(xi)Eleventh Amendment dated as of November 1, 2013 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

             (6)(xii)Twelfth Amendment dated as of November 1, 2013 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

            (6)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

             (6)(xiv)Fourteenth Amendment dated as of August 1, 2015 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on
                     April 19, 2016.

              (6)(xv)Sixteenth Amendment dated May 1, 2016 to the General Agent
                     Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (7) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement File No. 333-103202 filed on April 27, 2004.

(d)      Contracts. (Including Riders and Endorsements)

              (1) Form of flexible premium variable life insurance policy (06-100), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (2) Form of variable life insurance policy (09-100), previously filed with the registration statement on Form N-6 (File No. 333-134307), filed on August 26, 2009.

              (3) Form of Children's Term Insurance Rider (Form R94-218), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (4) Form of Disability Rider - Waiver of Monthly Deductions (Form R94-216), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (5) Disability Rider - Waiver of Premiums (Form R94-216A), previously filed with this registration statement on Form N-6 (File No. 333-13407) filed on April 21, 2010.

              (6) Form of Option to Purchase Additional Insurance Rider (Form R94-204), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (7) Form of Extended No Lapse Guarantee Rider (Form R06-20), previously filed with the registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (8) Form of Extended No Lapse Guarantee Rider (Form R09-20), previously filed with the registration statement on Form N-6 (File No. 333-134307), filed on August 26, 2009.

              (9) Form of Paid Up Death Benefit Guarantee Endorsement (Form S.05-30), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (10) Form of Paid Up Death Benefit Guarantee Endorsement (Form S.09-30), previously filed with the registration statement on Form N-6 (File No. 333-134307) filed on August 26, 2009.

              (11) Form of Substitution of Insured Person Rider (Form R94-212), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (12) Form of Accelerated Death Benefit Rider (Form R06-70), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (13) Form of Loan Extension Endorsement (Form S.05-20), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (14) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (15) Form of Endorsement previously filed with this Registration Statement File No. 333-134307 on August 26, 2009.

              (16) Form of Charitable Legacy Rider previously filed with this Registration Statement File No. 333-134307 on August 26, 2009.

              (17) Form of Policy Rider is incorporated herein by reference to Exhibit 4(a) to Registration Statement on Form S-3, File No. 333-161963, filed on March 10, 2010.

              (18) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

              (19) Form of Data Pages (No. ICC15-09-100-3) on this Registration Statement on Form N-6 (File No. 333-134307) previously filed with this Registration Statement File No. 333-134307 on December 24, 2014.

              (20) Form of Data Pages (No. 09-100-3NYRev.) on this Registration Statement on Form N-6 (File No. 333-134307) previously filed with this Registration Statement File No. 333-134307 on December 24, 2014.

              (21) Form of Data Pages (Form No. ICC14-09-100-3), previously filed with this Registration Statement File No. 333-134307 on April 24, 2015.

              (22) Form of Data Pages (Form No. 09-100-3NYRev.), previously filed with this Registration Statement File No. 333-134307 on April 24, 2015.

              (23) Military Aviation Exclusion Rider (ICC14-R14-100), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

              (24) Aerial Activities Exclusion Rider (ICC1-R14-110), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

              (25) Racing Activities Exclusion Rider (ICC14-R14-120), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

              (26) Aviation Exclusion Rider (ICC14-R-80), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

(e)      Applications.

              (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (2) Form of Application for Life Insurance (Form AMIGV-2009), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on August 26, 2009.

              (3) Form of Application for Life Insurance Part 2 (Form 180-M205N 10/00), previously filed with this registration statement on Form N-6 (File No. 333-134307) filed on
                     May 19, 2006.

              (4) Form of Application for Life Insurance Part 2 (Form 180-225D), previously filed with (iii) this registration statement on Form N-6 (File No. 333-134307) filed on May 19, 2006.

              (5) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

              (6) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by (iv)(a) reference to
                     Exhibit 26(e)(iv)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

              (7) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), previously filed with this Registration Statement File No. 333-134307 on April 25, 2007.

              (8) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), previously filed with this Registration Statement File No. 333-134307 on April 22, 2008.

              (9) Form of Variable Universal Life Supplement to the Application (Form No. 180-6006a (2009), previously filed with this Registration Statement File No. 333-134307 on August 26, 2009.

              (10) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

              (11) Form of Flexible Premium Variable Universal Life Application (Form No. ICC14-AXA-ILLeg), previously filed with this Registration Statement File No. 333-134307 on April 24, 2015.

(f)      Depositor's Certificate of Incorporation and By-Laws.

              (1) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

              (2) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 19, 2006.

(g)      Reinsurance Contracts.

              (1) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

                (a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

              (2) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

              (3) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

                (a) Amendment No. 1 effective July 15, 2011 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

              (4) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

              (5) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)      Participation Agreements.

              (1)(a) Amended and Restated Participation Agreement among EQ
                     Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

               (a)(i)Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

               (a)(v)Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File
                     No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

               (a)(x)Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File
                     No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (1)(b) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

               (b)(i)Amendment No. 1 dated as of June 4, 2013 to the Second
                     Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

              (b)(ii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

             (b)(iii)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                     No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (b)(iv)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

               (b)(v)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                     No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

            (b)(viii)Amendment No. 7, dated as of December 21, 2015 ("Amendment
                     No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

              (b)(ix)Amendment No. 8, dated as of December 9, 2016 ("Amendment
                     No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

              (2)(a) Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

               (a)(i)Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (a)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (a)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (2)(b) Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

               (b)(i)Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(ii)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(iii)Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(iv)Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(v)Amendment No. 5, dated as of September 26, 2015
                     ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

              (3)(a) Participation Agreement by and Among AIM Variable
                     Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

               (a)(i)Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                     April 24, 2012.

              (a)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

             (a)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

              (a)(iv)Amendment No. 4, effective May 1, 2012, to the
                     Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (a)(v)Amendment No. 5, dated as of October 1, 2014, to the
                     Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

              (4)(a) Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

              (5)(a) Amended and Restated Participation Agreement dated April
                     16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (6)(a) Participation Agreement as of July 1, 2005 Franklin
                     Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the

                     Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

               (a)(i)Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

              (7)(a) Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

              (8)(a) Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (a)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (a)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios , MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

             (a)(iii)Amendment No. 3 dated September 5, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (a)(iv)Amendment No. 4 dated October 14, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File
                     No. 2-30070) filed on April 18, 2017.

              (a)(v) Amendment No. 5 dated October 1, 2016 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (9)(a) Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (10)(a)Participation Agreement among MFS Variable Insurance
                     Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (11)(a)Participation Agreement among T.Rowe Price Equity Series,
                     Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (12)(a)Participation Agreement among MONY Life Insurance Company,
                     PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

               (a)(i)Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (13)(a)Participation Agreement among Van Eck Worldwide Insurance
                     Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

               (a)(i)Amendment No. 1 dated October 13, 2009 to the
                     Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (13)(b)Participation Agreement dated October 1, 2013 among Van
                     Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (b)(i)Amendment No. 1 dated October 28, 2016 to the
                     Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (14)(a)Participation and Service Agreement among AXA Equitable
                     Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)      Administration Contracts. See (c)(ii), (iii) & (iv).

(j)      Other Material Contracts. Not Applicable.

(k)      Legal Opinion.

              (i) Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

(l)      Actuarial Opinion.

              (i) Opinion and Consent of Brian Lessing, FSA, MAAA, Senior Director and Actuary of AXA Equitable, filed herewith.

(m)      Calculation.

              (i)    Sample Calculation for Illustrations filed herewith.

(n)      Other Opinions.

              (i)    Consent of PricewaterhouseCoopers LLP filed herewith.

              (ii)   Powers of Attorney, filed herewith.

(o)      Omitted Financial Statements. Not applicable.

(p)      Initial Capital Agreements. Not applicable.

(q)      Redeemability Exemption.

              (i) Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

--------
+ State variations not included

Item 27. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Paul J. Evans                  Director
AXA UK
5 Old Broad Street
London, England EC2N 1AD

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

            Separate Account No. FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

            AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

            (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
No. 333-207015) on Form N-6 filed December 23, 2015.

            (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 18, 2017.

Item 29. Indemnification

(a)      Indemnification of Officers and Directors

              The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4 Indemnification of Directors, Officers and Employees.

              (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

              (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)      Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)      Undertaking

              Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and 70 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

       (c) The information under "Distribution of the policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.

ITEM 32. MANAGEMENT SERVICES

         Not applicable.

ITEM 33. REPRESENTATION REGARDING REASONABLENESS OF AGGREGATE POLICY FEES AND CHARGES

         AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 21st day of April, 2017.

                                   SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                   INSURANCE COMPANY (REGISTRANT)

                                   By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (DEPOSITOR)

                                   By:  /s/ Shane Daly
                                        ----------------------------------------
                                        Shane Daly
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of April, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Kristi A. Matus              Lorie A. Slutsky
Ramon de Oliveira            Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 21, 2017

                                 EXHIBIT INDEX

  EXHIBIT NO.                                                       TAG VALUE
  -----------                                                       ---------

  26(k)(i)      Opinion and Consent of Shane Daly                  EX-99.26ki

  26(l)(i)      Opinion and Consent of Brian Lessing               EX-99.26li

  26(m)(i)      Sample Calculations for Illustrations              EX-99.26mi

  26(n)(i)      Consent of PricewaterhouseCoopers LLP              EX-99.26ni

  26(n)(ii)     Powers of Attorney                                 EX-99.26nii